UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5867
                                                      --------

                     Oppenheimer Multi-state Municipal Trust
                     ---------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: July 31
                                                 -------

                      Date of reporting period: 04/30/2008
                                                ----------

================================================================================



ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                           COUPON     MATURITY       VALUE
-------------                                                       --------   ----------   ------------
MUNICIPAL BONDS AND NOTES--121.8%
PENNSYLVANIA--87.5%
 $     10,000   Allegheny County, PA COP                            5.000%     12/01/2028   $     10,065
                                                                    -----      ----------   ------------
   24,475,000   Allegheny County, PA GO (1)                         2.720 (2)  11/01/2026     20,072,678
                                                                    -----      ----------   ------------
   15,550,000   Allegheny County, PA GO (1)                         5.000      11/01/2032     15,988,559
                                                                    -----      ----------   ------------
      275,000   Allegheny County, PA GO                             2.720 (2)  11/01/2026        225,514
                                                                    -----      ----------   ------------
      130,000   Allegheny County, PA HDA (Catholic Health East)     5.375      11/15/2022        132,431
                                                                    -----      ----------   ------------
       75,000   Allegheny County, PA HDA (Catholic Health East)     5.500      11/15/2032         75,551
                                                                    -----      ----------   ------------
       80,000   Allegheny County, PA HDA (Jefferson Regional
                Medical Center)                                     5.125      05/01/2025         77,919
                                                                    -----      ----------   ------------
       25,000   Allegheny County, PA HDA (Jefferson Regional
                Medical Center)                                     5.125      05/01/2029         23,692
                                                                    -----      ----------   ------------
    3,150,000   Allegheny County, PA HDA (Ohio Valley General
                Hospital)                                           5.125      04/01/2035      2,735,051
                                                                    -----      ----------   ------------
    3,600,000   Allegheny County, PA HDA (Ohio Valley General
                Hospital)                                           5.450      01/01/2028      3,419,820
                                                                    -----      ----------   ------------
       55,000   Allegheny County, PA HDA (Pittsburgh Mercy
                Health System)                                      5.625      08/15/2026         59,725
                                                                    -----      ----------   ------------
       25,000   Allegheny County, PA HDA (The Covenant at
                South Hills) (3,4)                                  7.700      02/01/2009         12,763
                                                                    -----      ----------   ------------
       25,000   Allegheny County, PA HDA (The Covenant at
                South Hills) (3,4)                                  7.800      02/01/2009         12,763
                                                                    -----      ----------   ------------
    1,535,000   Allegheny County, PA HDA (The Covenant at
                South Hills) (3,4)                                  8.625      02/01/2021        783,618
                                                                    -----      ----------   ------------
      305,000   Allegheny County, PA HDA (The Covenant at
                South Hills) (3,4)                                  8.750      02/01/2031        155,703
                                                                    -----      ----------   ------------
   21,000,000   Allegheny County, PA HDA (UPMC Health System) (1)   2.990 (2)  02/01/2037     15,646,050
                                                                    -----      ----------   ------------
       95,000   Allegheny County, PA HDA (UPMC Health System) (5)   2.990 (2)  02/01/2037         70,780
                                                                    -----      ----------   ------------
        5,000   Allegheny County, PA HDA (UPMC Health System)       5.000      11/01/2016          5,101
                                                                    -----      ----------   ------------
       10,000   Allegheny County, PA HDA (UPMC Health System)       5.000      12/15/2018         10,234
                                                                    -----      ----------   ------------
       20,000   Allegheny County, PA HDA (UPMC Health System)       5.000      11/01/2023         20,315
                                                                    -----      ----------   ------------
       50,000   Allegheny County, PA HEBA (Chatham College)         5.250      11/15/2019         50,001
                                                                    -----      ----------   ------------
    2,020,000   Allegheny County, PA HEBA (Chatham College)         5.750      11/15/2028      2,028,726
                                                                    -----      ----------   ------------
    8,000,000   Allegheny County, PA HEBA (Chatham College)         5.750      11/15/2035      7,923,360
                                                                    -----      ----------   ------------
      955,000   Allegheny County, PA HEBA (Chatham College)         5.850      03/01/2022        971,617
                                                                    -----      ----------   ------------
    1,000,000   Allegheny County, PA HEBA (Chatham College)         5.950      03/01/2032      1,005,680
                                                                    -----      ----------   ------------
       15,000   Allegheny County, PA HEBA (Robert Morris
                University)                                         6.000      05/01/2028         15,201
                                                                    -----      ----------   ------------
      115,000   Allegheny County, PA HEBA (Thiel College)           5.375      11/15/2019        113,636
                                                                    -----      ----------   ------------
      110,000   Allegheny County, PA HEBA (Thiel College)           5.375      11/15/2029        100,322
                                                                    -----      ----------   ------------
    3,245,000   Allegheny County, PA HEBA (Waynesburg College) (5)  4.800      05/01/2036      2,898,629
                                                                    -----      ----------   ------------
       10,000   Allegheny County, PA IDA (ARC Allegheny
                Foundation)                                         5.000      12/01/2028          9,663
                                                                    -----      ----------   ------------
        5,000   Allegheny County, PA IDA (Coltec Industries)        7.250      06/01/2008          4,994
                                                                    -----      ----------   ------------
   13,750,000   Allegheny County, PA IDA (Environmental
                Improvement)                                        5.500      11/01/2016     13,763,888
                                                                    -----      ----------   ------------
    1,000,000   Allegheny County, PA IDA (RR/RRSW/RRDC
                Obligated Group) (5)                                5.000      09/01/2021        958,120
                                                                    -----      ----------   ------------

                   1 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                           COUPON    MATURITY       VALUE
-------------                                                        ------   ----------   ------------
PENNSYLVANIA CONTINUED
 $  1,250,000   Allegheny County, PA IDA (RR/RRSW/RRDC
                Obligated Group) (5)                                 5.100%   09/01/2026   $  1,165,950
                                                                     -----    ----------   ------------
    1,500,000   Allegheny County, PA IDA (RR/RRSW/RRDC
                Obligated Group) (5)                                 5.125    09/01/2031      1,347,450
                                                                     -----    ----------   ------------
      100,000   Allegheny County, PA IDA (USX Corp.)                 5.500    12/01/2029         96,805
                                                                     -----    ----------   ------------
      400,000   Allegheny County, PA IDA (USX Corp.) (5)             5.600    09/01/2030        383,024
                                                                     -----    ----------   ------------
       25,000   Allegheny County, PA IDA (USX Corp.)                 6.000    01/15/2014         25,062
                                                                     -----    ----------   ------------
      270,000   Allegheny County, PA IDA (USX Corp.) (5)             6.100    01/15/2018        270,851
                                                                     -----    ----------   ------------
       20,000   Allegheny County, PA IDA (USX Corp.)                 6.100    07/15/2020         20,015
                                                                     -----    ----------   ------------
    2,425,000   Allegheny County, PA Redevel. Authority
                (Pittsburgh Mills)                                   5.100    07/01/2014      2,463,170
                                                                     -----    ----------   ------------
   23,750,000   Allegheny County, PA Redevel. Authority
                (Pittsburgh Mills)                                   5.600    07/01/2023     23,355,275
                                                                     -----    ----------   ------------
      155,000   Allegheny County, PA Redevel. Authority (Robinson
                Mall)                                                6.875    11/01/2017        165,019
                                                                     -----    ----------   ------------
    7,545,000   Allegheny County, PA Redevel. Authority (Robinson
                Mall)                                                7.000    11/01/2017      8,054,891
                                                                     -----    ----------   ------------
    1,783,500   Allegheny County, PA Residential Finance Authority
                (Broadview Manor Apartments)                         5.950    01/20/2043      1,686,139
                                                                     -----    ----------   ------------
    3,110,000   Allegheny County, PA Residential Finance Authority
                (Cambridge Square Apartments)                        4.600    01/15/2037      2,844,593
                                                                     -----    ----------   ------------
    1,374,000   Allegheny County, PA Residential Finance Authority
                (Independence House Apartments)                      6.100    01/20/2043      1,331,530
                                                                     -----    ----------   ------------
      715,000   Allegheny County, PA Residential Finance Authority
                (Single Family Mtg.)                                 4.850    11/01/2028        669,126
                                                                     -----    ----------   ------------
    1,295,000   Allegheny County, PA Residential Finance Authority
                (Single Family Mtg.)                                 4.900    11/01/2027      1,226,469
                                                                     -----    ----------   ------------
    1,975,000   Allegheny County, PA Residential Finance Authority
                (Single Family Mtg.)                                 4.950    11/01/2037      1,798,633
                                                                     -----    ----------   ------------
    1,200,000   Allegheny County, PA Residential Finance Authority
                (Single Family Mtg.)                                 5.000    05/01/2035      1,111,356
                                                                     -----    ----------   ------------
      450,000   Allegheny County, PA Residential Finance Authority
                (Single Family Mtg.)                                 5.150    11/01/2016        457,385
                                                                     -----    ----------   ------------
    1,783,300   Allegheny County, PA Residential Finance Authority
                (Versailles Apartments)                              6.160    01/20/2043      1,746,100
                                                                     -----    ----------   ------------
        5,000   Armstrong County, PA IDA (Kittanning Care Center)    5.375    08/20/2012          5,297
                                                                     -----    ----------   ------------
        5,000   Beaver County, PA Hospital Authority (Valley
                Health System)                                       5.000    05/15/2028          5,039
                                                                     -----    ----------   ------------
      135,000   Beaver County, PA IDA (J. Ray McDermott and
                Company)                                             6.800    02/01/2009        135,313
                                                                     -----    ----------   ------------
      280,000   Beaver County, PA IDA (Pennsylvania Power and
                Light Company)                                       5.375    06/01/2028        280,176
                                                                     -----    ----------   ------------
       10,000   Bedford County, PA IDA (Brown Group)                 7.125    02/01/2009         10,006
                                                                     -----    ----------   ------------
      300,000   Berks County, PA Municipal Authority (RHMC/HW
                Obligated Group)                                     5.000    03/01/2028        300,111
                                                                     -----    ----------   ------------
    2,460,000   Blair County, PA IDA (The Village at Penn State
                Retirement Community)                                6.000    01/01/2034      2,457,220
                                                                     -----    ----------   ------------
       50,000   Blair County, PA IDA (The Village at Penn State
                Retirement Community)                                6.400    01/01/2012         50,860
                                                                     -----    ----------   ------------
    4,140,000   Blair County, PA IDA (The Village at Penn State
                Retirement Community)                                6.900    01/01/2022      4,228,969
                                                                     -----    ----------   ------------

                   2 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                           COUPON     MATURITY       VALUE
-------------                                                       -------   ----------   ------------
PENNSYLVANIA CONTINUED
 $  7,135,000   Blair County, PA IDA (The Village at Penn State
                Retirement Community)                                7.000%   01/01/2034   $  7,272,349
                                                                    ------    ----------   ------------
       50,000   Blair County, PA IDA (The Village at Penn State
                Retirement Community) (3,4,6)                       10.000    01/01/2012          3,520
                                                                    ------    ----------   ------------
      500,000   Bonneauville Borough, PA Municipal Authority         5.000    06/01/2027        493,625
                                                                    ------    ----------   ------------
    1,580,000   Bonneauville Borough, PA Municipal Authority         5.250    06/01/2037      1,568,276
                                                                    ------    ----------   ------------
    2,000,000   Bonneauville Borough, PA Municipal Authority         5.300    06/01/2043      1,994,840
                                                                    ------    ----------   ------------
    5,500,000   Bradford County, PA IDA (International Paper
                Company)                                             5.200    12/01/2019      5,238,805
                                                                    ------    ----------   ------------
    3,000,000   Bucks County, PA IDA (Ann's Choice)                  6.125    01/01/2025      2,955,090
                                                                    ------    ----------   ------------
    3,000,000   Bucks County, PA IDA (Ann's Choice)                  6.250    01/01/2035      2,933,070
                                                                    ------    ----------   ------------
      270,000   Bucks County, PA IDA (Chandler Hall Health Care
                Facility)                                            5.700    05/01/2009        268,977
                                                                    ------    ----------   ------------
    1,000,000   Bucks County, PA IDA (Chandler Hall Health Care
                Facility)                                            6.200    05/01/2019        966,250
                                                                    ------    ----------   ------------
       10,000   Bucks County, PA IDA (Chandler Hall Health Care
                Facility)                                            6.300    05/01/2029          9,453
                                                                    ------    ----------   ------------
    1,000,000   Bucks County, PA IDA (Lutheran Community
                Telford Center)                                      5.750    01/01/2027        913,920
                                                                    ------    ----------   ------------
       15,000   Bucks County, PA IDA (Pennswood Village)             5.800    10/01/2020         16,387
                                                                    ------    ----------   ------------
    8,000,000   Bucks County, PA IDA (Pennsylvania Suburban
                Water Company) (1)                                   5.550    09/01/2032      8,010,280
                                                                    ------    ----------   ------------
      255,000   Bucks County, PA IDA (Pennsylvania Suburban
                Water Company)                                       5.550    09/01/2032        255,326
                                                                    ------    ----------   ------------
       80,000   Bucks County, PA IDA (USX Corp.)                     5.600    03/01/2033         79,940
                                                                    ------    ----------   ------------
       10,000   Butler County, PA Hospital Authority (Butler
                Memorial Hospital)                                   5.250    07/01/2012         10,020
                                                                    ------    ----------   ------------
      145,000   Butler County, PA Hospital Authority (Butler
                Memorial Hospital)                                   5.250    07/01/2016        145,289
                                                                    ------    ----------   ------------
       85,000   Butler County, PA Hospital Authority (Butler
                Memorial Hospital)                                   5.250    07/01/2016         85,169
                                                                    ------    ----------   ------------
      480,000   Butler County, PA IDA (Greenview Gardens
                Apartments)                                          6.000    07/01/2023        487,910
                                                                    ------    ----------   ------------
      880,000   Butler County, PA IDA (Greenview Gardens
                Apartments)                                          6.250    07/01/2033        887,735
                                                                    ------    ----------   ------------
      200,000   Cambridge, PA Area Joint Authority                   5.250    12/01/2021        200,220
                                                                    ------    ----------   ------------
    4,040,000   Carbon County, PA IDA (Panther Creek Partners)       6.650    05/01/2010      4,101,004
                                                                    ------    ----------   ------------
       10,000   Carbondale, PA Hsg. Corp.                            8.125    05/01/2019         10,190
                                                                    ------    ----------   ------------
      900,000   Chartiers Valley, PA Industrial & Commercial
                Devel. Authority (Asbury Health Center)              5.750    12/01/2022        834,147
                                                                    ------    ----------   ------------
    7,870,000   Chester County, PA H&EFA (Chester County
                Hospital)                                            5.875    07/01/2016      7,911,318
                                                                    ------    ----------   ------------
      700,000   Chester County, PA H&EFA (Chester County
                Hospital)                                            6.750    07/01/2031        720,853
                                                                    ------    ----------   ------------
      150,000   Chester County, PA H&EFA (Devereaux Foundation)      5.500    05/01/2027        150,945
                                                                    ------    ----------   ------------
       25,000   Chester County, PA H&EFA (Immaculata College)        5.300    10/15/2011         25,017
                                                                    ------    ----------   ------------
       30,000   Chester County, PA H&EFA (Immaculata College)        5.400    10/15/2012         30,015
                                                                    ------    ----------   ------------
       65,000   Chester County, PA H&EFA (Immaculata College)        5.600    10/15/2018         63,864
                                                                    ------    ----------   ------------
       25,000   Chester County, PA H&EFA (Immaculata College)        5.625    10/15/2027         22,978
                                                                    ------    ----------   ------------
      330,000   Chester County, PA H&EFA (Jefferson Health
                System)                                              5.375    05/15/2027        331,729
                                                                    ------    ----------   ------------
    2,040,000   Chester County, PA IDA (Collegium Charter School)    5.500    04/15/2031      1,593,485
                                                                    ------    ----------   ------------

                   3 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                          COUPON    MATURITY       VALUE
-------------                                                       ------   ----------   ------------
PENNSYLVANIA CONTINUED
 $ 23,915,000   Chester County, PA IDA Water Facilities Authority
                (Aqua Pennsylvania)                                 5.000%   02/01/2041   $ 21,893,943
                                                                    -----    ----------   ------------
      100,000   Chester, PA Upland School Authority                 5.250    09/01/2017        100,217
                                                                    -----    ----------   ------------
    1,000,000   Clarion County, PA Hospital Authority (Clarion
                Hospital)                                           5.750    07/01/2012      1,002,240
                                                                    -----    ----------   ------------
       15,000   Clarion County, PA Hospital Authority (Clarion
                Hospital)                                           5.750    07/01/2017         15,034
                                                                    -----    ----------   ------------
      800,000   Crawford County, PA Hospital Authority
                (Wesbury United Methodist Community)                6.125    08/15/2019        783,040
                                                                    -----    ----------   ------------
    1,000,000   Cumberland County, PA Municipal Authority
                (Diakon Lutheran Ministries)                        5.000    01/01/2027        892,130
                                                                    -----    ----------   ------------
    9,500,000   Cumberland County, PA Municipal Authority
                (Diakon Lutheran Ministries)                        5.000    01/01/2036      7,961,665
                                                                    -----    ----------   ------------
    1,000,000   Cumberland County, PA Municipal Authority
                (Presbyterian Homes)                                5.000    12/01/2020      1,008,120
                                                                    -----    ----------   ------------
    1,950,000   Cumberland County, PA Municipal Authority
                (Presbyterian Homes)                                5.000    12/01/2021      1,956,026
                                                                    -----    ----------   ------------
    6,605,000   Delaware County, PA Authority (Cabrini College)     5.500    07/01/2024      6,735,251
                                                                    -----    ----------   ------------
       60,000   Delaware County, PA Authority (CCMC)                5.300    12/01/2027         55,079
                                                                    -----    ----------   ------------
       15,000   Delaware County, PA Authority
                (CCMC/CKHS/DCMH Obligated Group)                    5.375    12/01/2018         14,779
                                                                    -----    ----------   ------------
       25,000   Delaware County, PA Authority
                (CCMC/CKHS/DCMH Obligated Group)                    6.250    12/15/2022         28,302
                                                                    -----    ----------   ------------
       25,000   Delaware County, PA Authority
                (CCMC/CKHS/DCMH Obligated Group)                    6.250    12/15/2031         28,302
                                                                    -----    ----------   ------------
    2,500,000   Delaware County, PA Authority
                (CCMC/CKHS/DCMHObligated Group)                     5.000    12/15/2026      2,151,350
                                                                    -----    ----------   ------------
      120,000   Delaware County, PA Authority
                (MAS/MCMCSPA/MHH/MHP/MHSSPA Obligated Group)        5.375    11/15/2023        124,927
                                                                    -----    ----------   ------------
    1,360,000   Delaware County, PA Authority (Neumann College)     6.000    10/01/2025      1,391,117
                                                                    -----    ----------   ------------
    2,530,000   Delaware County, PA Authority (Neumann College)     6.000    10/01/2031      2,531,771
                                                                    -----    ----------   ------------
    1,000,000   Delaware County, PA Authority (Neumann College)     6.125    10/01/2034      1,007,590
                                                                    -----    ----------   ------------
    3,000,000   Delaware County, PA Authority (Neumann College)     6.250    10/01/2038      3,068,640
                                                                    -----    ----------   ------------
   11,055,000   Delaware County, PA IDA (Aqua Pennsylvania)         5.000    11/01/2037     10,162,309
                                                                    -----    ----------   ------------
   18,900,000   Delaware County, PA IDA (Aqua Pennsylvania)         5.000    11/01/2038     17,327,898
                                                                    -----    ----------   ------------
    4,605,000   Delaware County, PA IDA (Naamans Creek) (5)         7.000    12/01/2036      4,518,196
                                                                    -----    ----------   ------------
    5,370,000   Delaware County, PA IDA (Pennsylvania Suburban
                Water Company) (5)                                  5.150    09/01/2032      5,153,858
                                                                    -----    ----------   ------------
       45,000   Delaware County, PA IDA (Philadelphia Suburban
                Water Company)                                      5.350    10/01/2031         44,465
                                                                    -----    ----------   ------------
       45,000   Delaware County, PA IDA (Philadelphia Suburban
                Water Company)                                      6.000    06/01/2029         45,453
                                                                    -----    ----------   ------------
       50,000   Delaware River Port Authority PA/NJ                 5.000    01/01/2026         50,137
                                                                    -----    ----------   ------------
       10,000   Derry Township, PA GO                               5.700    09/15/2013         10,025
                                                                    -----    ----------   ------------
       25,000   Derry Township, PA Municipal Authority              5.100    12/01/2020         25,032
                                                                    -----    ----------   ------------
       15,000   East Hempfield Township, PA IDA (Homestead
                Village)                                            6.375    11/01/2023         14,041
                                                                    -----    ----------   ------------
      140,000   Erie County, PA IDA (International Paper Company)   5.000    11/01/2018        128,848
                                                                    -----    ----------   ------------
       10,000   Erie County, PA IDA (International Paper Company)   5.850    12/01/2020          9,701
                                                                    -----    ----------   ------------
    2,505,000   Erie, PA HEBA (Gannon University)                   5.000    05/01/2032      2,364,645
                                                                    -----    ----------   ------------
    2,035,000   Erie, PA HEBA (Gannon University)                   5.000    05/01/2035      1,898,146
                                                                    -----    ----------   ------------

                   4 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                           COUPON    MATURITY       VALUE
-------------                                                       ------   ----------   ------------
PENNSYLVANIA CONTINUED
 $  2,755,000   Erie-Western PA Port Authority (5)                  5.125%   06/15/2016   $  2,832,608
                                                                    -----    ----------   ------------
       65,000   Falls Township, PA Hospital Authority (Delaware
                Valley Medical Center)                              7.000    08/01/2022         65,516
                                                                    -----    ----------   ------------
       30,000   Ferndale, PA Area School District GO                6.750    07/15/2009         30,104
                                                                    -----    ----------   ------------
       45,000   Franklin County, PA IDA (The Chambersburg
                Hospital)                                           5.000    07/01/2022         45,080
                                                                    -----    ----------   ------------
       10,000   Gettysburg, PA Municipal Authority (Gettysburg
                College)                                            5.000    08/15/2023         10,128
                                                                    -----    ----------   ------------
       15,000   Grove City, PA Area Hospital Authority (United
                Community Hospital)                                 5.250    07/01/2012         15,009
                                                                    -----    ----------   ------------
       45,000   Grove City, PA Area Hospital Authority (United
                Community Hospital)                                 5.250    07/01/2012         45,028
                                                                    -----    ----------   ------------
    1,000,000   Harveys Lake, PA General Municipal Authority
                (Misericordia University)                           6.000    05/01/2019      1,009,050
                                                                    -----    ----------   ------------
       25,000   Hazelton, PA Area School District                   5.000    03/01/2011         25,030
                                                                    -----    ----------   ------------
    7,265,000   Horsham, PA Industrial and Commercial Devel.
                Authority (Pennsylvania LTC) (5)                    6.000    12/01/2037      6,446,525
                                                                    -----    ----------   ------------
       40,000   Indiana County, PA IDA Pollution Control
                (Metropolitan Edison Company)                       5.950    05/01/2027         40,242
                                                                    -----    ----------   ------------
      115,000   Indiana County, PA IDA Pollution Control (PSEG
                Power LLC)                                          5.850    06/01/2027        110,575
                                                                    -----    ----------   ------------
    1,000,000   Lancaster County, PA Hospital Authority
                (Brethren Village)                                  6.375    07/01/2030        984,160
                                                                    -----    ----------   ------------
    4,000,000   Lancaster County, PA Hospital Authority
                (Brethren Village)                                  6.500    07/01/2040      3,949,040
                                                                    -----    ----------   ------------
       10,000   Lancaster County, PA Hospital Authority
                (Lancaster General Hospital)                        5.500    03/15/2026         11,014
                                                                    -----    ----------   ------------
       25,000   Lancaster County, PA Hospital Authority
                (Landis Homes Retirement Community)                 5.700    09/01/2018         23,753
                                                                    -----    ----------   ------------
       20,000   Lancaster County, PA Hospital Authority
                (Landis Homes Retirement Community)                 5.750    09/01/2023         18,528
                                                                    -----    ----------   ------------
       25,000   Lancaster County, PA Hospital Authority (St.
                Anne's Home for the Aged)                           6.500    04/01/2015         25,020
                                                                    -----    ----------   ------------
       25,000   Lancaster County, PA Solid Waste Management
                Authority                                           5.000    12/15/2014         25,329
                                                                    -----    ----------   ------------
       10,000   Latrobe, PA IDA (St. Vincent College)               5.375    05/01/2013         10,416
                                                                    -----    ----------   ------------
       10,000   Latrobe, PA IDA (St. Vincent College)               5.375    05/01/2018         10,076
                                                                    -----    ----------   ------------
       35,000   Latrobe, PA IDA (St. Vincent College)               5.700    05/01/2031         35,000
                                                                    -----    ----------   ------------
   14,025,000   Lawrence County, PA IDA (Shenango Presbyterian
                Center) (5)                                         5.625    11/15/2037     11,862,345
                                                                    -----    ----------   ------------
    1,020,000   Lehigh County, PA GPA (Bible Fellowship Church
                Home)                                               6.000    12/15/2023        974,651
                                                                    -----    ----------   ------------
    1,060,000   Lehigh County, PA GPA (Bible Fellowship Church
                Home)                                               7.625    11/01/2021      1,120,770
                                                                    -----    ----------   ------------
      750,000   Lehigh County, PA GPA (Bible Fellowship Church
                Home)                                               7.750    11/01/2033        793,958
                                                                    -----    ----------   ------------
    1,265,000   Lehigh County, PA GPA (Kidspeace Obligated
                Group) (5)                                          5.800    11/01/2012      1,248,542
                                                                    -----    ----------   ------------
    8,190,000   Lehigh County, PA GPA (Kidspeace Obligated
                Group) (5)                                          6.000    11/01/2018      7,872,719
                                                                    -----    ----------   ------------
    2,000,000   Lehigh County, PA GPA (Kidspeace Obligated
                Group) (5)                                          6.000    11/01/2018      1,922,520
                                                                    -----    ----------   ------------

                   5 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                          COUPON    MATURITY       VALUE
-------------                                                       ------   ----------   ------------
PENNSYLVANIA CONTINUED
 $  1,100,000   Lehigh County, PA GPA (Kidspeace Obligated
                Group) (5)                                          6.000%   11/01/2023   $  1,006,159
                                                                    -----    ----------   ------------
    3,750,000   Lehigh County, PA GPA (Kidspeace Obligated
                Group) (5)                                          6.000    11/01/2023      3,430,088
                                                                    -----    ----------   ------------
       60,000   Lehigh County, PA GPA (Lehigh Valley Health
                Network)                                            5.000    07/01/2028         60,449
                                                                    -----    ----------   ------------
      100,000   Lehigh County, PA GPA (Lehigh Valley Hospital)      5.625    07/01/2015        100,466
                                                                    -----    ----------   ------------
       10,000   Lehigh County, PA GPA (Lehigh Valley
                Hospital/Muhlenberg Hospital Center/MCCC
                Obligated Group)                                    5.000    07/01/2028         10,075
                                                                    -----    ----------   ------------
        5,000   Lehigh County, PA GPA (Lehigh Valley
                Hospital/Muhlenberg Hospital Center/MCCC
                Obligated Group)                                    5.000    07/01/2028          5,037
                                                                    -----    ----------   ------------
       30,000   Lehigh County, PA GPA (St. Lukes Hospital
                Bethlehem)                                          5.375    08/15/2033         33,233
                                                                    -----    ----------   ------------
      100,000   Lehigh County, PA IDA (Lifepath)                    5.850    06/01/2008         99,900
                                                                    -----    ----------   ------------
      250,000   Lehigh County, PA Water Authority                   5.000    11/01/2019        250,263
                                                                    -----    ----------   ------------
      650,000   Lehigh, PA Northampton Airport Authority (Lehigh
                Valley International Airport)                       5.000    01/01/2021        642,746
                                                                    -----    ----------   ------------
       10,000   Luzerne County, PA Flood Protection Authority       5.000    01/15/2023         10,022
                                                                    -----    ----------   ------------
   22,510,000   Luzerne County, PA IDA (Pennsylvania-American
                Water Company) (5)                                  5.100    09/01/2034     21,353,211
                                                                    -----    ----------   ------------
    6,650,000   Lycoming County, PA Authority (Pennsylvania
                College of Technology)                              5.500    10/01/2037      7,116,631
                                                                    -----    ----------   ------------
      170,000   Lycoming County, PA Hospital Authority
                (MVH/DPH Obligated Group)                           5.250    11/15/2015        170,213
                                                                    -----    ----------   ------------
       30,000   Lycoming County, PA Hospital Authority
                (MVH/DPH Obligated Group)                           5.500    11/15/2022         30,045
                                                                    -----    ----------   ------------
       70,000   Lycoming County, PA Hospital Authority
                (WH/NCPHS Obligated Group)                          5.250    11/15/2015         70,088
                                                                    -----    ----------   ------------
       50,000   Lycoming County, PA Hospital Authority
                (WH/NCPHS Obligated Group)                          5.375    11/15/2010         50,107
                                                                    -----    ----------   ------------
       30,000   Mars, PA Area School District                       5.000    09/01/2027         30,041
                                                                    -----    ----------   ------------
    2,730,000   McKean County, PA Hospital Authority (Bradford
                Hospital)                                           5.000    10/01/2020      2,443,541
                                                                    -----    ----------   ------------
    3,000,000   McKean County, PA Hospital Authority (Bradford
                Hospital)                                           5.250    10/01/2030      2,533,920
                                                                    -----    ----------   ------------
      645,000   Millcreek, PA Richland Joint Authority              5.250    08/01/2022        660,615
                                                                    -----    ----------   ------------
    1,355,000   Millcreek, PA Richland Joint Authority              5.375    08/01/2027      1,367,168
                                                                    -----    ----------   ------------
      875,000   Millcreek, PA Richland Joint Authority              5.375    08/01/2027        889,271
                                                                    -----    ----------   ------------
    1,000,000   Millcreek, PA Richland Joint Authority              5.500    08/01/2037        998,170
                                                                    -----    ----------   ------------
    2,445,000   Millcreek, PA Richland Joint Authority              5.500    08/01/2037      2,460,281
                                                                    -----    ----------   ------------
       75,000   Monroe County, PA Hospital Authority (Pocono
                Medical Center)                                     5.625    01/01/2032         75,425
                                                                    -----    ----------   ------------
       10,000   Montgomery County, PA HEHA (Abington
                Memorial Hospital)                                  5.000    06/01/2028         10,015
                                                                    -----    ----------   ------------
       20,000   Montgomery County, PA HEHA (Abington
                Memorial Hospital)                                  5.125    06/01/2027         20,052
                                                                    -----    ----------   ------------
       20,000   Montgomery County, PA HEHA (Abington
                Memorial Hospital)                                  5.125    06/01/2032         19,593
                                                                    -----    ----------   ------------
    3,970,000   Montgomery County, PA HEHA (Arcadia
                University) (5)                                     5.000    04/01/2036      3,720,486
                                                                    -----    ----------   ------------

                   6 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                          COUPON    MATURITY       VALUE
-------------                                                       ------   ----------   ------------
PENNSYLVANIA CONTINUED
 $    110,000   Montgomery County, PA HEHA (Holy Redeemer
                Health System)                                      5.250%   10/01/2023   $    111,199
                                                                    -----    ----------   ------------
       50,000   Montgomery County, PA HEHA (Holy Redeemer
                Health System)                                      5.250    10/01/2027         49,697
                                                                    -----    ----------   ------------
       80,000   Montgomery County, PA HEHA (Holy Redeemer
                Physician & Ambulatory Services)                    5.250    10/01/2023         80,874
                                                                    -----    ----------   ------------
      900,000   Montgomery County, PA IDA (ACTS Retirement
                Life Community)                                     5.250    11/15/2028        876,807
                                                                    -----    ----------   ------------
    1,750,000   Montgomery County, PA IDA (Meadowood Corp.)         6.250    12/01/2017      1,758,383
                                                                    -----    ----------   ------------
      270,000   Montgomery County, PA IDA
                (Pennsylvania-American Water Company)               5.050    06/01/2029        256,873
                                                                    -----    ----------   ------------
    2,500,000   Montgomery County, PA IDA (Whitemarsh
                Continued Care)                                     6.250    02/01/2035      2,295,425
                                                                    -----    ----------   ------------
    3,840,000   Montgomery County, PA IDA (Wordsworth Academy) (5)  8.000    09/01/2024      3,843,418
                                                                    -----    ----------   ------------
   11,080,000   New Morgan, PA IDA (Browning-Ferris Industries)     6.500    04/01/2019     10,771,976
                                                                    -----    ----------   ------------
    2,085,000   New Wilmington, PA Municipal Authority
                (Westminster College)                               5.000    05/01/2027      1,993,823
                                                                    -----    ----------   ------------
      135,000   Northampton County, PA Higher Education
                Authority (Lafayette College)                       5.000    11/01/2027        135,018
                                                                    -----    ----------   ------------
       70,000   Northampton County, PA IDA (Kirkland Village)       5.625    12/15/2019         64,275
                                                                    -----    ----------   ------------
      170,000   Northampton County, PA IDA (Moravian Hall
                Square)                                             5.350    07/01/2010        170,224
                                                                    -----    ----------   ------------
       25,000   Northampton County, PA IDA (Moravian Hall
                Square)                                             5.550    07/01/2014         25,024
                                                                    -----    ----------   ------------
       40,000   Northampton County, PA IDA (Moravian Hall
                Square)                                             5.700    07/01/2020         40,025
                                                                    -----    ----------   ------------
      390,000   Northeastern PA Hospital & Education Authority
                (WVHCS)                                             5.250    01/01/2026        393,218
                                                                    -----    ----------   ------------
      830,000   Northumberland County, PA IDA (Aqua
                Pennsylvania)                                       5.050    10/01/2039        767,069
                                                                    -----    ----------   ------------
    1,205,000   Northumberland County, PA IDA (NHS Youth
                Services)                                           5.500    02/15/2033      1,044,843
                                                                    -----    ----------   ------------
    1,795,000   Northumberland County, PA IDA (NHS Youth
                Services) (5)                                       7.500    02/15/2029      1,845,009
                                                                    -----    ----------   ------------
    3,800,000   Northumberland County, PA IDA (NHS Youth
                Services) (5)                                       7.750    02/15/2029      3,956,560
                                                                    -----    ----------   ------------
   11,400,000   PA EDFA (30th Street Garage) (5)                    5.875    06/01/2033     10,840,602
                                                                    -----    ----------   ------------
       50,000   PA EDFA (Amtrak)                                    6.000    11/01/2011         52,327
                                                                    -----    ----------   ------------
      250,000   PA EDFA (Amtrak)                                    6.125    11/01/2021        256,493
                                                                    -----    ----------   ------------
    5,005,000   PA EDFA (Amtrak) (5)                                6.250    11/01/2031      5,037,482
                                                                    -----    ----------   ------------
   12,445,000   PA EDFA (Amtrak)                                    6.375    11/01/2041     12,652,956
                                                                    -----    ----------   ------------
   40,000,000   PA EDFA (Bionol Clearfield)                         8.500    07/15/2015     38,642,000
                                                                    -----    ----------   ------------
      500,000   PA EDFA (Fayette Thermal)                           5.250    12/01/2016        461,035
                                                                    -----    ----------   ------------
       35,000   PA EDFA (Fayette Thermal)                           5.500    12/01/2021         31,247
                                                                    -----    ----------   ------------
   14,700,000   PA EDFA (National Gypsum Company) (5)               6.125    11/02/2027     12,693,156
                                                                    -----    ----------   ------------
    5,000,000   PA EDFA (National Gypsum Company) (5)               6.250    11/01/2027      4,381,050
                                                                    -----    ----------   ------------
    4,100,000   PA EDFA (Northampton Generating)                    6.400    01/01/2009      4,081,304
                                                                    -----    ----------   ------------
    8,515,000   PA EDFA (Northampton Generating)                    6.500    01/01/2013      8,539,949
                                                                    -----    ----------   ------------
   21,800,000   PA EDFA (Northampton Generating) (5)                6.600    01/01/2019     21,803,706
                                                                    -----    ----------   ------------
    1,200,000   PA EDFA (Northampton Generating)                    6.875    01/01/2011      1,180,860
                                                                    -----    ----------   ------------

                   7 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                          COUPON     MATURITY       VALUE
-------------                                                      --------   ----------   ------------
PENNSYLVANIA CONTINUED
 $ 12,000,000   PA EDFA (Northampton Generating)                   6.950%     01/01/2021   $ 11,202,960
                                                                   -----      ----------   ------------
       45,000   PA EDFA (Northwestern Human Services)              5.125      06/01/2018         40,994
                                                                   -----      ----------   ------------
    3,000,000   PA EDFA (Northwestern Human Services) (5)          5.250      06/01/2028      2,533,560
                                                                   -----      ----------   ------------
   10,000,000   PA EDFA (Reliant Energy) (1)                       6.750      12/01/2036     10,105,850
                                                                   -----      ----------   ------------
    8,000,000   PA EDFA (Reliant Energy) (5)                       6.750      12/01/2036      8,084,640
                                                                   -----      ----------   ------------
    2,000,000   PA EDFA (Reliant Energy)                           6.750      12/01/2036      2,021,160
                                                                   -----      ----------   ------------
   21,500,000   PA EDFA (Reliant Energy/Reliant Seward
                Obligated Group)                                   6.750      12/01/2036     21,727,470
                                                                   -----      ----------   ------------
   57,825,000   PA EDFA (USG Corp.)                                6.000      06/01/2031     53,770,311
                                                                   -----      ----------   ------------
    4,870,000   PA EDFA (Waste Management)                         5.100      10/01/2027      4,134,630
                                                                   -----      ----------   ------------
    5,000,000   PA EDFA P-Floats (3)                               3.540 (2)  12/01/2036      5,000,000
                                                                   -----      ----------   ------------
   20,000,000   PA Geisinger Authority Health System
                (Geisinger Health System) (1)                      2.940 (2)  05/01/2037     14,810,180
                                                                   -----      ----------   ------------
    8,000,000   PA Geisinger Authority Health System
                (Geisinger Health System)                          2.940 (2)  05/01/2037      5,960,400
                                                                   -----      ----------   ------------
    1,050,000   PA Geisinger Authority Health System (Penn State
                Geisinger Health System Foundation)                5.000      08/15/2028      1,051,050
                                                                   -----      ----------   ------------
    1,500,000   PA Harrisburg University Authority (Harrisburg
                University of Science)                             5.400      09/01/2016      1,475,700
                                                                   -----      ----------   ------------
       50,000   PA HEFA (Allegheny College)                        5.000      11/01/2026         50,008
                                                                   -----      ----------   ------------
    3,185,000   PA HEFA (Allegheny Delaware Valley Obligated
                Group) (3)                                         5.875      11/15/2021      3,185,319
                                                                   -----      ----------   ------------
    1,025,000   PA HEFA (Assoc. of Independent Colleges &
                Universities)                                      5.125      05/01/2032        982,012
                                                                   -----      ----------   ------------
      100,000   PA HEFA (California University of Pennsylvania
                Student Assoc.)                                    5.000      07/01/2028         83,511
                                                                   -----      ----------   ------------
    1,500,000   PA HEFA (California University of Pennsylvania
                Student Assoc.)                                    6.750      09/01/2020      1,574,790
                                                                   -----      ----------   ------------
      110,000   PA HEFA (California University of Pennsylvania
                Student Assoc.)                                    6.750      09/01/2032        113,372
                                                                   -----      ----------   ------------
       50,000   PA HEFA (California University of Pennsylvania
                Student Assoc.)                                    6.800      09/01/2025         52,031
                                                                   -----      ----------   ------------
    1,475,000   PA HEFA (College of Science & Agriculture)         5.350      04/15/2028      1,361,853
                                                                   -----      ----------   ------------
    1,460,000   PA HEFA (Delaware Valley College of Science &
                Agriculture)                                       5.650      04/15/2025      1,426,508
                                                                   -----      ----------   ------------
      815,000   PA HEFA (Delaware Valley College of Science &
                Agriculture)                                       5.750      04/15/2029        792,270
                                                                   -----      ----------   ------------
      220,000   PA HEFA (Delaware Valley College of Science &
                Agriculture)                                       5.750      04/15/2034        210,712
                                                                   -----      ----------   ------------
    3,210,000   PA HEFA (Delaware Valley College of Science &
                Agriculture) (5)                                   5.800      04/15/2030      3,130,199
                                                                   -----      ----------   ------------
    3,385,000   PA HEFA (Delaware Valley College of Science &
                Agriculture) (5)                                   5.800      04/15/2033      3,270,282
                                                                   -----      ----------   ------------
       55,000   PA HEFA (Drexel University)                        5.750      05/01/2022         55,640
                                                                   -----      ----------   ------------
    2,500,000   PA HEFA (Edinboro University Foundation)           5.750      07/01/2028      2,417,275
                                                                   -----      ----------   ------------
    2,000,000   PA HEFA (Edinboro University Foundation)           5.875      07/01/2038      1,927,400
                                                                   -----      ----------   ------------
    3,325,000   PA HEFA (Edinboro University Foundation)           6.000      07/01/2042      3,237,619
                                                                   -----      ----------   ------------
    1,830,000   PA HEFA (Elizabethtown College)                    5.000      12/15/2021      1,838,381
                                                                   -----      ----------   ------------
    4,000,000   PA HEFA (Elizabethtown College) (5)                5.000      12/15/2027      3,892,480
                                                                   -----      ----------   ------------
    1,200,000   PA HEFA (Gwynedd-Mercy College)                    5.000      05/01/2027      1,168,416
                                                                   -----      ----------   ------------
       45,000   PA HEFA (Higher Education System)                  5.000      06/15/2019         45,159
                                                                   -----      ----------   ------------

                   8 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                          COUPON      MATURITY       VALUE
-------------                                                      ------     ----------   ------------
PENNSYLVANIA CONTINUED
 $  4,500,000   PA HEFA (La Salle University) (5)                  5.000%     05/01/2037   $  3,963,285
                                                                   -----      ----------   ------------
       50,000   PA HEFA (La Salle University)                      5.500      05/01/2034         48,324
                                                                   -----      ----------   ------------
      735,000   PA HEFA (Lycoming College)                         5.250      11/01/2027        737,808
                                                                   -----      ----------   ------------
    1,490,000   PA HEFA (Marywood University)                      5.125      06/01/2029      1,453,361
                                                                   -----      ----------   ------------
      140,000   PA HEFA (MCP/HUHS/AUS Obligated Group) (3)         5.500      11/15/2008        140,018
                                                                   -----      ----------   ------------
        5,000   PA HEFA (MCP/HUHS/AUS Obligated Group) (3)         5.875      11/15/2016          5,001
                                                                   -----      ----------   ------------
   35,085,000   PA HEFA (MCP/HUHS/AUS Obligated Group) (3)         5.875      11/15/2016     35,088,509
                                                                   -----      ----------   ------------
    9,660,000   PA HEFA (MCP/HUHS/AUS Obligated Group) (3)         5.875      11/15/2021      9,660,966
                                                                   -----      ----------   ------------
      250,000   PA HEFA (Philadelphia University)                  5.000      06/01/2035        221,283
                                                                   -----      ----------   ------------
    3,000,000   PA HEFA (Philadelphia University) (5)              5.125      06/01/2025      2,895,570
                                                                   -----      ----------   ------------
    2,200,000   PA HEFA (Philadelphia University)                  5.250      06/01/2032      2,065,580
                                                                   -----      ----------   ------------
      105,000   PA HEFA (St. Francis University)                   5.750      11/01/2023        105,417
                                                                   -----      ----------   ------------
    3,925,000   PA HEFA (St. Francis University) (5)               6.250      11/01/2018      4,111,438
                                                                   -----      ----------   ------------
       25,000   PA HEFA (University of the Arts)                   5.750      03/15/2030         25,210
                                                                   -----      ----------   ------------
      100,000   PA HEFA (UPMC Health System)                       5.000      08/01/2029        101,309
                                                                   -----      ----------   ------------
       30,000   PA HEFA (UPMC Health System)                       6.000      01/15/2031         31,825
                                                                   -----      ----------   ------------
      750,000   PA HEFA (Widener University)                       5.000      07/15/2026        717,953
                                                                   -----      ----------   ------------
      100,000   PA HEFA (Widener University)                       5.250      07/15/2024         99,776
                                                                   -----      ----------   ------------
       70,000   PA HEFA (Widener University)                       5.400      07/15/2036         67,444
                                                                   -----      ----------   ------------
    3,930,000   PA HFA (Single Family Mtg.)                        4.700      10/01/2037      3,427,707
                                                                   -----      ----------   ------------
    2,120,000   PA HFA (Single Family Mtg.)                        5.450      10/01/2032      2,183,282
                                                                   -----      ----------   ------------
   18,740,000   PA HFA (Single Family Mtg.), Series 100A (1)       5.350      10/01/2033     18,331,749
                                                                   -----      ----------   ------------
    9,180,000   PA HFA (Single Family Mtg.), Series 61A (5)        5.450      10/01/2021      9,366,905
                                                                   -----      ----------   ------------
    4,765,000   PA HFA (Single Family Mtg.), Series 61A (5)        5.500      04/01/2029      4,815,128
                                                                   -----      ----------   ------------
      260,000   PA HFA (Single Family Mtg.), Series 61A            5.500      04/01/2029        262,691
                                                                   -----      ----------   ------------
       25,000   PA HFA (Single Family Mtg.), Series 62A            5.200      10/01/2011         25,407
                                                                   -----      ----------   ------------
      570,000   PA HFA (Single Family Mtg.), Series 63A            5.448 (7)  04/01/2030        153,689
                                                                   -----      ----------   ------------
       60,000   PA HFA (Single Family Mtg.), Series 64             5.000      10/01/2017         60,239
                                                                   -----      ----------   ------------
        5,000   PA HFA (Single Family Mtg.), Series 66A            5.650      04/01/2029          5,120
                                                                   -----      ----------   ------------
    2,690,000   PA HFA (Single Family Mtg.), Series 67A            5.400      10/01/2024      2,724,055
                                                                   -----      ----------   ------------
    4,740,000   PA HFA (Single Family Mtg.), Series 70A (5)        5.800      04/01/2027      4,783,276
                                                                   -----      ----------   ------------
    8,000,000   PA HFA (Single Family Mtg.), Series 72A (1)        5.250      04/01/2021      8,011,000
                                                                   -----      ----------   ------------
   18,190,000   PA HFA (Single Family Mtg.), Series 72A            5.350      10/01/2031     17,785,454
                                                                   -----      ----------   ------------
   11,400,000   PA HFA (Single Family Mtg.), Series 73A (1)        5.350      10/01/2022     11,464,809
                                                                   -----      ----------   ------------
   10,000,000   PA HFA (Single Family Mtg.), Series 74B (1)        5.150      10/01/2022      9,993,150
                                                                   -----      ----------   ------------
    1,020,000   PA HFA (Single Family Mtg.), Series 74B            5.150      10/01/2022      1,020,133
                                                                   -----      ----------   ------------
    2,995,000   PA HFA (Single Family Mtg.), Series 74B            5.250      04/01/2032      2,895,895
                                                                   -----      ----------   ------------
    4,270,000   PA HFA (Single Family Mtg.), Series 95A            4.875      10/01/2031      3,905,000
                                                                   -----      ----------   ------------
   17,525,000   PA HFA (Single Family Mtg.), Series 96A (1)        4.700      10/01/2037     15,283,388
                                                                   -----      ----------   ------------
    4,380,000   PA HFA (Single Family Mtg.), Series 97A            5.500      10/01/2032      4,451,744
                                                                   -----      ----------   ------------
    7,495,000   PA HFA (Single Family Mtg.), Series 98A (5)        4.850      10/01/2031      6,875,913
                                                                   -----      ----------   ------------
    9,000,000   PA HFA (Single Family Mtg.), Series 99A (1)        5.250      10/01/2032      8,699,310
                                                                   -----      ----------   ------------
   15,750,000   PA HFA (Single Family Mtg.), Series 99A (1)        5.300      10/01/2037     15,137,251
                                                                   -----      ----------   ------------
   10,000,000   PA HFA (Single Family Mtg.), Series B (1)          5.100      10/01/2020     10,040,800
                                                                   -----      ----------   ------------
       55,000   PA Intergovernmental Cooperative Authority         5.000      06/15/2021         55,540
                                                                   -----      ----------   ------------

                   9 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                          COUPON     MATURITY       VALUE
-------------                                                      --------   ----------   ------------
PENNSYLVANIA CONTINUED
 $  1,265,000   PA Southcentral General Authority (Hanover
                Hospital)                                          5.000%     12/01/2020   $  1,279,269
                                                                   -----      ----------   ------------
    1,400,000   PA Southcentral General Authority (Hanover
                Hospital)                                          5.000      12/01/2023      1,400,812
                                                                   -----      ----------   ------------
    2,245,000   PA Southcentral General Authority (Hanover
                Hospital)                                          5.000      12/01/2025      2,229,330
                                                                   -----      ----------   ------------
    3,265,000   PA Southcentral General Authority (Hanover
                Hospital)                                          5.000      12/01/2026      3,225,951
                                                                   -----      ----------   ------------
    1,350,000   PA Southcentral General Authority (Hanover
                Hospital)                                          5.000      12/01/2027      1,321,880
                                                                   -----      ----------   ------------
    2,510,000   PA Southcentral General Authority (Hanover
                Hospital)                                          5.000      12/01/2028      2,449,986
                                                                   -----      ----------   ------------
    1,470,000   PA Southcentral General Authority (Hanover
                Hospital)                                          5.000      12/01/2030      1,408,525
                                                                   -----      ----------   ------------
   26,100,000   PA St. Mary Hospital Authority (Catholic Health
                East)                                              2.884 (2)  11/15/2034     18,923,805
                                                                   -----      ----------   ------------
      410,000   PA St. Mary Hospital Authority (Catholic
                Health East/Mercy Medical/McCauley Center
                Obligated Group)                                   2.887 (2)  11/15/2034        297,271
                                                                   -----      ----------   ------------
       95,000   PA St. Mary Hospital Authority (Catholic Health
                Initiatives)                                       5.000      12/01/2028         95,763
                                                                   -----      ----------   ------------
       50,000   PA St. Mary Hospital Authority (Franciscan
                Health)                                            7.000      06/15/2015         50,514
                                                                   -----      ----------   ------------
       15,000   PA State Public School Building Authority
                (Butler College)                                   5.400      07/15/2012         15,636
                                                                   -----      ----------   ------------
        5,000   PA State Public School Building Authority
                (Chester Upland School District)                   5.150      11/15/2026          5,173
                                                                   -----      ----------   ------------
        5,000   PA Turnpike Commission                             5.000      12/01/2023          5,064
                                                                   -----      ----------   ------------
      300,000   PA West Shore Area Hospital Authority (Holy
                Spirit Hospital)                                   6.250      01/01/2032        304,968
                                                                   -----      ----------   ------------
       10,000   Patterson Township, PA Municipal Authority         5.500      04/15/2011         10,014
                                                                   -----      ----------   ------------
       25,000   Penn Hills, PA GO                                  5.850      12/01/2014         25,064
                                                                   -----      ----------   ------------
   10,000,000   Philadelphia, PA Airport (1)                       5.000      06/15/2032      9,502,350
                                                                   -----      ----------   ------------
      235,000   Philadelphia, PA Airport                           5.375      06/15/2015        237,742
                                                                   -----      ----------   ------------
       15,000   Philadelphia, PA Airport, Series B                 5.250      06/15/2031         14,512
                                                                   -----      ----------   ------------
        5,000   Philadelphia, PA Authority for Industrial Devel.   5.250      10/01/2030          5,452
                                                                   -----      ----------   ------------
      100,000   Philadelphia, PA Authority for Industrial Devel.
                (Aero Philadelphia)                                5.250      01/01/2009         99,377
                                                                   -----      ----------   ------------
    6,720,000   Philadelphia, PA Authority for Industrial Devel.
                (Aero Philadelphia) (5)                            5.500      01/01/2024      5,896,934
                                                                   -----      ----------   ------------
    3,870,000   Philadelphia, PA Authority for Industrial Devel.
                (Air Cargo) (5)                                    7.500      01/01/2025      3,987,184
                                                                   -----      ----------   ------------
       25,000   Philadelphia, PA Authority for Industrial Devel.
                (American College of Physicians)                   6.000      06/15/2030         26,060
                                                                   -----      ----------   ------------
    1,150,000   Philadelphia, PA Authority for Industrial Devel.
                (Baptist Home of Philadelphia)                     5.500      11/15/2018      1,070,236
                                                                   -----      ----------   ------------
      786,000   Philadelphia, PA Authority for Industrial Devel.
                (Baptist Home of Philadelphia)                     5.600      11/15/2028        697,850
                                                                   -----      ----------   ------------
       20,000   Philadelphia, PA Authority for Industrial Devel.
                (Cathedral Village)                                5.600      04/01/2012         20,014
                                                                   -----      ----------   ------------

                  10 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                         COUPON    MATURITY       VALUE
-------------                                                      ------   ----------   ------------
PENNSYLVANIA CONTINUED
 $     35,000   Philadelphia, PA Authority for Industrial Devel.
                (Cathedral Village)                                5.700%   04/01/2015   $     35,085
                                                                   -----    ----------   ------------
      450,000   Philadelphia, PA Authority for Industrial Devel.
                (Cathedral Village)                                6.750    04/01/2023        460,553
                                                                   -----    ----------   ------------
    1,100,000   Philadelphia, PA Authority for Industrial Devel.
                (Cathedral Village)                                6.875    04/01/2034      1,132,472
                                                                   -----    ----------   ------------
    2,750,000   Philadelphia, PA Authority for Industrial Devel.
                (First Mtg.-CPAP)                                  6.125    04/01/2019      1,899,233
                                                                   -----    ----------   ------------
    1,790,000   Philadelphia, PA Authority for Industrial Devel.
                (Franklin Towne Charter High School)               5.250    01/01/2027      1,646,890
                                                                   -----    ----------   ------------
    1,085,000   Philadelphia, PA Authority for Industrial Devel.
                (Franklin Towne Charter High School)               5.375    01/01/2032        970,240
                                                                   -----    ----------   ------------
    1,330,000   Philadelphia, PA Authority for Industrial Devel.
                (International Educational & Community Project)    5.875    06/01/2022      1,268,700
                                                                   -----    ----------   ------------
    8,000,000   Philadelphia, PA Authority for Industrial Devel.
                (Philadelphia Airport System), Series A (1)        5.400    07/01/2022      8,020,080
                                                                   -----    ----------   ------------
       30,000   Philadelphia, PA Authority for Industrial Devel.
                (Philadelphia Airport)                             5.000    07/01/2019         29,432
                                                                   -----    ----------   ------------
   19,710,000   Philadelphia, PA Authority for Industrial Devel.
                (Philadelphia Airport)                             5.000    07/01/2023     18,978,168
                                                                   -----    ----------   ------------
       10,000   Philadelphia, PA Authority for Industrial Devel.
                (Philadelphia Airport)                             5.125    07/01/2020          9,892
                                                                   -----    ----------   ------------
    3,915,000   Philadelphia, PA Authority for Industrial Devel.
                (Philadelphia Airport) (5)                         5.125    07/01/2028      3,769,440
                                                                   -----    ----------   ------------
      115,000   Philadelphia, PA Authority for Industrial Devel.
                (Philadelphia Airport)                             5.250    07/01/2028        112,472
                                                                   -----    ----------   ------------
      400,000   Philadelphia, PA Authority for Industrial Devel.
                (Philadelphia Airport)                             5.300    07/01/2017        401,872
                                                                   -----    ----------   ------------
    1,640,000   Philadelphia, PA Authority for Industrial Devel.
                (Richard Allen Prep Charter School)                6.250    05/01/2033      1,514,753
                                                                   -----    ----------   ------------
    1,370,000   Philadelphia, PA Authority for Industrial Devel.
                (Stapeley Germantown)                              5.000    01/01/2015      1,239,727
                                                                   -----    ----------   ------------
    1,580,000   Philadelphia, PA Authority for Industrial Devel.
                (Stapeley Germantown)                              5.125    01/01/2021      1,341,910
                                                                   -----    ----------   ------------
    1,400,000   Philadelphia, PA Authority for Industrial Devel.
                Senior Living (Arbor House)                        6.100    07/01/2033      1,398,600
                                                                   -----    ----------   ------------
      780,000   Philadelphia, PA Authority for Industrial Devel.
                Senior Living (GIH/PPAM)                           5.125    07/01/2016        773,534
                                                                   -----    ----------   ------------
    1,240,000   Philadelphia, PA Authority for Industrial Devel.
                Senior Living (Miriam and Robert M. Rieder House)  6.100    07/01/2033      1,238,760
                                                                   -----    ----------   ------------
    3,000,000   Philadelphia, PA Authority for Industrial Devel.
                Senior Living (Presbyterian Homes Germantown)      5.625    07/01/2035      2,811,750
                                                                   -----    ----------   ------------
    1,160,000   Philadelphia, PA Authority for Industrial Devel.
                Senior Living (Robert Saligman House)              6.100    07/01/2033      1,158,840
                                                                   -----    ----------   ------------
       25,000   Philadelphia, PA Gas Works                         5.000    07/01/2014         25,093
                                                                   -----    ----------   ------------
       15,000   Philadelphia, PA Gas Works                         5.000    07/01/2026         15,027
                                                                   -----    ----------   ------------
    1,210,000   Philadelphia, PA H&HEFA (Centralized
                Comprehensive Human Services)                      7.250    01/01/2021      1,233,656
                                                                   -----    ----------   ------------
       80,000   Philadelphia, PA H&HEFA (Jefferson Health
                System)                                            5.000    05/15/2018         81,350
                                                                   -----    ----------   ------------
       10,000   Philadelphia, PA H&HEFA (Jefferson Health
                System)                                            5.125    05/15/2021         10,110
                                                                   -----    ----------   ------------
       60,000   Philadelphia, PA H&HEFA (North Philadelphia
                Health System)                                     5.375    01/01/2028         61,270
                                                                   -----    ----------   ------------

                  11 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                          COUPON   MATURITY        VALUE
-------------                                                       ------  ----------   ------------
PENNSYLVANIA CONTINUED
 $  2,380,000   Philadelphia, PA H&HEFA (Philadelphia Protestant
                Home)                                               6.500%  07/01/2027   $  2,373,265
                                                                    -----   ----------   ------------
   19,470,000   Philadelphia, PA H&HEFA (Temple University
                Hospital)                                           5.500   07/01/2026     18,733,061
                                                                    -----   ----------   ------------
       10,000   Philadelphia, PA H&HEFA (Temple University
                Hospital)                                           6.500   11/15/2008         10,155
                                                                    -----   ----------   ------------
        5,000   Philadelphia, PA New Public Housing Authority       5.000   04/01/2012          5,302
                                                                    -----   ----------   ------------
       25,000   Philadelphia, PA Parking Authority (Airport)        5.500   09/01/2018         25,289
                                                                    -----   ----------   ------------
       20,000   Philadelphia, PA Parking Authority, Series A        5.250   02/15/2029         20,185
                                                                    -----   ----------   ------------
      180,000   Philadelphia, PA Redevel. Authority (Multifamily
                Hsg.)                                               5.450   02/01/2023        180,274
                                                                    -----   ----------   ------------
    2,580,000   Philadelphia, PA Redevel. Authority (Pavilion
                Apartments)                                         6.000   10/01/2023      2,613,721
                                                                    -----   ----------   ------------
    4,100,000   Philadelphia, PA Redevel. Authority (Pavilion
                Apartments) (5)                                     6.250   10/01/2032      4,130,586
                                                                    -----   ----------   ------------
       10,000   Pittsburgh & Allegheny County, PA Public
                Auditorium Authority                                5.000   02/01/2024         10,116
                                                                    -----   ----------   ------------
       50,000   Pittsburgh & Allegheny County, PA Public
                Auditorium Authority                                5.000   02/01/2029         50,070
                                                                    -----   ----------   ------------
       40,000   Pittsburgh & Allegheny County, PA Public
                Auditorium Authority                                5.250   02/01/2031         40,411
                                                                    -----   ----------   ------------
    3,035,800   Pittsburgh, PA Urban Redevel. Authority (Marian
                Plaza)                                              6.130   01/20/2043      2,957,203
                                                                    -----   ----------   ------------
    1,290,000   Pittsburgh, PA Urban Redevel. Authority (West
                Park Court)                                         4.900   11/20/2047      1,132,865
                                                                    -----   ----------   ------------
       20,000   Pittsburgh, PA Urban Redevel. Authority, Series A   5.200   10/01/2020         20,091
                                                                    -----   ----------   ------------
       30,000   Pittsburgh, PA Urban Redevel. Authority, Series A   5.250   10/01/2029         29,394
                                                                    -----   ----------   ------------
       15,000   Pittsburgh, PA Urban Redevel. Authority, Series A   7.250   02/01/2024         15,011
                                                                    -----   ----------   ------------
       40,000   Pittsburgh, PA Urban Redevel. Authority, Series B   5.350   10/01/2022         40,252
                                                                    -----   ----------   ------------
       60,000   Pittsburgh, PA Urban Redevel. Authority, Series C   5.600   04/01/2020         60,220
                                                                    -----   ----------   ------------
       25,000   Pittsburgh, PA Urban Redevel. Authority, Series C   5.700   04/01/2030         25,010
                                                                    -----   ----------   ------------
       35,000   Pittsburgh, PA Urban Redevel. Authority, Series C   5.900   10/01/2022         35,304
                                                                    -----   ----------   ------------
      750,000   Pittsburgh, PA Urban Redevel. Authority, Series C   5.950   10/01/2029        753,293
                                                                    -----   ----------   ------------
       10,000   Pittsburgh, PA Urban Redevel. Authority, Series C   7.125   08/01/2013         10,013
                                                                    -----   ----------   ------------
       10,000   Pittsburgh, PA Water & Sewer Authority, Series A    5.050   09/01/2025         10,000
                                                                    -----   ----------   ------------
       35,000   Pittsburgh, PA Water & Sewer Authority, Series A    5.100   09/01/2022         35,008
                                                                    -----   ----------   ------------
      400,000   Pittsburgh, PA Water & Sewer Authority, Series C    5.125   09/01/2023        400,504
                                                                    -----   ----------   ------------
       30,000   Potter County, PA Hospital Authority (Charles
                Cole Memorial Hospital)                             5.250   08/01/2028         29,447
                                                                    -----   ----------   ------------
      120,000   Potter County, PA Hospital Authority (Charles
                Cole Memorial Hospital)                             6.050   08/01/2024        120,530
                                                                    -----   ----------   ------------
    1,000,000   Pottsville, PA Hospital Authority (Pottsville
                Hospital & Warne Clinic)                            5.500   07/01/2018        939,430
                                                                    -----   ----------   ------------
      390,000   Pottsville, PA Hospital Authority (Pottsville
                Hospital & Warne Clinic)                            5.500   07/01/2018        366,378
                                                                    -----   ----------   ------------
    4,170,000   Pottsville, PA Hospital Authority (Pottsville
                Hospital & Warne Clinic) (5)                        5.625   07/01/2024      3,803,874
                                                                    -----   ----------   ------------
      235,000   Pottsville, PA Hospital Authority (Pottsville
                Hospital & Warne Clinic)                            5.625   07/01/2024        214,367
                                                                    -----   ----------   ------------
       10,000   Schuylkill County, PA IDA (DOCNHS/BSVHS/WMHS
                Obligated Group)                                    5.000   11/01/2028         10,066
                                                                    -----   ----------   ------------
    2,100,000   Scranton, PA Parking Authority                      5.250   06/01/2034      1,958,901
                                                                    -----   ----------   ------------

                  12 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                          COUPON    MATURITY         VALUE
-------------                                                       ------   ----------   ---------------
PENNSYLVANIA CONTINUED
 $  8,500,000   Scranton, PA Parking Authority                      5.250%   06/01/2039   $     7,852,725
                                                                    -----    ----------   ---------------
      145,000   Scranton, PA School District                        5.000    04/01/2022           147,195
                                                                    -----    ----------   ---------------
      220,000   Scranton, PA School District                        5.000    04/01/2025           222,011
                                                                    -----    ----------   ---------------
      440,000   Scranton, PA School District                        5.000    04/01/2031           442,116
                                                                    -----    ----------   ---------------
        5,000   Sharon, PA Regional Health System Authority
                (SRPS/SRHS Obligated Group)                         5.000    12/01/2028             5,011
                                                                    -----    ----------   ---------------
      460,000   South Fork, PA Municipal Authority (Conemaugh
                Valley Memorial Hospital)                           5.000    07/01/2028           463,257
                                                                    -----    ----------   ---------------
        5,000   South Fork, PA Municipal Authority (Conemaugh
                Valley Memorial Hospital)                           5.375    07/01/2022             5,063
                                                                    -----    ----------   ---------------
      355,000   South Fork, PA Municipal Authority (Good
                Samaritan Medical Center of Johnstown)              5.250    07/01/2026           355,760
                                                                    -----    ----------   ---------------
       25,000   South Fork, PA Municipal Authority (Good
                Samaritan Medical Center of Johnstown)              5.375    07/01/2016            25,105
                                                                    -----    ----------   ---------------
        5,000   South Park, PA School District                      5.000    05/15/2016             5,006
                                                                    -----    ----------   ---------------
      100,000   Susquehanna, PA Area Regional Airport Authority     5.000    01/01/2028            95,884
                                                                    -----    ----------   ---------------
      140,000   Susquehanna, PA Area Regional Airport Authority     5.375    01/01/2018           133,925
                                                                    -----    ----------   ---------------
    4,300,000   Susquehanna, PA Area Regional Airport Authority     6.500    01/01/2038         4,307,138
                                                                    -----    ----------   ---------------
    1,000,000   Susquehanna, PA Area Regional Airport
                Authority (Aero Harrisburg) (5)                     5.500    01/01/2024           877,520
                                                                    -----    ----------   ---------------
       15,000   Union County, PA Hospital Authority (United
                Methodist Continuing Care Services)                 6.250    04/01/2012            15,002
                                                                    -----    ----------   ---------------
      880,000   Washington County, PA Authority (Capital
                Projects & Equipment Program)                       6.150    12/01/2029           877,853
                                                                    -----    ----------   ---------------
       35,000   Washington County, PA Hospital Authority
                (Washington Hospital)                               5.125    07/01/2028            35,280
                                                                    -----    ----------   ---------------
    8,000,000   Washington County, PA Redevel. Authority (Victory
                Centre) (5)                                         5.450    07/01/2035         6,920,560
                                                                    -----    ----------   ---------------
      750,000   Washington, PA Township Municipal Authority         5.875    12/15/2023           733,830
                                                                    -----    ----------   ---------------
    2,500,000   Washington, PA Township Municipal Authority         6.000    12/15/2033         2,431,325
                                                                    -----    ----------   ---------------
    1,085,000   Westmoreland County, PA IDA (Redstone
                Retirement Community)                               5.875    01/01/2032           984,713
                                                                    -----    ----------   ---------------
       35,000   Westmoreland County, PA Redevel. Authority
                (Harmon House)                                      5.400    06/20/2028            35,400
                                                                    -----    ----------   ---------------
    5,000,000   Wilkes-Barre, PA Finance Authority (Wilkes
                University) (5)                                     5.000    03/01/2027         4,638,350
                                                                    -----    ----------   ---------------
    5,000,000   Wilkes-Barre, PA Finance Authority (Wilkes
                University) (5)                                     5.000    03/01/2037         4,382,650
                                                                    -----    ----------   ---------------
       10,000   York County, PA Hospital Authority (York
                Hospital)                                           5.500    07/01/2008            10,027
                                                                    -----    ----------   ---------------
       10,000   York County, PA IDA (PSEG Power)                    5.500    09/01/2020             9,591
                                                                    -----    ----------   ---------------
       15,000   York, PA Hsg. Corp. Mtg., Series A                  6.875    11/01/2009            15,029
                                                                                          ---------------
                                                                                            1,113,997,651
                                                                                          ---------------
OTHER STATES--0.0%
       20,000   MD H&HEFA (Johns Hopkins University)                5.625    07/01/2027            20,431
                                                                    -----    ----------   ---------------

U.S. POSSESSIONS--34.3%
       45,000   Guam GO                                             5.375    11/15/2013            45,010
                                                                    -----    ----------   ---------------
      505,000   Guam GO, Series A                                   5.250    11/15/2037           448,738
                                                                    -----    ----------   ---------------
    2,000,000   Guam Government Waterworks Authority and
                Wastewater System (5)                               5.875    07/01/2035         1,944,320
                                                                    -----    ----------   ---------------

                  13 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008 / UNAUDITED

   PRINCIPAL
     AMOUNT                                                                COUPON     MATURITY       VALUE
---------------                                                           --------   ----------   ------------
U.S. POSSESSIONS CONTINUED
 $      500,000   Guam Government Waterworks Authority and
                  Wastewater System                                       6.000%     07/01/2025   $    505,605
                                                                          -----      ----------   ------------
        700,000   Guam Hsg. Corp. (Single Family Mtg.)                    5.750      09/01/2031        725,788
                                                                          -----      ----------   ------------
        150,000   Guam Power Authority, Series A                          5.250      10/01/2013        150,044
                                                                          -----      ----------   ------------
        710,000   Guam Power Authority, Series A                          5.250      10/01/2023        710,036
                                                                          -----      ----------   ------------
      5,000,000   Guam Tobacco Settlement Economic Devel. &
                  Commerce Authority (TASC)                               5.250      06/01/2032      4,769,850
                                                                          -----      ----------   ------------
        500,000   Guam Tobacco Settlement Economic Devel. &
                  Commerce Authority (TASC)                               5.625      06/01/2047        485,750
                                                                          -----      ----------   ------------
     38,902,000   Guam Tobacco Settlement Economic Devel. &
                  Commerce Authority (TASC)                               7.250 (7)  06/01/2057        967,104
                                                                          -----      ----------   ------------
        600,000   Northern Mariana Islands Commonwealth, Series A         6.750      10/01/2033        623,466
                                                                          -----      ----------   ------------
      2,670,000   Northern Mariana Islands Ports Authority, Series A (5)  5.500      03/15/2031      2,331,204
                                                                          -----      ----------   ------------
      1,905,000   Northern Mariana Islands Ports Authority, Series A (5)  6.250      03/15/2028      1,654,607
                                                                          -----      ----------   ------------
      1,315,000   Northern Mariana Islands Ports Authority, Series A (5)  6.600      03/15/2028      1,419,358
                                                                          -----      ----------   ------------
     10,000,000   Puerto Rico Aqueduct & Sewer Authority (1)              5.000      07/01/2028     10,264,150
                                                                          -----      ----------   ------------
     20,000,000   Puerto Rico Aqueduct & Sewer Authority (1)              5.125      07/01/2047     20,481,300
                                                                          -----      ----------   ------------
      3,000,000   Puerto Rico Aqueduct & Sewer Authority                  0.000 (8)  07/01/2024      2,591,760
                                                                          -----      ----------   ------------
      4,200,000   Puerto Rico Aqueduct & Sewer Authority                  6.000      07/01/2038      4,401,558
                                                                          -----      ----------   ------------
      3,145,000   Puerto Rico Aqueduct & Sewer Authority                  6.000      07/01/2044      3,293,413
                                                                          -----      ----------   ------------
     31,945,000   Puerto Rico Children's Trust Fund (TASC)                5.375      05/15/2033     30,857,592
                                                                          -----      ----------   ------------
     88,830,000   Puerto Rico Children's Trust Fund (TASC)                5.500      05/15/2039     87,142,230
                                                                          -----      ----------   ------------
     68,400,000   Puerto Rico Children's Trust Fund (TASC)                5.625      05/15/2043     67,317,912
                                                                          -----      ----------   ------------
    457,500,000   Puerto Rico Children's Trust Fund (TASC)                6.432 (7)  05/15/2050     22,728,600
                                                                          -----      ----------   ------------
     97,000,000   Puerto Rico Children's Trust Fund (TASC)                7.013 (7)  05/15/2055      2,942,980
                                                                          -----      ----------   ------------
  1,817,000,000   Puerto Rico Children's Trust Fund (TASC) (9)            7.625 (7)  05/15/2057     46,533,370
                                                                          -----      ----------   ------------
     10,020,000   Puerto Rico Commonwealth GO                             5.250      07/01/2030      9,813,588
                                                                          -----      ----------   ------------
      9,000,000   Puerto Rico Commonwealth GO (9)                         5.500      07/01/2032      9,027,090
                                                                          -----      ----------   ------------
          5,000   Puerto Rico Electric Power Authority, Series DD         5.000      07/01/2028          5,099
                                                                          -----      ----------   ------------
      9,800,000   Puerto Rico Electric Power Authority, Series UU (1)     2.247 (2)  07/01/2025      7,114,125
                                                                          -----      ----------   ------------
     31,890,000   Puerto Rico Electric Power Authority, Series UU (1)     2.507 (2)  07/01/2031     23,149,943
                                                                          -----      ----------   ------------
        885,000   Puerto Rico HFC, Series B                               5.300      12/01/2028        887,451
                                                                          -----      ----------   ------------
         25,000   Puerto Rico Highway & Transportation Authority,
                  Series A                                                5.000      07/01/2038         23,588
                                                                          -----      ----------   ------------
        445,000   Puerto Rico Highway & Transportation Authority,
                  Series AA                                               5.000      07/01/2035        429,585
                                                                          -----      ----------   ------------
        325,000   Puerto Rico Highway & Transportation Authority,
                  Series H                                                5.000      07/01/2028        320,912
                                                                          -----      ----------   ------------
        700,000   Puerto Rico Highway & Transportation Authority,
                  Series M                                                5.000      07/01/2037        661,017
                                                                          -----      ----------   ------------
      2,105,000   Puerto Rico IMEPCF (American Airlines) (5)              6.450      12/01/2025      1,561,784
                                                                          -----      ----------   ------------
        700,000   Puerto Rico Infrastructure (Mepsi Campus)               6.500      10/01/2037        675,535
                                                                          -----      ----------   ------------
        650,000   Puerto Rico ITEMECF (Ana G. Mendez University)          5.000      03/01/2036        553,592
                                                                          -----      ----------   ------------
        235,000   Puerto Rico ITEMECF (Ana G. Mendez University)          5.375      02/01/2019        234,220
                                                                          -----      ----------   ------------
        500,000   Puerto Rico ITEMECF (Ana G. Mendez University)          5.375      02/01/2029        462,300
                                                                          -----      ----------   ------------
      2,750,000   Puerto Rico Municipal Finance Agency, Series A          5.250      08/01/2025      2,746,673
                                                                          -----      ----------   ------------
     25,305,000   Puerto Rico Port Authority (American
                  Airlines), Series A (5)                                 6.250      06/01/2026     18,016,401
                                                                          -----      ----------   ------------

                  14 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                             COUPON     MATURITY        VALUE
-------------                                                         --------   ----------   ---------------
U.S. POSSESSIONS CONTINUED
 $  1,170,000   Puerto Rico Port Authority (American Airlines),
                Series A                                              6.300%     06/01/2023   $       862,079
                                                                      -----      ----------   ---------------
       95,000   Puerto Rico Port Authority, Series D                  7.000      07/01/2014            95,484
                                                                      -----      ----------   ---------------
    1,015,000   Puerto Rico Public Buildings Authority, Series D (5)  5.250      07/01/2036           984,438
                                                                      -----      ----------   ---------------
   15,000,000   Puerto Rico Sales Tax Financing Corp., Series A (1)   3.100 (2)  08/01/2057        10,875,750
                                                                      -----      ----------   ---------------
      125,000   University of Puerto Rico                             5.400      06/01/2009           125,294
                                                                      -----      ----------   ---------------
    1,075,000   University of Puerto Rico, Series Q                   5.000      06/01/2030         1,029,216
                                                                      -----      ----------   ---------------
    6,645,000   V.I. Government Refinery Facilities (Hovensa
                Coker) (5)                                            6.500      07/01/2021         6,828,136
                                                                      -----      ----------   ---------------
       25,000   V.I. Public Finance Authority (Gross Receipts Taxes
                Loan)                                                 5.000      10/01/2031            23,838
                                                                      -----      ----------   ---------------
    4,000,000   V.I. Public Finance Authority (Hovensa Coker) (5)     6.500      07/01/2021         4,102,040
                                                                      -----      ----------   ---------------
    8,500,000   V.I. Public Finance Authority (Hovensa
                Refinery) (5)                                         4.700      07/01/2022         7,330,995
                                                                      -----      ----------   ---------------
    5,000,000   V.I. Public Finance Authority (Hovensa
                Refinery) (5)                                         6.125      07/01/2022         5,005,400
                                                                      -----      ----------   ---------------
    1,000,000   V.I. Public Finance Authority (Hovensa)               5.875      07/01/2022           986,658
                                                                      -----      ----------   ---------------
   17,450,000   V.I. Tobacco Settlement Financing Corp.               6.250 (7)  05/15/2035         2,563,405
                                                                      -----      ----------   ---------------
    2,195,000   V.I  Tobacco Settlement Financing Corp.               6.500 (7)  05/15/2035           307,651
                                                                      -----      ----------   ---------------
    4,150,000   V.I. Tobacco Settlement Financing Corp.               6.875 (7)  05/15/2035           537,923
                                                                      -----      ----------   ---------------
    7,000,000   V.I. Tobacco Settlement Financing Corp.               7.625 (7)  05/15/2035           815,570
                                                                      -----      ----------   ---------------
       40,000   V.I. Tobacco Settlement Financing Corp. (TASC)        5.000      05/15/2021            38,406
                                                                      -----      ----------   ---------------
    2,235,000   V.I. Tobacco Settlement Financing Corp. (TASC) (5)    5.000      05/15/2031         1,971,024
                                                                      -----      ----------   ---------------
    1,000,000   V.I. Water & Power Authority, Series A                5.000      07/01/2031           942,360
                                                                                              ---------------
                                                                                                  436,444,315
                                                                                              ---------------

TOTAL INVESTMENTS, AT VALUE (COST $1,616,547,029)-121.8%                                        1,550,462,397
                                                                                              ---------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(21.8)                                                     (277,459,093)

                                                                                              ---------------
NET ASSETS-100.0%                                                                             $ 1,273,003,304
                                                                                              ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

2. Represents the current interest rate for a variable or increasing rate security.

3. Illiquid security. The aggregate value of illiquid or restricted securities as of April 30, 2008 was $54,048,180, which represents 4.25% of the Fund's net assets. See accompanying Notes.

4. Issue is in default. See accompanying Notes.

5. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

6. Non-income producing security.

7. Zero coupon bond reflects effective yield on the date of purchase.

8. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

9. When-issued security or delayed delivery to be delivered and settled after April 30, 2008. See accompanying Notes.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACTS                  Adult Communities Total Services
ARC                   Assoc. of Retarded Citizens
AUS                   Allegheny United Hospital
BSVHS                 Baptist/St. Vincent's Health System
CCMC                  Crozer-Chester Medical Center
CKHS                  Crozer-Keystone Health System
COP                   Certificates of Participation
CPAP                  Crime Prevention Assoc. of Philadelphia

                  15 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008  / UNAUDITED

DCMH         Delaware County Memorial Hospital
DOCNHS       Daughters of Charity National Health Systems
DPH          Divine Providence Hospital
EDFA         Economic Devel. Finance Authority
GIH          Germantown Interfaith Housing
GO           General Obligation
GPA          General Purpose Authority
H&EFA        Health and Educational Facilities Authority
H&HEFA       Hospitals and Higher Education Facilities Authority
HDA          Hospital Devel. Authority
HEBA         Higher Education Building Authority
HEFA         Higher Education Facilities Authority
HEHA         Higher Education and Health Authority
HFA          Housing Finance Agency
HFC          Housing Finance Corp.
HUHS         Hehnemann University Hospital System
HW           Highlands at Wyomissing
IDA          Industrial Devel. Agency
IMEPCF       Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF      Industrial, Tourist, Educational, Medical and Environmental
             Community Facilities
MAS          Mercy Adult Services
MCCC         Muhlenberg Continuing Care Center Corp.
MCMCSPA      Mercy Catholic Medical Center of Southeastern Pennsylvania
MCP          Medical College Of Pennsylvania
MHH          Mercy Haverford Hospital
MHP          Mercy Health Plan
MHSSPA       Mercy Health System of Southeastern Pennsylvania
MVH          Muncy Valley Hospital
NCPHS        North Central Pennsylvania Health System
P-Floats     Puttable Floats
PPAM         Philadelphia Presbytery Apartments of Morrisville
PSEG         Public Service Enterprise Group
RHMC         Reading Hospital & Medical Center
RITES        Residual Interest Tax Exempt Security
ROLs         Residual Option Longs
RR           Residential Resources
RRDC         Residential Resources Devel. Corp.
RRSW         Residential Resources Southwest
SRHS         Sharon Regional Health System
SRPS         Sharon Regional Physicians Services
TASC         Tobacco Settlement Asset-Backed Bonds
UPMC         University of Pittsburgh Medical Center
V.I.         United States Virgin Islands
WH           Williamsport Hospital
WMHS         Western Maryland Health Systems
WVHCS        Wyoming Valley Health Care System

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading

                  16 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008 / UNAUDITED

day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of April 30, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                              WHEN-ISSUED OR DELAYED DELIVERY
                                     BASIS TRANSACTIONS
                              -------------------------------
Purchased securities                    $ 55,142,990

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may invest up to 20% of its total assets (which includes the effects of leverage) in inverse floaters. Inverse floaters, including the effects of leverage, amount to $192,636,446 as of April 30, 2008.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but do not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the

                  17 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008 / UNAUDITED

interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At April 30, 2008, municipal bond holdings with a value of $271,002,752 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $215,045,000 in short-term floating rate notes issued and outstanding at that date.

At April 30, 2008, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

  PRINCIPAL                                                                           COUPON    MATURITY
    AMOUNT                           INVERSE FLOATER (1)                             RATE (2)     DATE          VALUE
-------------   -----------------------------------------------------------------    --------   ---------   ------------
$   2,435,000   Allegheny County, PA GO RITES                                          6.190%     11/1/26   $  1,181,803
   10,500,000   Allegheny County, PA ROLs                                              3.180       2/1/37      5,146,050
    8,750,000   Allegheny County, PA ROLs                                              2.640      11/1/26      5,600,875
    3,890,000   Allegheny County, PA ROLs                                             11.614      11/1/32      4,328,559
    2,000,000   Bucks County, PA IDA ROLs (3)                                         12.650       9/1/32      2,010,280
    5,000,000   PA EDFA (Reliant Energy) RITES (3)                                     9.905      12/1/36      5,105,850
    5,655,000   PA Geisinger Authority Health System (Penn State Geisinger Health
                System Foundation) (3)                                                 3.037       5/1/37        465,180
    2,000,000   PA HFA (Single Family Mtg.) RITES                                     12.904       4/1/21      2,011,000
    2,850,000   PA HFA (Single Family Mtg.) RITES                                     13.225      10/1/22      2,914,809
    2,500,000   PA HFA (Single Family Mtg.) RITES                                     12.602      10/1/22      2,493,150
    2,500,000   PA HFA (Single Family Mtg.) RITES                                     12.225      10/1/20      2,540,800
    2,500,000   PA HFA (Single Family Mtg.) ROLs (3)                                  13.005      10/1/33      2,282,150
    3,940,000   PA HFA (Single Family Mtg.) ROLs (3)                                  12.810      10/1/37      3,327,251
    2,185,000   PA HFA (Single Family Mtg.) ROLs (3)                                  12.709      10/1/33      1,994,599
    2,250,000   PA HFA (Single Family Mtg.) ROLs                                      12.320      10/1/32      1,949,310
    4,385,000   PA HFA (Single Family Mtg.) ROLs (3)                                  10.114      10/1/37      2,143,388
    2,500,000   Philadelphia, PA Airport ROLs (3)                                     11.830      6/15/32      2,002,350
    2,000,000   Philadelphia, PA Authority for Industrial Devel.
                (Philadelphia Airport) ROLs (3)                                       11.670       7/1/22      2,020,080
    2,500,000   Puerto Rico Aqueduct & Sewer Authority ROLs                           11.620       7/1/28      2,764,150
    5,000,000   Puerto Rico Aqueduct & Sewer Authority ROLs                           12.120       7/1/47      5,481,300
   12,245,000   Puerto Rico Electric Power Authority ROLs (3)                          2.089      10/1/26        819,068
    1,500,000   Puerto Rico Sales Tax Financing Corp. ROLs (3)                         6.594       8/1/57     (2,624,250)
                                                                                                            ------------
                                                                                                            $ 55,957,752
                                                                                                            ============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 15-16 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater".

3. Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of April 30, 2008, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $118,170,750.

                  18 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008 / UNAUDITED

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of April 30, 2008, securities with an aggregate market value of $968,367, representing 0.08% of the Fund's net assets, were in default.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of April 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations in the annual and semiannual reports.

The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1,250,000,000, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (2.9709% as of April 30, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of April 30, 2008, the Fund had borrowings outstanding at an interest rate of 2.9709%. Details of the borrowings for the period ended April 30, 2008 are as follows:

Average Daily Loan Balance      $ 35,216,058
Average Daily Interest Rate            4.654%
Fees Paid                       $    126,338
Interest Paid                   $  1,102,660

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of April 30, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2008 are noted below. The primary


                  19 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008 / UNAUDITED

difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $   1,618,543,624
                                              =================

Gross unrealized appreciation                 $      21,371,139
Gross unrealized depreciation                       (89,452,366)
                                              -----------------
Net unrealized depreciation                   $     (68,081,227)
                                              =================

                  20 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND



Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                        COUPON   MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--141.7%
-----------------------------------------------------------------------------------------------------------------
ALABAMA--1.8%
$      17,630,000     AL HFA (Single Family) 1                           5.450%   10/01/2032    $    17,585,233
-----------------------------------------------------------------------------------------------------------------
           15,000     AL HFA (South Bay Apartments)                      5.950    02/01/2033             15,140
-----------------------------------------------------------------------------------------------------------------
        7,665,000     AL IDA Solid Waste Disposal (Pine City Fiber
                      Company)                                           6.450    12/01/2023          7,443,328
-----------------------------------------------------------------------------------------------------------------
       16,120,000     AL IDA Solid Waste Disposal (Pine City Fiber
                      Company)                                           6.450    12/01/2023         15,647,845
-----------------------------------------------------------------------------------------------------------------
       10,140,000     AL Space Science Exhibit Finance Authority         6.000    10/01/2025          9,326,265
-----------------------------------------------------------------------------------------------------------------
           10,000     Alexander City, AL GO                              5.625    05/01/2021             10,170
-----------------------------------------------------------------------------------------------------------------
        1,810,000     Andalusia-Opp, AL Airport Authority                5.000    08/01/2026          1,561,125
-----------------------------------------------------------------------------------------------------------------
          100,000     Bay Minette, AL Industrial Devel. Board (B.F.
                      Goodrich)                                          6.500    02/15/2009            100,194
-----------------------------------------------------------------------------------------------------------------
        7,050,000     Governmental Utility Services Corp. of Moody, AL   7.500    03/01/2038          7,088,423
-----------------------------------------------------------------------------------------------------------------
       73,980,000     Huntsville, AL Health Care Authority 1             2.931 2  06/01/2032         52,529,455
-----------------------------------------------------------------------------------------------------------------
           20,000     Huntsville, AL Health Care Authority               2.931 2  06/01/2032             14,201
-----------------------------------------------------------------------------------------------------------------
           25,000     Mobile, AL Industrial Devel. Board
                      (International Paper Company)                      6.450    05/15/2019             25,503
-----------------------------------------------------------------------------------------------------------------
        2,200,000     Rainbow City, AL Special Health Care
                      Facilities Financing Authority (Regency
                      Pointe) 3,4                                        8.250    01/01/2031          1,318,020
-----------------------------------------------------------------------------------------------------------------
           10,000     Selma, AL Industrial Devel. Board
                      (International Paper Company)                      6.000    05/01/2025              9,436
-----------------------------------------------------------------------------------------------------------------
           10,000     South Marengo County, AL Water & Fire
                      Protection Authority                               7.700    05/01/2008             10,001
-----------------------------------------------------------------------------------------------------------------
        7,220,000     Tuscaloosa, AL Educational Building Authority
                      (Stillman College)                                 5.000    06/01/2026          6,232,448
                                                                                                -----------------
                                                                                                    118,916,787

-----------------------------------------------------------------------------------------------------------------
ALASKA--0.4%
           20,000     AK HFC, Series A-1                                 6.100    06/01/2030             20,285
-----------------------------------------------------------------------------------------------------------------
           45,000     AK HFC, Series A-2                                 5.300    06/01/2008             45,096
-----------------------------------------------------------------------------------------------------------------
        7,250,000     AK HFC, Series C 1                                 5.200    12/01/2037          6,880,502
-----------------------------------------------------------------------------------------------------------------
        2,250,000     AK Industrial Devel. & Export Authority
                      (Anchorage Sportsplex/Grace Community Church
                      Obligated Group)                                   6.150    08/01/2031          2,028,105
-----------------------------------------------------------------------------------------------------------------
           40,000     AK Industrial Devel. & Export Authority
                      (Snettisham)                                       6.000    01/01/2014             41,266
-----------------------------------------------------------------------------------------------------------------
        1,650,000     AK Industrial Devel. & Export Authority
                      Community Provider (Boys & Girls Home)             5.875    12/01/2027          1,486,007
-----------------------------------------------------------------------------------------------------------------
        1,500,000     AK Industrial Devel. & Export Authority
                      Community Provider (Boys & Girls Home)             6.000    12/01/2036          1,333,230
-----------------------------------------------------------------------------------------------------------------
        5,000,000     AK Northern Tobacco Securitization Corp. (TASC)    5.000    06/01/2032          4,108,800
-----------------------------------------------------------------------------------------------------------------
       10,000,000     AK Northern Tobacco Securitization Corp. (TASC)    5.000    06/01/2046          7,813,500
-----------------------------------------------------------------------------------------------------------------
       31,850,000     AK Northern Tobacco Securitization Corp. (TASC)    6.125 5  06/01/2046          2,030,438
-----------------------------------------------------------------------------------------------------------------
       20,860,000     AK Northern Tobacco Securitization Corp. (TASC)    6.375 5  06/01/2046          1,173,792
                                                                                                ----------------
                                                                                                     26,961,021

-----------------------------------------------------------------------------------------------------------------
ARIZONA--5.4%
          325,000     Apache County, AZ IDA (Tucson Electric Power
                      Company)                                           5.875    03/01/2033            308,718
-----------------------------------------------------------------------------------------------------------------
      297,650,000     AZ Health Facilities Authority (Banner Health
                      System) 1                                          2.677 2  01/01/2037        221,764,133
-----------------------------------------------------------------------------------------------------------------
          805,000     AZ HFA (Casa De Flores)                            5.300    07/20/2042            764,798
-----------------------------------------------------------------------------------------------------------------

                  1 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                        COUPON   MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------
ARIZONA CONTINUED
-----------------------------------------------------------------------------------------------------------------
$       3,000,000     Buckeye, AZ Watson Road Community Facilities
                      District                                           5.750%   07/01/2022    $     2,907,960
-----------------------------------------------------------------------------------------------------------------
        5,000,000     Buckeye, AZ Watson Road Community Facilities
                      District 6                                         6.000    07/01/2030          4,733,200
-----------------------------------------------------------------------------------------------------------------
       16,435,000     East San Luis, AZ Community Facilities
                      District Special Assessment (Area One)             6.375    01/01/2028         15,888,701
-----------------------------------------------------------------------------------------------------------------
          810,000     Estrella Mountain Ranch, AZ Community
                      Facilities District                                5.625    07/15/2025            747,776
-----------------------------------------------------------------------------------------------------------------
          400,000     Estrella Mountain Ranch, AZ Community
                      Facilities District                                5.800    07/15/2030            364,880
-----------------------------------------------------------------------------------------------------------------
        1,518,000     Estrella Mountain Ranch, AZ Community
                      Facilities District (Golf Village)                 6.000    07/01/2017          1,505,735
-----------------------------------------------------------------------------------------------------------------
        1,265,000     Estrella Mountain Ranch, AZ Community
                      Facilities District (Golf Village)                 6.375    07/01/2022          1,237,777
-----------------------------------------------------------------------------------------------------------------
        3,145,000     Estrella Mountain Ranch, AZ Community
                      Facilities District (Golf Village)                 6.750    07/01/2032          3,006,054
-----------------------------------------------------------------------------------------------------------------
        8,250,000     Flagstaff, AZ IDA (Senior Living
                      Community-Northern Arizona)                        5.700    07/01/2042          7,043,685
-----------------------------------------------------------------------------------------------------------------
          500,000     Gladden Farms, AZ Community Facilities District    5.500    07/15/2031            439,640
-----------------------------------------------------------------------------------------------------------------
        1,000,000     Goodyear, AZ IDA Water and Sewer (Litchfield
                      Park Service Company)                              6.750    10/01/2031          1,008,830
-----------------------------------------------------------------------------------------------------------------
        4,500,000     Maricopa County, AZ IDA (Christian Care
                      Apartments) 6                                      6.500    01/01/2036          4,485,150
-----------------------------------------------------------------------------------------------------------------
        1,120,000     Maricopa County, AZ IDA (Guadalupe Huerta)         5.300    07/20/2042          1,070,597
-----------------------------------------------------------------------------------------------------------------
        1,885,000     Maricopa County, AZ IDA (Immanuel Campus Care)     8.500    04/20/2041          1,780,854
-----------------------------------------------------------------------------------------------------------------
        1,950,000     Maricopa County, AZ IDA (Rosa Linda Apartments)    5.300    07/20/2042          1,881,263
-----------------------------------------------------------------------------------------------------------------
          355,000     Maricopa County, AZ IDA (Sun King Apartments)      6.750    11/01/2018            359,824
-----------------------------------------------------------------------------------------------------------------
          500,000     Maricopa County, AZ IDA (Sun King Apartments)      6.750    05/01/2031            490,565
-----------------------------------------------------------------------------------------------------------------
        3,760,000     Maricopa County, AZ IDA (Sun King Apartments) 6    9.500    11/01/2031          3,478,451
-----------------------------------------------------------------------------------------------------------------
          456,000     Merrill Ranch, AZ Community Facilities
                      District No. 1 Special Assessment Lien             5.250    07/01/2024            408,476
-----------------------------------------------------------------------------------------------------------------
          384,000     Merrill Ranch, AZ Community Facilities
                      District No. 2 Special Assessment Lien             5.250    07/01/2024            343,980
-----------------------------------------------------------------------------------------------------------------
          986,000     Merrill Ranch, AZ Community Facilities
                      District No. 2 Special Assessment Lien             5.300    07/01/2030            849,508
-----------------------------------------------------------------------------------------------------------------
          235,000     Navajo County, AZ IDA (Stone Container Corp.)      7.200    06/01/2027            214,919
-----------------------------------------------------------------------------------------------------------------
        1,195,000     Navajo County, AZ IDA (Stone Container Corp.)      7.400    04/01/2026          1,118,102
-----------------------------------------------------------------------------------------------------------------
        1,125,000     Palm Valley, AZ Community Facility District
                      No. 3                                              5.300    07/15/2031          1,138,646
-----------------------------------------------------------------------------------------------------------------
          420,000     Parkway, AZ Community Facilities District No. 1
                      (Prescott Valley)                                  5.300    07/15/2025            375,610
-----------------------------------------------------------------------------------------------------------------
          350,000     Parkway, AZ Community Facilities District No. 1
                      (Prescott Valley)                                  5.350    07/15/2031            301,511
-----------------------------------------------------------------------------------------------------------------
        3,275,000     Phoenix, AZ IDA (America West Airlines) 6          6.250    06/01/2019          2,880,232
-----------------------------------------------------------------------------------------------------------------
        7,500,000     Phoenix, AZ IDA (America West Airlines) 6          6.300    04/01/2023          6,585,300
-----------------------------------------------------------------------------------------------------------------
           50,000     Phoenix, AZ IDA (Crossroads Apartments)            5.200    12/15/2021             50,211
-----------------------------------------------------------------------------------------------------------------
        1,650,000     Phoenix, AZ IDA (Espiritu Community Devel.
                      Corp.)                                             6.250    07/01/2036          1,543,476
-----------------------------------------------------------------------------------------------------------------
        1,935,000     Phoenix, AZ IDA (Gourmet Boutique West)            5.875    11/01/2037          1,644,053
-----------------------------------------------------------------------------------------------------------------
        1,280,000     Phoenix, AZ IDA (Royal Paper Converting)           7.000    03/01/2014          1,281,178
-----------------------------------------------------------------------------------------------------------------
          225,000     Pima County, AZ Devel. Authority (Tucson
                      Electric Power Company)                            6.100    09/01/2025            215,429
-----------------------------------------------------------------------------------------------------------------
        5,000,000     Pima County, AZ IDA (American Charter Schools
                      Foundation)                                        5.625    07/01/2038          4,540,000
-----------------------------------------------------------------------------------------------------------------

                  2 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                        COUPON   MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------
ARIZONA CONTINUED
-----------------------------------------------------------------------------------------------------------------
 $      2,100,000     Pima County, AZ IDA (Christian Senior Living)      5.050%   01/01/2037    $     1,846,530
-----------------------------------------------------------------------------------------------------------------
          400,000     Pima County, AZ IDA (Desert Technology
                      Schools) 7                                         6.375    02/01/2014            201,516
-----------------------------------------------------------------------------------------------------------------
        1,000,000     Pima County, AZ IDA (Desert Technology
                      Schools) 7                                         7.000    02/01/2024            504,350
-----------------------------------------------------------------------------------------------------------------
        1,250,000     Pima County, AZ IDA (Facility Choice Education
                      & Devel. Corp.)                                    6.250    06/01/2026          1,208,575
-----------------------------------------------------------------------------------------------------------------
        2,350,000     Pima County, AZ IDA (Facility Choice Education
                      & Devel. Corp.)                                    6.375    06/01/2036          2,242,347
-----------------------------------------------------------------------------------------------------------------
        3,410,000     Pima County, AZ IDA (Global Water Resources) 6     5.450    12/01/2017          3,127,652
-----------------------------------------------------------------------------------------------------------------
        2,215,000     Pima County, AZ IDA (Global Water Resources)       5.600    12/01/2022          1,956,399
-----------------------------------------------------------------------------------------------------------------
       11,100,000     Pima County, AZ IDA (Global Water Resources)       5.750    12/01/2032          9,368,289
-----------------------------------------------------------------------------------------------------------------
        1,500,000     Pima County, AZ IDA (P.L.C. Charter Schools)       6.750    04/01/2036          1,487,775
-----------------------------------------------------------------------------------------------------------------
          250,000     Pima County, AZ IDA (Paradise Education Center)    5.875    06/01/2022            236,258
-----------------------------------------------------------------------------------------------------------------
          550,000     Pima County, AZ IDA (Paradise Education Center)    6.000    06/01/2036            486,734
-----------------------------------------------------------------------------------------------------------------
        1,600,000     Pima County, AZ IDA (Sonoran Science Academy)      5.670    12/01/2027          1,437,472
-----------------------------------------------------------------------------------------------------------------
        1,960,000     Pima County, AZ IDA (Sonoran Science Academy)      5.750    12/01/2037          1,702,397
-----------------------------------------------------------------------------------------------------------------
       10,000,000     Pima County, AZ IDA Water & Wastewater (Global
                      Water Research) 6                                  6.550    12/01/2037          9,314,700
-----------------------------------------------------------------------------------------------------------------
        1,650,000     Pinal County, AZ IDA (San Manuel Facility)         6.250    06/01/2026          1,620,993
-----------------------------------------------------------------------------------------------------------------
        1,385,000     Prescott Valley, AZ Southside Community
                      Facilities District No. 1                          7.250    07/01/2032          1,400,166
-----------------------------------------------------------------------------------------------------------------
        1,500,000     Quail Creek, AZ Community Facilities District      5.550    07/15/2030          1,336,950
-----------------------------------------------------------------------------------------------------------------
        1,000,000     San Luis, AZ Facility Devel. Corp. (Regional
                      Detention Center)                                  7.250    05/01/2027            923,070
-----------------------------------------------------------------------------------------------------------------
          265,000     Show Low Bluff, AZ Community Facilities
                      District                                           5.600    07/01/2031            233,656
-----------------------------------------------------------------------------------------------------------------
          300,000     Show Low Bluff, AZ Community Facilities
                      District Special Assessment                        5.200    07/01/2017            291,732
-----------------------------------------------------------------------------------------------------------------
           85,000     Tucson & Pima Counties, AZ IDA (Single Family
                      Mtg.)                                              6.200    01/01/2034             87,423
-----------------------------------------------------------------------------------------------------------------
          635,000     Tucson & Pima Counties, AZ IDA (Single Family
                      Mtg.)                                              6.350    01/01/2034            644,620
-----------------------------------------------------------------------------------------------------------------
          800,000     Tucson, AZ IDA (Joint Single Family Mtg.)          5.000    01/01/2039            821,640
-----------------------------------------------------------------------------------------------------------------
        4,000,000     Verrado, AZ Community Facilities District No.1 6   5.350    07/15/2031          3,488,920
-----------------------------------------------------------------------------------------------------------------
       10,200,000     Yavapai County, AZ IDA Solid Waste Disposal
                      (Waste Management) 1,8                             4.900    03/01/2028          8,403,170
-----------------------------------------------------------------------------------------------------------------
        7,250,000     Yuma County, AZ IDA (Water & Sewer) 6              6.375    12/01/2037          6,878,365
                                                                                                -----------------
                                                                                                    360,010,921

-----------------------------------------------------------------------------------------------------------------
Arkansas--0.4%
        7,000,000     AR Devel. Finance Authority (Single Family
                      Mtg.) 1                                            5.200    01/01/2038          6,694,065
-----------------------------------------------------------------------------------------------------------------
           55,000     AR Devel. Finance Authority (Single Family
                      Mtg.)                                              5.200    01/01/2038             52,595
-----------------------------------------------------------------------------------------------------------------
          555,000     Calhoun County, AR Solid Waste Disposal
                      (Georgia-Pacific Corp.)                            6.375    11/01/2026            495,349
-----------------------------------------------------------------------------------------------------------------
        7,700,000     Cave Springs, AR Municipal Property (Creeks
                      Special Sewer District) 6                          6.250    02/01/2038          6,958,413
-----------------------------------------------------------------------------------------------------------------
           50,000     Grand Prairie, AR Water Users Board                5.900    07/01/2022             50,130
-----------------------------------------------------------------------------------------------------------------
        1,345,000     Little River County, AR (Georgia-Pacific Corp.)    5.600    10/01/2026          1,097,157
-----------------------------------------------------------------------------------------------------------------
        8,380,000     North Little Rock, AR Residential Hsg.
                      Facilities Board (Ridgeview Apartments) 1          5.600    08/20/2045          8,225,012
-----------------------------------------------------------------------------------------------------------------
           25,000     Pine Bluff, AR (International Paper Company)       5.550    08/15/2022             23,986
-----------------------------------------------------------------------------------------------------------------

                  3 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheinmer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                        COUPON   MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------
ARKANSAS CONTINUED
-----------------------------------------------------------------------------------------------------------------
 $      5,460,000     Sebastian County, AR Health Facilities Board
                      (Sparks Regional Medical Center) 6                 5.625%   11/01/2031    $     4,919,897
                                                                                                -----------------
                                                                                                     28,516,604

-----------------------------------------------------------------------------------------------------------------
CALIFORNIA--16.1%
          695,000     Azusa, CA Special Tax Community Facilities
                      District No. 05-1                                  5.000    09/01/2027            594,406
-----------------------------------------------------------------------------------------------------------------
        1,840,000     Azusa, CA Special Tax Community Facilities
                      District No. 05-1                                  5.000    09/01/2037          1,491,467
-----------------------------------------------------------------------------------------------------------------
       60,110,000     CA County Tobacco Securitization Agency            6.118 5  06/01/2046          3,946,222
-----------------------------------------------------------------------------------------------------------------
       75,000,000     CA County Tobacco Securitization Agency            6.300 5  06/01/2055          1,783,500
-----------------------------------------------------------------------------------------------------------------
      127,310,000     CA County Tobacco Securitization Agency            6.489 5  06/01/2046          8,357,902
-----------------------------------------------------------------------------------------------------------------
      107,400,000     CA County Tobacco Securitization Agency            6.619 5  06/01/2050          3,798,738
-----------------------------------------------------------------------------------------------------------------
       33,920,000     CA County Tobacco Securitization Agency            6.650 5  06/01/2046          2,016,544
-----------------------------------------------------------------------------------------------------------------
      215,100,000     CA County Tobacco Securitization Agency            7.000 5  06/01/2055          5,115,078
-----------------------------------------------------------------------------------------------------------------
      246,760,000     CA County Tobacco Securitization Agency            7.477 5  06/01/2055          4,942,603
-----------------------------------------------------------------------------------------------------------------
       36,000,000     CA County Tobacco Securitization Agency (TASC)     0.000 9  06/01/2041         26,233,200
-----------------------------------------------------------------------------------------------------------------
       56,530,000     CA County Tobacco Securitization Agency (TASC)     0.000 9  06/01/2046         41,231,851
-----------------------------------------------------------------------------------------------------------------
          255,000     CA County Tobacco Securitization Agency (TASC)     5.250    06/01/2045            211,436
-----------------------------------------------------------------------------------------------------------------
       19,000,000     CA County Tobacco Securitization Agency (TASC)     5.250    06/01/2046         15,733,140
-----------------------------------------------------------------------------------------------------------------
        2,500,000     CA County Tobacco Securitization Agency (TASC)     5.500    06/01/2033          2,314,450
-----------------------------------------------------------------------------------------------------------------
        2,610,000     CA County Tobacco Securitization Agency (TASC) 6   5.875    06/01/2035          2,476,290
-----------------------------------------------------------------------------------------------------------------
        7,285,000     CA County Tobacco Securitization Agency (TASC)     5.875    06/01/2043          6,878,206
-----------------------------------------------------------------------------------------------------------------
        2,930,000     CA County Tobacco Securitization Agency (TASC)     6.000    06/01/2042          2,819,012
-----------------------------------------------------------------------------------------------------------------
        5,000,000     CA County Tobacco Securitization Agency (TASC)     6.125    06/01/2038          4,902,100
-----------------------------------------------------------------------------------------------------------------
       57,000,000     CA County Tobacco Securitization Agency (TASC)     6.400 5  06/01/2046          3,388,650
-----------------------------------------------------------------------------------------------------------------
      525,920,000     CA County Tobacco Securitization Agency (TASC)     6.664 5  06/01/2050         23,245,664
-----------------------------------------------------------------------------------------------------------------
       30,000,000     CA Educational Funding Services 1                  6.250    12/01/2042         30,073,050
-----------------------------------------------------------------------------------------------------------------
      265,000,000     CA Golden State Tobacco Securitization Corp.
                      (TASC) 1, 3                                        5.750    06/01/2047        237,971,439
-----------------------------------------------------------------------------------------------------------------
       24,000,000     CA Golden State Tobacco Securitization Corp.
                      (TASC)                                             5.000    06/01/2033         20,492,880
-----------------------------------------------------------------------------------------------------------------
        2,050,000     CA Golden State Tobacco Securitization Corp.
                      (TASC)                                             5.750    06/01/2047          1,840,675
-----------------------------------------------------------------------------------------------------------------
      340,000,000     CA Golden State Tobacco Securitization Corp.
                      (TASC)                                             6.000 5  06/01/2047         18,771,400
-----------------------------------------------------------------------------------------------------------------
    1,301,000,000     CA Golden State Tobacco Securitization Corp.
                      (TASC)                                             6.081 5  06/01/2047         79,517,120
-----------------------------------------------------------------------------------------------------------------
        6,250,000     CA Pollution Control Financing Authority
                      (Browning-Ferris Industries) 6                     6.750    09/01/2019          6,188,375
-----------------------------------------------------------------------------------------------------------------
       25,575,000     CA Pollution Control Financing Authority
                      (Browning-Ferris Industries)                       6.875    11/01/2027         25,575,256
-----------------------------------------------------------------------------------------------------------------
        4,740,000     CA Statewide CDA (Aspire Public Schools) 6         7.250    08/01/2031          4,788,538
-----------------------------------------------------------------------------------------------------------------
       14,400,000     CA Statewide CDA (Fairfield Apartments) 6,7        7.250    01/01/2035          6,592,320
-----------------------------------------------------------------------------------------------------------------
      555,300,000     CA Statewide Financing Authority Tobacco
                      Settlement                                         7.001 5  06/01/2055         13,205,034
-----------------------------------------------------------------------------------------------------------------
      260,000,000     CA Statewide Financing Authority Tobacco
                      Settlement                                         7.876 5  06/01/2055          5,207,800
-----------------------------------------------------------------------------------------------------------------

                  4 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                        COUPON   MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
-----------------------------------------------------------------------------------------------------------------
 $      4,500,000     CA Statewide Financing Authority Tobacco
                      Settlement (TASC) 6                                6.000%   05/01/2037    $     4,338,540
-----------------------------------------------------------------------------------------------------------------
        1,405,000     CA Statewide Financing Authority Tobacco
                      Settlement (TASC)                                  6.000    05/01/2043          1,351,470
-----------------------------------------------------------------------------------------------------------------
          100,000     CA Statewide Financing Authority Tobacco
                      Settlement (TASC)                                  6.000    05/01/2043             96,190
-----------------------------------------------------------------------------------------------------------------
        3,875,000     CA Valley Health System COP 3,7                    6.875    05/15/2023          2,685,375
-----------------------------------------------------------------------------------------------------------------
       80,000,000     Inland, CA Empire Tobacco Securitization
                      Authority (TASC)                                   6.750 5  06/01/2047          4,889,600
-----------------------------------------------------------------------------------------------------------------
      432,795,000     Inland, CA Empire Tobacco Securitization
                      Authority (TASC)                                   7.626 5  06/01/2057          8,781,411
-----------------------------------------------------------------------------------------------------------------
    1,000,000,000     Inland, CA Empire Tobacco Securitization
                      Authority (TASC)                                   8.001 5  06/01/2057         16,960,000
-----------------------------------------------------------------------------------------------------------------
        1,375,000     Lathrop, CA Special Tax Community Facilities
                      District No. 03-2                                  7.000    09/01/2033          1,433,561
-----------------------------------------------------------------------------------------------------------------
       98,250,000     Long Beach, CA Bond Finance Authority Natural
                      Gas 1                                              5.371 2  11/15/2033         71,236,163
-----------------------------------------------------------------------------------------------------------------
       13,000,000     Long Beach, CA Harbor 1                            5.200    05/15/2027         12,975,235
-----------------------------------------------------------------------------------------------------------------
        5,700,000     Los Angeles, CA Regional Airports Improvement
                      Corp. (Air Canada)                                 8.750    10/01/2014          5,178,165
-----------------------------------------------------------------------------------------------------------------
       42,865,000     Los Angeles, CA Regional Airports Improvement
                      Corp. (American Airlines)                          7.500    12/01/2024         41,008,946
-----------------------------------------------------------------------------------------------------------------
        2,825,000     Los Angeles, CA Regional Airports Improvement
                      Corp. (Continental Airlines) 6                     5.650    08/01/2017          2,517,640
-----------------------------------------------------------------------------------------------------------------
        1,135,000     Los Angeles, CA Regional Airports Improvement
                      Corp. (Delta Airlines)                             6.350    11/01/2025          1,026,812
-----------------------------------------------------------------------------------------------------------------
       13,415,000     Los Angeles, CA Regional Airports Improvement
                      Corp. (Delta-Continental Airlines) 3               9.250    08/01/2024         13,482,477
-----------------------------------------------------------------------------------------------------------------
          400,000     Los Angeles, CA Regional Airports Improvement
                      Corp. (United Airlines) 7                          6.875    11/15/2012            264,120
-----------------------------------------------------------------------------------------------------------------
        2,280,000     Los Angeles, CA Regional Airports Improvement
                      Corp. (United Airlines) 7                          8.800    11/15/2021          1,505,917
-----------------------------------------------------------------------------------------------------------------
      155,000,000     Northern CA Gas Authority 1                        2.518 2  07/01/2027        111,607,750
-----------------------------------------------------------------------------------------------------------------
      115,975,000     Northern CA Tobacco Securitization Authority
                      (TASC)                                             6.375 5  06/01/2045          7,425,879
-----------------------------------------------------------------------------------------------------------------
        5,925,000     Palm Desert, CA Improvement Bond Act 1915 6        5.100    09/02/2037          4,961,595
-----------------------------------------------------------------------------------------------------------------
        2,200,000     San Diego County, CA COP                           5.700    02/01/2028          2,030,534
-----------------------------------------------------------------------------------------------------------------
       45,440,000     Southern CA Tobacco Securitization Authority       5.125    06/01/2046         36,826,848
-----------------------------------------------------------------------------------------------------------------
      184,070,000     Southern CA Tobacco Securitization Authority       6.282 5  06/01/2046         12,084,196
-----------------------------------------------------------------------------------------------------------------
       41,325,000     Southern CA Tobacco Securitization Authority       6.400 5  06/01/2046          2,456,771
-----------------------------------------------------------------------------------------------------------------
      143,080,000     Southern CA Tobacco Securitization Authority       7.100 5  06/01/2046          6,953,688
-----------------------------------------------------------------------------------------------------------------
        5,125,000     Southern CA Tobacco Securitization Authority
                      (TASC)                                             5.000    06/01/2037          4,258,978
-----------------------------------------------------------------------------------------------------------------
      101,450,000     Southern CA Public Power Authority Natural Gas 1   4.992 2  11/01/2038         73,556,322
-----------------------------------------------------------------------------------------------------------------
        5,425,000     Temecula, CA Public Financing Authority
                      Community Facilities District (Roripaugh) 3        5.450    09/01/2026          3,801,949
-----------------------------------------------------------------------------------------------------------------
        4,000,000     Temecula, CA Public Financing Authority
                      Community Facilities District (Roripaugh) 3        5.500    09/01/2036          2,614,040
-----------------------------------------------------------------------------------------------------------------

                 5 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                        COUPON   MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
 $      2,680,000       Val Verde, CA Unified School District Special
                        Tax 6                                            5.450%   09/01/2036    $     2,488,675
                                                                                                -----------------
                                                                                                  1,072,503,193

-----------------------------------------------------------------------------------------------------------------
COLORADO--4.2%
        1,000,000     Andonea, CO Metropolitan District No. 2            6.125    12/01/2025            860,280
-----------------------------------------------------------------------------------------------------------------
        2,380,000     Andonea, CO Metropolitan District No. 3            6.250    12/01/2035          1,993,250
-----------------------------------------------------------------------------------------------------------------
        5,000,000     Arista, CO Metropolitan District                   6.750    12/01/2035          4,530,350
-----------------------------------------------------------------------------------------------------------------
       14,000,000     Arista, CO Metropolitan District                   9.250    12/01/2037         14,928,480
-----------------------------------------------------------------------------------------------------------------
        2,620,000     Beacon Point, CO Metropolitan District             6.125    12/01/2025          2,299,967
-----------------------------------------------------------------------------------------------------------------
        3,500,000     Beacon Point, CO Metropolitan District 6           6.250    12/01/2035          3,001,880
-----------------------------------------------------------------------------------------------------------------
        1,000,000     Castle Oaks, CO Metropolitan District              6.000    12/01/2025            885,390
-----------------------------------------------------------------------------------------------------------------
        1,500,000     Castle Oaks, CO Metropolitan District              6.125    12/01/2035          1,251,165
-----------------------------------------------------------------------------------------------------------------
        5,840,000     Central Marksheffel, CO Metropolitan District 6    7.250    12/01/2029          5,830,014
-----------------------------------------------------------------------------------------------------------------
        1,500,000     CO Educational & Cultural Facilities Authority
                      (Banning Lewis Ranch Academy)                      6.125    12/15/2035          1,396,410
-----------------------------------------------------------------------------------------------------------------
          660,000     CO Educational & Cultural Facilities Authority
                      (Carbon Valley Academy Charter School)             5.625    12/01/2036            566,445
-----------------------------------------------------------------------------------------------------------------
        2,475,000     CO Educational & Cultural Facilities Authority
                      (Inn at Auraria)                                   5.375    07/01/2015          2,204,161
-----------------------------------------------------------------------------------------------------------------
       24,295,000     CO Educational & Cultural Facilities Authority
                      (Inn at Auraria)                                   6.000    07/01/2042         19,467,098
-----------------------------------------------------------------------------------------------------------------
        1,335,000     CO Elbert and Highway 86 Metropolitan District     5.750    12/01/2036          1,052,941
-----------------------------------------------------------------------------------------------------------------
        2,000,000     CO Health Facilities Authority (Christian
                      Living Communities)                                5.750    01/01/2037          1,775,240
-----------------------------------------------------------------------------------------------------------------
        1,225,000     CO Health Facilities Authority Health &
                      Residential Care Facilities (Volunteers of
                      America)                                           5.300    07/01/2037          1,008,359
-----------------------------------------------------------------------------------------------------------------
          310,000     CO Hsg. & Finance Authority                        6.400    11/01/2024            319,824
-----------------------------------------------------------------------------------------------------------------
          605,000     CO Hsg. & Finance Authority                        6.450    04/01/2030            641,119
-----------------------------------------------------------------------------------------------------------------
          655,000     CO Hsg. & Finance Authority                        7.000    02/01/2030            693,756
-----------------------------------------------------------------------------------------------------------------
          165,000     CO Hsg. & Finance Authority                        7.050    04/01/2031            174,786
-----------------------------------------------------------------------------------------------------------------
          670,000     CO Hsg. & Finance Authority                        7.050    04/01/2031            709,095
-----------------------------------------------------------------------------------------------------------------
          560,000     CO Hsg. & Finance Authority                        7.250    10/01/2031            569,570
-----------------------------------------------------------------------------------------------------------------
          360,000     CO Hsg. & Finance Authority                        8.400    10/01/2021            383,357
-----------------------------------------------------------------------------------------------------------------
            5,000     CO Hsg. & Finance Authority (Single Family)        6.500    11/01/2029              5,157
-----------------------------------------------------------------------------------------------------------------
           25,000     CO Hsg. & Finance Authority (Single Family)        6.800    04/01/2030             25,849
-----------------------------------------------------------------------------------------------------------------
        1,965,000     CO Hsg. & Finance Authority (Single Family)        6.800    02/01/2031          2,091,507
-----------------------------------------------------------------------------------------------------------------
           40,000     CO Hsg. & Finance Authority (Single Family)        7.000    05/01/2026             40,786
-----------------------------------------------------------------------------------------------------------------
           39,000     CO Hsg. & Finance Authority (Single Family)        7.250    05/01/2027             40,450
-----------------------------------------------------------------------------------------------------------------
          165,000     CO Hsg. & Finance Authority (Single Family)        7.375    06/01/2026            171,018
-----------------------------------------------------------------------------------------------------------------
          370,000     CO Hsg. & Finance Authority, Series C-2            6.600    08/01/2032            393,946
-----------------------------------------------------------------------------------------------------------------
          215,000     CO Hsg. & Finance Authority, Series C-2            6.875    11/01/2028            218,560
-----------------------------------------------------------------------------------------------------------------
        7,050,000     CO International Center Metropolitan District
                      No. 3                                              6.500    12/01/2035          5,875,964
-----------------------------------------------------------------------------------------------------------------
        3,780,000     CO Waterview I Metropolitan District 6             8.000    12/15/2032          3,655,487
-----------------------------------------------------------------------------------------------------------------
       18,510,000     Colorado Springs, CO Urban Renewal (University
                      Village Colorado)                                  7.000    12/01/2029         17,783,483
-----------------------------------------------------------------------------------------------------------------
        1,000,000     Confluence, CO Metropolitan District               5.400    12/01/2027            880,160
-----------------------------------------------------------------------------------------------------------------
        1,000,000     Copperleaf, CO Metropolitan District No. 2         5.850    12/01/2026            829,380
-----------------------------------------------------------------------------------------------------------------
        1,850,000     Copperleaf, CO Metropolitan District No. 2         5.950    12/01/2036          1,482,350
-----------------------------------------------------------------------------------------------------------------
        1,025,000     Country Club Highlands, CO Metropolitan
                      District                                           7.250    12/01/2037            986,962
-----------------------------------------------------------------------------------------------------------------
        1,700,000     Crystal Crossing, CO Metropolitan District         6.000    12/01/2036          1,390,277
-----------------------------------------------------------------------------------------------------------------
       41,525,000     Denver, CO City & County Airport Special
                      Facilities (United Air Lines)                      5.250    10/01/2032         30,379,690
-----------------------------------------------------------------------------------------------------------------

                  6 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                        COUPON   MATURITY               VALUE
-----------------------------------------------------------------------------------------------------------------
COLORADO CONTINUED
-----------------------------------------------------------------------------------------------------------------
 $     22,000,000     Denver, CO City & County Airport Special
                      Facilities (United Air Lines)                      5.750%   10/01/2032    $    17,297,280
-----------------------------------------------------------------------------------------------------------------
          375,000     Eagle County, CO Airport Terminal Corp.            5.250    05/01/2020            346,016
-----------------------------------------------------------------------------------------------------------------
        2,475,000     Elkhorn Ranch, CO Metropolitan District            6.375    12/01/2035          2,222,030
-----------------------------------------------------------------------------------------------------------------
          560,000     Fairplay, CO Sanitation District                   5.250    12/15/2031            545,910
-----------------------------------------------------------------------------------------------------------------
          700,000     Fallbrook, CO Metropolitan District                5.625    12/01/2026            583,877
-----------------------------------------------------------------------------------------------------------------
        2,960,000     Heritage Todd Creek, CO Metropolitan District      5.500    12/01/2037          2,241,608
-----------------------------------------------------------------------------------------------------------------
        5,325,000     High Plains, CO Metropolitan District              6.125    12/01/2025          4,580,991
-----------------------------------------------------------------------------------------------------------------
       10,875,000     High Plains, CO Metropolitan District              6.250    12/01/2035          9,107,813
-----------------------------------------------------------------------------------------------------------------
        3,725,000     Highline Business Improvement District
                      (Littleton, CO) 3,7                                5.250    12/15/2019          1,862,500
-----------------------------------------------------------------------------------------------------------------
        1,060,000     Horse Creek, CO Metropolitan District              5.750    12/01/2036            873,069
-----------------------------------------------------------------------------------------------------------------
          500,000     Huntington Trails, CO Metropolitan District        6.250    12/01/2036            423,450
-----------------------------------------------------------------------------------------------------------------
        4,000,000     Kit Carson County, CO Health Service District 6    6.750    01/01/2034          3,765,720
-----------------------------------------------------------------------------------------------------------------
        1,145,000     Liberty Ranch, CO Metropolitan District            6.250    12/01/2036            969,701
-----------------------------------------------------------------------------------------------------------------
        1,875,000     Madre, CO Metropolitan District No. 2              5.500    12/01/2036          1,478,588
-----------------------------------------------------------------------------------------------------------------
        2,800,000     Mountain Shadows, CO Metropolitan District         5.625    12/01/2037          2,148,244
-----------------------------------------------------------------------------------------------------------------
        3,000,000     Murphy Creek, CO Metropolitan District No. 3 6     6.000    12/01/2026          2,473,410
-----------------------------------------------------------------------------------------------------------------
       10,060,000     Murphy Creek, CO Metropolitan District No. 3 6     6.125    12/01/2035          8,155,743
-----------------------------------------------------------------------------------------------------------------
        2,275,000     Neu Towne, CO Metropolitan District 3              7.250    12/01/2034          1,395,280
-----------------------------------------------------------------------------------------------------------------
        1,000,000     North Range, CO Metropolitan District No. 2        5.500    12/15/2037            833,460
-----------------------------------------------------------------------------------------------------------------
        4,500,000     Northwest CO Metropolitan District No. 3 6         6.125    12/01/2025          4,040,010
-----------------------------------------------------------------------------------------------------------------
        7,855,000     Northwest CO Metropolitan District No. 3 6         6.250    12/01/2035          6,664,968
-----------------------------------------------------------------------------------------------------------------
       16,435,000     Park Valley, CO Water & Sanitation
                      Metropolitan District                              6.000 5  12/15/2017          9,508,634
-----------------------------------------------------------------------------------------------------------------
          320,000     Potomac Farms, CO Metropolitan District            0.000 9  12/01/2023            261,920
-----------------------------------------------------------------------------------------------------------------
        1,590,000     Potomac Farms, CO Metropolitan District            7.250    12/01/2037          1,478,191
-----------------------------------------------------------------------------------------------------------------
          850,000     Prairie Center, CO Metropolitan District No. 3     5.250    12/15/2021            770,202
-----------------------------------------------------------------------------------------------------------------
        1,250,000     Prairie Center, CO Metropolitan District No. 3     5.400    12/15/2031          1,076,300
-----------------------------------------------------------------------------------------------------------------
        1,000,000     Prairie Center, CO Metropolitan District No. 3     5.400    12/15/2031            861,040
-----------------------------------------------------------------------------------------------------------------
        2,275,000     Regency, CO Metropolitan District                  5.750    12/01/2036          1,794,338
-----------------------------------------------------------------------------------------------------------------
        1,750,000     Serenity Ridge, CO Metropolitan District No. 2 3   7.500    12/01/2034          1,327,375
-----------------------------------------------------------------------------------------------------------------
        1,320,000     Silver Peaks, CO Metropolitan District             5.750    12/01/2036          1,041,110
-----------------------------------------------------------------------------------------------------------------
       10,230,000     Sorrell Ranch, CO Metropolitan District            5.750    12/01/2036          7,837,510
-----------------------------------------------------------------------------------------------------------------
        1,735,000     Sorrell Ranch, CO Metropolitan District            6.750    12/15/2036          1,365,081
-----------------------------------------------------------------------------------------------------------------
        1,330,000     Stoneridge, CO Metropolitan District               5.625    12/01/2036          1,131,870
-----------------------------------------------------------------------------------------------------------------
        2,065,000     Tallgrass, CO Metropolitan District                5.250    12/01/2037          1,667,013
-----------------------------------------------------------------------------------------------------------------
          500,000     Tallyns Reach, CO Metropolitan District No. 3      5.200    12/01/2036            423,140
-----------------------------------------------------------------------------------------------------------------
        8,000,000     Talon Pointe, CO Metropolitan District             8.000    12/01/2039          8,055,920
-----------------------------------------------------------------------------------------------------------------
          655,000     Todd Creek Farms, CO Metropolitan District No. 1   6.125    12/01/2019            636,470
-----------------------------------------------------------------------------------------------------------------
          695,000     Traditions, CO Metropolitan District No. 2         5.750    12/01/2036            542,190
-----------------------------------------------------------------------------------------------------------------
        1,000,000     Wheatlands, CO Metropolitan District               6.000    12/01/2025            848,240
-----------------------------------------------------------------------------------------------------------------
        5,000,000     Wheatlands, CO Metropolitan District 6             6.125    12/01/2035          4,116,250
-----------------------------------------------------------------------------------------------------------------
        1,550,000     Wildgrass, CO Metropolitan District                6.200    12/01/2034          1,390,071
-----------------------------------------------------------------------------------------------------------------
        3,875,000     Woodmen Heights, CO Metropolitan District No. 1 6  6.750    12/01/2020          3,525,010
-----------------------------------------------------------------------------------------------------------------
       21,195,000     Woodmen Heights, CO Metropolitan District No. 1    7.000    12/01/2030         19,065,114
-----------------------------------------------------------------------------------------------------------------
        1,000,000     Wyndham Hill, CO Metropolitan District             6.250    12/01/2025            910,170
-----------------------------------------------------------------------------------------------------------------
        2,450,000     Wyndham Hill, CO Metropolitan District             6.375    12/01/2035          2,114,105
                                                                                                -----------------
                                                                                                    276,550,895

                  7 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                        COUPON   MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------
CONNECTICUT--0.4%
-----------------------------------------------------------------------------------------------------------------
 $        145,000     CT Devel. Authority (Bridgeport Hydraulic
                      Company)                                           6.150%   04/01/2035    $       147,250
-----------------------------------------------------------------------------------------------------------------
           55,000     CT Devel. Authority (Bridgeport Hydraulic
                      Company)                                           6.150    04/01/2035             55,919
-----------------------------------------------------------------------------------------------------------------
        1,500,000     CT Devel. Authority Airport Facility (Learjet)     7.950    04/01/2026          1,623,735
-----------------------------------------------------------------------------------------------------------------
          125,000     CT H&EFA (Bridgeport Hospital/Bridgeport
                      Hospital Foundation Obligated Group)               6.500    07/01/2012            125,391
-----------------------------------------------------------------------------------------------------------------
           20,000     CT H&EFA (St. Mary's Hospital Corp.)               5.500    07/01/2012             19,404
-----------------------------------------------------------------------------------------------------------------
           80,000     CT HFA                                             6.300    11/15/2017             82,838
-----------------------------------------------------------------------------------------------------------------
        9,050,000     CT Resource Recovery Authority
                      (Browning-Ferris Industries)                       6.450    11/15/2022          9,049,276
-----------------------------------------------------------------------------------------------------------------
          435,000     Eastern CT Res Rec (Wheelabrator Lisbon)           5.500    01/01/2020            415,316
-----------------------------------------------------------------------------------------------------------------
        2,975,000     Georgetown, CT Special Taxing District             5.125    10/01/2036          2,301,192
-----------------------------------------------------------------------------------------------------------------
        3,750,000     Mashantucket, CT Western Pequot Tribe, Series
                      B 6                                                5.500    09/01/2036          3,326,363
-----------------------------------------------------------------------------------------------------------------
        1,750,000     Mashantucket, CT Western Pequot Tribe, Series B    5.750    09/01/2027          1,672,248
-----------------------------------------------------------------------------------------------------------------
        6,000,000     Mashantucket, CT Western Pequot Tribe, Series
                      B 6,10                                             6.500    09/01/2031          6,104,340
-----------------------------------------------------------------------------------------------------------------
        1,760,000     West Haven, CT Hsg. Authority (Meadow Landing
                      Apartments)                                        6.000    01/01/2028          1,742,805
-----------------------------------------------------------------------------------------------------------------
          635,000     West Haven, CT Hsg. Authority (Meadow Landing
                      Apartments)                                        6.000    01/01/2033            617,823
                                                                                                -----------------
                                                                                                     27,283,900

DELAWARE--0.1%
        1,810,000     DE EDA (General Motors Corp.)                      5.600    04/01/2009          1,784,624
-----------------------------------------------------------------------------------------------------------------
           15,000     DE Hsg. Authority (Single Family Mtg.)             6.000    07/01/2018             15,384
-----------------------------------------------------------------------------------------------------------------
           55,000     DE Hsg. Authority (Single Family Mtg.)             6.000    07/01/2032             56,857
-----------------------------------------------------------------------------------------------------------------
        6,939,000     Millsboro, DE Special Obligation (Plantation
                      Lakes) 6                                           5.450    07/01/2036          5,834,519
-----------------------------------------------------------------------------------------------------------------
           25,000     Wilmington, DE GO                                  6.200    10/01/2016             25,141
                                                                                                -----------------
                                                                                                      7,716,525

-----------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--1.9%
          195,000     District of Columbia HFA (Benning Road
                      Apartments)                                        6.300    01/01/2012            184,757
-----------------------------------------------------------------------------------------------------------------
       10,380,000     District of Columbia HFA (Shipley Park
                      Apartments) 1                                      4.800    06/01/2038          9,780,555
-----------------------------------------------------------------------------------------------------------------
          125,000     District of Columbia Tobacco Settlement
                      Financing Corp.                                    6.250    05/15/2024            126,148
-----------------------------------------------------------------------------------------------------------------
       32,680,000     District of Columbia Tobacco Settlement
                      Financing Corp.                                    6.750    05/15/2040         32,851,243
-----------------------------------------------------------------------------------------------------------------
      515,000,000     District of Columbia Tobacco Settlement
                      Financing Corp. (TASC)                             6.367 5  06/15/2046         31,559,200
-----------------------------------------------------------------------------------------------------------------
    1,348,680,000     District of Columbia Tobacco Settlement
                      Financing Corp. (TASC)                             6.873 5  06/15/2055         31,977,203
-----------------------------------------------------------------------------------------------------------------
    1,055,000,000     District of Columbia Tobacco Settlement
                      Financing Corp. (TASC)                             7.250 5  06/15/2055         21,057,800
-----------------------------------------------------------------------------------------------------------------
           20,000     Metropolitan Washington, D.C. Airport Authority    5.000    10/01/2033             18,847
                                                                                                -----------------
                                                                                                    127,555,753

-----------------------------------------------------------------------------------------------------------------
FLORIDA--19.4%
        1,195,000     Aberdeen, FL Community Devel. District             5.250    11/01/2015          1,056,320
-----------------------------------------------------------------------------------------------------------------
          485,000     Aberdeen, FL Community Devel. District             5.500    11/01/2011            461,085
-----------------------------------------------------------------------------------------------------------------
       24,015,000     Aberdeen, FL Community Devel. District             5.500    05/01/2036         18,666,379
-----------------------------------------------------------------------------------------------------------------

                 8 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                        COUPON   MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
-----------------------------------------------------------------------------------------------------------------
 $      8,000,000     Alachua County, FL Industrial Devel. Revenue
                      (North Florida Retirement Village)                 5.875%   11/15/2042    $     7,104,080
-----------------------------------------------------------------------------------------------------------------
        1,885,000     Amelia Walk, FL Community Devel. District
                      Special Assessment                                 5.500    05/01/2037          1,503,815
-----------------------------------------------------------------------------------------------------------------
        5,350,000     Amelia, FL Concourse Community Devel. District     5.750    05/01/2038          4,432,529
-----------------------------------------------------------------------------------------------------------------
       13,125,000     Arborwood, FL Community Devel. District
                      (Centex Homes)                                     5.250    05/01/2016         11,636,100
-----------------------------------------------------------------------------------------------------------------
       14,285,000     Arlington Ridge, FL Community Devel. District      5.500    05/01/2036         11,282,150
-----------------------------------------------------------------------------------------------------------------
        9,250,000     Ave Maria Stewardship, FL Community Devel.
                      District                                           5.125    05/01/2038          6,980,420
-----------------------------------------------------------------------------------------------------------------
        2,220,000     Avelar Creek, FL Community Devel. District         5.375    05/01/2036          1,751,491
-----------------------------------------------------------------------------------------------------------------
        1,045,000     Avignon Villages, FL Community Devel. District     5.300    05/01/2014            954,106
-----------------------------------------------------------------------------------------------------------------
          755,000     Avignon Villages, FL Community Devel. District     5.400    05/01/2037            594,676
-----------------------------------------------------------------------------------------------------------------
        1,000,000     Bahia Lakes, FL Community Devel. District          5.450    05/01/2037            784,680
-----------------------------------------------------------------------------------------------------------------
        2,620,000     Bainebridge, FL Community Devel. District          5.500    05/01/2038          2,016,955
-----------------------------------------------------------------------------------------------------------------
       11,000,000     Baker, FL Correctional Devel. Corp. (Detention
                      Center) 6                                          7.500    02/01/2030         10,751,730
-----------------------------------------------------------------------------------------------------------------
        2,740,000     Bartram Park, FL Community Devel. District         5.300    05/01/2035          2,130,679
-----------------------------------------------------------------------------------------------------------------
        5,250,000     Bay Laurel Center, FL Community Devel.
                      District Special Assessment                        5.450    05/01/2037          4,204,673
-----------------------------------------------------------------------------------------------------------------
          225,000     Bayshore, FL Hsg. Corp.                            8.000    12/01/2016            155,700
-----------------------------------------------------------------------------------------------------------------
        4,585,000     Baywinds, FL Community Devel. District             4.900    05/01/2012          4,244,059
-----------------------------------------------------------------------------------------------------------------
       10,230,000     Baywinds, FL Community Devel. District             5.250    05/01/2037          7,840,579
-----------------------------------------------------------------------------------------------------------------
        4,640,000     Beacon Lakes, FL Community Devel. District
                      Special Assessment                                 6.000    05/01/2038          3,966,782
-----------------------------------------------------------------------------------------------------------------
        3,380,000     Beacon Lakes, FL Community Devel. District
                      Special Assessment                                 6.200    05/01/2038          2,895,612
-----------------------------------------------------------------------------------------------------------------
        1,955,000     Beacon, FL Tradeport Community Devel. District     7.250    05/01/2033          1,984,521
-----------------------------------------------------------------------------------------------------------------
       10,640,000     Bella Verde, FL Golf Community Devel District      7.250    12/18/2008         10,641,170
-----------------------------------------------------------------------------------------------------------------
        7,625,000     Bonnet Creek, FL Resort Community Devel.
                      District Special Assessment                        7.500    05/01/2034          7,820,658
-----------------------------------------------------------------------------------------------------------------
        4,000,000     Boynton Village, FL Community Devel. District
                      Special Assessment                                 6.000    05/01/2038          3,419,640
-----------------------------------------------------------------------------------------------------------------
           75,000     Broward County, FL Educational Facilities
                      Authority (Pompano Oaks Apartments)                6.000    12/01/2027             75,457
-----------------------------------------------------------------------------------------------------------------
           25,000     Broward County, FL HFA (Cross Keys Apartments)     5.750    10/01/2028             24,586
-----------------------------------------------------------------------------------------------------------------
          160,000     Broward County, FL HFA (Heron Pointe
                      Apartments)                                        5.700    11/01/2029            160,054
-----------------------------------------------------------------------------------------------------------------
       12,475,000     Broward County, FL HFA (Pembroke Village
                      Apartments)                                        7.000    06/01/2046         12,156,888
-----------------------------------------------------------------------------------------------------------------
        1,310,000     Broward County, FL HFA (Single Family)             5.000    10/01/2039          1,324,986
-----------------------------------------------------------------------------------------------------------------
           15,000     Broward County, FL HFA (Stirling Apartments)       5.600    10/01/2018             15,068
-----------------------------------------------------------------------------------------------------------------
          125,000     Broward County, FL HFA (Stirling Apartments)       5.750    04/01/2038            125,244
-----------------------------------------------------------------------------------------------------------------
        6,050,000     Buckeye Park, FL Community Devel. District 8       7.875    05/01/2038          6,081,097
-----------------------------------------------------------------------------------------------------------------
          815,000     Cascades, FL Groveland Community Devel.
                      District                                           5.300    05/01/2036            556,148
-----------------------------------------------------------------------------------------------------------------
        1,050,000     Century Gardens, FL Community Devel. District      5.100    05/01/2037            822,392
-----------------------------------------------------------------------------------------------------------------
       26,260,000     CFM, FL Community Devel. District, Series A        6.250    05/01/2035         21,539,240
-----------------------------------------------------------------------------------------------------------------
        2,500,000     Chapel Creek, FL Community Devel. District
                      Special Assessment                                 5.200    05/01/2011          2,356,525
-----------------------------------------------------------------------------------------------------------------
        3,665,000     Chapel Creek, FL Community Devel. District
                      Special Assessment                                 5.250    05/01/2015          3,228,425
-----------------------------------------------------------------------------------------------------------------

                 9 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                        COUPON   MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
-----------------------------------------------------------------------------------------------------------------
 $     12,595,000     Chapel Creek, FL Community Devel. District
                      Special Assessment                                 5.500%   05/01/2038    $     9,352,039
-----------------------------------------------------------------------------------------------------------------
        4,200,000     City Center, FL Community Devel. District          6.000    05/01/2038          3,669,078
-----------------------------------------------------------------------------------------------------------------
        7,535,000     City Center, FL Community Devel. District 6        6.125    05/01/2036          6,785,343
-----------------------------------------------------------------------------------------------------------------
       31,410,000     Clearwater Cay, FL Community Devel. District       5.500    05/01/2037         20,023,561
-----------------------------------------------------------------------------------------------------------------
        2,710,000     Coconut Cay, FL Community Devel. District
                      Special Assessment                                 5.375    05/01/2036          2,216,970
-----------------------------------------------------------------------------------------------------------------
          265,000     Collier County, FL HFA (Saxon Manor Isles
                      Apartments)                                        5.450    03/01/2030            265,708
-----------------------------------------------------------------------------------------------------------------
           55,000     Collier County, FL IDA (Allete)                    6.500    10/01/2025             55,008
-----------------------------------------------------------------------------------------------------------------
        4,080,000     Connerton West, FL Community Devel. District       5.125    05/01/2016          3,604,680
-----------------------------------------------------------------------------------------------------------------
        4,370,000     Connerton West, FL Community Devel. District       5.400    05/01/2038          3,419,307
-----------------------------------------------------------------------------------------------------------------
        4,940,000     Copperstone, FL Community Devel. District          5.200    05/01/2038          3,768,677
-----------------------------------------------------------------------------------------------------------------
        7,400,000     Cordoba Ranch, FL Community Devel. District
                      Special Assessment 6                               5.550    05/01/2037          5,940,942
-----------------------------------------------------------------------------------------------------------------
        1,345,000     Coronado, FL Community Devel. District             6.000    05/01/2038          1,158,623
-----------------------------------------------------------------------------------------------------------------
        3,250,000     Creekside, FL Community Devel. District            5.200    05/01/2038          2,425,410
-----------------------------------------------------------------------------------------------------------------
        1,110,000     Crestview II, FL Community Devel. District
                      Special Assessment                                 5.600    05/01/2037            897,879
-----------------------------------------------------------------------------------------------------------------
        2,625,000     Crosscreek, FL Community Devel. District           5.500    05/01/2017          2,097,480
-----------------------------------------------------------------------------------------------------------------
        1,280,000     Crosscreek, FL Community Devel. District           5.600    05/01/2039            849,178
-----------------------------------------------------------------------------------------------------------------
        9,570,000     Cypress Creek of Hillsborough County, FL
                      Community Devel. District 6                        5.350    05/01/2037          7,450,915
-----------------------------------------------------------------------------------------------------------------
           70,000     Dade City, FL (First Mtg.-Retirement Care)         8.000    01/01/2025             69,638
-----------------------------------------------------------------------------------------------------------------
           45,000     Dade County, FL HFA (Golden Lakes Apartments)      6.050    11/01/2039             43,767
-----------------------------------------------------------------------------------------------------------------
           90,000     Dade County, FL HFA (Siesta Pointe Apartments)     5.650    09/01/2017             90,239
-----------------------------------------------------------------------------------------------------------------
          170,000     Dade County, FL HFA (Siesta Pointe Apartments)     5.750    09/01/2029            170,122
-----------------------------------------------------------------------------------------------------------------
            9,722     Dade County, FL HFA (Single Family Mtg.)           6.100    04/01/2027             10,152
-----------------------------------------------------------------------------------------------------------------
        1,925,000     Dade County, FL IDA (Miami Cerebral Palsy
                      Residence)                                         8.000    06/01/2022          1,919,957
-----------------------------------------------------------------------------------------------------------------
          115,000     Dade County, FL Res Rec                            5.500    10/01/2013            116,160
-----------------------------------------------------------------------------------------------------------------
        7,815,000     Deer Run, FL Community Devel. District Special
                      Assessment 8                                       7.625    05/01/2039          7,855,638
-----------------------------------------------------------------------------------------------------------------
        3,115,000     Durbin Crossing, FL Community Devel. District
                      Special Assessment                                 5.250    11/01/2015          2,783,377
-----------------------------------------------------------------------------------------------------------------
        2,440,000     East Homestead, FL Community Devel. District       5.375    05/01/2036          1,925,062
-----------------------------------------------------------------------------------------------------------------
          900,000     East Homestead, FL Community Devel. District       5.450    11/01/2036            717,300
-----------------------------------------------------------------------------------------------------------------
        2,225,000     East Park, FL Community Devel. District
                      Special Assessment                                 7.500    05/01/2039          2,211,739
-----------------------------------------------------------------------------------------------------------------
        1,110,000     Easton Park, FL Community Devel. District          5.200    05/01/2037            854,989
-----------------------------------------------------------------------------------------------------------------
            5,000     Edgewater, FL Water & Sewer                        7.000    10/01/2021              5,015
-----------------------------------------------------------------------------------------------------------------
        1,500,000     Enclave at Black Point Marina, FL Community
                      Devel. District                                    5.200    05/01/2014          1,344,705
-----------------------------------------------------------------------------------------------------------------
        1,250,000     Enclave at Black Point Marina, FL Community
                      Devel. District                                    5.400    05/01/2037            945,488
-----------------------------------------------------------------------------------------------------------------
           75,000     Escambia County, FL HFA (Single Family Mtg.)       5.500    10/01/2031             75,064
-----------------------------------------------------------------------------------------------------------------
       21,495,000     Fiddler's Creek, FL Community Devel. District
                      No.2                                               6.000    05/01/2038         18,516,438
-----------------------------------------------------------------------------------------------------------------
          185,000     FL Capital Projects Finance Authority
                      (Peerless Group)                                   7.500    08/01/2019            178,346
-----------------------------------------------------------------------------------------------------------------
        1,250,000     FL Capital Projects Finance Authority Solid
                      Waste (Waste Corp. of America)                     9.000    09/01/2020          1,251,875
-----------------------------------------------------------------------------------------------------------------

                 10 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                        COUPON   MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
-----------------------------------------------------------------------------------------------------------------
 $     26,200,000     FL Capital Trust Agency (AHF Florida LLC)          8.125%   10/01/2038    $    24,848,080
-----------------------------------------------------------------------------------------------------------------
        3,085,000     FL Capital Trust Agency (American Opportunity)     5.750    06/01/2023          2,860,258
-----------------------------------------------------------------------------------------------------------------
        2,000,000     FL Capital Trust Agency (American Opportunity)     5.875    06/01/2038          1,743,620
-----------------------------------------------------------------------------------------------------------------
          970,000     FL Capital Trust Agency (American Opportunity)     7.250    06/01/2038            844,036
-----------------------------------------------------------------------------------------------------------------
          700,000     FL Capital Trust Agency (American Opportunity)     8.250    12/01/2038            610,064
-----------------------------------------------------------------------------------------------------------------
        7,135,000     FL Capital Trust Agency (Atlantic Hsg.
                      Foundation)                                        6.000    07/01/2040          5,940,815
-----------------------------------------------------------------------------------------------------------------
       13,000,000     FL Capital Trust Agency (Atlantic Hsg.
                      Foundation)                                        8.000    07/01/2040         10,049,910
-----------------------------------------------------------------------------------------------------------------
           30,000     FL HFA (Hsg. Partners of Panama City)              5.700    05/01/2037             30,017
-----------------------------------------------------------------------------------------------------------------
           60,000     FL HFA (Landings Boot Ranch)                       6.100    11/01/2035             60,901
-----------------------------------------------------------------------------------------------------------------
          100,000     FL HFA (Mar Lago Village Apartments)               5.900    12/01/2027            100,654
-----------------------------------------------------------------------------------------------------------------
           50,000     FL HFA (Reserve at Kanapaha)                       5.700    07/01/2037             50,029
-----------------------------------------------------------------------------------------------------------------
           20,000     FL HFA (Spinnaker Cove Apartments)                 6.500    07/01/2036             20,020
-----------------------------------------------------------------------------------------------------------------
        4,905,000     FL HFA (St. Cloud Village Associates) 6            5.950    02/01/2030          4,969,991
-----------------------------------------------------------------------------------------------------------------
        1,345,000     FL HFA (St. Cloud Village Associates)              8.000    02/15/2030          1,197,844
-----------------------------------------------------------------------------------------------------------------
           75,000     FL HFA (Stoddert Arms Apartments)                  6.250    09/01/2026             75,164
-----------------------------------------------------------------------------------------------------------------
           55,000     FL HFA (Turtle Creek Apartments)                   6.150    05/01/2026             55,021
-----------------------------------------------------------------------------------------------------------------
           15,000     FL HFA (Turtle Creek Apartments)                   6.200    05/01/2036             15,004
-----------------------------------------------------------------------------------------------------------------
           45,000     FL HFA (Vizcaya Villas)                            6.125    12/01/2021             45,029
-----------------------------------------------------------------------------------------------------------------
           80,000     FL HFA (Vizcaya Villas)                            6.200    12/01/2028             80,042
-----------------------------------------------------------------------------------------------------------------
           15,000     FL HFA (Wentworth Apartments)                      5.450    10/01/2037             14,677
-----------------------------------------------------------------------------------------------------------------
           50,000     FL HFA (Willow Lake Apartments)                    5.250    01/01/2021             50,076
-----------------------------------------------------------------------------------------------------------------
          100,000     FL HFA (Willow Lake Apartments)                    5.350    07/01/2027             99,282
-----------------------------------------------------------------------------------------------------------------
           55,000     FL HFC (Ashton Point Apartments)                   5.625    07/01/2029             55,225
-----------------------------------------------------------------------------------------------------------------
          100,000     FL HFC (Ashton Point Apartments)                   5.750    07/01/2036            100,383
-----------------------------------------------------------------------------------------------------------------
           85,000     FL HFC (Brittany of Rosemont)                      6.250    07/01/2035             85,038
-----------------------------------------------------------------------------------------------------------------
           20,000     FL HFC (East Lake Apartments)                      5.050    10/01/2026             19,256
-----------------------------------------------------------------------------------------------------------------
           45,000     FL HFC (Grande Pointe Apartments)                  6.000    07/01/2038             45,437
-----------------------------------------------------------------------------------------------------------------
           70,000     FL HFC (Hampton Court Apartments)                  5.600    03/01/2032             69,630
-----------------------------------------------------------------------------------------------------------------
       24,190,000     FL HFC (Homeowner Mtg.) 1                          5.150    07/01/2037         22,713,307
-----------------------------------------------------------------------------------------------------------------
       10,000,000     FL HFC (Homeowner Mtg.) 1                          5.150    07/01/2038          9,389,050
-----------------------------------------------------------------------------------------------------------------
           80,000     FL HFC (Homeowner Mtg.)                            5.150    07/01/2021             80,754
-----------------------------------------------------------------------------------------------------------------
          140,000     FL HFC (Homeowner Mtg.)                            5.573 5  01/01/2029             44,895
-----------------------------------------------------------------------------------------------------------------
           15,000     FL HFC (Homeowner Mtg.)                            6.250    07/01/2022             15,687
-----------------------------------------------------------------------------------------------------------------
          145,000     FL HFC (Logan Heights Apartments)                  6.000    10/01/2039            152,781
-----------------------------------------------------------------------------------------------------------------
           25,000     FL HFC (Marina Bay Apartments)                     5.625    08/01/2027             25,048
-----------------------------------------------------------------------------------------------------------------
           25,000     FL HFC (Mystic Pointe II)                          6.100    12/01/2035             25,504
-----------------------------------------------------------------------------------------------------------------
           45,000     FL HFC (Mystic Woods II Apartments)                6.300    07/01/2036             45,033
-----------------------------------------------------------------------------------------------------------------
           25,000     FL HFC (Raceway Pointe Apartments)                 5.950    09/01/2032             25,170
-----------------------------------------------------------------------------------------------------------------
           10,000     FL HFC (River Trace Senior Apartments)             5.800    01/01/2041             10,044
-----------------------------------------------------------------------------------------------------------------
           25,000     FL HFC (Sable Chase Associates)                    5.875    11/01/2036             25,280
-----------------------------------------------------------------------------------------------------------------
           10,000     FL HFC (Sanctuary Winterlakes)                     5.850    09/01/2026             10,095
-----------------------------------------------------------------------------------------------------------------
           20,000     FL HFC (Sheridan Place of Bredenton)               5.500    10/01/2036             19,885
-----------------------------------------------------------------------------------------------------------------
           50,000     FL HFC (Spring Harbor Apartments)                  5.500    08/01/2019             50,689
-----------------------------------------------------------------------------------------------------------------
           95,000     FL HFC (Spring Harbor Apartments)                  5.900    08/01/2039             95,196
-----------------------------------------------------------------------------------------------------------------
           55,000     FL HFC (Stonebridge Landings Apartments)           5.200    08/01/2031             53,125
-----------------------------------------------------------------------------------------------------------------
           10,000     FL HFC (Sundance Pointe Associates)                5.850    02/01/2037             10,062
-----------------------------------------------------------------------------------------------------------------
           10,000     FL HFC (Villas De Mallorca)                        5.750    07/01/2027             10,132
-----------------------------------------------------------------------------------------------------------------
           30,000     FL HFC (Walker Avenue Club)                        5.750    12/01/2030             30,177
-----------------------------------------------------------------------------------------------------------------
        5,125,000     FL HFC (Westchase Apartments)                      6.610    07/01/2038          5,065,396
-----------------------------------------------------------------------------------------------------------------
           75,000     FL HFC (Woods Vero Beach)                          5.900    10/01/2039             75,188
-----------------------------------------------------------------------------------------------------------------
        1,500,000     Flora Ridge, FL Educational Facilities Benefit
                      District                                           5.300    05/01/2037          1,160,235
-----------------------------------------------------------------------------------------------------------------

                 11 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                        COUPON   MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
-----------------------------------------------------------------------------------------------------------------
 $      6,080,000     Fontainbleau Lakes, FL Community Devel.
                      District 6                                         6.000%   05/01/2015    $     5,600,957
-----------------------------------------------------------------------------------------------------------------
        4,000,000     Fontainbleau Lakes, FL Community Devel.
                      District                                           6.000    05/01/2038          3,302,080
-----------------------------------------------------------------------------------------------------------------
       11,505,000     Forest Creek, FL Community Devel. District         5.450    05/01/2036          8,820,078
-----------------------------------------------------------------------------------------------------------------
       18,340,000     Glades, FL Correctional Devel. Corp. (Glades
                      County Detention) 6                                7.375    03/01/2030         17,870,313
-----------------------------------------------------------------------------------------------------------------
       10,000,000     Grand Bay at Doral, FL Community Devel.
                      District 6                                         6.000    05/01/2017          8,812,700
-----------------------------------------------------------------------------------------------------------------
        8,735,000     Grand Bay at Doral, FL Community Devel.
                      District                                           6.000    05/01/2039          6,853,132
-----------------------------------------------------------------------------------------------------------------
       12,370,000     Greater Lakes/Sawgrass Bay, FL Community
                      Devel. District                                    5.500    05/01/2038          9,680,886
-----------------------------------------------------------------------------------------------------------------
        7,505,000     Greater Orlando, FL Aviation Authority
                      (JetBlue Airways Corp.) 6                          6.375    11/15/2026          6,398,988
-----------------------------------------------------------------------------------------------------------------
       14,965,000     Greater Orlando, FL Aviation Authority
                      (JetBlue Airways Corp.) 6                          6.500    11/15/2036         12,424,392
-----------------------------------------------------------------------------------------------------------------
          150,000     Gulf Breeze, FL GO                                 5.900    12/01/2015            151,127
-----------------------------------------------------------------------------------------------------------------
        5,940,000     Hammocks, FL Community Devel. District Special
                      Assessment                                         5.500    05/01/2037          4,707,569
-----------------------------------------------------------------------------------------------------------------
        8,900,000     Harrison Ranch, FL Community Devel. District       5.300    05/01/2038          6,837,069
-----------------------------------------------------------------------------------------------------------------
        1,125,000     Hawks Point, FL Community Devel. District          5.300    05/01/2039            861,806
-----------------------------------------------------------------------------------------------------------------
       15,675,000     Heritage Bay, FL Community Devel. District 6       5.500    05/01/2036         12,336,695
-----------------------------------------------------------------------------------------------------------------
       15,250,000     Heritage Harbour North, FL Community Devel.
                      District                                           6.375    05/01/2038         13,720,425
-----------------------------------------------------------------------------------------------------------------
        1,915,000     Heritage Plantation, FL Community Devel.
                      District                                           5.100    11/01/2013          1,732,884
-----------------------------------------------------------------------------------------------------------------
        3,530,000     Heritage Plantation, FL Community Devel.
                      District                                           5.400    05/01/2037          2,666,739
-----------------------------------------------------------------------------------------------------------------
       12,000,000     Hialeah Gardens, FL Health Facilities
                      Authority (Catholic Health Services) 1             5.250    08/15/2031         11,927,400
-----------------------------------------------------------------------------------------------------------------
          945,000     Highland Meadows, FL Community Devel. District
                      Special Assessment, Series A 7                     5.500    05/01/2036            739,113
-----------------------------------------------------------------------------------------------------------------
        4,065,000     Highlands, FL Community Devel. District            5.550    05/01/2036          3,203,342
-----------------------------------------------------------------------------------------------------------------
        2,000,000     Hillsborough County, FL IDA (National Gypsum
                      Company)                                           7.125    04/01/2030          1,948,000
-----------------------------------------------------------------------------------------------------------------
        9,250,000     Hillsborough County, FL IDA (Senior Care Group)    6.700    07/01/2021          9,084,980
-----------------------------------------------------------------------------------------------------------------
        6,035,000     Hillsborough County, FL IDA (Senior Care Group)    6.750    07/01/2029          5,930,957
-----------------------------------------------------------------------------------------------------------------
       11,465,000     Indigo, FL Community Devel. District 6             5.750    05/01/2036          9,191,834
-----------------------------------------------------------------------------------------------------------------
        8,765,000     Island at Doral III, FL Community Devel.
                      District Special Assessment 6                      5.900    05/01/2035          6,888,151
-----------------------------------------------------------------------------------------------------------------
        3,000,000     Jacksonville, FL EDC (Met Packaging Solutions)     5.500    10/01/2030          2,708,700
-----------------------------------------------------------------------------------------------------------------
       18,000,000     Jacksonville, FL Health Facilities Authority
                      (Ascension Health Credit Group) 1                  5.250    11/15/2032         18,189,090
-----------------------------------------------------------------------------------------------------------------
          715,000     Jacksonville, FL Water and Sewage (United
                      Waterworks)                                        6.350    08/01/2025            715,551
-----------------------------------------------------------------------------------------------------------------
        1,405,000     K-Bar Ranch, FL Community Devel. District
                      Special Assessment                                 5.450    05/01/2036          1,114,123
-----------------------------------------------------------------------------------------------------------------
        1,180,000     Keys Cove, FL Community Devel. District            5.875    05/01/2035          1,148,411
-----------------------------------------------------------------------------------------------------------------
        3,400,000     Lake Ashton II, FL Community Devel. District       5.375    05/01/2036          2,682,464
-----------------------------------------------------------------------------------------------------------------
          925,000     Lake Frances, FL Community Devel. District
                      Special Assessment                                 5.300    05/01/2037            688,746
-----------------------------------------------------------------------------------------------------------------
        2,000,000     Lakeside Landings, FL Devel. District              5.250    05/01/2013          1,850,020
-----------------------------------------------------------------------------------------------------------------
          750,000     Lakeside Landings, FL Devel. District              5.500    05/01/2038            594,503
-----------------------------------------------------------------------------------------------------------------
       14,500,000     Landmark at Doral, FL Community Devel.
                      District Special Assessment 6                      5.200    05/01/2015         12,449,265
-----------------------------------------------------------------------------------------------------------------

                 12 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                        COUPON   MATURITY               VALUE
-----------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
-----------------------------------------------------------------------------------------------------------------
 $      8,000,000     Landmark at Doral, FL Community Devel.
                      District Special Assessment                        5.500%   05/01/2038    $     5,832,080
-----------------------------------------------------------------------------------------------------------------
          100,000     Largo, FL Sun Coast Health System (Sun Coast
                      Hospital) 3                                        6.200    03/01/2013             81,000
-----------------------------------------------------------------------------------------------------------------
           70,000     Lee County, FL HFA (Single Family Mtg.)            7.200    03/01/2033             71,343
-----------------------------------------------------------------------------------------------------------------
        1,200,000     Legends Bay, FL Community Devel. District          5.500    05/01/2014          1,103,340
-----------------------------------------------------------------------------------------------------------------
        1,500,000     Legends Bay, FL Community Devel. District          5.875    05/01/2038          1,222,005
-----------------------------------------------------------------------------------------------------------------
          100,000     Leon County, FL Educational Facilities
                      Authority (Southgate Residence Hall)               6.750    09/01/2028            100,732
-----------------------------------------------------------------------------------------------------------------
        7,955,000     Madeira, FL Community Devel. District 6            5.250    11/01/2014          7,097,849
-----------------------------------------------------------------------------------------------------------------
        8,045,000     Madeira, FL Community Devel. District              5.450    05/01/2039          6,097,306
-----------------------------------------------------------------------------------------------------------------
        1,700,000     Madison County, FL Mtg. (Twin Oaks)                6.000    07/01/2025          1,622,106
-----------------------------------------------------------------------------------------------------------------
        5,000,000     Magnolia Creek, FL Community Devel. District 6     5.600    05/01/2014          4,646,600
-----------------------------------------------------------------------------------------------------------------
        5,360,000     Magnolia Creek, FL Community Devel. District       5.900    05/01/2039          4,503,097
-----------------------------------------------------------------------------------------------------------------
        2,900,000     Magnolia West, FL Community Devel. District
                      Special Assessment                                 5.350    05/01/2037          2,209,539
-----------------------------------------------------------------------------------------------------------------
        3,000,000     Main Street, FL Community Devel. District          6.800    05/01/2038          2,775,810
-----------------------------------------------------------------------------------------------------------------
          145,000     Manatee County, FL HFA (Single Family Mtg.)        7.000    11/01/2027            145,407
-----------------------------------------------------------------------------------------------------------------
       14,190,000     Martin County, FL IDA (Indiantown
                      Cogeneration) 6                                    7.875    12/15/2025         14,220,934
-----------------------------------------------------------------------------------------------------------------
          760,000     Martin County, FL IDA (Indiantown Cogeneration)    8.050    12/15/2025            761,763
-----------------------------------------------------------------------------------------------------------------
        4,830,000     Meadow Woods, FL Community Devel. District
                      Special Assessment                                 6.050    05/01/2035          4,139,841
-----------------------------------------------------------------------------------------------------------------
          985,000     Mediterranea, FL Community Devel. District
                      Special Assessment 7                               5.600    05/01/2037            796,767
-----------------------------------------------------------------------------------------------------------------
        1,025,000     Miami Beach, FL Health Facilities Authority
                      (Mt. Sinai Medical Center)                         6.700    11/15/2019          1,043,081
-----------------------------------------------------------------------------------------------------------------
          540,000     Miami Beach, FL Health Facilities Authority
                      (Mt. Sinai Medical Center)                         6.800    11/15/2031            541,166
-----------------------------------------------------------------------------------------------------------------
           80,000     Miami-Dade County, FL Aviation                     5.000    10/01/2023             78,314
-----------------------------------------------------------------------------------------------------------------
           30,000     Miami-Dade County, FL Aviation (Miami
                      International Airport)                             5.000    10/01/2033             27,881
-----------------------------------------------------------------------------------------------------------------
        2,030,000     Mira Lago West, FL Community Devel. District       5.375    05/01/2036          1,649,537
-----------------------------------------------------------------------------------------------------------------
       11,760,000     Miromar Lakes, FL Community Devel. District 6      6.875    05/01/2035         11,101,675
-----------------------------------------------------------------------------------------------------------------
        9,895,000     Miromar Lakes, FL Community Devel. District        7.375    05/01/2032          9,845,426
-----------------------------------------------------------------------------------------------------------------
       19,060,000     Montecito, FL Community Devel. District 6          5.100    05/01/2013         17,527,004
-----------------------------------------------------------------------------------------------------------------
        5,615,000     Montecito, FL Community Devel. District            5.500    05/01/2037          4,495,594
-----------------------------------------------------------------------------------------------------------------
        3,990,000     Monterra, FL Community Devel. District Special
                      Assessment 7                                       5.000    11/01/2010          3,742,500
-----------------------------------------------------------------------------------------------------------------
        1,875,000     Monterra, FL Community Devel. District Special
                      Assessment 7                                       5.125    11/01/2014          1,625,100
-----------------------------------------------------------------------------------------------------------------
        5,130,000     Monterra, FL Community Devel. District Special
                      Assessment 7                                       5.500    05/01/2036          3,787,941
-----------------------------------------------------------------------------------------------------------------
          690,000     Moody River, FL Estates Community Devel.
                      District                                           5.350    05/01/2036            532,169
-----------------------------------------------------------------------------------------------------------------
       17,195,000     Myrtle Creek, FL Improvement District Special
                      Assessment 6                                       5.200    05/01/2037         12,987,384
-----------------------------------------------------------------------------------------------------------------
       11,150,000     Nassau County, FL (Nassau Care Centers) 6          6.900    01/01/2038         11,100,717
-----------------------------------------------------------------------------------------------------------------
           30,000     Nassau County, FL Pollution Control (ITT
                      Rayonier)                                          6.200    07/01/2015             30,027
-----------------------------------------------------------------------------------------------------------------
        1,735,000     Naturewalk, FL Community Devel. District           5.300    05/01/2016          1,535,649
-----------------------------------------------------------------------------------------------------------------
        5,500,000     Naturewalk, FL Community Devel. District           5.500    05/01/2038          4,250,125
-----------------------------------------------------------------------------------------------------------------
        1,555,000     New Port Tampa Bay, FL Community Devel.
                      District 3                                         5.300    11/01/2012            940,806
-----------------------------------------------------------------------------------------------------------------

                 13 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                        COUPON   MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
-----------------------------------------------------------------------------------------------------------------
 $     24,700,000     New Port Tampa Bay, FL Community Devel.
                      District 3                                         5.875%   05/01/2038    $    14,877,798
-----------------------------------------------------------------------------------------------------------------
        3,480,000     New River, FL Community Devel. District            5.000    05/01/2013          3,182,878
-----------------------------------------------------------------------------------------------------------------
          365,000     New River, FL Community Devel. District            5.350    05/01/2038            280,097
-----------------------------------------------------------------------------------------------------------------
        2,470,000     North Springs, FL Improvement District (Heron
                      Bay North Assessment)                              5.200    05/01/2027          1,842,571
-----------------------------------------------------------------------------------------------------------------
       15,465,000     North Springs, FL Improvement District
                      (Parkland Golf-Country Club) 6                     5.450    05/01/2026         12,149,768
-----------------------------------------------------------------------------------------------------------------
          750,000     Northern Palm Beach, FL Improvement District       5.350    08/01/2041            575,925
-----------------------------------------------------------------------------------------------------------------
        1,395,000     Oak Creek, FL Community Devel. District
                      Special Assessment                                 5.800    05/01/2035          1,252,780
-----------------------------------------------------------------------------------------------------------------
        2,750,000     Oakmont Grove, FL Community Devel. District
                      Special Assessment                                 5.250    05/01/2012          2,513,253
-----------------------------------------------------------------------------------------------------------------
        1,595,000     Oakmont Grove, FL Community Devel. District
                      Special Assessment                                 5.400    05/01/2038          1,141,701
-----------------------------------------------------------------------------------------------------------------
        3,640,000     Old Palm, FL Community Devel. District (Palm
                      Beach Gardens)                                     5.375    05/01/2014          3,257,764
-----------------------------------------------------------------------------------------------------------------
        1,535,000     Orange County, FL Health Facilities Authority
                      (GF Orlando/CFGH Obligated Group)                  8.875    07/01/2021          1,640,301
-----------------------------------------------------------------------------------------------------------------
        3,200,000     Orange County, FL Health Facilities Authority
                      (GF Orlando/CFGH Obligated Group) 6                9.000    07/01/2031          3,407,968
-----------------------------------------------------------------------------------------------------------------
          750,000     Orange County, FL Health Facilities Authority
                      (Orlando Lutheran Tower)                           5.500    07/01/2032            646,508
-----------------------------------------------------------------------------------------------------------------
        1,125,000     Orange County, FL Health Facilities Authority
                      (Orlando Lutheran Tower)                           5.500    07/01/2038            950,355
-----------------------------------------------------------------------------------------------------------------
        6,020,000     Orange County, FL HFA (Dunwoodie Apartments) 6     6.500    07/01/2035          5,895,326
-----------------------------------------------------------------------------------------------------------------
           10,000     Orange County, FL HFA (Homeowner)                  5.200    09/01/2023              9,986
-----------------------------------------------------------------------------------------------------------------
           25,000     Orange County, FL HFA (Homeowner)                  5.250    09/01/2026             24,795
-----------------------------------------------------------------------------------------------------------------
          170,000     Orange County, FL HFA (Homeowner)                  5.420 5  03/01/2028             52,928
-----------------------------------------------------------------------------------------------------------------
           15,000     Orange County, FL HFA (Homeowner)                  5.550    09/01/2033             15,145
-----------------------------------------------------------------------------------------------------------------
            5,000     Orange County, FL HFA (Park Avenue Villas)         5.250    09/01/2031              4,862
-----------------------------------------------------------------------------------------------------------------
        1,755,000     Orange County, FL HFA (Seminole Pointe)            5.800    06/01/2032          1,687,819
-----------------------------------------------------------------------------------------------------------------
          100,000     Osceola County, FL HFA (Kensington Apartments)     5.450    01/01/2040             98,070
-----------------------------------------------------------------------------------------------------------------
          200,000     Osceola County, FL HFA (Tierra Vista
                      Apartments)                                        5.800    12/01/2029            200,032
-----------------------------------------------------------------------------------------------------------------
        3,750,000     Palm Bay, FL Educational Facilities (Patriot
                      Charter School) 6                                  7.000    07/01/2036          3,719,850
-----------------------------------------------------------------------------------------------------------------
          215,000     Palm Beach County, FL HFA (Chelsea Commons
                      Apartments)                                        5.900    06/01/2029            215,189
-----------------------------------------------------------------------------------------------------------------
           55,000     Palm Beach County, FL HFA (Golden Lake Hsg.
                      Assoc.)                                            6.100    08/01/2029             55,023
-----------------------------------------------------------------------------------------------------------------
          120,000     Palm Beach County, FL HFA (Pinnacle Palms
                      Apartments)                                        5.750    07/01/2041            120,437
-----------------------------------------------------------------------------------------------------------------
       14,190,000     Palm Coast Park, FL Community Devel. District
                      Special Assessment 6                               5.700    05/01/2037         11,475,737
-----------------------------------------------------------------------------------------------------------------
        2,705,000     Palm Glades, FL Community Devel. District          5.300    05/01/2036          2,117,772
-----------------------------------------------------------------------------------------------------------------
        6,065,000     Palm Glades, FL Community Devel. District
                      Special Assessment                                 7.125    05/01/2039          5,757,868
-----------------------------------------------------------------------------------------------------------------
        1,850,000     Palm River, FL Community Devel. District           5.150    05/01/2013          1,702,851
-----------------------------------------------------------------------------------------------------------------
        1,000,000     Palm River, FL Community Devel. District           5.375    05/01/2036            788,960
-----------------------------------------------------------------------------------------------------------------
           70,000     Panther Trace, FL Community Devel. District        7.250    05/01/2033             80,357
-----------------------------------------------------------------------------------------------------------------
        1,500,000     Parker Road, FL Community Devel. District          5.350    05/01/2015          1,359,795
-----------------------------------------------------------------------------------------------------------------
        1,500,000     Parker Road, FL Community Devel. District          5.600    05/01/2038          1,207,350
-----------------------------------------------------------------------------------------------------------------

                 14 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                        COUPON   MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
-----------------------------------------------------------------------------------------------------------------
 $      1,500,000     Parkway Center, FL Community Devel. District,
                      Series A                                           6.300%   05/01/2034    $     1,456,185
-----------------------------------------------------------------------------------------------------------------
          145,000     Pasco County, FL HFA (Pasco Woods)                 5.700    08/01/2019            147,542
-----------------------------------------------------------------------------------------------------------------
        2,945,000     Paseo, FL Community Devel. District                5.000    02/01/2011          2,779,520
-----------------------------------------------------------------------------------------------------------------
        6,730,000     Pine Ridge Plantation, FL Community Devel.
                      District 6                                         5.400    05/01/2037          5,046,289
-----------------------------------------------------------------------------------------------------------------
        4,625,000     Pinellas County, FL Health Facility Authority
                      (St. Mark Village) 6                               5.650    05/01/2037          3,769,699
-----------------------------------------------------------------------------------------------------------------
           35,000     Pinellas County, FL HFA (Single Family Hsg.)       5.200    03/01/2037             31,421
-----------------------------------------------------------------------------------------------------------------
          475,000     Pinellas County, FL HFA (Single Family Hsg.)       5.250    03/01/2038            422,760
-----------------------------------------------------------------------------------------------------------------
          155,000     Pinellas County, FL HFA (Single Family Hsg.)       5.503 5  03/01/2031             39,651
-----------------------------------------------------------------------------------------------------------------
        1,315,000     Poinciana West, FL Community Devel. District
                      Special Assessment                                 6.000    05/01/2037          1,140,355
-----------------------------------------------------------------------------------------------------------------
        2,815,000     Port St. Lucie, FL Special Assessment (Peacock
                      & Lowry)                                           5.350    07/01/2027          2,403,813
-----------------------------------------------------------------------------------------------------------------
          915,000     Portfino Springs, FL Community Devel. District
                      Special Assessment                                 5.500    05/01/2038            725,293
-----------------------------------------------------------------------------------------------------------------
        6,150,000     Portico, FL Community Devel. District 6            5.450    05/01/2037          4,838,082
-----------------------------------------------------------------------------------------------------------------
        1,500,000     Portofino Cove, FL Community Devel. District
                      Special Assessment                                 5.500    05/01/2038          1,189,005
-----------------------------------------------------------------------------------------------------------------
        2,910,000     Portofino Isles, FL Community Devel. District
                      (Portofino Court)                                  5.600    05/01/2036          2,405,086
-----------------------------------------------------------------------------------------------------------------
        1,000,000     Portofino Landings, FL Community Devel.
                      District Special Assessment                        5.200    05/01/2017            873,070
-----------------------------------------------------------------------------------------------------------------
        2,000,000     Portofino Landings, FL Community Devel.
                      District Special Assessment                        5.400    05/01/2038          1,548,900
-----------------------------------------------------------------------------------------------------------------
        2,510,000     Portofino Vista, FL Community Devel. District 6    5.000    05/01/2013          2,306,615
-----------------------------------------------------------------------------------------------------------------
        4,170,000     Quarry, FL Community Devel. District 8             5.250    05/01/2036          3,301,431
-----------------------------------------------------------------------------------------------------------------
        8,900,000     Quarry, FL Community Devel. District 6             5.500    05/01/2036          7,137,889
-----------------------------------------------------------------------------------------------------------------
          490,000     Renaissance Commons, FL Community Devel.
                      District, Series A                                 5.600    05/01/2036            407,567
-----------------------------------------------------------------------------------------------------------------
        6,400,000     Reunion East, FL Community Devel. District 6       5.800    05/01/2036          5,304,064
-----------------------------------------------------------------------------------------------------------------
       10,000,000     Reunion East, FL Community Devel. District,
                      Series A                                           7.375    05/01/2033         10,392,300
-----------------------------------------------------------------------------------------------------------------
       22,640,000     Reunion West, FL Community Devel. District         6.250    05/01/2036         19,971,650
-----------------------------------------------------------------------------------------------------------------
        2,250,000     Ridgewood Trails, FL Community Devel. District     5.650    05/01/2038          1,772,483
-----------------------------------------------------------------------------------------------------------------
        9,535,000     River Bend, FL Community Devel. District 6         5.450    05/01/2035          7,718,773
-----------------------------------------------------------------------------------------------------------------
        6,600,000     River Bend, FL Community Devel. District 6         7.125    11/01/2015          6,630,360
-----------------------------------------------------------------------------------------------------------------
        7,890,000     River Glen, FL Community Devel. District
                      Special Assessment                                 5.450    05/01/2038          6,190,021
-----------------------------------------------------------------------------------------------------------------
        3,495,000     Riverwood Estates, FL Community Devel.
                      District Special Assessment                        5.350    05/01/2037          2,646,134
-----------------------------------------------------------------------------------------------------------------
        2,580,000     Rolling Hills, FL Community Devel. District        5.125    11/01/2013          2,351,747
-----------------------------------------------------------------------------------------------------------------
        1,970,000     Rolling Hills, FL Community Devel. District        5.450    05/01/2037          1,551,730
-----------------------------------------------------------------------------------------------------------------
          200,000     Santa Rosa Bay, FL Bridge Authority                6.250    07/01/2028            181,556
-----------------------------------------------------------------------------------------------------------------
        1,648,000     Sarasota, FL Health Facility Authority
                      (SPS/SHS/SR Obligated Group)                       6.000    05/15/2010          1,649,285
-----------------------------------------------------------------------------------------------------------------
       23,200,000     Sarasota, FL National Community Devel.
                      District Special Assessment                        5.300    05/01/2039         17,543,376
-----------------------------------------------------------------------------------------------------------------
        4,475,000     Seminole County, FL IDA (Progressive Health) 6     7.500    03/01/2035          4,441,124
-----------------------------------------------------------------------------------------------------------------
        6,855,000     Shingle Creek, FL Community Devel. District        6.100    05/01/2025          6,088,542
-----------------------------------------------------------------------------------------------------------------
       25,085,000     Shingle Creek, FL Community Devel. District        6.125    05/01/2037         21,432,624
-----------------------------------------------------------------------------------------------------------------

                 15 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                        COUPON   MATURITY          VALUE
-----------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
-----------------------------------------------------------------------------------------------------------------
 $      1,055,000     Six Mile Creek, FL Community Devel. District       5.500%   05/01/2017    $       905,327
-----------------------------------------------------------------------------------------------------------------
        8,625,000     Six Mile Creek, FL Community Devel. District       5.875    05/01/2038          6,698,520
-----------------------------------------------------------------------------------------------------------------
        6,900,000     South Bay, FL Community Devel. District            5.125    11/01/2009          6,526,779
-----------------------------------------------------------------------------------------------------------------
       12,035,000     South Bay, FL Community Devel. District            5.375    05/01/2013         10,284,389
-----------------------------------------------------------------------------------------------------------------
       16,775,000     South Bay, FL Community Devel. District            5.950    05/01/2036         11,504,463
-----------------------------------------------------------------------------------------------------------------
        1,825,000     South Fork East, FL Community Devel. District      6.500    05/01/2038          1,690,844
-----------------------------------------------------------------------------------------------------------------
        8,190,000     South Fork East, FL Community Devel. District      7.000    11/01/2015          8,010,803
-----------------------------------------------------------------------------------------------------------------
       11,585,000     South Forks East, FL Community Devel. District     5.350    05/01/2036          9,106,389
-----------------------------------------------------------------------------------------------------------------
          100,000     South Lake County, FL Hospital District
                      (Orlando Regional Healthcare System)               6.000    10/01/2022            102,392
-----------------------------------------------------------------------------------------------------------------
        3,100,000     St. Johns County, FL IDA (Glenmoor Health Care)    5.375    01/01/2040          2,499,499
-----------------------------------------------------------------------------------------------------------------
          565,000     St. Johns County, FL IDA (St. John's County
                      Welfare Federation)                                5.200    10/01/2027            480,561
-----------------------------------------------------------------------------------------------------------------
        1,000,000     St. Johns County, FL IDA (St. John's County
                      Welfare Federation)                                5.250    10/01/2041            795,850
-----------------------------------------------------------------------------------------------------------------
        1,970,000     Stonebrier, FL Community Devel. District           5.500    05/01/2037          1,545,938
-----------------------------------------------------------------------------------------------------------------
        3,165,000     Stoneybrook, FL South Community Devel. District    5.800    05/01/2039          2,599,921
-----------------------------------------------------------------------------------------------------------------
        1,515,000     Summerville, FL Community Devel. District          5.500    05/01/2036          1,210,440
-----------------------------------------------------------------------------------------------------------------
        6,000,000     Sweetwater Creek, FL Community Devel. District     5.500    05/01/2038          4,455,120
-----------------------------------------------------------------------------------------------------------------
        9,460,000     Tern Bay, FL Community Devel. District 3,7         5.000    05/01/2015          5,710,529
-----------------------------------------------------------------------------------------------------------------
       19,075,000     Tern Bay, FL Community Devel. District 3,7         5.375    05/01/2037         11,493,451
-----------------------------------------------------------------------------------------------------------------
       33,650,000     Tolomato, FL Community Devel. District Special
                      Assessment                                         6.650    05/01/2040         32,930,563
-----------------------------------------------------------------------------------------------------------------
        2,925,000     Town Center, FL at Palm Coast Community Devel.
                      District                                           6.000    05/01/2036          2,506,286
-----------------------------------------------------------------------------------------------------------------
        5,000,000     Treeline, FL Preservation Community Devel.
                      District                                           6.800    05/01/2039          4,640,050
-----------------------------------------------------------------------------------------------------------------
          745,000     Turnbull Creek, FL Community Devel. District
                      Special Assessment                                 5.250    05/01/2037            558,735
-----------------------------------------------------------------------------------------------------------------
        1,415,000     Two Creeks, FL Community Devel. District           5.250    05/01/2037          1,047,892
-----------------------------------------------------------------------------------------------------------------
        2,250,000     University Square, FL Community Devel. District    5.875    05/01/2038          1,901,138
-----------------------------------------------------------------------------------------------------------------
       10,750,000     Verandah East, FL Community Devel. District 6      5.400    05/01/2037          8,488,953
-----------------------------------------------------------------------------------------------------------------
       14,385,000     Verano Center, FL Community Devel. District        5.375    05/01/2037         10,710,639
-----------------------------------------------------------------------------------------------------------------
        2,500,000     Villa Portofino East, FL Community Devel.
                      District                                           5.200    05/01/2037          1,913,225
-----------------------------------------------------------------------------------------------------------------
        1,760,000     Villa Portofino West, FL Community Devel.
                      District                                           5.350    05/01/2036          1,374,507
-----------------------------------------------------------------------------------------------------------------
        1,265,000     Villa Vizcaya, FL Community Devel. District
                      Special Assessment                                 5.550    05/01/2039          1,000,337
-----------------------------------------------------------------------------------------------------------------
        2,000,000     Villages of Westport, FL Community Devel.
                      District                                           5.700    05/01/2035          1,606,100
-----------------------------------------------------------------------------------------------------------------
        2,815,000     Villagewalk of Bonita Springs, FL Community
                      Devel. District                                    5.150    05/01/2038          2,135,769
-----------------------------------------------------------------------------------------------------------------
           20,000     Volusia County, FL Educational Facility
                      Authority (Embry-Riddle Aeronautical
                      University)                                        5.750    10/15/2029             19,987
-----------------------------------------------------------------------------------------------------------------
        1,395,000     Waterford Estates, FL Community Devel.
                      District Special Assessment                        5.125    05/01/2013          1,221,044
-----------------------------------------------------------------------------------------------------------------
        3,350,000     Waterford Estates, FL Community Devel.
                      District Special Assessment                        5.500    05/01/2037          2,282,556
-----------------------------------------------------------------------------------------------------------------
        3,735,000     Watergrass, FL Community Devel. District
                      Special Assessment                                 5.125    11/01/2014          3,385,890
-----------------------------------------------------------------------------------------------------------------
        2,370,000     Watergrass, FL Community Devel. District
                      Special Assessment                                 5.375    05/01/2039          1,878,794
-----------------------------------------------------------------------------------------------------------------
        3,275,000     Waterlefe, FL Community Devel. District Golf
                      Course                                             8.125    10/01/2025          3,113,706
-----------------------------------------------------------------------------------------------------------------
        7,065,000     Waters Edge, FL Community Devel. District          5.350    05/01/2039          5,138,375
-----------------------------------------------------------------------------------------------------------------
        3,025,000     Waters Edge, FL Community Devel. District          5.400    05/01/2039          2,204,136
-----------------------------------------------------------------------------------------------------------------

                 16 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                        COUPON   MATURITY          VALUE
-----------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
-----------------------------------------------------------------------------------------------------------------
 $      5,850,000     Waterstone, FL Community Devel. District 6         5.500%   05/01/2018    $     5,147,591
-----------------------------------------------------------------------------------------------------------------
        6,360,000     Wentworth Estates, FL Community Devel.
                      District 6                                         5.125    11/01/2012          5,799,620
-----------------------------------------------------------------------------------------------------------------
       28,590,000     Wentworth Estates, FL Community Devel. District    5.625    05/01/2037         21,062,539
-----------------------------------------------------------------------------------------------------------------
        3,510,000     West Villages, FL Improvement District             5.350    05/01/2015          3,181,920
-----------------------------------------------------------------------------------------------------------------
       10,340,000     West Villages, FL Improvement District             5.500    05/01/2037          8,238,602
-----------------------------------------------------------------------------------------------------------------
       11,395,000     West Villages, FL Improvement District             5.500    05/01/2038          8,997,834
-----------------------------------------------------------------------------------------------------------------
       18,550,000     West Villages, FL Improvement District             5.800    05/01/2036         15,488,879
-----------------------------------------------------------------------------------------------------------------
       15,040,000     Westridge, FL Community Devel. District            5.800    05/01/2037         12,530,877
-----------------------------------------------------------------------------------------------------------------
       17,510,000     Westside, FL Community Devel District              7.200    05/01/2038         17,203,925
-----------------------------------------------------------------------------------------------------------------
       11,370,000     Westside, FL Community Devel. District             5.650    05/01/2037          9,013,568
-----------------------------------------------------------------------------------------------------------------
        1,480,000     Winter Garden Village at Fowler Groves, FL
                      Community Devel. District Special Tax              5.650    05/01/2037          1,255,040
-----------------------------------------------------------------------------------------------------------------
        2,085,000     World Commerce, FL Community Devel. District
                      Special Assessment                                 5.500    05/01/2038          1,670,252
-----------------------------------------------------------------------------------------------------------------
        1,000,000     World Commerce, FL Community Devel. District
                      Special Assessment                                 6.500    05/01/2036            928,040
-----------------------------------------------------------------------------------------------------------------
        7,420,000     Wyld Palms, FL Community Devel. District 6         5.400    05/01/2015          6,784,996
-----------------------------------------------------------------------------------------------------------------
        4,400,000     Wyld Palms, FL Community Devel. District           5.500    05/01/2038          3,496,724
-----------------------------------------------------------------------------------------------------------------
        2,270,000     Zephyr Ridge, FL Community Devel. District         5.250    05/01/2013          2,092,577
-----------------------------------------------------------------------------------------------------------------
        2,665,000     Zephyr Ridge, FL Community Devel. District         5.625    05/01/2037          2,131,280
                                                                                                -----------------
                                                                                                  1,287,032,831

-----------------------------------------------------------------------------------------------------------------
GEORGIA--2.5%
           60,000     Acworth, GA Hsg. Authority (Wingate Falls
                      Apartments)                                        6.200    03/01/2027             60,309
-----------------------------------------------------------------------------------------------------------------
           25,000     Acworth, GA Hsg. Authority (Wingate Falls
                      Apartments)                                        6.200    03/01/2029             25,115
-----------------------------------------------------------------------------------------------------------------
           60,000     Americus-Sumter County, GA Hospital Authority
                      (South Georgia Methodist Home for the Aging)       6.250    05/15/2016             60,022
-----------------------------------------------------------------------------------------------------------------
        3,000,000     Atlanta, GA Devel. Authority Student Hsg.
                      (ADA/CAU Partners) 6                               6.250    07/01/2036          2,729,610
-----------------------------------------------------------------------------------------------------------------
          160,000     Atlanta, GA Hsg. Authority (Village at
                      Castleberry)                                       5.400    02/20/2039            156,694
-----------------------------------------------------------------------------------------------------------------
        1,500,000     Atlanta, GA Tax Allocation (Eastside)              5.600    01/01/2030          1,364,640
-----------------------------------------------------------------------------------------------------------------
           95,000     Atlanta, GA Urban Residential Finance
                      Authority (Fulton Cotton Mill)                     6.000    05/20/2017             95,916
-----------------------------------------------------------------------------------------------------------------
          320,000     Atlanta, GA Urban Residential Finance
                      Authority (John Hope Community Partnership)        5.550    11/20/2037            321,984
-----------------------------------------------------------------------------------------------------------------
          140,000     Atlanta, GA Urban Residential Finance
                      Authority (Spring Branch Apartments)               8.500    04/01/2026            107,600
-----------------------------------------------------------------------------------------------------------------
          305,000     Brunswick & Glynn County, GA Devel. Authority
                      (Coastal Community Retirement Corp.) 3,7           7.125    01/01/2025            204,350
-----------------------------------------------------------------------------------------------------------------
        7,095,000     Brunswick & Glynn County, GA Devel. Authority
                      (Coastal Community Retirement Corp.) 3,7           7.250    01/01/2035          4,753,650
-----------------------------------------------------------------------------------------------------------------
          200,000     Brunswick & Glynn County, GA Devel. Authority
                      (Georgia-Pacific Corp.)                            5.550    03/01/2026            162,722
-----------------------------------------------------------------------------------------------------------------
          365,000     Burke County, GA Devel. Authority (Georgia
                      Power Company)                                     5.450    05/01/2034            361,445
-----------------------------------------------------------------------------------------------------------------
          320,000     Charlton County, GA Solid Waste Management
                      Authority (Chesser Island Road Landfill)           7.375    04/01/2018            320,038
-----------------------------------------------------------------------------------------------------------------
           40,000     Cherokee County, GA Hospital Authority (RT
                      Jones Memorial Hospital)                           7.300    12/01/2013             40,160
-----------------------------------------------------------------------------------------------------------------

                 17 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                        COUPON   MATURITY          VALUE
-----------------------------------------------------------------------------------------------------------------
GEORGIA CONTINUED
-----------------------------------------------------------------------------------------------------------------
 $         95,000     Clayton County, GA Hsg. Authority (Pointe
                      Clear Apartments)                                  5.650%   07/01/2017    $        95,762
-----------------------------------------------------------------------------------------------------------------
           50,000     Crisp County, GA Devel. Authority
                      (International Paper Company)                      6.200    02/01/2020             49,941
-----------------------------------------------------------------------------------------------------------------
        4,000,000     De Kalb County, GA Devel. Authority (General
                      Motors Corp.) 6                                    6.000    03/15/2021          3,337,000
-----------------------------------------------------------------------------------------------------------------
        1,680,000     Effingham County, GA Devel. Authority (Fort
                      James Corp.)                                       5.625    07/01/2018          1,477,510
-----------------------------------------------------------------------------------------------------------------
           95,000     Effingham County, GA IDA Pollution Control
                      (Georgia-Pacific Corp.)                            6.500    06/01/2031             86,228
-----------------------------------------------------------------------------------------------------------------
          125,000     Fulton County, GA Airport (Delta Airlines) 3,7     5.300    05/01/2013              2,125
-----------------------------------------------------------------------------------------------------------------
          250,000     Fulton County, GA Airport (Delta Airlines) 3,7     5.450    05/01/2023              4,250
-----------------------------------------------------------------------------------------------------------------
           25,000     Fulton County, GA Airport (Delta Airlines) 3,7     5.500    05/01/2033                425
-----------------------------------------------------------------------------------------------------------------
           80,000     Fulton County, GA Airport (Delta Airlines) 3,7     6.950    11/01/2012              1,360
-----------------------------------------------------------------------------------------------------------------
       23,110,000     Fulton County, GA Devel. Authority (Catholic
                      Health East/Mercy Medical/McCauley Center
                      Obligated Group) 1                                 2.864 2  11/15/2028         19,084,495
-----------------------------------------------------------------------------------------------------------------
       19,595,000     Fulton County, GA Devel. Authority (Catholic
                      Health East/Mercy Medical/McCauley Center
                      Obligated Group)                                   2.864 2  11/15/2028         15,334,067
-----------------------------------------------------------------------------------------------------------------
          615,000     Fulton County, GA Devel. Authority (Catholic
                      Health East/Mercy Medical/McCauley Center
                      Obligated Group)                                   2.867 2  11/15/2028            481,268
-----------------------------------------------------------------------------------------------------------------
        4,000,000     Fulton County, GA Residential Care Facilities
                      (Lenbrook Square Foundation) 6                     5.000    07/01/2027          3,218,200
-----------------------------------------------------------------------------------------------------------------
        1,000,000     Fulton County, GA Residential Care Facilities
                      (Lenbrook Square Foundation)                       5.125    07/01/2042            757,050
-----------------------------------------------------------------------------------------------------------------
       24,740,000     GA George L. Smith II World Congress Center
                      Authority (Domed Stadium)                          5.500    07/01/2020         25,035,148
-----------------------------------------------------------------------------------------------------------------
           20,000     GA Hsg. & Finance Authority (Single Family
                      Mtg.)                                              5.400    12/01/2031             20,294
-----------------------------------------------------------------------------------------------------------------
       10,000,000     GA Main Street Natural Gas                         6.250    07/15/2033          9,923,600
-----------------------------------------------------------------------------------------------------------------
       30,000,000     Irwin County, GA COP 6                             8.000    08/01/2037         29,806,200
-----------------------------------------------------------------------------------------------------------------
          100,000     McDuffie County, GA County Devel. Authority
                      (Temple-Inland)                                    6.950    12/01/2023            100,528
-----------------------------------------------------------------------------------------------------------------
       49,820,000     Milledgeville-Baldwin County, GA Devel.
                      Authority (Georgia College & State University
                      Foundation) 1                                      4.241 2  10/01/2033         36,620,211
-----------------------------------------------------------------------------------------------------------------
           10,000     Peach County, GA Devel. Authority Healthcare
                      Facility                                           8.500    03/01/2034             10,026
-----------------------------------------------------------------------------------------------------------------
        7,000,000     Richmond County, GA Devel. Authority
                      (International Paper Company) 6                    5.000    08/01/2030          5,608,960
-----------------------------------------------------------------------------------------------------------------
        1,000,000     Rockdale County, GA Devel. Authority (Visy
                      Paper)                                             6.125    01/01/2034            969,740
-----------------------------------------------------------------------------------------------------------------
          430,000     Savannah, GA EDA (Skidway Health & Living
                      Services)                                          6.850    01/01/2019            425,945
-----------------------------------------------------------------------------------------------------------------
        1,055,000     Savannah, GA EDA (Skidway Health & Living
                      Services)                                          7.400    01/01/2024          1,089,973
-----------------------------------------------------------------------------------------------------------------
        2,985,000     Savannah, GA EDA (Skidway Health & Living
                      Services) 6                                        7.400    01/01/2034          3,060,729
-----------------------------------------------------------------------------------------------------------------
           70,000     Savannah, GA EDA (Snap Hsg.)                       5.350    11/20/2040             67,797
                                                                                                -----------------
                                                                                                    167,433,087

                 18 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                        COUPON   MATURITY          VALUE
-----------------------------------------------------------------------------------------------------------------
HAWAII--0.3%
 $        200,000     HI Airports System                                 6.000%   07/01/2019    $       204,222
-----------------------------------------------------------------------------------------------------------------
       10,600,000     HI Dept. of Budget & Finance Special Purpose
                      (Kahala Nui)                                       8.000    11/15/2033         11,579,228
-----------------------------------------------------------------------------------------------------------------
        2,700,000     HI Dept. of Budget & Finance Special Purpose
                      (Kahala Senior Living Community)                   7.875    11/15/2023          2,952,423
-----------------------------------------------------------------------------------------------------------------
          375,000     HI Dept. of Transportation (Continental
                      Airlines)                                          5.625    11/15/2027            294,330
-----------------------------------------------------------------------------------------------------------------
        7,940,000     HI Dept. of Transportation (Continental
                      Airlines)                                          7.000    06/01/2020          7,486,308
                                                                                                -----------------
                                                                                                     22,516,511

-----------------------------------------------------------------------------------------------------------------
IDAHO--0.1%
        3,000,000     ID Health Facilities Authority (Valley Vista
                      Care Corp.)                                        7.875    11/15/2022          3,293,100
-----------------------------------------------------------------------------------------------------------------
           10,000     ID Hsg. & Finance Assoc. (Single Family Mtg.)      5.350    01/01/2025              9,752
-----------------------------------------------------------------------------------------------------------------
           80,000     ID Hsg. Agency (Single Family Mtg.)                6.200    07/01/2025             82,321
-----------------------------------------------------------------------------------------------------------------
          315,000     ID Hsg. Agency (Single Family Mtg.)                6.550    07/01/2025            324,891
-----------------------------------------------------------------------------------------------------------------
           25,000     Power County, ID Industrial Devel. Corp. (FMC
                      Corp.)                                             6.450    08/01/2032             25,226
                                                                                                -----------------
                                                                                                      3,735,290

-----------------------------------------------------------------------------------------------------------------
ILLINOIS--7.5%
        1,700,000     Annawan, IL Tax Increment (Patriot Renewable
                      Fuels)                                             5.625    01/01/2018          1,573,673
-----------------------------------------------------------------------------------------------------------------
       37,911,000     Aurora, IL Single Family Mtg. 1                    5.500    12/01/2039         38,272,378
-----------------------------------------------------------------------------------------------------------------
       47,500,000     Aurora, IL Single Family Mtg. 1                    6.300    12/01/2045         48,950,888
-----------------------------------------------------------------------------------------------------------------
          406,103     Aurora, IL Single Family Mtg.                      5.500    12/01/2039            409,961
-----------------------------------------------------------------------------------------------------------------
        1,750,000     Belleville, IL Tax Increment (Frank Scott
                      Parkway Redevel.)                                  5.700    05/01/2036          1,558,008
-----------------------------------------------------------------------------------------------------------------
        4,255,000     Bolingbrook, IL Will and Du Page Counties
                      Wastewater Facilities (Crossroads Treatment) 6     6.600    01/01/2035          3,874,858
-----------------------------------------------------------------------------------------------------------------
       30,975,000     Caseyville, IL Tax (Forest Lakes)                  7.000    12/30/2022         25,450,299
-----------------------------------------------------------------------------------------------------------------
        8,000,000     Centerpoint, IL Intermodal Center Program          8.000    06/15/2023          7,556,240
-----------------------------------------------------------------------------------------------------------------
           20,000     Chicago, IL (Single Family Mtg.)                   6.350    10/01/2030             20,836
-----------------------------------------------------------------------------------------------------------------
           55,000     Chicago, IL Midway Airport                         5.750    01/01/2017             55,304
-----------------------------------------------------------------------------------------------------------------
           35,000     Chicago, IL Midway Airport, Series B               5.625    01/01/2029             35,053
-----------------------------------------------------------------------------------------------------------------
           40,000     Chicago, IL Multifamily Hsg. (Cottage View
                      Terrace)                                           6.125    02/20/2042             40,475
-----------------------------------------------------------------------------------------------------------------
           50,000     Chicago, IL Multifamily Hsg. (Indiana Manor
                      Townhomes)                                         5.100    03/20/2044             46,076
-----------------------------------------------------------------------------------------------------------------
        8,000,000     Chicago, IL O'Hare International Airport 1         5.000    01/01/2034          7,421,800
-----------------------------------------------------------------------------------------------------------------
       32,200,000     Chicago, IL O'Hare International Airport           6.000    01/01/2029         33,003,712
-----------------------------------------------------------------------------------------------------------------
       16,730,000     Chicago, IL O'Hare International Airport
                      (Delta Airlines)                                   6.450    05/01/2018         15,036,589
-----------------------------------------------------------------------------------------------------------------
           90,000     Cook County, IL Multifamily Hsg. (Morton Grove
                      Senior Hsg.)                                       5.650    09/20/2033             90,805
-----------------------------------------------------------------------------------------------------------------
        5,300,000     Cortland, IL Special Tax (Sheaffer System) 6       5.500    03/01/2017          5,012,422
-----------------------------------------------------------------------------------------------------------------
        1,500,000     Deerfield, IL Educational Facilities
                      (Chicagoland Jewish High School)                   6.000    05/01/2041          1,426,830
-----------------------------------------------------------------------------------------------------------------
        1,000,000     Du Page County, IL Special Service Area No. 31
                      Special Tax (Monarch Landing)                      5.625    03/01/2036            862,280
-----------------------------------------------------------------------------------------------------------------
        3,750,000     Gilberts, IL Special Service Area No. 19
                      Special Tax (Conservancy) 6                        5.375    03/01/2016          2,820,075
-----------------------------------------------------------------------------------------------------------------
        1,375,000     Godfrey, IL (United Methodist Village) 3           5.875    11/15/2029          1,018,188
-----------------------------------------------------------------------------------------------------------------

                 19 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                        COUPON   MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
-----------------------------------------------------------------------------------------------------------------
 $      1,725,000     Hampshire, IL Special Service Area No. 16
                      (Crown Devel.-Prairie Ridge)                       5.625%   03/01/2022    $     1,528,643
-----------------------------------------------------------------------------------------------------------------
        3,135,000     Hampshire, IL Special Service Area No. 16
                      (Crown Devel.-Prairie Ridge)                       6.000    03/01/2046          2,639,325
-----------------------------------------------------------------------------------------------------------------
        1,160,000     Hampshire, IL Special Service Area No. 17
                      (Crown Devel.-Oakstead)                            5.625    03/01/2022          1,027,957
-----------------------------------------------------------------------------------------------------------------
        7,450,000     Hampshire, IL Special Service Area No. 17
                      (Crown Devel.-Oakstead)                            6.000    03/01/2045          6,278,488
-----------------------------------------------------------------------------------------------------------------
        1,215,000     Hampshire, IL Special Service Area No. 18
                      (Crown Devel.-Tamms Farm)                          6.000    03/01/2044          1,025,047
-----------------------------------------------------------------------------------------------------------------
        4,270,000     Hampshire, IL Special Service Area No. 19
                      (Crown Devel.-Prairie Ridge East)                  6.000    03/01/2046          3,594,870
-----------------------------------------------------------------------------------------------------------------
          100,000     IL COP (Dept. of Central Management Services)      5.650    07/01/2017            101,735
-----------------------------------------------------------------------------------------------------------------
           24,864     IL Devel. Finance Authority (Community
                      Rehabilitation Providers)                          8.250    08/01/2012             21,288
-----------------------------------------------------------------------------------------------------------------
       23,540,000     IL Devel. Finance Authority Environmental
                      Facilities (Citgo Petroleum Corp.)                 8.000    06/01/2032         25,200,041
-----------------------------------------------------------------------------------------------------------------
          480,000     IL Devel. Finance Authority Pollution Control
                      (Central Illinois Public Service Company)          5.700    08/15/2026            460,133
-----------------------------------------------------------------------------------------------------------------
       21,000,000     IL Devel. Finance Authority Pollution Control
                      (Central Illinois Public Service Company)          5.950    08/15/2026         20,728,470
-----------------------------------------------------------------------------------------------------------------
          115,000     IL Devel. Finance Authority Solid Waste (WSREC)    8.250    04/01/2023            116,401
-----------------------------------------------------------------------------------------------------------------
       11,600,000     IL Educational Facilities Authority (Plum
                      Creek Rolling Meadows)                             6.500    12/01/2037         10,844,608
-----------------------------------------------------------------------------------------------------------------
        3,195,000     IL Finance Authority (Bethel Terrace
                      Apartments)                                        5.375    09/01/2035          2,817,319
-----------------------------------------------------------------------------------------------------------------
        1,200,000     IL Finance Authority (Central Baptist Village)     5.375    11/15/2039            973,092
-----------------------------------------------------------------------------------------------------------------
        4,250,000     IL Finance Authority (Clare Oaks)                  6.000    11/15/2039          3,758,275
-----------------------------------------------------------------------------------------------------------------
        1,000,000     IL Finance Authority (DeKalb Supportive Living)    6.100    12/01/2041            881,210
-----------------------------------------------------------------------------------------------------------------
        2,250,000     IL Finance Authority (Franciscan Communities)      5.500    05/15/2027          2,014,065
-----------------------------------------------------------------------------------------------------------------
        2,750,000     IL Finance Authority (Franciscan Communities)      5.500    05/15/2037          2,356,393
-----------------------------------------------------------------------------------------------------------------
        2,000,000     IL Finance Authority (Friendship Village
                      Schaumburg)                                        5.375    02/15/2025          1,685,560
-----------------------------------------------------------------------------------------------------------------
        2,000,000     IL Finance Authority (Friendship Village
                      Schaumburg)                                        5.625    02/15/2037          1,630,040
-----------------------------------------------------------------------------------------------------------------
       30,000,000     IL Finance Authority (Illinois River Energy) 6     8.500    07/01/2019         26,841,900
-----------------------------------------------------------------------------------------------------------------
          850,000     IL Finance Authority (Luther Oaks)                 6.000    08/15/2026            800,913
-----------------------------------------------------------------------------------------------------------------
        1,500,000     IL Finance Authority (Luther Oaks)                 6.000    08/15/2039          1,362,135
-----------------------------------------------------------------------------------------------------------------
        3,265,000     IL Finance Authority (Lutheran Social Services
                      of Illinois/Vesper Management Corp. Obligated
                      Group)                                             5.000    08/15/2024          2,735,058
-----------------------------------------------------------------------------------------------------------------
        3,640,000     IL Finance Authority (Lutheran Social Services
                      of Illinois/Vesper Management Corp. Obligated
                      Group)                                             5.125    08/15/2028          2,994,628
-----------------------------------------------------------------------------------------------------------------
       30,000,000     IL Finance Authority (Monarch Landing)             7.000    12/01/2042         29,517,900
-----------------------------------------------------------------------------------------------------------------
        1,250,000     IL Finance Authority (Montgomery Place)            5.500    05/15/2026          1,110,400
-----------------------------------------------------------------------------------------------------------------
        2,250,000     IL Finance Authority (Montgomery Place)            5.750    05/15/2038          1,951,650
-----------------------------------------------------------------------------------------------------------------
        7,000,000     IL Finance Authority (Sedgebrook)                  6.000    11/15/2042          6,245,330
-----------------------------------------------------------------------------------------------------------------
        3,500,000     IL Finance Authority (Three Crowns Park Plaza)     5.875    02/15/2038          3,099,740
-----------------------------------------------------------------------------------------------------------------
        8,700,000     IL Health Facilities Authority 3                   6.900    11/15/2033          7,468,950
-----------------------------------------------------------------------------------------------------------------
          100,000     IL Health Facilities Authority (Delnor
                      Community Resource Living)                         6.000    11/15/2017             97,974
-----------------------------------------------------------------------------------------------------------------

                 20 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                        COUPON   MATURITY           VALUE
-----------------------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
-----------------------------------------------------------------------------------------------------------------
 $         40,000     IL Health Facilities Authority (Memorial
                      Medical Center/Memorial Health System)             5.250%   10/01/2027    $        40,439
-----------------------------------------------------------------------------------------------------------------
        1,000,000     IL Hsg. Devel. Authority (Evergreen
                      Place-Litchfield)                                  5.250    07/01/2037            938,990
-----------------------------------------------------------------------------------------------------------------
        2,295,000     IL Hsg. Devel. Authority (Evergreen
                      Place-Litchfield)                                  5.350    01/01/2044          2,152,985
-----------------------------------------------------------------------------------------------------------------
        1,965,000     IL Hsg. Devel. Authority (Evergreen
                      Place-Streator)                                    5.250    07/01/2037          1,845,115
-----------------------------------------------------------------------------------------------------------------
        1,440,000     IL Hsg. Devel. Authority (Evergreen
                      Place-Streator)                                    5.350    01/01/2044          1,350,893
-----------------------------------------------------------------------------------------------------------------
        1,920,000     IL Hsg. Devel. Authority (Riverwoods
                      Apartments)                                        5.550    01/01/2048          1,832,218
-----------------------------------------------------------------------------------------------------------------
        7,140,000     Lake County, IL Special Service Area No. 8 6       7.125    03/01/2037          6,804,563
-----------------------------------------------------------------------------------------------------------------
           25,000     Lindenhurst, IL Special Service Area No. 4         6.150    01/01/2018             25,203
-----------------------------------------------------------------------------------------------------------------
       13,635,000     Lombard, IL Public Facilities Corp.
                      (Conference Center & Hotel) 6                      7.125    01/01/2036         13,906,882
-----------------------------------------------------------------------------------------------------------------
        3,760,000     Manhattan, IL Special Service Area Special Tax
                      (Groebe Farm-Stonegate)                            5.750    03/01/2022          3,600,726
-----------------------------------------------------------------------------------------------------------------
        4,000,000     Manhattan, IL Special Service Area Special Tax
                      (Groebe Farm-Stonegate)                            6.125    03/01/2040          3,454,120
-----------------------------------------------------------------------------------------------------------------
        1,889,000     Manhattan, IL Special Service Area Special Tax
                      (Lakeside Towns Liberty)                           5.750    03/01/2022          1,808,982
-----------------------------------------------------------------------------------------------------------------
          445,000     Peoria, IL Hsg. (Peoria Oak Woods Apartments)      7.750    10/15/2033            441,800
-----------------------------------------------------------------------------------------------------------------
        3,500,000     Plano, IL Special Service Area No. 5 6             6.000    03/01/2036          3,141,880
-----------------------------------------------------------------------------------------------------------------
        3,750,000     Quad Cities, IL Regional EDA (Heritage Woods
                      Moline)                                            6.000    12/01/2041          3,256,388
-----------------------------------------------------------------------------------------------------------------
        6,375,000     Quad Cities, IL Regional EDA (Pheasant Ridge
                      Apartments)                                        6.375    08/01/2040          5,614,399
-----------------------------------------------------------------------------------------------------------------
           47,033     Robbins, IL Res Rec (Robbins Res Rec Partners)     5.873 5  10/15/2009             42,533
-----------------------------------------------------------------------------------------------------------------
              668     Robbins, IL Res Rec (Robbins Res Rec Partners)     7.250    10/15/2009                668
-----------------------------------------------------------------------------------------------------------------
       19,208,162     Robbins, IL Res Rec (Robbins Res Rec Partners)     7.250    10/15/2024         19,997,425
-----------------------------------------------------------------------------------------------------------------
           10,000     Rockford, IL Mtg. (Faust Landmark Partnership)     6.200    01/01/2028             10,122
-----------------------------------------------------------------------------------------------------------------
        2,500,000     Southwestern IL Devel. Authority
                      (Comprehensive Mental Health Center)               6.625    06/01/2037          2,453,975
-----------------------------------------------------------------------------------------------------------------
        1,500,000     Southwestern IL Devel. Authority (Eden
                      Retirement Center)                                 5.850    12/01/2036          1,353,240
-----------------------------------------------------------------------------------------------------------------
       18,050,000     Southwestern IL Devel. Authority (Local
                      Government Programming)                            7.000    10/01/2022         17,531,424
-----------------------------------------------------------------------------------------------------------------
        3,650,000     Southwestern IL Devel. Authority (Village of
                      Sauget) 6                                          5.625    11/01/2026          3,280,146
-----------------------------------------------------------------------------------------------------------------
       15,230,000     Southwestern IL Devel. Authority Solid Waste
                      Disposal (Center Ethanol Company)                  8.250    12/01/2019         13,465,757
-----------------------------------------------------------------------------------------------------------------
        8,450,000     Upper, IL River Valley Devel. Authority
                      (Living Springs McHenry)                           6.100    12/01/2041          7,446,224
-----------------------------------------------------------------------------------------------------------------
        3,025,000     Vernon Hills, IL Tax Increment (Town Center) 6     6.250    12/30/2026          2,916,675
-----------------------------------------------------------------------------------------------------------------
        3,200,000     Volo Village, IL Special Service Area
                      (Lancaster Falls) 6                                5.750    03/01/2036          2,773,472
-----------------------------------------------------------------------------------------------------------------
        5,600,000     Volo Village, IL Special Service Area
                      (Remington Pointe) 6                               6.450    03/01/2034          5,352,480
-----------------------------------------------------------------------------------------------------------------
        5,175,000     Yorkville, IL United City Special Services
                      Area Special Tax (Bristol Bay) 6                   5.875    03/01/2036          4,565,333
                                                                                                -----------------
                                                                                                    499,851,345

-----------------------------------------------------------------------------------------------------------------
INDIANA--1.6%
        8,080,000     Anderson, IN Multifamily Hsg. (Cross Lakes
                      Apartments) 4                                      6.500    07/01/2033          7,286,382
-----------------------------------------------------------------------------------------------------------------
       20,210,000     Bluffton, IN Solid Waste Disposal Facility
                      (Bluffton Subordinate Industrial Bio-Energy)       7.500    09/01/2019         17,100,489
-----------------------------------------------------------------------------------------------------------------

                 21 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                        COUPON   MATURITY          VALUE
-----------------------------------------------------------------------------------------------------------------
INDIANA CONTINUED
-----------------------------------------------------------------------------------------------------------------
 $      1,475,000     East Chicago, IN Solid Waste Disposal (USG
                      Corp.)                                             5.500%   09/01/2028    $     1,265,388
-----------------------------------------------------------------------------------------------------------------
        5,805,000     East Chicago, IN Solid Waste Disposal (USG
                      Corp.)  6                                          6.375    08/01/2029          5,688,552
-----------------------------------------------------------------------------------------------------------------
           25,000     Fort Wayne, IN Pollution Control (General
                      Motors Corp.)                                      6.200    10/15/2025             20,876
-----------------------------------------------------------------------------------------------------------------
           75,000     Griffith, IN Economic Devel. (May Department
                      Stores Company)                                    6.750    03/01/2009             75,058
-----------------------------------------------------------------------------------------------------------------
           25,000     IN Bond Bank (Southwestern Bartholomew Water
                      Corp.)                                             6.625    06/01/2012             25,041
-----------------------------------------------------------------------------------------------------------------
        1,835,000     IN Health Facility Financing Authority
                      (Methodist Hospitals)                              5.500    09/15/2031          1,627,884
-----------------------------------------------------------------------------------------------------------------
          600,000     IN HFA (Single Family Mtg.)                        5.550    01/01/2025            618,348
-----------------------------------------------------------------------------------------------------------------
          550,000     IN Pollution Control (General Motors Corp.)        5.625    04/01/2011            524,816
-----------------------------------------------------------------------------------------------------------------
        9,365,000     Indianapolis, IN Multifamily Hsg. (Covered
                      Bridge)4                                           6.000    04/01/2030          7,811,815
-----------------------------------------------------------------------------------------------------------------
           75,000     Jasper County, IN Economic Devel.
                      (Georgia-Pacific Corp.)                            5.600    04/01/2029             60,369
-----------------------------------------------------------------------------------------------------------------
          155,000     Jasper County, IN Economic Devel.
                      (Georgia-Pacific Corp.)                            5.625    12/01/2027            126,013
-----------------------------------------------------------------------------------------------------------------
          560,000     Jasper County, IN Economic Devel.
                      (Georgia-Pacific Corp.)                            6.700    04/01/2029            521,651
-----------------------------------------------------------------------------------------------------------------
           30,000     North Manchester, IN (Estelle Peabody Memorial
                      Home)                                              6.500    07/01/2015             29,998
-----------------------------------------------------------------------------------------------------------------
       17,505,000     North Manchester, IN (Estelle Peabody Memorial
                      Home)                                              7.250    07/01/2033         17,673,048
-----------------------------------------------------------------------------------------------------------------
           60,000     Petersburg, IN Pollution Control (Indianapolis
                      Power & Light Company)                             6.375    11/01/2029             60,826
-----------------------------------------------------------------------------------------------------------------
        6,820,000     Shelbyville, IN Redevel. District Tax
                      Increment (Central Shelbyville Economic)           6.500    07/01/2022          6,572,025
-----------------------------------------------------------------------------------------------------------------
          230,000     St. Joseph County, IN Economic Devel. (Holy
                      Cross Village Notre Dame)                          5.550    05/15/2019            215,321
-----------------------------------------------------------------------------------------------------------------
          265,000     St. Joseph County, IN Economic Devel. (Holy
                      Cross Village Notre Dame)                          5.700    05/15/2028            237,472
-----------------------------------------------------------------------------------------------------------------
          500,000     St. Joseph County, IN Economic Devel. (Holy
                      Cross Village Notre Dame)                          6.000    05/15/2038            448,755
-----------------------------------------------------------------------------------------------------------------
       39,000,000     St. Joseph County, IN Hospital Authority 1         4.460 2  08/15/2046         29,056,985
-----------------------------------------------------------------------------------------------------------------
        4,875,000     Vigo County, IN Hospital Authority (Union
                      Hospital)                                          5.800    09/01/2047          4,242,908
-----------------------------------------------------------------------------------------------------------------
        6,460,000     Vincennes, IN Economic Devel. (Southwest
                      Indiana Regional Youth Village) 6                  6.250    01/01/2024          5,999,079
                                                                                                -----------------
                                                                                                    107,289,099

-----------------------------------------------------------------------------------------------------------------
IOWA--2.6%
          500,000     Cedar Rapids, IA (Cottage Grove Place)             5.875    07/01/2028            434,075
-----------------------------------------------------------------------------------------------------------------
        4,105,000     Cedar Rapids, IA (Cottage Grove Place)             6.000    07/01/2014          3,898,724
-----------------------------------------------------------------------------------------------------------------
          650,000     Coralville, IA Urban Renewal                       5.000    06/01/2047            556,764
-----------------------------------------------------------------------------------------------------------------
          750,000     Coralville, IA Urban Renewal                       5.750    06/01/2028            708,608
-----------------------------------------------------------------------------------------------------------------
          750,000     Coralville, IA Urban Renewal                       6.000    06/01/2036            712,463
-----------------------------------------------------------------------------------------------------------------
           30,000     Des Moines, IA Aviation System                     5.125    07/01/2028             29,389
-----------------------------------------------------------------------------------------------------------------
        5,475,000     Dickinson County, IA Hsg. (Spirit Lake) 6          5.875    12/01/2036          4,710,635
-----------------------------------------------------------------------------------------------------------------
           20,000     IA Finance Authority (Allen Memorial Hospital
                      Corp.)                                             5.600    02/15/2020             20,019
-----------------------------------------------------------------------------------------------------------------
          480,000     IA Finance Authority (Amity Fellowserve)           5.900    10/01/2016            463,176
-----------------------------------------------------------------------------------------------------------------
          845,000     IA Finance Authority (Amity Fellowserve)           6.000    10/01/2028            756,790
-----------------------------------------------------------------------------------------------------------------

                 22 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                        COUPON   MATURITY           VALUE
-----------------------------------------------------------------------------------------------------------------
IOWA CONTINUED
-----------------------------------------------------------------------------------------------------------------
 $        940,000     IA Finance Authority (Amity Fellowserve)           6.375%   10/01/2026    $       895,491
-----------------------------------------------------------------------------------------------------------------
        2,190,000     IA Finance Authority (Amity Fellowserve)           6.500    10/01/2036          2,074,850
-----------------------------------------------------------------------------------------------------------------
        1,160,000     IA Finance Authority (Boys & Girls Home and
                      Family Services)                                   5.900    12/01/2028          1,066,156
-----------------------------------------------------------------------------------------------------------------
          100,000     IA Finance Authority (Iowa Valley Community
                      College Student Hsg.)                              5.850    05/01/2019             95,969
-----------------------------------------------------------------------------------------------------------------
          900,000     IA Finance Authority Retirement Community
                      (Friendship Haven)                                 6.125    11/15/2032            838,053
-----------------------------------------------------------------------------------------------------------------
        1,000,000     IA Finance Authority Senior Hsg. (Bethany
                      Manor)                                             5.550    11/01/2041            838,240
-----------------------------------------------------------------------------------------------------------------
        1,300,000     IA Finance Authority Senior Hsg. (Wedum Walnut
                      Ridge)                                             5.375    06/01/2025          1,173,302
-----------------------------------------------------------------------------------------------------------------
        7,000,000     IA Higher Education Loan Authority (Wartburg
                      College)                                           5.300    10/01/2037          6,635,790
-----------------------------------------------------------------------------------------------------------------
       36,910,000     IA Tobacco Settlement Authority                    5.375    06/01/2038         31,408,934
-----------------------------------------------------------------------------------------------------------------
       45,000,000     IA Tobacco Settlement Authority                    5.500    06/01/2042         38,477,700
-----------------------------------------------------------------------------------------------------------------
      190,800,000     IA Tobacco Settlement Authority                    6.250 5  06/01/2046         10,736,316
-----------------------------------------------------------------------------------------------------------------
      360,990,000     IA Tobacco Settlement Authority                    7.125 5  06/01/2046         15,266,267
-----------------------------------------------------------------------------------------------------------------
       59,992,781     IA Tobacco Settlement Authority (TASC) 1           5.625    06/01/2046         52,095,295
                                                                                                -----------------
                                                                                                    173,893,006

-----------------------------------------------------------------------------------------------------------------
KANSAS--0.3%
           85,000     Goddard, KS Industrial Revenue (IFR Systems)       6.250    05/01/2012             85,820
-----------------------------------------------------------------------------------------------------------------
           15,000     Kingman, KS Hospital Revenue (Ninnescah Valley)    6.375    03/01/2022             13,913
-----------------------------------------------------------------------------------------------------------------
        1,025,000     KS Devel. Finance Authority (Oak Ridge Park
                      Associates)                                        6.500    02/01/2018          1,029,203
-----------------------------------------------------------------------------------------------------------------
        1,000,000     KS Devel. Finance Authority (Oak Ridge Park
                      Associates)                                        6.625    08/01/2029            995,350
-----------------------------------------------------------------------------------------------------------------
           55,000     KS Devel. Finance Authority (VS/VSCF/JGCCF
                      Obligated Group)                                   5.500    11/15/2015             53,139
-----------------------------------------------------------------------------------------------------------------
        1,800,000     KS Independent College Finance Authority
                      (Newman University)                                5.000    10/01/2028          1,556,334
-----------------------------------------------------------------------------------------------------------------
          950,000     Labette County, KS Hospital Revenue                5.750    09/01/2029            900,771
-----------------------------------------------------------------------------------------------------------------
          825,000     Labette County, KS Hospital Revenue                5.750    09/01/2037            775,030
-----------------------------------------------------------------------------------------------------------------
        1,280,000     Lenexa, KS Multifamily Hsg. (Meadows
                      Apartments)                                        7.950    10/15/2035          1,291,840
-----------------------------------------------------------------------------------------------------------------
        1,000,000     Manhattan, KS Health Care Facility (Meadowlark
                      Hills Retirement)                                  5.125    05/15/2042            814,140
-----------------------------------------------------------------------------------------------------------------
           45,000     Mission, KS Multifamily (Lamar Place
                      Apartments)                                        5.180    10/01/2023             44,927
-----------------------------------------------------------------------------------------------------------------
        4,500,000     Olathe, KS Tax Increment (Gateway)                 5.000    03/01/2026          3,186,855
-----------------------------------------------------------------------------------------------------------------
        2,500,000     Olathe, KS Transportation Devel. District
                      (Gateway)                                          5.000    12/01/2028          1,724,900
-----------------------------------------------------------------------------------------------------------------
          240,000     Sedgwick & Shawnee Counties, KS Hsg. (Single
                      Family Mtg.)                                       5.900    06/01/2028            243,317
-----------------------------------------------------------------------------------------------------------------
        1,870,000     Sedgwick & Shawnee Counties, KS Hsg. (Single
                      Family Mtg.)                                       6.450    12/01/2033          1,946,595
-----------------------------------------------------------------------------------------------------------------
        1,085,000     Sedgwick & Shawnee Counties, KS Hsg. (Single
                      Family Mtg.)                                       6.450    12/01/2033          1,146,563
-----------------------------------------------------------------------------------------------------------------
          120,000     Sedgwick & Shawnee Counties, KS Hsg. (Single
                      Family Mtg.)                                       6.875    12/01/2026            121,988
-----------------------------------------------------------------------------------------------------------------
          185,000     Sedgwick & Shawnee Counties, KS Hsg. (Single
                      Family Mtg.)                                       7.600    12/01/2031            188,713
-----------------------------------------------------------------------------------------------------------------
          450,000     Sedgwick & Shawnee Counties, KS Hsg. (Single
                      Family Mtg.)                                       7.600    12/01/2031            459,032
-----------------------------------------------------------------------------------------------------------------
          510,000     Sterling, KS Educational Facilities (Sterling
                      College)                                           5.500    11/01/2032            484,689
-----------------------------------------------------------------------------------------------------------------

                 23 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
-------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                        COUPON   MATURITY           VALUE
-----------------------------------------------------------------------------------------------------------------
KANSAS CONTINUED
-----------------------------------------------------------------------------------------------------------------
 $      1,645,000       Wichita, KS Hsg. (Innes Station Apartments)      6.250%   03/01/2028    $     1,642,039
-----------------------------------------------------------------------------------------------------------------
        2,500,000       Wyandotte County/Kansas City, KS Unified
                        Government Industrial Devel. (Crestwood
                        Apartments)                                      6.950    06/01/2037          2,268,625
-----------------------------------------------------------------------------------------------------------------
        1,400,000       Wyandotte County/Kansas City, KS Unified
                        Government Pollution Control (General Motors)    6.000    06/01/2025          1,139,824
                                                                                                -----------------
                                                                                                     22,113,607

-----------------------------------------------------------------------------------------------------------------
KENTUCKY--0.4%
           15,000       Elizabethtown, KY Industrial Building
                        (Elizabethtown Medical Rehabilitation)           0.250    12/01/2016             15,080
-----------------------------------------------------------------------------------------------------------------
       28,805,000       Kenton County, KY Airport (Delta Airlines) 3,7   8.000    12/01/2015            489,685
-----------------------------------------------------------------------------------------------------------------
       31,750,000       Kenton County, KY Airport (Delta Airlines) 3,7   8.000    12/01/2015            539,750
-----------------------------------------------------------------------------------------------------------------
       27,170,000       Kenton County, KY Airport (Delta Airlines) 3,7   8.000    12/01/2015            461,890
-----------------------------------------------------------------------------------------------------------------
       45,560,000       Kenton County, KY Airport (Delta Airlines) 3,7   8.000    12/01/2015            774,520
-----------------------------------------------------------------------------------------------------------------
          150,000       Kenton County, KY Airport (Delta Airlines) 3,7   8.000    12/01/2015              2,550
-----------------------------------------------------------------------------------------------------------------
        4,680,000       Kenton County, KY Airport Special Facilities
                        (Mesaba Aviation)                                6.625    07/01/2019          4,589,208
-----------------------------------------------------------------------------------------------------------------
        5,000,000       Kenton County, KY Airport Special Facilities
                        (Mesaba Aviation)                                6.700    07/01/2029          4,875,350
-----------------------------------------------------------------------------------------------------------------
        2,580,000       Kuttawa, KY (1st Mortgage-GF/Kentucky)           6.750    03/01/2029          2,564,004
-----------------------------------------------------------------------------------------------------------------
           10,000       KY EDFA (Norton)                                 6.125    10/01/2010             10,340
-----------------------------------------------------------------------------------------------------------------
        2,900,000       Morgantown, KY Solid Waste Disposal (Imco
                        Recycling)                                       6.000    05/01/2023          2,727,479
-----------------------------------------------------------------------------------------------------------------
        1,200,000       Morgantown, KY Solid Waste Disposal (Imco
                        Recycling)                                       7.450    05/01/2022          1,207,896
-----------------------------------------------------------------------------------------------------------------
        5,740,000       Morgantown, KY Solid Waste Disposal (Imco
                        Recycling) 6                                     7.650    05/01/2016          5,742,583
                                                                                                -----------------
                                                                                                     24,000,335

-----------------------------------------------------------------------------------------------------------------
LOUISIANA--2.3%
          175,000       Caddo Parish, LA Industrial Devel. Board
                        (Pennzoil Products Company)                      5.600    12/01/2028            175,700
-----------------------------------------------------------------------------------------------------------------
        5,565,000       Calcasieu Parish, LA Industrial Devel. Board
                        Pollution Control (Gulf States Utilities
                        Company) 3                                       6.750    10/01/2012          5,591,712
-----------------------------------------------------------------------------------------------------------------
        2,600,000       Claiborne Parish, LA Law Enforcement District
                        (Claiborne Correctional Facilities)              6.250    03/01/2019          2,582,788
-----------------------------------------------------------------------------------------------------------------
        2,000,000       Colonial Pinnacle, LA Community Devel.
                        District Special Assessment                      7.000    05/01/2037          1,976,520
-----------------------------------------------------------------------------------------------------------------
        1,400,000       Epps, LA COP                                     8.000    06/01/2018          1,390,130
-----------------------------------------------------------------------------------------------------------------
        2,300,000       Juban Park, LA Community Devel. District
                        Special Assessment                               5.150    10/01/2014          2,179,986
-----------------------------------------------------------------------------------------------------------------
        3,750,000       LA CDA (Eunice Student Hsg. Foundation) 6        7.375    09/01/2033          2,813,850
-----------------------------------------------------------------------------------------------------------------
           90,000       LA HFA (Single Family Mtg.)                      6.300    06/01/2020             91,230
-----------------------------------------------------------------------------------------------------------------
        3,550,000       LA HFA (Spanish Arms)                            5.350    03/20/2049          3,332,421
-----------------------------------------------------------------------------------------------------------------
        1,065,000       LA Local Government EF&CD Authority (Cypress
                        Apartments)                                      8.000    04/20/2028          1,034,552
-----------------------------------------------------------------------------------------------------------------
          490,000       LA Local Government EF&CD Authority (Sharlo
                        Apartments)                                      8.000    06/20/2028            461,781
-----------------------------------------------------------------------------------------------------------------
        5,000,000       LA Local Government EF&CD Authority (Westlake
                        Chemical Corp.) 6                                6.750    11/01/2032          4,926,450
-----------------------------------------------------------------------------------------------------------------

                 24 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
-------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                        COUPON   MATURITY          VALUE
-----------------------------------------------------------------------------------------------------------------
LOUISIANA CONTINUED
-----------------------------------------------------------------------------------------------------------------
 $      5,350,000       LA Public Facilities Authority (Progressive
                        Healthcare) 6                                    6.375%   10/01/2028    $     4,965,656
-----------------------------------------------------------------------------------------------------------------
      110,080,000       LA Tobacco Settlement Financing Corp. (TASC)     5.875    05/15/2039        104,162,099
-----------------------------------------------------------------------------------------------------------------
        9,630,000       LA Tobacco Settlement Financing Corp. (TASC),
                        Series B 6                                       5.500    05/15/2030          9,339,174
-----------------------------------------------------------------------------------------------------------------
        7,500,000       Lakeshore Villages, LA Master Community Devel.
                        District 6                                       5.250    07/01/2017          6,676,125
-----------------------------------------------------------------------------------------------------------------
        1,150,000       New Orleans, LA Finance Authority (Single
                        Family Mtg.)                                     6.372 5  06/01/2032            246,767
-----------------------------------------------------------------------------------------------------------------
          325,000       New Orleans, LA HDC (Southwood Patio)            7.700    02/01/2022            331,666
-----------------------------------------------------------------------------------------------------------------
           60,000       New Orleans, LA Sewage Service                   5.400    06/01/2017             58,135
-----------------------------------------------------------------------------------------------------------------
        3,020,000       St. James Parish, LA Solid Waste (IMC
                        Phosphates Company)                              7.700    10/01/2022          3,021,842
-----------------------------------------------------------------------------------------------------------------
           40,000       Tensas Parish, LA Law Enforcement District
                        COP 3                                            8.000    10/01/2010             40,039
-----------------------------------------------------------------------------------------------------------------
          290,000       West Feliciana Parish, LA Pollution Control
                        (Entergy Gulf States)                            5.800    04/01/2016            289,710
-----------------------------------------------------------------------------------------------------------------
           15,000       West Feliciana Parish, LA Pollution Control
                        (Entergy Gulf States)                            6.600    09/01/2028             15,007
                                                                                                -----------------
                                                                                                    155,703,340

-----------------------------------------------------------------------------------------------------------------
MAINE--0.8%
       56,390,000       ME Finance Authority Solid Waste Recycling
                        Facilities (Great Northern Paper) 6              7.750    10/01/2022         35,902,949
-----------------------------------------------------------------------------------------------------------------
           90,000       ME Municipal Bond Bank, Series D                 6.300    11/01/2014             90,299
-----------------------------------------------------------------------------------------------------------------
        3,705,000       ME State Hsg. Authority Mtg., Series F-2 1       5.150    11/15/2022          3,701,730
-----------------------------------------------------------------------------------------------------------------
           20,000       North Berwick, ME (Hussey Seating Company)       7.000    12/01/2013             20,023
-----------------------------------------------------------------------------------------------------------------
        4,800,000       Rumford, ME Pollution Control (Boise Cascade
                        Corp.) 6                                         6.625    07/01/2020          4,802,832
-----------------------------------------------------------------------------------------------------------------
        6,215,000       Rumford, ME Solid Waste Disposal (Boise
                        Cascade Corp.) 6                                 6.875    10/01/2026          6,304,496
                                                                                                -----------------
                                                                                                     50,822,329

-----------------------------------------------------------------------------------------------------------------
MARYLAND--0.4%
        6,810,000       Brunswick, MD Special Obligation (Brunswick
                        Crossing) 6                                      5.500    07/01/2036          5,657,476
-----------------------------------------------------------------------------------------------------------------
        8,000,000       MD EDC (Chesapeake Bay) 6                        5.000    12/01/2031          6,222,080
-----------------------------------------------------------------------------------------------------------------
        5,135,000       MD EDC Student Hsg. (Bowie State University) 6   6.000    06/01/2023          4,978,793
-----------------------------------------------------------------------------------------------------------------
          400,000       MD EDC Student Hsg. (University of Maryland)     5.625    10/01/2023            359,204
-----------------------------------------------------------------------------------------------------------------
        8,500,000       MD EDC Student Hsg. (University of Maryland) 6   5.750    10/01/2033          7,385,395
-----------------------------------------------------------------------------------------------------------------
          750,000       MD H&HEFA (Edenwald)                             5.400    01/01/2031            688,403
-----------------------------------------------------------------------------------------------------------------
          600,000       MD H&HEFA (Edenwald)                             5.400    01/01/2037            540,330
-----------------------------------------------------------------------------------------------------------------
          600,000       MD H&HEFA (King Farm Presbyterian Community)     5.300    01/01/2037            491,760
-----------------------------------------------------------------------------------------------------------------
          925,000       MD H&HEFA (Washington Christian Academy)         5.500    07/01/2038            763,976
-----------------------------------------------------------------------------------------------------------------
          320,000       MD Industrial Devel. Financing Authority (Our
                        Lady of Good Counsel)                            5.500    05/01/2020            318,749
-----------------------------------------------------------------------------------------------------------------
          800,000       MD Industrial Devel. Financing Authority (Our
                        Lady of Good Counsel)                            6.000    05/01/2035            785,840
-----------------------------------------------------------------------------------------------------------------
        2,250,000       Salisbury, MD Special Obligation (Villages at
                        Aydelotte Farm)                                  5.250    01/01/2037          1,796,895
                                                                                                -----------------
                                                                                                     29,988,901

                 25 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
-------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                        COUPON   MATURITY               VALUE
-----------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--1.3%
-----------------------------------------------------------------------------------------------------------------
 $        800,000       MA Devel. Finance Agency (Eastern Nazarene
                        College)                                         5.625%   04/01/2019    $       775,240
-----------------------------------------------------------------------------------------------------------------
        2,630,000       MA Devel. Finance Agency (Eastern Nazarene
                        College)                                         5.625    04/01/2029          2,287,574
-----------------------------------------------------------------------------------------------------------------
        1,800,000       MA Devel. Finance Agency (Linden Ponds)          5.750    11/15/2042          1,560,186
-----------------------------------------------------------------------------------------------------------------
          300,000       MA Devel. Finance Agency (Regis College)         5.250    10/01/2018            273,507
-----------------------------------------------------------------------------------------------------------------
        1,000,000       MA Devel. Finance Agency (VOA Concord)           5.200    11/01/2041            786,170
-----------------------------------------------------------------------------------------------------------------
        9,990,000       MA H&EFA (Catholic Health East/Mercy
                        Medical/Mcauley Center/Mercy Community Health
                        Obligated Group) 1                               4.082 2  11/15/2032          7,403,512
-----------------------------------------------------------------------------------------------------------------
          155,000       MA H&EFA (Catholic Health East/Mercy
                        Medical/Mcauley Center/Mercy Community Health
                        Obligated Group)                                 2.877 2  11/15/2032            112,383
-----------------------------------------------------------------------------------------------------------------
           80,000       MA H&EFA (Holyoke Hospital)                      6.500    07/01/2015             79,338
-----------------------------------------------------------------------------------------------------------------
       52,080,000       MA HFA, Series A 1                               5.250    07/01/2025         51,901,366
-----------------------------------------------------------------------------------------------------------------
       10,500,000       MA HFA, Series A 1,8                             5.300    06/01/2049          9,963,083
-----------------------------------------------------------------------------------------------------------------
        8,330,000       MA HFA, Series C 1                               5.400    12/01/2049          7,971,380
-----------------------------------------------------------------------------------------------------------------
          145,000       MA Industrial Finance Agency (Arbors at
                        Taunton)                                         5.500    06/20/2040            145,435
                                                                                                -----------------
                                                                                                     83,259,174
-----------------------------------------------------------------------------------------------------------------
MICHIGAN--1.6%
        3,755,000       Detroit, MI Local Devel. Finance Authority 6     6.700    05/01/2021          3,655,793
-----------------------------------------------------------------------------------------------------------------
        2,310,000       Detroit, MI Local Devel. Finance Authority       6.850    05/01/2021          2,257,863
-----------------------------------------------------------------------------------------------------------------
       55,715,000       Detroit, MI Sewer Disposal System 1              4.191 2  07/01/2032         44,640,456
-----------------------------------------------------------------------------------------------------------------
          775,000       East Lansing, MI Economic Corp. (Burcham Hills)  5.250    07/01/2037            646,761
-----------------------------------------------------------------------------------------------------------------
        1,700,000       Kalamazoo, MI EDC (Heritage Community)           5.500    05/15/2036          1,431,264
-----------------------------------------------------------------------------------------------------------------
        2,625,000       Kent, MI Hospital Finance Authority              6.250    07/01/2040          2,657,944
-----------------------------------------------------------------------------------------------------------------
           65,000       MI Hospital Finance Authority (Detroit Medical
                        Center)                                          6.500    08/15/2018             65,024
-----------------------------------------------------------------------------------------------------------------
        7,500,000       MI Hsg. Devel. Authority, Series A 1             5.200    06/01/2039          7,123,613
-----------------------------------------------------------------------------------------------------------------
          900,000       MI Public Educational Facilities Authority
                        (American Montessori)                            6.500    12/01/2037            857,484
-----------------------------------------------------------------------------------------------------------------
          450,000       MI Public Educational Facilities Authority
                        (Black River School)                             5.800    09/01/2030            406,499
-----------------------------------------------------------------------------------------------------------------
        2,000,000       MI Public Educational Facilities Authority
                        (Old Redford Academy)                            6.000    12/01/2035          1,868,740
-----------------------------------------------------------------------------------------------------------------
          360,000       MI Strategic Fund Limited Obligation (Clark
                        Retirement Community/Clark Retirement
                        Community Foundation Obligated Group)            5.650    09/01/2029            361,703
-----------------------------------------------------------------------------------------------------------------
        7,200,000       MI Strategic Fund Limited Obligation (Detroit
                        Edison Company)6                                 5.500    06/01/2030          7,206,480
-----------------------------------------------------------------------------------------------------------------
        5,505,000       MI Strategic Fund Limited Obligation (Ford
                        Motor Company), Series A 6                       6.550    10/01/2022          4,788,469
-----------------------------------------------------------------------------------------------------------------
        4,730,000       MI Strategic Fund Pollution Control (General
                        Motors Corp.) 6                                  6.200    09/01/2020          4,071,158
-----------------------------------------------------------------------------------------------------------------
        4,600,000       MI Strategic Fund Solid Waste (Genesee Power
                        Station)                                         7.500    01/01/2021          4,375,059
-----------------------------------------------------------------------------------------------------------------
      414,590,000       MI Tobacco Settlement Finance Authority          7.250 5  06/01/2052         15,016,450
-----------------------------------------------------------------------------------------------------------------

                 26 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                         COUPON   MATURITY           VALUE
-----------------------------------------------------------------------------------------------------------------
MICHIGAN CONTINUED
-----------------------------------------------------------------------------------------------------------------
 $      6,765,000       Wayne Charter County, MI Airport Facilities
                        (Northwest Airlines) 6                           6.000%   12/01/2029    $     5,703,369
                                                                                                ------------------
                                                                                                    107,134,129
-----------------------------------------------------------------------------------------------------------------
MINNESOTA--2.2%
        1,375,000       Aitkin, MN Health Care Facilities (Riverwood
                        Healthcare Center)                               5.600    02/01/2032          1,249,078
-----------------------------------------------------------------------------------------------------------------
        1,500,000       Apple Valley, MN EDA (Evercare Senior Living)    6.000    12/01/2025          1,419,720
-----------------------------------------------------------------------------------------------------------------
        6,000,000       Apple Valley, MN EDA (Evercare Senior Living)    6.125    06/01/2035          5,692,740
-----------------------------------------------------------------------------------------------------------------
        1,750,000       Buffalo, MN Health Care (Central Minnesota
                        Senior Hsg.)                                     5.500    09/01/2033          1,578,868
-----------------------------------------------------------------------------------------------------------------
        1,430,000       Burnsville, MN Commercial Devel. (Holiday
                        Inn) 7                                           5.900    06/30/2008          1,029,600
-----------------------------------------------------------------------------------------------------------------
        3,500,000       Chippewa County, MN Gross Revenue (Montevideo
                        Hospital) 6                                      5.500    03/01/2037          3,060,645
-----------------------------------------------------------------------------------------------------------------
           35,000       Chisago City, MN Hsg. Devel (Bungalows of
                        Chisago City)                                    7.500    05/01/2027             33,884
-----------------------------------------------------------------------------------------------------------------
        1,000,000       Cokato, MN Senior Hsg. (Cokato Charitable
                        Trust)                                           5.400    12/01/2036            865,870
-----------------------------------------------------------------------------------------------------------------
        6,000,000       Cottage Grove, MN Senior Hsg.                    5.250    12/01/2046          4,961,580
-----------------------------------------------------------------------------------------------------------------
        1,750,000       Cottage Grove, MN Senior Hsg.                    6.000    12/01/2046          1,611,733
-----------------------------------------------------------------------------------------------------------------
        1,500,000       Crookston, MN Health Care Facilities
                        (Riverview Health Assoc.)                        5.300    05/01/2032          1,307,775
-----------------------------------------------------------------------------------------------------------------
          100,000       Eagan, MN Ice Arena                              5.500    04/01/2019            100,014
-----------------------------------------------------------------------------------------------------------------
          200,000       Eden Prairie, MN Multifamily Hsg. (Sterling
                        Ponds)                                           6.250    12/01/2029            185,184
-----------------------------------------------------------------------------------------------------------------
        2,000,000       Elysian, MN Senior Hsg. (Kingsway Ministries)    5.350    05/01/2042          1,660,760
-----------------------------------------------------------------------------------------------------------------
          750,000       Eveleth, MN Health Care (Arrowhead Senior
                        Living Community)                                5.200    10/01/2027            651,990
-----------------------------------------------------------------------------------------------------------------
        1,000,000       Eveleth, MN Multifamily (Manor House Woodland)   5.500    10/01/2025            922,510
-----------------------------------------------------------------------------------------------------------------
        2,000,000       Eveleth, MN Multifamily (Manor House Woodland)   5.700    10/01/2036          1,738,860
-----------------------------------------------------------------------------------------------------------------
          130,000       Grand Rapids, MN Hsg. and Redevel. Authority
                        (Lakeshore)                                      5.700    10/01/2029            131,595
-----------------------------------------------------------------------------------------------------------------
        2,160,000       Green Isle, MN Senior Hsg. (Kingsway
                        Ministries)                                      5.500    05/01/2042          1,843,409
-----------------------------------------------------------------------------------------------------------------
        3,000,000       Hopkins, MN Hsg. and Redevel. Authority
                        (Excelsior Crossings) 6                          5.050    02/01/2030          2,611,680
-----------------------------------------------------------------------------------------------------------------
          525,000       International Falls, MN Pollution Control
                        (Boise Cascade Corp.)                            5.500    04/01/2023            478,527
-----------------------------------------------------------------------------------------------------------------
        3,250,000       International Falls, MN Pollution Control
                        (Boise Cascade Corp.)                            5.650    12/01/2022          3,002,058
-----------------------------------------------------------------------------------------------------------------
        6,370,000       International Falls, MN Solid Waste Disposal
                        (Boise Cascade Corp.)                            6.850    12/01/2029          6,484,533
-----------------------------------------------------------------------------------------------------------------
       14,680,000       Lamberton, MN Solid Waste (Highwater Ethanol)    8.500    12/01/2022         14,662,384
-----------------------------------------------------------------------------------------------------------------
        1,215,000       Mahtomedi, MN Multifamily (Briarcliff)           7.350    06/01/2036          1,215,923
-----------------------------------------------------------------------------------------------------------------
        9,545,000       Mankato, MN Industrial Devel. (Environ
                        Biocomposites Holdings) 6                        7.250    12/01/2025          7,724,482
-----------------------------------------------------------------------------------------------------------------
        7,946,747       Minneapolis & St. Paul, MN Hsg. Finance Board
                        (Single Family Mtg.) 1                           5.000    11/01/2038          7,324,610
-----------------------------------------------------------------------------------------------------------------
       47,015,000       Minneapolis & St. Paul, MN Metropolitan
                        Airports Commission (Northwest Airlines) 3,7     7.000    04/01/2025              4,702
-----------------------------------------------------------------------------------------------------------------
       16,400,000       Minneapolis & St. Paul, MN Metropolitan
                        Airports Commission (Northwest Airlines) 3,7     7.375    04/01/2025              1,640
-----------------------------------------------------------------------------------------------------------------
           35,000       Minneapolis, MN (Walker Methodist Senior
                        Services)                                        5.875    11/15/2018             32,335
-----------------------------------------------------------------------------------------------------------------

                 27 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                      COUPON   MATURITY           VALUE
---------------------------------------------------------------------------------------------------------------
MINNESOTA CONTINUED
---------------------------------------------------------------------------------------------------------------
 $        145,000     Minneapolis, MN (Walker Methodist Senior
                      Services)                                        6.000%   11/15/2028    $       125,326
---------------------------------------------------------------------------------------------------------------
           15,000     Minneapolis, MN (Walker Methodist Senior
                      Services)                                        6.000    11/15/2028             12,905
---------------------------------------------------------------------------------------------------------------
          100,000     Minneapolis, MN Multifamily Hsg. (Belmont
                      Apartments)                                      7.625    11/01/2027            100,169
---------------------------------------------------------------------------------------------------------------
          730,000     Minneapolis, MN Multifamily Hsg. (Blaisdell
                      Apartments)                                      5.400    04/01/2028            639,860
---------------------------------------------------------------------------------------------------------------
        5,340,000     Minneapolis, MN Multifamily Hsg. (Blaisdell
                      Apartments)                                      5.500    04/01/2042          4,501,033
---------------------------------------------------------------------------------------------------------------
          500,000     Minneapolis, MN Tax Increment (Ivy Tower)        5.500    02/01/2022            484,720
---------------------------------------------------------------------------------------------------------------
        1,000,000     Minneapolis, MN Tax Increment (Ivy Tower)        5.700    02/01/2029            921,070
---------------------------------------------------------------------------------------------------------------
           25,000     MN HFA (Single Family Mtg.)                      5.900    07/01/2025             25,615
---------------------------------------------------------------------------------------------------------------
          860,000     MN Seaway Port Authority of Duluth (Northstar
                      Aerospace)                                       5.000    04/01/2017            815,151
---------------------------------------------------------------------------------------------------------------
          210,000     MN Seaway Port Authority of Duluth (Northstar
                      Aerospace)                                       5.200    04/01/2027            189,491
---------------------------------------------------------------------------------------------------------------
          900,000     New Hope, MN Hsg. & Health Care Facilities
                      (Minnesota Masonic Home North Ridge)             5.900    03/01/2019            865,872
---------------------------------------------------------------------------------------------------------------
           80,000     New Hope, MN Multifamily (Chardon Court)         7.250    06/01/2026             74,206
---------------------------------------------------------------------------------------------------------------
        1,000,000     Northfield, MN Hsg. & Redevel. Authority
                      (Northfield Retirement)                          5.375    12/01/2036            867,990
---------------------------------------------------------------------------------------------------------------
           25,000     Northfield, MN Lease (Village School of
                      Northfield) 3,7                                  6.500    12/01/2014              7,695
---------------------------------------------------------------------------------------------------------------
          330,000     Northfield, MN Lease (Village School of
                      Northfield) 3,7                                  7.500    12/01/2024             97,957
---------------------------------------------------------------------------------------------------------------
        2,100,000     Northwest MN Multi-County Hsg. and Redevel.
                      Authority                                        5.450    07/01/2041          1,807,512
---------------------------------------------------------------------------------------------------------------
        5,000,000     Oronoco, MN Multifamily Hsg. (Wedum Shorewood
                      Campus)                                          5.400    06/01/2041          4,407,850
---------------------------------------------------------------------------------------------------------------
       10,170,000     Otter Tail County, MN GO 6                       7.500    11/01/2019          8,759,319
---------------------------------------------------------------------------------------------------------------
          400,000     Owatonna, MN Senior Hsg. (Owatonna Senior
                      Living)                                          5.800    10/01/2029            377,848
---------------------------------------------------------------------------------------------------------------
          400,000     Park Rapids, MN Health Facilities (Mankato
                      Lutheran Homes)                                  5.600    08/01/2036            348,980
---------------------------------------------------------------------------------------------------------------
        1,000,000     Pine City, MN (Lakes International Language
                      Academy)                                         6.250    05/01/2035            919,170
---------------------------------------------------------------------------------------------------------------
          820,000     Pine City, MN Health Care & Hsg. (North Branch)  6.000    10/20/2036            767,610
---------------------------------------------------------------------------------------------------------------
        1,715,000     Pine City, MN Health Care & Hsg. (North Branch)  6.125    10/20/2047          1,598,774
---------------------------------------------------------------------------------------------------------------
        1,000,000     Prior Lake, MN Senior Hsg. (Shepherds Path
                      Senior Hsg.)                                     5.750    08/01/2041            936,840
---------------------------------------------------------------------------------------------------------------
        6,200,000     Richfield, MN Senior Hsg. (Richfield Senior
                      Hsg.)                                            6.625    12/01/2039          6,154,864
---------------------------------------------------------------------------------------------------------------
          675,000     Rochester, MN Multifamily Hsg. (Eastridge
                      Estates)                                         7.750    12/15/2034            670,019
---------------------------------------------------------------------------------------------------------------
        4,300,000     Sartell, MN Health Care & Hsg. Facilities (The
                      Foundation for Health Care Continuums) 6         6.625    09/01/2029          4,338,399
---------------------------------------------------------------------------------------------------------------
          830,000     St. Anthony, MN Hsg. & Redevel. Authority
                      (Silver Lake Village)                            5.375    08/01/2021            796,501
---------------------------------------------------------------------------------------------------------------
          790,000     St. Anthony, MN Hsg. & Redevel. Authority
                      (Silver Lake Village)                            5.625    02/01/2031            725,907
---------------------------------------------------------------------------------------------------------------
           95,000     St. Cloud, MN Hsg. & Redevel. Authority
                      (Germain Towers)                                 5.900    09/01/2020             89,094
---------------------------------------------------------------------------------------------------------------
        1,000,000     St. Louis Park, MN (Roitenberg Family)           5.700    08/15/2041            903,060
---------------------------------------------------------------------------------------------------------------

                 28 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                        COUPON   MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------
MINNESOTA CONTINUED
-----------------------------------------------------------------------------------------------------------------
 $      1,290,000       St. Paul, MN Hsg. & Redevel. Authority
                        (Bridgecreek Senior Place)                       7.000%   09/15/2037    $     1,274,804
-----------------------------------------------------------------------------------------------------------------
        2,000,000       St. Paul, MN Hsg. & Redevel. Authority
                        (Episcopal Nursing Home)                         5.630    10/01/2033          1,771,980
-----------------------------------------------------------------------------------------------------------------
        3,000,000       St. Paul, MN Hsg. & Redevel. Authority (Great
                        Northern Lofts) 6                                6.250    03/01/2029          2,994,480
-----------------------------------------------------------------------------------------------------------------
        1,000,000       St. Paul, MN Hsg. & Redevel. Authority
                        (HealthEast Obligated Group)                     6.000    11/15/2035            995,290
-----------------------------------------------------------------------------------------------------------------
        3,945,000       St. Paul, MN Hsg. & Redevel. Authority
                        (HealthEast) 6                                   6.000    11/15/2025          3,996,127
-----------------------------------------------------------------------------------------------------------------
          400,000       St. Paul, MN Hsg. & Redevel. Authority (Hmong
                        Academy)                                         5.750    09/01/2026            369,900
-----------------------------------------------------------------------------------------------------------------
          650,000       St. Paul, MN Hsg. & Redevel. Authority (Hmong
                        Academy)                                         6.000    09/01/2036            597,506
-----------------------------------------------------------------------------------------------------------------
        1,500,000       St. Paul, MN Hsg. & Redevel. Authority (Rossy
                        & Richard Shaller)                               5.250    10/01/2042          1,265,745
-----------------------------------------------------------------------------------------------------------------
        2,000,000       St. Paul, MN Hsg. & Redevel. Authority (Upper
                        Landing)                                         6.800    03/01/2029          2,055,100
-----------------------------------------------------------------------------------------------------------------
        2,000,000       St. Paul, MN Hsg. & Redevel. Authority (Upper
                        Landing)                                         7.000    03/01/2029          2,070,140
-----------------------------------------------------------------------------------------------------------------
        1,725,000       St. Paul, MN Port Authority (Great Northern)     6.000    03/01/2030          1,605,044
-----------------------------------------------------------------------------------------------------------------
        3,400,000       St. Paul, MN Port Authority (Healtheast Midway
                        Campus) 6                                        6.000    05/01/2030          3,393,812
-----------------------------------------------------------------------------------------------------------------
          560,000       St. Paul, MN Port Authority Parking Revenue
                        (4th Parking Ramp)                               8.000    12/01/2027            460,264
-----------------------------------------------------------------------------------------------------------------
        1,655,000       Wadena, MN Hsg. & Redevel. Authority (Humphrey
                        Manor East)                                      6.000    02/01/2019          1,677,707
-----------------------------------------------------------------------------------------------------------------
        3,600,000       Washington County, MN Hsg. & Redevel.
                        (Birchwood & Woodbury) 6                         5.625    06/01/2037          3,300,768
-----------------------------------------------------------------------------------------------------------------
        1,000,000       Worthington, MN Hsg. Authority (Meadows
                        Worthington)                                     5.375    05/01/2037            861,510
                                                                                                -----------------
                                                                                                    145,609,673

-----------------------------------------------------------------------------------------------------------------
MISSISSIPPI--0.6%
          125,000       Claiborne County, MS Pollution Control (System
                        Energy Resources)                                6.200    02/01/2026            124,991
-----------------------------------------------------------------------------------------------------------------
           50,000       Gulfport, MS Hospital Facility (Memorial
                        Hospitalat Gulfport)                             6.125    07/01/2015             50,090
-----------------------------------------------------------------------------------------------------------------
          175,000       Jackson, MS Hsg. Authority (Elton Park
                        Apartments)                                      5.400    04/01/2039            175,604
-----------------------------------------------------------------------------------------------------------------
        5,000,000       MS Business Finance Corp. (Intrinergy Wiggins)   8.000    01/01/2023          5,047,800
-----------------------------------------------------------------------------------------------------------------
       12,585,000       MS Business Finance Corp. (System Energy
                        Resources) 6                                     5.875    04/01/2022         12,535,793
-----------------------------------------------------------------------------------------------------------------
        2,820,000       MS Home Corp. (Madonna Manor Apartments)         5.375    01/20/2049          2,683,794
-----------------------------------------------------------------------------------------------------------------
       16,410,000       Stonebridge, MS Public Improvement District
                        Special Assessment                               7.500    10/01/2042         15,644,474
-----------------------------------------------------------------------------------------------------------------
          345,000       Warren County, MS Environmental Improvement
                        (International Paper Company)                    5.550    08/15/2022            320,053
-----------------------------------------------------------------------------------------------------------------
          175,000       Warren County, MS Environmental Improvement
                        (International Paper Company)                    6.250    09/01/2023            173,705
                                                                                                -----------------
                                                                                                     36,756,304

-----------------------------------------------------------------------------------------------------------------
MISSOURI--1.9%
          250,000       Belton, MO Tax Increment (Belton Town Center)    5.500    03/01/2020            237,563
-----------------------------------------------------------------------------------------------------------------
          400,000       Belton, MO Tax Increment (Belton Town Center)    5.625    03/01/2025            365,792
-----------------------------------------------------------------------------------------------------------------

                 29 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                       COUPON    MATURITY               VALUE
-----------------------------------------------------------------------------------------------------------------
MISSOURI CONTINUED
-----------------------------------------------------------------------------------------------------------------
 $        325,000       Branson Hills, MO Infrastructure Facilities      5.000%   04/01/2010    $       328,747
-----------------------------------------------------------------------------------------------------------------
          580,000       Branson Hills, MO Infrastructure Facilities      5.000    04/01/2012            582,332
-----------------------------------------------------------------------------------------------------------------
          500,000       Branson Hills, MO Infrastructure Facilities      5.000    04/01/2016            480,845
-----------------------------------------------------------------------------------------------------------------
          500,000       Branson Hills, MO Infrastructure Facilities      5.000    04/01/2017            474,260
-----------------------------------------------------------------------------------------------------------------
          730,000       Branson Hills, MO Infrastructure Facilities      5.500    04/01/2022            681,156
-----------------------------------------------------------------------------------------------------------------
          750,000       Branson Hills, MO Infrastructure Facilities      5.500    04/01/2027            667,853
-----------------------------------------------------------------------------------------------------------------
        5,000,000       Branson, MO Commerce Park Community
                        Improvement District                             5.750    06/01/2026          4,601,700
-----------------------------------------------------------------------------------------------------------------
        2,485,000       Branson, MO IDA (Branson Hills Redevel.)         5.750    05/01/2026          2,287,666
-----------------------------------------------------------------------------------------------------------------
       13,000,000       Branson, MO IDA (Branson Hills Redevel.)         7.050    05/01/2027         13,444,340
-----------------------------------------------------------------------------------------------------------------
        2,045,000       Branson, MO IDA (Branson Landing)                5.250    06/01/2021          1,878,496
-----------------------------------------------------------------------------------------------------------------
        2,470,000       Branson, MO IDA (Branson Landing)                5.500    06/01/2029          2,159,052
-----------------------------------------------------------------------------------------------------------------
       24,545,000       Branson, MO IDA (Branson Shoppe Redevel.)        5.950    11/01/2029         22,765,733
-----------------------------------------------------------------------------------------------------------------
        5,000,000       Branson, MO Regional Airport (Branson
                        Airport) 6                                       6.000    07/01/2025          4,571,850
-----------------------------------------------------------------------------------------------------------------
          570,000       Broadway-Fairview, MO Transportation Devel.
                        District (Columbia)                              6.125    12/01/2036            497,661
-----------------------------------------------------------------------------------------------------------------
           75,000       Cape Girardeau County, MO IDA (Procter &
                        Gamble Company)                                  5.300    05/15/2028             75,027
-----------------------------------------------------------------------------------------------------------------
        1,215,000       Chillicothe, MO Tax Increment (South U.S. 65)    5.500    04/01/2021          1,154,056
-----------------------------------------------------------------------------------------------------------------
        1,100,000       Chillicothe, MO Tax Increment (South U.S. 65)    5.625    04/01/2027          1,006,621
-----------------------------------------------------------------------------------------------------------------
        2,530,000       Clay County, MO IDA (Oak Creek) 6                6.300    01/20/2038          2,599,145
-----------------------------------------------------------------------------------------------------------------
          200,000       Jackson County, MO IDA (Avila College)           6.500    12/02/2025            201,282
-----------------------------------------------------------------------------------------------------------------
        1,250,000       Jennings, MO Tax Increment & Community
-----------------------------------------------------------------------------------------------------------------
                        Improvement (Northland Redevel. Area)            5.000    11/01/2023          1,099,113
        1,000,000       Kansas City, MO IDA (Plaza Library)              5.900    03/01/2024            947,350
-----------------------------------------------------------------------------------------------------------------
        1,377,000       Kansas City, MO IDA (West Paseo)                 6.750    07/01/2036          1,243,830
-----------------------------------------------------------------------------------------------------------------
          555,000       Kansas City, MO IDA (Woodbridge Apartments)      6.700    08/01/2015            557,892
-----------------------------------------------------------------------------------------------------------------
        3,750,000       Kansas City, MO Tax Increment (Briarcliff West)  5.400    06/01/2024          3,364,350
-----------------------------------------------------------------------------------------------------------------
        1,735,000       Lees Summit, MO IDA (Kensington Farms)           5.500    03/01/2021          1,655,711
-----------------------------------------------------------------------------------------------------------------
          750,000       Lees Summit, MO IDA (Kensington Farms)           5.750    03/01/2029            691,425
-----------------------------------------------------------------------------------------------------------------
        3,065,000       Liberty, MO Tax Increment (Liberty Triangle) 6   5.875    10/01/2029          2,952,852
-----------------------------------------------------------------------------------------------------------------
        3,325,000       MO Dardenne Town Square Transportation Devel.
                        District 6                                       5.000    05/01/2026          2,792,501
-----------------------------------------------------------------------------------------------------------------
        3,825,000       MO Dardenne Town Square Transportation Devel.
                        District 6                                       5.000    05/01/2036          3,001,784
-----------------------------------------------------------------------------------------------------------------
        2,815,000       MO Enright Arlington Community Improvement
                        District 6                                       5.400    03/01/2026          2,527,532
-----------------------------------------------------------------------------------------------------------------
           50,000       MO Environmental Improvement & Energy
                        Resources Authority                              5.450    01/01/2018             50,248
-----------------------------------------------------------------------------------------------------------------
           70,000       MO Environmental Improvement & Energy
                        Resources Authority (Missouri-American Water
                        Company)                                         5.900    03/01/2030             70,251
-----------------------------------------------------------------------------------------------------------------
        2,475,000       MO Environmental Improvement & Energy
                        Resources Authority (Union Electric Company)     5.450    10/01/2028          2,394,983
-----------------------------------------------------------------------------------------------------------------
        2,000,000       MO Good Shepard Nursing Home District            5.900    08/15/2023          1,882,920
-----------------------------------------------------------------------------------------------------------------
          245,000       MO Grindstone Plaza Transportation Devel.
                        District                                         5.250    10/01/2021            224,724
-----------------------------------------------------------------------------------------------------------------
          400,000       MO Grindstone Plaza Transportation Devel.
                        District                                         5.400    10/01/2026            352,536
-----------------------------------------------------------------------------------------------------------------
          115,000       MO Grindstone Plaza Transportation Devel.
                        District                                         5.550    10/01/2036             98,172
-----------------------------------------------------------------------------------------------------------------
        3,915,000       MO HDC (Mansion Apartments Phase II) 6           6.170    04/01/2032          3,880,470
---------------------------------------------------------------------------------------------------------------
           40,000       MO HDC (Multifamily Hsg.)                        5.625    01/01/2040             40,059
-----------------------------------------------------------------------------------------------------------------
           10,000       MO HDC (Single Family Mtg.)                      5.500    09/01/2033             10,322
-----------------------------------------------------------------------------------------------------------------

                 30 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                        COUPON   MATURITY           VALUE
-----------------------------------------------------------------------------------------------------------------
MISSOURI CONTINUED
-----------------------------------------------------------------------------------------------------------------
 $        410,000       MO HDC (Single Family Mtg.)                      6.350%   09/01/2034    $       425,773
-----------------------------------------------------------------------------------------------------------------
           55,000       MO HDC (Single Family Mtg.)                      6.400    03/01/2029             56,790
-----------------------------------------------------------------------------------------------------------------
           10,000       MO HDC (Single Family Mtg.)                      7.200    09/01/2026             10,360
-----------------------------------------------------------------------------------------------------------------
          789,000       Northwoods, MO Transportation Devel. District    5.850    02/01/2031            600,737
-----------------------------------------------------------------------------------------------------------------
          115,000       St. Charles County, MO IDA (Ashwood Apartments)  5.600    04/01/2030            114,277
-----------------------------------------------------------------------------------------------------------------
        2,500,000       St. Joseph, MO IDA (Living Community of St.
                        Joseph)                                          7.000    08/15/2032          2,372,275
-----------------------------------------------------------------------------------------------------------------
        2,000,000       St. Joseph, MO IDA (Shoppes at North Village)    5.500    11/01/2027          1,818,660
-----------------------------------------------------------------------------------------------------------------
           10,000       St. Louis County, MO IDA (Century Garden
                        Apartments)                                      5.700    08/20/2039              9,838
-----------------------------------------------------------------------------------------------------------------
       14,000,000       St. Louis County, MO IDA (Ventura Village
                        Apartments)                                      6.450    08/15/2034         13,134,100
-----------------------------------------------------------------------------------------------------------------
        2,466,000       St. Louis, MO Tax Increment (1601 Washington
                        Redevel.)                                        6.000    08/21/2026          2,348,766
-----------------------------------------------------------------------------------------------------------------
        2,150,000       St. Louis, MO Tax Increment (Pet Building
                        Redevel.)                                        5.500    05/29/2028          1,909,071
-----------------------------------------------------------------------------------------------------------------
        1,660,000       St. Louis, MO Tax Increment (Printers Lofts)     6.000    08/21/2026          1,581,084
-----------------------------------------------------------------------------------------------------------------
        3,045,000       St. Louis, MO Tax Increment (Security Building
                        Redevel.) 6                                      6.300    04/01/2027          2,992,991
-----------------------------------------------------------------------------------------------------------------
        2,437,000       St. Louis, MO Tax Increment (Washington East
                        Condominiums)                                    5.500    01/20/2028          2,164,275
-----------------------------------------------------------------------------------------------------------------
        1,600,000       St. Louis, MO Tax Increment (Washington East
                        Condominiums)                                    5.500    01/20/2028          1,420,944
-----------------------------------------------------------------------------------------------------------------
        1,115,000       St. Louis, MO Tax Increment Financing,
                        Series A                                         5.500    09/02/2028            988,336
-----------------------------------------------------------------------------------------------------------------
        1,865,000       Stone Canyon, MO Improvement District
                        (Infrastructure)                                 5.700    04/01/2022          1,749,855
-----------------------------------------------------------------------------------------------------------------
          975,000       Stone Canyon, MO Improvement District
                        (Infrastructure)                                 5.750    04/01/2027            881,741
                                                                                                -----------------
                                                                                                    125,480,075

-----------------------------------------------------------------------------------------------------------------
MONTANA--0.2%
        4,360,000       Hardin, MT Tax Increment Industrial
                        Infrastructure Devel. (Rocky Mountain Power) 6   0.000 9  09/01/2031          2,746,102
-----------------------------------------------------------------------------------------------------------------
           90,000       MT Board of Hsg. (Single Family Mtg.)            5.550    06/01/2033             92,649
-----------------------------------------------------------------------------------------------------------------
        6,800,000       MT Board of Investment Exempt Facilities
                        (Stillwater Mining Company) 6                    8.000    07/01/2020          6,579,884
-----------------------------------------------------------------------------------------------------------------
        1,125,000       MT Facilities Finance Authority (St. John's
                        Lutheran)                                        6.000    05/15/2025          1,070,291
-----------------------------------------------------------------------------------------------------------------
        1,650,000       MT Facilities Finance Authority (St. John's
                        Lutheran)                                        6.125    05/15/2036          1,562,468
-----------------------------------------------------------------------------------------------------------------
        1,925,000       MT Health Facilities Authority (CoMC)            6.375    06/01/2018          1,925,924
                                                                                                -----------------
                                                                                                     13,977,318

-----------------------------------------------------------------------------------------------------------------
MULTI STATES--0.1%
        8,000,000       Munimae TE Bond Subsidiary                       5.900    11/29/2049          7,864,640
-----------------------------------------------------------------------------------------------------------------
NEBRASKA--1.8%
        1,360,000       Beatrice, NE Community Redevel. Authority
                        (Beatrice Biodiesel)                             6.625    12/01/2021          1,163,412
-----------------------------------------------------------------------------------------------------------------
      138,250,000       Central Plains, NE Gas Energy 1,8                4.388 2  12/01/2026         89,632,074
-----------------------------------------------------------------------------------------------------------------
           50,000       Dawson County, NE Sanitation & Improvement
                        District                                         5.650    02/01/2022             46,925
-----------------------------------------------------------------------------------------------------------------
        1,200,000       Douglas County, NE Hsg. Authority (Orchard
                        Gardens)                                         5.150    10/01/2032          1,093,644
-----------------------------------------------------------------------------------------------------------------
        1,250,000       Mead Village, NE Tax Increment (Biofuels-Mead)   5.750    01/01/2022          1,041,075
-----------------------------------------------------------------------------------------------------------------
        2,400,000       NE Educational Facilities Authority (Midland
                        Lutheran College)                                5.600    09/15/2029          2,138,736
-----------------------------------------------------------------------------------------------------------------

                 31 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                        COUPON   MATURITY          VALUE
-----------------------------------------------------------------------------------------------------------------
NEBRASKA CONTINUED
-----------------------------------------------------------------------------------------------------------------
 $         20,000       NE Investment Finance Authority (Single Family
                        Hsg.)                                            5.850%   09/01/2028    $        20,057
-----------------------------------------------------------------------------------------------------------------
          110,000       NE Student Loan (Nebhelp)                        6.000    06/01/2028            111,626
-----------------------------------------------------------------------------------------------------------------
           65,000       NE Student Loan (Nebhelp)                        6.250    06/01/2018             67,599
-----------------------------------------------------------------------------------------------------------------
           20,000       NE Student Loan (Nebhelp)                        6.450    06/01/2018             21,084
-----------------------------------------------------------------------------------------------------------------
          275,000       NE Student Loan (Nebhelp)                        6.680 5  12/15/2015            160,754
-----------------------------------------------------------------------------------------------------------------
       45,745,000       Saunders County, NE Individual Devel. (Mead
                        Biofuels) 7                                      7.000    12/01/2026         24,110,360
                                                                                                -----------------
                                                                                                    119,607,346

-----------------------------------------------------------------------------------------------------------------
NEVADA--0.9%
        1,000,000       Clark County, NV Improvement District            5.000    02/01/2026            809,310
-----------------------------------------------------------------------------------------------------------------
          770,000       Clark County, NV Improvement District            5.050    02/01/2031            598,436
-----------------------------------------------------------------------------------------------------------------
       41,135,000       Clark County, NV Industrial Devel. (Nevada
                        Power Company)                                   5.900    10/01/2030         35,750,429
-----------------------------------------------------------------------------------------------------------------
        7,255,000       Clark County, NV Industrial Devel. (Nevada
                        Power Company), Series A                         5.900    11/01/2032          6,276,953
-----------------------------------------------------------------------------------------------------------------
           25,000       Clark County, NV Pollution Control (Nevada
                        Power Company)                                   5.450    10/01/2023             21,903
-----------------------------------------------------------------------------------------------------------------
          135,000       Mesquite, NV Special Improvement District
                        (Canyon Creek)                                   5.400    08/01/2020            124,232
-----------------------------------------------------------------------------------------------------------------
          530,000       Mesquite, NV Special Improvement District
                        (Canyon Creek)                                   5.500    08/01/2025            459,855
-----------------------------------------------------------------------------------------------------------------
        2,000,000       Mesquite, NV Special Improvement District No.
                        07-01 (Anthem at Mesquite)                       6.150    08/01/2037          1,782,320
-----------------------------------------------------------------------------------------------------------------
       10,000,000       NV Director of the State Dept. of Business &
                        Industry (Las Ventanas Retirement)               7.000    11/15/2034          7,986,100
-----------------------------------------------------------------------------------------------------------------
        3,390,000       NV Hsg. Division (Single Family Mtg.)            5.300    04/01/2047          3,211,991
                                                                                                -----------------
                                                                                                     57,021,529

-----------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--0.1%
        2,090,000       NH Business Finance Authority (Air Cargo at
                        Pease)                                           6.750    04/01/2024          2,009,201
-----------------------------------------------------------------------------------------------------------------
           70,000       NH Business Finance Authority (Connecticut
                        Light & Power)                                   5.850    12/01/2022             70,837
-----------------------------------------------------------------------------------------------------------------
        4,000,000       NH H&EFA (Franklin Pierce College) 6             6.050    10/01/2034          3,602,000
-----------------------------------------------------------------------------------------------------------------
          275,000       NH HE&HFA (New England College)                  5.750    03/01/2009            275,096
-----------------------------------------------------------------------------------------------------------------
           45,000       NH HFA (Single Family Mtg.)                      5.300    07/01/2033             45,884
                                                                                                -----------------
                                                                                                      6,003,018

-----------------------------------------------------------------------------------------------------------------
NEW JERSEY--10.3%
        3,000,000       NJ EDA (Cigarette Tax) 6                         5.750    06/15/2034          2,882,340
-----------------------------------------------------------------------------------------------------------------
        1,400,000       NJ EDA (Continental Airlines)                    5.500    04/01/2028          1,034,656
-----------------------------------------------------------------------------------------------------------------
       11,035,000       NJ EDA (Continental Airlines) 6                  6.250    09/15/2019          9,808,791
-----------------------------------------------------------------------------------------------------------------
       40,110,000       NJ EDA (Continental Airlines)                    6.250    09/15/2029         33,742,538
-----------------------------------------------------------------------------------------------------------------
       16,240,000       NJ EDA (Continental Airlines)                    6.400    09/15/2023         14,241,830
-----------------------------------------------------------------------------------------------------------------
        1,535,000       NJ EDA (Continental Airlines)                    6.625    09/15/2012          1,478,067
-----------------------------------------------------------------------------------------------------------------
       25,650,000       NJ EDA (Continental Airlines)                    7.000    11/15/2030         23,524,641
-----------------------------------------------------------------------------------------------------------------
       16,920,000       NJ EDA (Continental Airlines)                    7.200    11/15/2030         15,875,021
-----------------------------------------------------------------------------------------------------------------
       16,500,000       NJ EDA (Continental Airlines) 6                  9.000    06/01/2033         17,438,685
-----------------------------------------------------------------------------------------------------------------
       12,500,000       NJ EDA (Converted Organics of Woodbridge) 6      8.000    08/01/2027         10,621,875
-----------------------------------------------------------------------------------------------------------------
        1,405,000       NJ EDA (Empowerment Zone-Cumberland) 7           7.750    08/01/2021            878,237
-----------------------------------------------------------------------------------------------------------------
        9,000,000       NJ EDA (GMT Realty) 6                            6.875    01/01/2037          9,045,630
-----------------------------------------------------------------------------------------------------------------

                 32 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------


        PRINCIPAL
           AMOUNT                                                        COUPON   MATURITY           VALUE
-----------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
-----------------------------------------------------------------------------------------------------------------
$         540,000       NJ Health Care Facilities Financing Authority
                        (Catholic Health East/Mercy Medical/Mccauley
                        Center Obligated Group)                          2.857% 2 11/15/2033    $       396,927
-----------------------------------------------------------------------------------------------------------------
       34,740,000       NJ Health Care Facilities Financing Authority
                        (Catholic Health East/Mercy Medical/Mccauley
                        Center Obligated Group) 1                        2.854 2  11/15/2033         26,121,922
-----------------------------------------------------------------------------------------------------------------
        2,545,000       NJ Health Care Facilities Financing Authority
                        (Columbus Hospital)                              7.500    07/01/2021          2,304,548
-----------------------------------------------------------------------------------------------------------------
        6,130,000       NJ Health Care Facilities Financing Authority
                        (Raritan Bay Medical Center) 6                   7.250    07/01/2027          6,008,074
-----------------------------------------------------------------------------------------------------------------
      154,940,000       NJ Tobacco Settlement Financing Corp. 6          4.750    06/01/2034        122,545,145
-----------------------------------------------------------------------------------------------------------------
       96,125,000       NJ Tobacco Settlement Financing Corp.            5.000    06/01/2029         83,258,669
-----------------------------------------------------------------------------------------------------------------
      375,020,000       NJ Tobacco Settlement Financing Corp.            5.000    06/01/2041        300,158,508
-----------------------------------------------------------------------------------------------------------------
       51,500,000       NJ Tobacco Settlement Financing Corp.            5.647 5  06/01/2041          4,593,800
                                                                                                -----------------
                                                                                                    685,959,904

-----------------------------------------------------------------------------------------------------------------
NEW MEXICO--0.3%
          581,000       Dona Ana County, NM Multifamily (Montana
                        Meadows Apartments)                              8.500    12/01/2015            598,488
-----------------------------------------------------------------------------------------------------------------
        5,475,000       Eldorado, NM Area Water and Sanitation
                        District 6                                       6.000    02/01/2025          5,089,341
-----------------------------------------------------------------------------------------------------------------
        2,500,000       Farmington, NM Pollution Control (Public
                        Service Company of New Mexico)                   6.300    12/01/2016          2,500,775
-----------------------------------------------------------------------------------------------------------------
           50,000       Farmington, NM Pollution Control (Public
                        Service Company of New Mexico)                   6.600    10/01/2029             52,135
-----------------------------------------------------------------------------------------------------------------
        1,100,000       Mariposa East, NM Public Improvement District    5.500    09/01/2016          1,068,089
-----------------------------------------------------------------------------------------------------------------
          500,000       Mariposa East, NM Public Improvement District    5.750    09/01/2021            466,205
-----------------------------------------------------------------------------------------------------------------
          500,000       Mariposa East, NM Public Improvement District    6.000    09/01/2032            441,640
-----------------------------------------------------------------------------------------------------------------
          900,000       Montecito Estates, NM Public Improvement
                        District                                         7.000    10/01/2037            841,770
-----------------------------------------------------------------------------------------------------------------
           20,000       NM Educational Assistance Foundation             6.650    11/01/2025             20,539
-----------------------------------------------------------------------------------------------------------------
            5,000       NM Mtg. Finance Authority, Series C              6.500    07/01/2025              5,176
-----------------------------------------------------------------------------------------------------------------
          220,000       NM Regional Hsg. Authority (Wildewood
                        Apartments)                                      8.750    12/01/2020            230,789
-----------------------------------------------------------------------------------------------------------------
        4,805,000       Saltillo, NM Improvement District 8              7.625    10/01/2037          4,830,563
-----------------------------------------------------------------------------------------------------------------
        1,000,000       Ventana West, NM Public Improvement District
                        Special Levy                                     6.875    08/01/2033          1,006,400
                                                                                                -----------------
                                                                                                     17,151,910

-----------------------------------------------------------------------------------------------------------------
NEW YORK--1.3%
        3,000,000       Albany, NY IDA (New Covenant Charter School)     7.000    05/01/2035          2,359,710
-----------------------------------------------------------------------------------------------------------------
       62,000,000       Erie County, NY Tobacco Asset Securitization
                        Corp.                                            6.656 5  06/01/2055          1,474,360
-----------------------------------------------------------------------------------------------------------------
      412,100,000       NY Counties Tobacco Trust V                      7.151 5  06/01/2060          6,589,479
-----------------------------------------------------------------------------------------------------------------
      500,000,000       NY Counties Tobacco Trust V                      7.836 5  06/01/2060          7,995,000
-----------------------------------------------------------------------------------------------------------------
        2,815,000       NYC IDA (American Airlines)                      5.400    07/01/2020          1,938,268
-----------------------------------------------------------------------------------------------------------------
       11,055,000       NYC IDA (American Airlines)                      6.900    08/01/2024          8,439,276
-----------------------------------------------------------------------------------------------------------------
        3,000,000       NYC IDA (American Airlines)                      7.500    08/01/2016          2,946,330
-----------------------------------------------------------------------------------------------------------------
       52,900,000       NYC IDA (American Airlines)                      7.750    08/01/2031         51,869,508
-----------------------------------------------------------------------------------------------------------------
        1,500,000       NYC IDA (American Airlines) 6                    8.000    08/01/2028          1,501,470
-----------------------------------------------------------------------------------------------------------------
          500,000       NYC IDA (JFK International Airport)              8.000    08/01/2012            507,150
                                                                                                -----------------
                                                                                                     85,620,551

                 33 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                        COUPON   MATURITY           VALUE
-----------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--1.2%
-----------------------------------------------------------------------------------------------------------------
 $     40,995,000       Charlotte, NC Douglas International Airport
                        Special Facilities (US Airways)                  5.600%   07/01/2027    $    32,371,292
-----------------------------------------------------------------------------------------------------------------
       12,515,000       Charlotte, NC Douglas International Airport
                        Special Facilities (US Airways) 6                7.750    02/01/2028         12,525,513
-----------------------------------------------------------------------------------------------------------------
        1,725,000       Durham, NC Hsg. Authority (Naples Terrace
                        Apartments)                                      5.700    06/01/2033          1,734,091
-----------------------------------------------------------------------------------------------------------------
        1,025,000       Elizabeth City, NC Multifamily Hsg. (Walker
                        Landing)                                         5.125    03/20/2049            940,971
-----------------------------------------------------------------------------------------------------------------
       31,615,000       Gaston, NC IF&PCFA (National Gypsum)             5.750    08/01/2035         25,213,595
-----------------------------------------------------------------------------------------------------------------
        1,900,000       NC Medical Care Commission (Glenaire/The
                        Presbyterian Homes Obligated Group)              5.500    10/01/2031          1,826,204
-----------------------------------------------------------------------------------------------------------------
        1,100,000       NC Medical Care Commission (Glenaire/The
                        Presbyterian Homes Obligated Group)              5.600    10/01/2036          1,057,507
-----------------------------------------------------------------------------------------------------------------
        1,400,000       NC Medical Care Commission (United Methodist)    5.500    10/01/2032          1,349,866
-----------------------------------------------------------------------------------------------------------------
        2,775,000       NC Medical Care Commission Retirement
                        Facilities (Village at Brookwood)                5.250    01/01/2032          2,276,333
                                                                                                -----------------
                                                                                                     79,295,372

-----------------------------------------------------------------------------------------------------------------
NORTH DAKOTA--0.1%
        1,000,000       Cando, ND Nursing Facility (Towner County
                        Medical Center)                                  7.125    08/01/2022          1,000,130
-----------------------------------------------------------------------------------------------------------------
          100,000       Cass County, ND Industrial Devel. Revenue
                        (Fraser Ltd.)                                    7.000    11/01/2015            100,038
-----------------------------------------------------------------------------------------------------------------
           10,000       ND HFA (Home Mtg.)                               5.400    01/01/2034             10,282
-----------------------------------------------------------------------------------------------------------------
           10,000       ND HFA (Home Mtg.)                               5.550    07/01/2022             10,333
-----------------------------------------------------------------------------------------------------------------
        2,940,000       Richland County, ND Hsg. (Birchwood
                        Properties) 6                                    6.750    05/01/2029          2,839,393
                                                                                                -----------------
                                                                                                      3,960,176

-----------------------------------------------------------------------------------------------------------------
OHIO--4.4%
    2,345,000,000       Buckeye, OH Tobacco Settlement Financing
                        Authority (TASC)                                 7.501 5  06/01/2052         81,394,950
-----------------------------------------------------------------------------------------------------------------
        1,445,000       Butler County, OH Hsg. (Anthony Wayne
                        Apartments)                                      6.500    09/01/2030          1,385,004
-----------------------------------------------------------------------------------------------------------------
        6,495,000       Centerville, OH Health Care (Bethany Lutheran
                        Village)                                         6.000    11/01/2038          5,788,539
-----------------------------------------------------------------------------------------------------------------
       21,510,000       Cleveland, OH Airport (Continental Airlines)     5.375    09/15/2027         16,104,967
-----------------------------------------------------------------------------------------------------------------
           35,000       Cleveland, OH Airport (Continental Airlines)     5.500    12/01/2008             34,686
-----------------------------------------------------------------------------------------------------------------
       18,800,000       Cleveland, OH Airport (Continental Airlines)     5.700    12/01/2019         15,652,692
-----------------------------------------------------------------------------------------------------------------
        1,000,000       Cleveland-Cuyahoga County, OH Port Authority
                        (St. Clarence)                                   6.250    05/01/2038            942,750
-----------------------------------------------------------------------------------------------------------------
        3,170,000       Cuyahoga County, OH Multifamily (Allerton
                        Apartments)                                      5.400    08/20/2048          2,973,365
-----------------------------------------------------------------------------------------------------------------
        3,035,000       Dublin, OH Industrial Devel. (Dublin Health
                        Care Corp.) 6                                    7.500    12/01/2016          3,058,248
-----------------------------------------------------------------------------------------------------------------
        7,500,000       Grove City, OH Tax Increment Financing 6         5.375    12/01/2031          6,180,300
-----------------------------------------------------------------------------------------------------------------
        4,500,000       Hickory Chase, OH Community Authority
                        Infrastructure Improvement                       7.000    12/01/2038          4,511,295
-----------------------------------------------------------------------------------------------------------------
          845,000       Lorain County, OH Port Authority (Alumalloy
                        LLC)                                             6.000    11/15/2025            785,622
-----------------------------------------------------------------------------------------------------------------
       24,075,000       Mahoning County, OH Hospital Facilities (Forum
                        Health Obligated Group) 6                        6.000    11/15/2032         21,515,105
-----------------------------------------------------------------------------------------------------------------
          960,000       Moraine, OH Solid Waste Disposal (General
                        Motors Corp.)                                    5.650    07/01/2024            756,691
-----------------------------------------------------------------------------------------------------------------

                 34 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                        COUPON    MATURITY           VALUE
------------------------------------------------------------------------------------------------------------------
OHIO CONTINUED
------------------------------------------------------------------------------------------------------------------
 $      3,225,000     Moraine, OH Solid Waste Disposal (General
                      Motors Corp.) 6                                     6.750%   07/01/2014    $     3,031,952
------------------------------------------------------------------------------------------------------------------
       14,300,000     OH Air Quality Devel. Authority (Fostoria
                      Ethanol) 6                                          8.500    02/01/2020         13,667,225
------------------------------------------------------------------------------------------------------------------
       14,300,000     OH Air Quality Devel. Authority (Marion
                      Ethanol) 6                                          8.500    02/01/2020         13,667,225
------------------------------------------------------------------------------------------------------------------
           50,000     OH Environmental Facilities (Ford Motor
                      Company)                                            5.750    04/01/2035             37,353
------------------------------------------------------------------------------------------------------------------
          520,000     OH Environmental Facilities (Ford Motor
                      Company)                                            5.950    09/01/2029            408,803
------------------------------------------------------------------------------------------------------------------
          100,000     OH Environmental Facilities (Ford Motor
                      Company)                                            6.150    06/01/2030             80,388
------------------------------------------------------------------------------------------------------------------
        5,170,000     OH HFA (Uptown Towers Apartments)                   5.250    04/20/2048          4,852,665
------------------------------------------------------------------------------------------------------------------
          550,000     OH Pollution Control (General Motors Corp.)         5.625    03/01/2015            482,295
------------------------------------------------------------------------------------------------------------------
        2,050,000     OH Port Authority of Columbiana Solid Waste
                      (A&L Salvage) 7                                    14.500    07/01/2028          1,439,182
------------------------------------------------------------------------------------------------------------------
       16,320,000     OH Port Authority of Columbiana Solid Waste
                      (Apex Environmental) 6                              7.250    08/01/2034         16,087,603
------------------------------------------------------------------------------------------------------------------
       14,000,000     OH Solid Waste (General Motors Corp.) 6             6.300    12/01/2032         11,310,460
------------------------------------------------------------------------------------------------------------------
       29,515,000     OH Solid Waste Disposal (USG Corp.)                 5.600    08/01/2032         25,917,122
------------------------------------------------------------------------------------------------------------------
       38,910,000     OH Solid Waste Disposal (USG Corp.) 6               5.650    03/01/2033         34,357,141
------------------------------------------------------------------------------------------------------------------
        6,640,000     OH Solid Waste Disposal (USG Corp.) 6               6.050    08/01/2034          6,174,802
------------------------------------------------------------------------------------------------------------------
          532,000     OH Water Devel. Authority (General Motors
                      Corp.)                                              5.900    06/15/2008            531,042
------------------------------------------------------------------------------------------------------------------
           70,000     Pike County, OH Hospital Facilities (Pike
                      Health Services)                                    7.000    07/01/2022             70,095
                                                                                                ------------------
                                                                                                     293,199,567

------------------------------------------------------------------------------------------------------------------
OKLAHOMA--1.1%
        1,700,000     Ardmore, OK Devel. Authority (Airpark
                      Increment District)                                 5.750    11/01/2022          1,615,816
------------------------------------------------------------------------------------------------------------------
        1,500,000     Atoka County, OK Healthcare Authority (Atoka
                      Memorial Hospital)                                  6.625    10/01/2037          1,472,295
------------------------------------------------------------------------------------------------------------------
        2,000,000     Cleveland County, OK IDA (Vaughn Foods)             6.750    12/01/2012          1,902,980
------------------------------------------------------------------------------------------------------------------
        2,365,000     Cleveland County, OK IDA (Vaughn Foods)             7.100    12/01/2024          2,118,401
------------------------------------------------------------------------------------------------------------------
        2,280,000     Ellis County, OK Industrial Authority (W.B.
                      Johnston Grain of Shattuck)                         7.100    08/01/2023          2,306,266
------------------------------------------------------------------------------------------------------------------
        2,760,000     Ellis County, OK Industrial Authority (W.B.
                      Johnston Grain of Shattuck) 6                       7.500    08/01/2023          2,822,017
------------------------------------------------------------------------------------------------------------------
          410,000     Grady County, OK Industrial Authority
                      (Correctional Facilities)                           7.000    11/01/2011            294,987
------------------------------------------------------------------------------------------------------------------
        3,260,000     Jackson County, OK Memorial Hospital Authority
                      (Jackson County Memorial)                           7.300    08/01/2015          3,274,963
------------------------------------------------------------------------------------------------------------------
        9,000,000     OK Devel. Finance Authority (Doane Products
                      Company) 6                                          6.250    07/15/2023          8,734,590
------------------------------------------------------------------------------------------------------------------
           95,000     OK HFA (Single Family)                              5.686 5  09/01/2030             27,006
------------------------------------------------------------------------------------------------------------------
          125,000     OK Ordnance Works Authority Sewer & Solid
                      Waste Disposal Facilities (Ralston Purina
                      Group)                                              6.500    09/01/2026            125,564
------------------------------------------------------------------------------------------------------------------
           30,000     OK Student Loan Authority                           5.300    12/01/2032             29,999
------------------------------------------------------------------------------------------------------------------
        1,500,000     Oklahoma City, OK Industrial & Cultural
                      Facilities (Aero Obligated Group)                   6.750    01/01/2023          1,504,200
------------------------------------------------------------------------------------------------------------------
        2,950,000     Oklahoma County, OK Finance Authority
                      (Var-Sail Association)                              5.250    05/15/2041          2,905,868
------------------------------------------------------------------------------------------------------------------
        7,130,000     Oklahoma County, OK HFA (Single Family Mtg.) 1      5.400    10/01/2038          7,150,385
------------------------------------------------------------------------------------------------------------------
       24,114,000     Tulsa County, OK Home Finance Authority
                      (Single Family Mtg.) 1                              5.250    12/01/2038         23,695,263
------------------------------------------------------------------------------------------------------------------

                 35 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                        COUPON   MATURITY           VALUE
-----------------------------------------------------------------------------------------------------------------
OKLAHOMA CONTINUED
-----------------------------------------------------------------------------------------------------------------
 $        285,000     Tulsa, OK Municipal Airport Trust (American
                      Airlines)                                          6.250%   06/01/2020    $       250,904
-----------------------------------------------------------------------------------------------------------------
           75,000     Tulsa, OK Municipal Airport Trust (American
                      Airlines)                                          7.350    12/01/2011             74,495
-----------------------------------------------------------------------------------------------------------------
       15,500,000     Tulsa, OK Municipal Airport Trust (American
                      Airlines)                                          7.750    06/01/2035         15,384,680
                                                                                                -----------------
                                                                                                     75,690,679

-----------------------------------------------------------------------------------------------------------------
OREGON--0.3%
        3,500,000     Clackamas County, OR Hsg. Authority (Easton
                      Ridge)                                             5.900    12/01/2026          3,366,580
-----------------------------------------------------------------------------------------------------------------
           20,000     Lane County, OR Hsg. Authority & Community
                      Services (Firewood)                                6.600    11/01/2015             20,155
-----------------------------------------------------------------------------------------------------------------
        1,095,000     OR Economic Devel. (Georgia-Pacific Corp.)         5.700    12/01/2025            908,303
-----------------------------------------------------------------------------------------------------------------
        2,325,000     OR Economic Devel. (Georgia-Pacific Corp.)         6.350    08/01/2025          2,077,527
-----------------------------------------------------------------------------------------------------------------
           10,000     OR GO (Elderly & Disabled Hsg.)                    5.250    08/01/2031              9,750
-----------------------------------------------------------------------------------------------------------------
           55,000     OR Hsg. & Community Services Dept.
                      (Multifamily Hsg.)                                 6.000    07/01/2031             55,222
-----------------------------------------------------------------------------------------------------------------
          230,000     OR Hsg. & Community Services Dept. (Single
                      Family Mtg.), Series A                             6.450    07/01/2026            230,186
-----------------------------------------------------------------------------------------------------------------
        8,270,000     OR Solid Waste Disposal (USG Corp.) 6              6.400    12/01/2029          8,066,558
-----------------------------------------------------------------------------------------------------------------
           50,000     Port Astoria, OR Pollution Control (James
                      River)                                             6.550    02/01/2015             48,086
-----------------------------------------------------------------------------------------------------------------
        3,655,000     Port of St. Helen's, OR Pollution Control
                      (Boise Cascade Corp.) 6                            5.650    12/01/2027          3,374,150
-----------------------------------------------------------------------------------------------------------------
           25,000     Portland, OR Hsg. Authority (Lovejoy Station
                      Apartments)                                        5.900    07/01/2023             25,307
-----------------------------------------------------------------------------------------------------------------
        1,465,000     Western Generation, OR Agency Cogeneration
                      (Wauna Cogeneration)                               5.000    01/01/2021          1,302,107
                                                                                                -----------------
                                                                                                     19,483,931

-----------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--4.3%
        1,250,000     Allegheny County, PA HDA (The Covenant at
                      South Hills) 3, 7                                  8.750    02/01/2031            638,125
-----------------------------------------------------------------------------------------------------------------
           35,000     Beaver County, PA IDA (J. Ray McDermott and
                      Company)                                           6.800    02/01/2009             35,081
-----------------------------------------------------------------------------------------------------------------
           10,000     Erie County, PA IDA (International Paper
                      Company)                                           5.850    12/01/2020              9,701
-----------------------------------------------------------------------------------------------------------------
       42,355,000     Lehigh County, PA GPA (St. Lukes Hospital
                      Bethlehem) 1                                       2.974 2  08/15/2033         15,145,049
-----------------------------------------------------------------------------------------------------------------
       24,000,000     Lehigh County, PA GPA (St. Lukes Hospital
                      Bethlehem) 1                                       3.074 2  08/15/2042          5,407,847
-----------------------------------------------------------------------------------------------------------------
          525,000     New Morgan, PA IDA (Browning-Ferris Industries)    6.500    04/01/2019            510,405
-----------------------------------------------------------------------------------------------------------------
       25,000,000     PA EDFA (Bionol Clearfield) 6                      8.500    07/15/2015         24,151,250
-----------------------------------------------------------------------------------------------------------------
        5,000,000     PA EDFA (National Gypsum Company) 6                6.250    11/01/2027          4,381,050
-----------------------------------------------------------------------------------------------------------------
        5,000,000     PA EDFA (Northampton Generating) 6                 6.500    01/01/2013          5,014,650
-----------------------------------------------------------------------------------------------------------------
        5,000,000     PA EDFA (Northampton Generating)                   6.600    01/01/2019          5,000,850
-----------------------------------------------------------------------------------------------------------------
       89,425,000     PA EDFA (Reliant Energy)                           6.750    12/01/2036         90,371,117
-----------------------------------------------------------------------------------------------------------------
       28,500,000     PA EDFA (Reliant Energy) 6                         6.750    12/01/2036         28,801,530
-----------------------------------------------------------------------------------------------------------------
       29,675,000     PA EDFA (Reliant Energy) 6                         6.750    12/01/2036         29,988,962
-----------------------------------------------------------------------------------------------------------------
       17,500,000     PA EDFA (Reliant Energy) 6                         6.750    12/01/2036         17,685,150
-----------------------------------------------------------------------------------------------------------------
       11,270,000     PA EDFA (USG Corp.) 6                              6.000    06/01/2031         10,479,748
-----------------------------------------------------------------------------------------------------------------

                 36 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                        COUPON   MATURITY           VALUE
-----------------------------------------------------------------------------------------------------------------
PENNSYLVANIA
CONTINUED
-----------------------------------------------------------------------------------------------------------------
 $     10,000,000     Sayre, PA Health Care Facilities Authority
                      (Guthrie Health) 1                                 2.841% 2 12/01/2024    $     7,712,997
-----------------------------------------------------------------------------------------------------------------
       16,000,000     Sayre, PA Health Care Facilities Authority
                      (Guthrie Healthcare System) 1                      2.891 2  12/01/2031         11,600,782
-----------------------------------------------------------------------------------------------------------------
       37,750,000     Sayre, PA Health Care Facilities Authority
                      (Guthrie Healthcare System)                        2.891 2  12/01/2031         27,370,638
                                                                                                -----------------
                                                                                                    284,304,932

-----------------------------------------------------------------------------------------------------------------
RHODE ISLAND--2.8%
       45,000,000     Central Falls, RI Detention Facility               7.250    07/15/2035         46,566,900
-----------------------------------------------------------------------------------------------------------------
           25,000     Providence, RI Hsg. Authority (Lockwood Plaza)     5.700    09/01/2033             24,965
-----------------------------------------------------------------------------------------------------------------
           50,000     RI Health & Educational Building Corp. (Roger
                      Williams General Hospital)                         5.500    07/01/2018             49,232
-----------------------------------------------------------------------------------------------------------------
       11,500,000     RI Hsg. & Mtg. Finance Corp. 1                     5.000    10/01/2048         10,334,130
-----------------------------------------------------------------------------------------------------------------
       12,835,000     RI Hsg. & Mtg. Finance Corp. (Homeownership
                      Opportunity) 1                                     5.200    10/01/2047         11,876,366
-----------------------------------------------------------------------------------------------------------------
           50,000     RI Hsg. & Mtg. Finance Corp. (Homeownership
                      Opportunity)                                       5.100    10/01/2029             48,046
-----------------------------------------------------------------------------------------------------------------
        7,090,000     RI Hsg. & Mtg. Finance Corp. (Rental Hsg.) 1       5.150    10/01/2022          7,083,734
-----------------------------------------------------------------------------------------------------------------
           80,000     RI Industrial Finance Corp. (Ultrafine Powder
                      Technology)                                        8.000    06/01/2015             80,131
-----------------------------------------------------------------------------------------------------------------
       52,090,000     RI Tobacco Settlement Financing Corp. (TASC)       6.125 5  06/01/2052          1,733,034
-----------------------------------------------------------------------------------------------------------------
       42,525,000     RI Tobacco Settlement Financing Corp. (TASC)       6.250    06/01/2042         41,071,070
-----------------------------------------------------------------------------------------------------------------
    1,275,245,000     RI Tobacco Settlement Financing Corp. (TASC)       6.436 5  06/01/2052         48,191,509
-----------------------------------------------------------------------------------------------------------------
       16,225,000     RI Tobacco Settlement Financing Corp. (TASC)       6.750 5  06/01/2052            416,983
-----------------------------------------------------------------------------------------------------------------
       18,130,000     RI Tobacco Settlement Financing Corp. (TASC),
                      Series A                                           6.125    06/01/2032         17,890,684
                                                                                                -----------------
                                                                                                    185,366,784

-----------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--1.2%
        2,000,000     Georgetown County, SC Environmental
                      Improvement (International Paper Company)          5.550    12/01/2029          1,737,500
-----------------------------------------------------------------------------------------------------------------
           15,000     Georgetown County, SC Environmental
                      Improvement (International Paper Company)          6.250    09/01/2023             14,889
-----------------------------------------------------------------------------------------------------------------
        7,483,000     Hardeeville, SC Assessment Revenue (Anderson
                      Tract Municipal Improvement District)              7.750    11/01/2039          7,518,095
-----------------------------------------------------------------------------------------------------------------
            5,000     Horry County, SC Airport                           5.600    07/01/2017              5,090
-----------------------------------------------------------------------------------------------------------------
        4,815,000     Lancaster County, SC (Edenmoor Improvement
                      District)                                          5.750    12/01/2037          4,048,885
-----------------------------------------------------------------------------------------------------------------
        1,000,000     Myrtle Beach, SC Tax Increment (Myrtle Beach
                      Air Force Base)                                    5.250    11/01/2026            860,590
-----------------------------------------------------------------------------------------------------------------
        2,000,000     Myrtle Beach, SC Tax Increment (Myrtle Beach
                      Air Force Base)                                    5.300    11/01/2035          1,636,640
-----------------------------------------------------------------------------------------------------------------
       17,189,000     Richland County, SC Assessment Revenue
                      (Village at Sandhill Improvement District)         6.200    11/01/2036         14,899,597
-----------------------------------------------------------------------------------------------------------------
          500,000     Richland County, SC Environmental Improvement      5.950    09/01/2031            473,740
-----------------------------------------------------------------------------------------------------------------
          200,000     SC Connector 2000 Assoc. Toll Road, Series B       6.300 5  01/01/2026             46,218
-----------------------------------------------------------------------------------------------------------------
        7,620,000     SC Connector 2000 Assoc. Toll Road, Series B 6     6.453 5  01/01/2020          2,698,928
-----------------------------------------------------------------------------------------------------------------
        8,500,000     SC Connector 2000 Assoc. Toll Road, Series B       6.621 5  01/01/2024          2,216,375
-----------------------------------------------------------------------------------------------------------------
       10,820,000     SC Hsg. Finance & Devel. Authority 1               5.200    07/01/2034         10,400,000
-----------------------------------------------------------------------------------------------------------------

                 37 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------


        PRINCIPAL
           AMOUNT                                                        COUPON   MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA CONTINUED
-----------------------------------------------------------------------------------------------------------------
 $         50,000     SC Jobs-EDA (JDAM/LH/Franke Home/LS Obligated
                      Group)                                             5.650%   05/01/2018    $        45,927
-----------------------------------------------------------------------------------------------------------------
          370,000     SC Jobs-EDA (JDAM/LH/Franke Home/LS Obligated
                      Group)                                             5.700    05/01/2026            326,114
-----------------------------------------------------------------------------------------------------------------
          600,000     SC Jobs-EDA (Lutheran Homes)                       5.500    05/01/2028            508,740
-----------------------------------------------------------------------------------------------------------------
          500,000     SC Jobs-EDA (Lutheran Homes)                       5.625    05/01/2042            413,015
-----------------------------------------------------------------------------------------------------------------
       18,840,000     SC Tobacco Settlement Management Authority,
                      Series B                                           6.375    05/15/2028         18,954,170
-----------------------------------------------------------------------------------------------------------------
        6,510,000     SC Tobacco Settlement Management Authority,
                      Series B 6                                         6.375    05/15/2030          6,407,663
-----------------------------------------------------------------------------------------------------------------
        5,035,000     York County, SC (Hoechst Celanese Corp.)           5.700    01/01/2024          4,352,959
-----------------------------------------------------------------------------------------------------------------
          875,000     York County, SC Pollution Control (Bowater)        7.400    01/01/2010            680,304
                                                                                                -----------------
                                                                                                     78,245,439

-----------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--0.9%
       19,000,000     Brown County, SD Solid Waste Facilities
                      (Heartland Grain Fuels)                            8.250    01/01/2018         16,934,890
-----------------------------------------------------------------------------------------------------------------
        1,000,000     Lower Brule, SD Sioux Tribe, Series B              5.500    05/01/2019            919,310
-----------------------------------------------------------------------------------------------------------------
        1,000,000     Lower Brule, SD Sioux Tribe, Series B              5.600    05/01/2020            915,270
-----------------------------------------------------------------------------------------------------------------
       37,405,000     SD Educational Enhancement Funding Corp.
                      Tobacco Settlement                                 6.500    06/01/2032         37,450,260
-----------------------------------------------------------------------------------------------------------------
        5,410,910     Sioux Falls, SD Economic Devel. (City Centre
                      Hotel)                                             7.000 2  11/01/2016          5,099,404
-----------------------------------------------------------------------------------------------------------------
        1,425,000     Turner County, SD Tax Increment                    5.000    12/15/2026          1,213,046
                                                                                                -----------------
                                                                                                     62,532,180

-----------------------------------------------------------------------------------------------------------------
TENNESSEE--1.0%
        1,675,000     Blount County, TN H&EFB (Asbury)                   5.125    04/01/2023          1,484,100
-----------------------------------------------------------------------------------------------------------------
          895,000     Chattanooga, TN HE&HFB (Campus Devel.
                      Foundation Phase I)                                5.500    10/01/2020            855,781
-----------------------------------------------------------------------------------------------------------------
        1,800,000     Chattanooga, TN HE&HFB (Campus Devel.
                      Foundation Phase I)                                6.000    10/01/2035          1,641,636
-----------------------------------------------------------------------------------------------------------------
        2,535,000     Chattanooga, TN HE&HFB (John Calvin Apartments)    5.350    09/20/2047          2,375,143
-----------------------------------------------------------------------------------------------------------------
       21,710,000     Maury County, TN Industrial Devel. Board
                      (General Motors Corp.) 6                           6.500    09/01/2024         18,576,596
-----------------------------------------------------------------------------------------------------------------
       15,480,000     McMinn County, TN Industrial Devel. Board
                      Pollution Control (Calhoun Newsprint) 6            7.625    03/01/2016          9,890,791
-----------------------------------------------------------------------------------------------------------------
       19,575,000     McMinn County, TN Industrial Devel. Board
                      Solid Waste (Calhoun Newsprint) 6                  7.400    12/01/2022         12,465,360
-----------------------------------------------------------------------------------------------------------------
        1,840,000     Memphis, TN HE&HFB (NH/Mendenhall
                      Hsg./Highland Hsg./NTH/VH Obligated Group) 3       3.780 2  04/01/2042          1,720,400
-----------------------------------------------------------------------------------------------------------------
        9,080,000     Memphis, TN HE&HFB (NH/Mendenhall
                      Hsg./Highland Hsg./NTH/VH Obligated Group)         5.750    04/01/2042          8,192,884
-----------------------------------------------------------------------------------------------------------------
          215,000     Memphis-Shelby County, TN Airport Authority
                      (Express Airlines)                                 6.125    12/01/2016            185,184
-----------------------------------------------------------------------------------------------------------------
        7,870,000     Metropolitan Knoxville, TN Airport Authority
                      (Northwest Airlines)                               8.000    04/01/2032          7,848,358
-----------------------------------------------------------------------------------------------------------------
          525,000     Shelby County, TN HE&HF (Lapaloma Apartments)      7.750    12/01/2029            498,425
-----------------------------------------------------------------------------------------------------------------
           55,000     TN Hsg. Devel. Authority (Homeownership)           5.450    01/01/2033             56,431
                                                                                                -----------------
                                                                                                     65,791,089

-----------------------------------------------------------------------------------------------------------------
TEXAS--26.1%
          115,000     Abilene, TX HFDC (Hendrick Medical Center)         6.000    09/01/2013            115,317
-----------------------------------------------------------------------------------------------------------------

                 38 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------


        PRINCIPAL
           AMOUNT                                                        COUPON   MATURITY             VALUE
------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
------------------------------------------------------------------------------------------------------------------
 $         20,000     Abilene, TX HFDC (Hendrick Medical Center)          6.000%   09/01/2013    $        20,055
------------------------------------------------------------------------------------------------------------------
       50,625,000     Alliance Airport Authority, TX (American
                      Airlines) 6                                         5.250    12/01/2029         29,434,894
------------------------------------------------------------------------------------------------------------------
       93,500,000     Alliance Airport Authority, TX (American
                      Airlines)                                           5.750    12/01/2029         58,473,965
------------------------------------------------------------------------------------------------------------------
          305,000     Alliance Airport Authority, TX (American
                      Airlines)                                           7.000    12/01/2011            278,840
------------------------------------------------------------------------------------------------------------------
        4,000,000     Austin, TX Convention Enterprises (Convention
                      Center) 6                                           5.750    01/01/2034          3,541,760
------------------------------------------------------------------------------------------------------------------
          230,000     Beaumont, TX Multifamily HDC (Madison on the
                      Lake Apartments)                                    7.750    12/01/2028            219,220
------------------------------------------------------------------------------------------------------------------
          370,000     Bexar County, TX HFC (American Opportunity
                      Hsg.)                                               7.500    01/01/2013            351,226
------------------------------------------------------------------------------------------------------------------
          980,000     Bexar County, TX HFC (American Opportunity
                      Hsg.)                                               8.000    01/01/2031            821,514
------------------------------------------------------------------------------------------------------------------
        1,195,000     Bexar County, TX HFC (American Opportunity
                      Hsg.)                                               8.250    12/01/2037            967,795
------------------------------------------------------------------------------------------------------------------
          970,000     Bexar County, TX HFC (American Opportunity
                      Hsg.)                                               9.250    12/01/2037            782,625
------------------------------------------------------------------------------------------------------------------
        1,130,000     Bexar County, TX HFC (American Opportunity
                      Hsg.-Nob Hill Apartments) 7                         8.500    06/01/2031            663,977
------------------------------------------------------------------------------------------------------------------
        1,005,000     Bexar County, TX HFC (Doral Club)                   8.750    10/01/2036            886,651
------------------------------------------------------------------------------------------------------------------
          205,000     Bexar County, TX HFC (Honey Creek LLC)              8.000    04/01/2030            177,928
------------------------------------------------------------------------------------------------------------------
          100,000     Bexar County, TX HFC (Honey Creek LLC)              9.000    04/01/2030             70,288
------------------------------------------------------------------------------------------------------------------
        1,460,000     Bexar County, TX HFC (Perrin Square)                9.750    11/20/2031          1,457,825
------------------------------------------------------------------------------------------------------------------
       14,080,000     Brazos River Authority, TX (TXU Energy Company)     6.750    04/01/2038         13,463,859
------------------------------------------------------------------------------------------------------------------
       13,500,000     Brazos River Authority, TX Pollution Control
                      (TXU Energy Company) 1                              5.400    05/01/2029         10,105,950
------------------------------------------------------------------------------------------------------------------
       37,100,000     Brazos River Authority, TX Pollution Control
                      (TXU Energy Company)                                5.000    03/01/2041         24,170,279
------------------------------------------------------------------------------------------------------------------
        2,345,000     Brazos River Authority, TX Pollution Control
                      (TXU Energy Company)                                6.300    07/01/2032          1,935,164
------------------------------------------------------------------------------------------------------------------
       11,420,000     Brazos River Authority, TX Pollution Control
                      (TXU Energy Company)                                6.750    10/01/2038          9,861,855
------------------------------------------------------------------------------------------------------------------
       28,070,000     Brazos River Authority, TX Pollution Control
                      (TXU Energy Company)                                7.700    04/01/2033         27,444,600
------------------------------------------------------------------------------------------------------------------
       17,220,000     Cambridge, TX Student Hsg. (Cambridge Student
                      Hsg. Devel.)                                        7.000    11/01/2039         17,036,435
------------------------------------------------------------------------------------------------------------------
          190,000     Cass County, TX IDC (International Paper
                      Company)                                            6.600    03/15/2024            192,533
------------------------------------------------------------------------------------------------------------------
       10,000,000     Dallas-Fort Worth, TX International Airport 1       5.000    11/01/2035          9,457,800
------------------------------------------------------------------------------------------------------------------
           65,000     Dallas-Fort Worth, TX International Airport         5.000    11/01/2035             61,475
------------------------------------------------------------------------------------------------------------------
           25,000     Dallas-Fort Worth, TX International Airport         5.500    11/01/2035             24,480
------------------------------------------------------------------------------------------------------------------
           20,000     Dallas-Fort Worth, TX International Airport         5.750    11/01/2030             20,077
------------------------------------------------------------------------------------------------------------------
       32,500,000     Dallas-Fort Worth, TX International Airport
                      (American Airlines/AMR Corp. Obligated Group)       5.500    11/01/2030         19,432,725
------------------------------------------------------------------------------------------------------------------
          320,000     Dallas-Fort Worth, TX International Airport
                      Facility (American Airlines)                        6.000    11/01/2014            262,189
------------------------------------------------------------------------------------------------------------------
       63,880,000     Dallas-Fort Worth, TX International Airport
                      Facility (American Airlines)                        6.375    05/01/2035         42,195,295
------------------------------------------------------------------------------------------------------------------
          305,000     Dallas-Fort Worth, TX International Airport
                      Facility (American Airlines)                        8.250    11/01/2036            253,833
------------------------------------------------------------------------------------------------------------------
       22,100,000     Dallas-Fort Worth, TX International Airport
                      Facility Improvement Corp.                          9.000    05/01/2029         21,003,619
------------------------------------------------------------------------------------------------------------------
       45,945,000     Dallas-Fort Worth, TX International Airport
                      Facility Improvement Corp.                          9.125    05/01/2029         42,460,991
------------------------------------------------------------------------------------------------------------------
       12,330,000     Dallas-Fort Worth, TX International Airport
                      Facility Improvement Corp. (Learjet)                6.150    01/01/2016         11,795,495
------------------------------------------------------------------------------------------------------------------

                 39 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                        COUPON   MATURITY               VALUE
------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
------------------------------------------------------------------------------------------------------------------
 $      1,000,000     Danbury, TX Higher Education Authority (AW
                      Brown Fellowship Charter)                           5.125%   08/15/2036    $       907,910
------------------------------------------------------------------------------------------------------------------
        2,115,000     Danbury, TX Higher Education Finance Corp.
                      (Island Foundation)                                 6.250    02/15/2036          1,951,828
------------------------------------------------------------------------------------------------------------------
          450,000     Decatur, TX Hospital Authority (Wise Regional
                      Health System)                                      5.625    09/01/2013            448,326
------------------------------------------------------------------------------------------------------------------
       22,950,000     Donna, TX GO                                        6.250    02/15/2037         21,948,921
------------------------------------------------------------------------------------------------------------------
        4,297,870     El Paso, TX HFC (Single Family) 6                   6.180    04/01/2033          4,609,165
------------------------------------------------------------------------------------------------------------------
           55,000     Gainesville, TX Hsg. Authority                      6.800    12/01/2020             56,885
------------------------------------------------------------------------------------------------------------------
           25,000     Galveston County, TX HFC (Friendswood)              6.200    10/01/2021             25,317
------------------------------------------------------------------------------------------------------------------
        1,430,000     Galveston County, TX HFC (Single Family)            6.300    09/15/2031          1,472,614
------------------------------------------------------------------------------------------------------------------
        1,000,000     Grapevine, TX IDC (Air Cargo)                       6.500    01/01/2024          1,009,070
------------------------------------------------------------------------------------------------------------------
           30,000     Greater Kelly, TX Devel. Authority (The Boeing
                      Company)                                            5.350    06/01/2018             30,010
------------------------------------------------------------------------------------------------------------------
        4,000,000     Guadalupe-Blanco, TX River Authority (E.I.
                      Dupont De Nemours)6                                 6.400    04/01/2026          4,006,640
------------------------------------------------------------------------------------------------------------------
        4,660,000     Gulf Coast, TX IDA (Citgo Petroleum Corp.) 6        7.500    05/01/2025          4,917,558
------------------------------------------------------------------------------------------------------------------
       31,000,000     Gulf Coast, TX IDA (Microgy Holdings)               7.000    12/01/2036         27,145,150
------------------------------------------------------------------------------------------------------------------
           70,000     Gulf Coast, TX Waste Disposal Authority (FMC
                      Corp.)                                              7.050    10/01/2009             70,070
------------------------------------------------------------------------------------------------------------------
        5,755,000     Gulf Coast, TX Waste Disposal Authority
                      (International Paper Company) 6                     6.100    08/01/2024          5,652,619
------------------------------------------------------------------------------------------------------------------
        2,335,000     Gulf Coast, TX Waste Disposal Authority
                      (Valero Energy Corp.)                               5.600    04/01/2032          2,140,985
------------------------------------------------------------------------------------------------------------------
          150,000     Gulf Coast, TX Waste Disposal Authority
                      (Valero Energy Corp.)                               5.700    04/01/2032            138,599
------------------------------------------------------------------------------------------------------------------
        5,975,000     Harris County, TX IDC (Continental Airlines)        5.375    07/01/2019          4,893,406
------------------------------------------------------------------------------------------------------------------
        1,750,000     HFDC of Central TX (Legacy at Willow Bend
                      Retirement Community)                               5.625    11/01/2026          1,533,683
------------------------------------------------------------------------------------------------------------------
        2,750,000     HFDC of Central TX (Legacy at Willow Bend
                      Retirement Community)                               5.750    11/01/2036          2,348,913
------------------------------------------------------------------------------------------------------------------
        2,000,000     HFDC of Central TX (Lutheran Social Services
                      of the South)                                       6.875    02/15/2032          1,989,280
------------------------------------------------------------------------------------------------------------------
        4,000,000     HFDC of Central TX (Villa De San Antonio)           6.250    05/15/2036          3,663,160
------------------------------------------------------------------------------------------------------------------
          115,000     Houston, TX Airport Special Facilities
                      (Continental Airlines)                              5.500    07/15/2017            115,133
------------------------------------------------------------------------------------------------------------------
        7,915,000     Houston, TX Airport Special Facilities
                      (Continental Airlines)                              5.700    07/15/2029          6,179,715
------------------------------------------------------------------------------------------------------------------
        7,290,000     Houston, TX Airport Special Facilities
                      (Continental Airlines)                              5.700    07/15/2029          5,691,740
------------------------------------------------------------------------------------------------------------------
       21,345,000     Houston, TX Airport Special Facilities
                      (Continental Airlines)                              6.125    07/15/2017         19,043,369
------------------------------------------------------------------------------------------------------------------
       18,630,000     Houston, TX Airport Special Facilities
                      (Continental Airlines)                              6.125    07/15/2027         15,490,286
------------------------------------------------------------------------------------------------------------------
       17,500,000     Houston, TX Airport Special Facilities
                      (Continental Airlines)                              6.125    07/15/2027         14,401,100
------------------------------------------------------------------------------------------------------------------
       22,985,000     Houston, TX Airport Special Facilities
                      (Continental Airlines)                              6.750    07/01/2021         21,221,131
------------------------------------------------------------------------------------------------------------------
       59,455,000     Houston, TX Airport Special Facilities
                      (Continental Airlines) 6                            6.750    07/01/2029         53,111,152
------------------------------------------------------------------------------------------------------------------
          100,000     Houston, TX Airport Special Facilities
                      (Continental Airlines)                              7.000    07/01/2029             92,194
------------------------------------------------------------------------------------------------------------------

                 40 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                        COUPON   MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
-----------------------------------------------------------------------------------------------------------------
 $      3,135,000     Houston, TX Airport Special Facilities
                      (Continental Airlines) 6                           7.375%   07/01/2022    $     3,034,461
-----------------------------------------------------------------------------------------------------------------
           75,000     Houston, TX Airport System                         5.000    07/01/2027             72,658
-----------------------------------------------------------------------------------------------------------------
        9,860,000     Houston, TX HFC (Hometowne on Bellfort) 1          5.250    12/01/2040          9,401,954
-----------------------------------------------------------------------------------------------------------------
        2,064,000     Houston, TX HFC (RRG Houston Apartments)           6.250    09/20/2035          2,102,906
-----------------------------------------------------------------------------------------------------------------
          440,000     Houston, TX IDC (Air Cargo)                        6.375    01/01/2023            441,795
-----------------------------------------------------------------------------------------------------------------
        1,000,000     IAH TX Public Facility Corp.                       6.000    05/01/2016            957,470
-----------------------------------------------------------------------------------------------------------------
        1,500,000     IAH TX Public Facility Corp.                       6.125    05/01/2026          1,377,585
-----------------------------------------------------------------------------------------------------------------
        2,200,000     IAH TX Public Facility Corp.                       7.750    05/01/2026          2,151,666
-----------------------------------------------------------------------------------------------------------------
       10,000,000     La Vernia, TX Higher Education Finance Corp. 8     7.125    02/15/2038          9,937,300
-----------------------------------------------------------------------------------------------------------------
          730,000     Laredo, TX HFC                                     6.950    10/01/2027            741,884
-----------------------------------------------------------------------------------------------------------------
        9,020,000     Lewisville, TX GO                                  6.125    09/01/2029          9,203,828
-----------------------------------------------------------------------------------------------------------------
        1,840,000     Lubbock, TX HFC (Las Colinas Quail Creek
                      Apartments)                                        6.000    07/01/2032          1,532,978
-----------------------------------------------------------------------------------------------------------------
           20,000     Lubbock, TX HFC, Series A                          6.150    10/01/2030             20,537
-----------------------------------------------------------------------------------------------------------------
          575,000     Matagorda County, TX Navigation District
                      (Reliant Energy)                                   5.950    05/01/2030            534,514
-----------------------------------------------------------------------------------------------------------------
          390,000     Maverick County, TX Public Facility Corp.          6.375    02/01/2029            345,813
-----------------------------------------------------------------------------------------------------------------
          715,000     Midlothian, TX Devel. Authority Tax Increment      5.125    11/15/2026            618,225
-----------------------------------------------------------------------------------------------------------------
        3,500,000     Mission, TX EDC (Allied Waste Industries)          5.200    04/01/2018          3,088,960
-----------------------------------------------------------------------------------------------------------------
        1,380,000     Newton County, TX Public Facility Corp.            8.000    03/01/2019          1,369,829
-----------------------------------------------------------------------------------------------------------------
          100,000     Northwest Harris County, TX Municipal Utility
                      District (Waterworks & Sewer)                      6.100    04/01/2012            100,132
-----------------------------------------------------------------------------------------------------------------
        6,120,000     Port of Bay City, TX (Hoechst Celanese Corp.) 6    6.500    05/01/2026          5,720,670
-----------------------------------------------------------------------------------------------------------------
       15,000,000     Port of Corpus Christi, TX Authority (CNA
                      Holdings)                                          6.700    11/01/2030         14,170,350
-----------------------------------------------------------------------------------------------------------------
       12,196,329     Sabine Neches, TX HFC (Single Family Mtg.) 1,2     4.875    12/01/2039         11,971,458
-----------------------------------------------------------------------------------------------------------------
        4,100,000     Sabine, TX River Authority Pollution Control
                      (TXU Electric Company)                             6.150    08/01/2022          3,512,511
-----------------------------------------------------------------------------------------------------------------
        1,800,000     Sabine, TX River Authority Pollution Control
                      (TXU Electric Company)                             6.450    06/01/2021          1,586,520
-----------------------------------------------------------------------------------------------------------------
       42,260,000     San Antonio, TX Convention Center Hotel
                      Finance Corp. (Empowerment Zone) 1                 5.000    07/15/2039         39,092,847
-----------------------------------------------------------------------------------------------------------------
          385,000     San Antonio, TX HFC (Encinal Apartments)           7.500    09/01/2027            380,496
-----------------------------------------------------------------------------------------------------------------
           25,000     San Antonio, TX HFC (La Risa Apartments)           8.250    01/01/2026             25,019
-----------------------------------------------------------------------------------------------------------------
        7,000,000     San Antonio, TX HFC (Midcrowne Senior
                      Apartments) 1                                      5.150    06/20/2047          6,263,810
-----------------------------------------------------------------------------------------------------------------
           25,000     San Antonio, TX HFC (Point East Section 8) 7       7.500    08/01/2023             19,262
-----------------------------------------------------------------------------------------------------------------
        4,922,246     San Antonio, TX Hsg. Trust Finance Corp.
                      (Single Family Mtg.) 2                             4.950    10/01/2039          4,856,829
-----------------------------------------------------------------------------------------------------------------
        3,600,000     Southeast TX HFC (Forest View Apartments) 6        6.750    07/01/2037          3,217,644
-----------------------------------------------------------------------------------------------------------------
           90,000     Southeast TX HFC. (Hsg. Assistance Foundation) 7   7.500    09/01/2028             70,755
-----------------------------------------------------------------------------------------------------------------
          310,000     Springhill, TX Courtland Heights Public
                      Facility Corp.                                     5.125    12/01/2008            311,612
-----------------------------------------------------------------------------------------------------------------
        6,030,000     Springhill, TX Courtland Heights Public
                      Facility Corp.                                     5.850    12/01/2028          5,591,438
-----------------------------------------------------------------------------------------------------------------
        4,250,000     Tarrant County, TX Cultural Education
                      Facilities Finance Corp. (Buckingham Senior
                      Living Community)                                  5.750    11/15/2037          3,694,270
-----------------------------------------------------------------------------------------------------------------
       10,755,000     Tarrant County, TX HFC (Lindberg Park) 1           5.150    10/20/2047          9,681,475
-----------------------------------------------------------------------------------------------------------------
       10,935,000     Tarrant County, TX HFC (Multifamily Hsg.) 1        5.200    12/20/2048         10,169,966
-----------------------------------------------------------------------------------------------------------------

                 41 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                        COUPON   MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
-----------------------------------------------------------------------------------------------------------------
 $     14,920,000     Tarrant County, TX HFC (Village Creek
                      Apartments) 1                                      5.000%   04/20/2048    $    13,327,935
-----------------------------------------------------------------------------------------------------------------
        1,600,000     Travis County, TX HFDC (Querencia Barton Creek)    5.650    11/15/2035          1,401,760
-----------------------------------------------------------------------------------------------------------------
        2,495,000     Trinity, TX River Authority (TXU Energy
                      Company)                                           6.250    05/01/2028          2,070,401
-----------------------------------------------------------------------------------------------------------------
       20,500,000     Trophy Club, TX Public Improvement (Highlands
                      Trophy Club)                                       7.750    10/01/2037         19,869,215
-----------------------------------------------------------------------------------------------------------------
        2,320,000     TX Affordable Hsg. Corp. (American Hsg.
                      Foundation) 7                                      8.000    03/01/2032            465,067
-----------------------------------------------------------------------------------------------------------------
        2,965,000     TX Affordable Hsg. Corp. (Ashton Place &
                      Woodstock Apartments) 7                            6.300    08/01/2033          2,054,449
-----------------------------------------------------------------------------------------------------------------
        6,215,000     TX Affordable Hsg. Corp. (South Texas
                      Affordable Properties Corp.) 6                     8.000    03/01/2032          5,368,268
-----------------------------------------------------------------------------------------------------------------
       36,000,000     TX Angelina & Neches River Authority (Aspen
                      Power)                                             6.500    11/01/2029         29,597,400
-----------------------------------------------------------------------------------------------------------------
           45,000     TX Angelina & Neches River Authority Solid
                      Waste (Champion International Corp.)               6.300    04/01/2018             45,074
-----------------------------------------------------------------------------------------------------------------
          250,000     TX Angelina & Neches River Authority Waste
                      Disposal (Temple-Inland)                           6.950    05/01/2023            241,858
-----------------------------------------------------------------------------------------------------------------
           15,000     TX Dept. of Hsg. & Community Affairs               5.350    07/01/2033             15,384
-----------------------------------------------------------------------------------------------------------------
          160,000     TX Dept. of Hsg. & Community Affairs (Sugar
                      Creek Apartments)                                  6.000    01/01/2042            165,240
-----------------------------------------------------------------------------------------------------------------
        6,750,000     TX Dept. of Hsg. & Community Affairs (Summit
                      Point Apartments) 1,8                              5.250    06/20/2047          6,340,242
-----------------------------------------------------------------------------------------------------------------
       40,000,000     TX Dept. of Hsg. & Community Affairs, Series A 1   5.000    07/01/2034         37,240,200
-----------------------------------------------------------------------------------------------------------------
           10,000     TX GO                                              5.750    08/01/2020             10,022
-----------------------------------------------------------------------------------------------------------------
          300,000     TX Lower CO River Authority Pollution Control
                      (Samsung Electronics Company)                      6.375    04/01/2027            300,393
-----------------------------------------------------------------------------------------------------------------
       38,380,000     TX Multifamily Housing Options (Affordable
                      Hsg.) 3                                            3.308 2  01/01/2039         38,310,916
-----------------------------------------------------------------------------------------------------------------
        1,770,000     TX Multifamily Hsg. Revenue Bond Pass-Thru
                      Certificates (MS Loveland/American
                      International Group Obligated Group)               6.000 2  11/01/2033          1,780,514
-----------------------------------------------------------------------------------------------------------------
        1,500,000     TX Multifamily Hsg. Revenue Bond Pass-Thru
                      Certificates (Skyway Villas)                       5.950    11/01/2034          1,536,690
-----------------------------------------------------------------------------------------------------------------
       39,960,000     TX Municipal Gas Acquisition & Supply Corp. 1      2.746 2  09/15/2027         31,970,037
-----------------------------------------------------------------------------------------------------------------
      351,000,000     TX Municipal Gas Acquisition & Supply Corp. 1      4.365 2  12/15/2017        289,153,800
-----------------------------------------------------------------------------------------------------------------
      722,955,000     TX Municipal Gas Acquisition & Supply Corp. 1,8    4.432 2  12/15/2026        477,179,649
-----------------------------------------------------------------------------------------------------------------
           40,000     TX Municipal Gas Acquisition & Supply Corp.        2.746 2  09/15/2027             32,002
-----------------------------------------------------------------------------------------------------------------
       15,000,000     TX Municipal Gas Acquisition & Supply Corp. 3      3.326 2  12/15/2026         11,386,350
-----------------------------------------------------------------------------------------------------------------
        4,360,000     TX Panhandle HFA (Amarillo Affordable Hsg.) 6,7    6.750    03/01/2031          3,120,147
-----------------------------------------------------------------------------------------------------------------
        3,075,000     TX Public Finance Authority Charter School
                      Finance Corp. (Cosmos Foundation) 6                5.375    02/15/2037          2,404,589
-----------------------------------------------------------------------------------------------------------------
        1,600,000     TX Public Finance Authority Charter School
                      Finance Corp. (Ed-Burnham Wood)                    6.250    09/01/2036          1,513,792
-----------------------------------------------------------------------------------------------------------------
           50,000     TX Student Hsg. Corp. (Midwestern State
                      University)                                        6.500    09/01/2022             51,842
-----------------------------------------------------------------------------------------------------------------
           50,000     TX Student Hsg. Corp. (University of North
                      Texas)                                             6.000    07/01/2011             48,920
-----------------------------------------------------------------------------------------------------------------
          635,000     TX Student Hsg. Corp. (University of North
                      Texas)                                             6.750    07/01/2021            588,245
-----------------------------------------------------------------------------------------------------------------
          200,000     TX Student Hsg. Corp. (University of North
                      Texas)                                             6.850    07/01/2031            177,706
-----------------------------------------------------------------------------------------------------------------
          100,000     TX Veterans Hsg. Assistance                        6.100    06/01/2021            102,686
-----------------------------------------------------------------------------------------------------------------
       10,000,000     TX Veterans Hsg. Assistance GO 1                   6.150    12/01/2028         10,135,700
-----------------------------------------------------------------------------------------------------------------
           50,000     TX Veterans Hsg. Assistance, Series B              5.800    12/01/2014             51,401
-----------------------------------------------------------------------------------------------------------------

                 42 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                        COUPON   MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
-----------------------------------------------------------------------------------------------------------------
 $      2,193,000     Vintage Township, TX Public Facilities Corp. 8     7.375%   10/01/2038    $     2,204,820
-----------------------------------------------------------------------------------------------------------------
          779,000     Vintage Township, TX Public Facilities Corp. 8     7.375    10/01/2038            783,199
                                                                                                -----------------
                                                                                                  1,734,165,803

-----------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--1.0%
          700,000     Northern Mariana Islands Commonwealth, Series A    6.750    10/01/2033            727,377
-----------------------------------------------------------------------------------------------------------------
       94,500,000     Puerto Rico Sales Tax Financing Corp.,
                      Series A 1                                         4.221 2  08/01/2057         68,517,225
                                                                                                -----------------
                                                                                                     69,244,602

-----------------------------------------------------------------------------------------------------------------
UTAH--0.2%
          650,000     Carbon County, UT Solid Waste Disposal (Allied
                      Waste Industries)                                  7.450    07/01/2017            655,707
-----------------------------------------------------------------------------------------------------------------
        2,085,000     Carbon County, UT Solid Waste Disposal (Allied
                      Waste Industries)                                  7.500    02/01/2010          2,091,589
-----------------------------------------------------------------------------------------------------------------
        2,800,000     Carbon County, UT Solid Waste Disposal
                      (Sunnyside Cogeneration)                           7.100    08/15/2023          2,825,368
-----------------------------------------------------------------------------------------------------------------
           85,000     Emery County, UT Pollution Control (Pacificorp)    5.625    11/01/2023             85,126
-----------------------------------------------------------------------------------------------------------------
           70,000     Tooele County, UT Hazardous Waste Treatment
                      (Union Pacific Corp.)                              5.700    11/01/2026             67,619
-----------------------------------------------------------------------------------------------------------------
        1,935,000     UT HFA (RHA Community Service of Utah)             6.875    07/01/2027          1,885,561
-----------------------------------------------------------------------------------------------------------------
           25,000     UT State Building Ownership Authority, Series A    5.750    08/15/2011             25,226
-----------------------------------------------------------------------------------------------------------------
        1,315,000     Utah County, UT Charter School (Lincoln
                      Academy)                                           5.875    06/15/2037          1,179,331
-----------------------------------------------------------------------------------------------------------------
          825,000     Utah County, UT Charter School (Renaissance
                      Academy)                                           5.625    07/15/2037            711,851
-----------------------------------------------------------------------------------------------------------------
        4,425,000     West Valley City, UT Sewer (East Hollywood
                      High School) 6                                     5.625    06/15/2037          3,818,775
                                                                                                -----------------
                                                                                                     13,346,153

-----------------------------------------------------------------------------------------------------------------
VERMONT--0.1%
        2,000,000     VT EDA (Wake Robin Corp.)                          5.375    05/01/2036          1,659,320
-----------------------------------------------------------------------------------------------------------------
           50,000     VT EDA (Wake Robin Corp.)                          6.000    03/01/2022             47,846
-----------------------------------------------------------------------------------------------------------------
        2,844,863     VT Educational & Health Buildings Financing
                      Agency (Marlboro College) 6                        3.570    04/01/2019          2,495,115
-----------------------------------------------------------------------------------------------------------------
           60,000     VT HFA (Single Family), Series 9                   5.400    05/01/2037             60,584
                                                                                                -----------------
                                                                                                      4,262,865

-----------------------------------------------------------------------------------------------------------------
VIRGINIA--1.7%
          570,000     Bedford County, VA IDA (Georgia-Pacific Corp.)     5.600    12/01/2025            467,280
-----------------------------------------------------------------------------------------------------------------
          595,000     Bedford County, VA IDA (Georgia-Pacific Corp.)     6.300    12/01/2025            528,217
-----------------------------------------------------------------------------------------------------------------
        2,535,000     Bedford County, VA IDA (Georgia-Pacific Corp.)     6.550    12/01/2025          2,311,996
-----------------------------------------------------------------------------------------------------------------
       15,035,000     Farms New Kent, VA Community Devel. Authority
                      Special Assessment                                 5.125    03/01/2036         10,171,478
-----------------------------------------------------------------------------------------------------------------
        9,000,000     Farms New Kent, VA Community Devel. Authority
                      Special Assessment 6                               5.450    03/01/2036          6,336,270
-----------------------------------------------------------------------------------------------------------------
        3,206,000     Farms New Kent, VA Community Devel. Authority
                      Special Assessment                                 5.800    03/01/2036          2,352,467
-----------------------------------------------------------------------------------------------------------------
          475,000     Giles County, VA IDA (Hoechst Celanese Corp.)      5.950    12/01/2025            418,418
-----------------------------------------------------------------------------------------------------------------
       10,000,000     Giles County, VA IDA (Hoechst Celanese Corp.)      6.450    05/01/2026          9,297,300
-----------------------------------------------------------------------------------------------------------------
        7,930,000     Giles County, VA IDA (Hoechst Celanese Corp.) 6    6.625    12/01/2022          7,436,913
-----------------------------------------------------------------------------------------------------------------
          235,000     Goochland County, VA IDA (Georgia-Pacific
                      Corp.)                                             5.650    12/01/2025            193,790
-----------------------------------------------------------------------------------------------------------------
        7,000,000     Halifax County, VA IDA (Old Dominion Electric
                      Cooperative)                                       5.625    06/01/2028          7,102,130
-----------------------------------------------------------------------------------------------------------------

                 43 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                        COUPON   MATURITY           VALUE
-----------------------------------------------------------------------------------------------------------------
VIRGINIA CONTINUED
-----------------------------------------------------------------------------------------------------------------
 $      3,325,000     Hampton, VA Redevel. and Hsg. Authority (Olde
                      Hampton)                                           6.500%   07/01/2016    $     3,110,903
-----------------------------------------------------------------------------------------------------------------
        1,990,000     Isle Wight County, VA IDA Environmental
                      Improvement (International Paper Company)          6.600    05/01/2024          2,018,178
-----------------------------------------------------------------------------------------------------------------
        4,000,000     Lewistown, VA Commerce Center Community Devel.
                      Authority                                          6.050    03/01/2027          3,555,160
-----------------------------------------------------------------------------------------------------------------
          350,000     Lynchburg, VA IDA (Westminster-Canterbury
                      Residential Care Facility)                         5.000    07/01/2031            300,801
-----------------------------------------------------------------------------------------------------------------
        3,000,000     New Port, VA CDA                                   5.600    09/01/2036          2,347,590
-----------------------------------------------------------------------------------------------------------------
        2,050,000     Norfolk, VA EDA, Series A                          6.000    11/01/2036          1,808,613
-----------------------------------------------------------------------------------------------------------------
        1,085,000     Norfolk, VA Redevel. & Hsg. Authority (First
                      Mtg.-Retirement Community)                         6.125    01/01/2035          1,006,555
-----------------------------------------------------------------------------------------------------------------
        9,675,000     Peninsula, VA Town Center Community Devel.
                      Authority Special Obligation 6                     6.450    09/01/2037          8,930,315
-----------------------------------------------------------------------------------------------------------------
        6,300,000     VA Celebrate South CDA Special Assessment          6.250    03/01/2037          5,497,569
-----------------------------------------------------------------------------------------------------------------
        3,400,000     VA H2O Community Devel. Authority                  5.200    09/01/2037          2,488,188
-----------------------------------------------------------------------------------------------------------------
       15,000,000     VA Hsg. Devel. Authority 1                         5.100    10/01/2035         14,277,150
-----------------------------------------------------------------------------------------------------------------
      308,700,000     VA Tobacco Settlement Authority                    7.075 5  06/01/2047         18,938,745
-----------------------------------------------------------------------------------------------------------------
        2,500,000     West Point, VA IDA Solid Waste (Chesapeake
                      Corp.)                                             6.375    03/01/2019          1,956,150
                                                                                                -----------------
                                                                                                    112,852,176

-----------------------------------------------------------------------------------------------------------------
WASHINGTON--1.3%
       12,000,000     Chelan County, WA Public Utility District No.
                      001 1                                              5.600    01/01/2036         12,047,580
-----------------------------------------------------------------------------------------------------------------
           30,000     Chelan County, WA Public Utility District No.
                      1 (Chelan Hydro System)                            5.250    07/01/2037             28,914
-----------------------------------------------------------------------------------------------------------------
           25,000     King County, WA Hsg. Authority (Cascadian
                      Apartments)                                        6.800    07/01/2019             25,039
-----------------------------------------------------------------------------------------------------------------
           70,000     King County, WA Hsg. Authority (Eastwood
                      Square Apartments)                                 5.450    01/01/2041             68,634
-----------------------------------------------------------------------------------------------------------------
           15,000     King County, WA Hsg. Authority (Kona Village)      6.700    01/01/2020             15,279
-----------------------------------------------------------------------------------------------------------------
          125,000     King County, WA Hsg. Authority (Southwood
                      Square Apartments)                                 6.100    10/01/2021            126,530
-----------------------------------------------------------------------------------------------------------------
          725,000     King County, WA Hsg. Authority (Southwood
                      Square Apartments)                                 6.200    10/01/2031            727,849
-----------------------------------------------------------------------------------------------------------------
           40,000     King County, WA Hsg. Authority (Woodridge Park)    6.250    05/01/2015             40,246
-----------------------------------------------------------------------------------------------------------------
           50,000     King County, WA Hsg. Authority (Woodridge Park)    6.350    05/01/2025             50,258
-----------------------------------------------------------------------------------------------------------------
        2,000,000     Kitsap County, WA Consolidated Hsg. Authority      5.500    06/01/2027          1,905,680
-----------------------------------------------------------------------------------------------------------------
        2,350,000     Kitsap County, WA Consolidated Hsg. Authority      5.600    06/01/2037          2,189,871
-----------------------------------------------------------------------------------------------------------------
           50,000     Kitsap County, WA Consolidated Hsg. Authority
                      (Heritage Apartments)                              6.100    10/01/2031             49,830
-----------------------------------------------------------------------------------------------------------------
        2,465,000     Port Camas, WA Public Industrial Corp. (James
                      River Corp. of Virginia)                           6.700    04/01/2023          2,311,529
-----------------------------------------------------------------------------------------------------------------
        5,000,000     Port of Seattle, WA Special Facility
                      (Northwest Airlines) 6                             7.125    04/01/2020          4,901,550
-----------------------------------------------------------------------------------------------------------------
       13,600,000     Port of Seattle, WA Special Facility
                      (Northwest Airlines)                               7.250    04/01/2030         13,271,424
-----------------------------------------------------------------------------------------------------------------
           50,000     Snohomish County, WA Hsg. Authority                6.400    04/01/2026             50,384
-----------------------------------------------------------------------------------------------------------------
        2,465,000     Snohomish County, WA Hsg. Authority (Westwood
                      Crossing Apartments)                               5.250    05/01/2037          2,177,088
-----------------------------------------------------------------------------------------------------------------
          100,000     Snohomish County, WA Hsg. Authority
                      (Whispering Pines Apartments)                      5.100    09/01/2015            100,534
-----------------------------------------------------------------------------------------------------------------

                 44 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                        COUPON   MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------
WASHINGTON CONTINUED
-----------------------------------------------------------------------------------------------------------------
 $      1,675,000     Snohomish County, WA Hsg. Authority
                      (Whispering Pines Apartments)                      5.600%   09/01/2025    $     1,626,944
-----------------------------------------------------------------------------------------------------------------
        1,250,000     Snohomish County, WA Hsg. Authority
                      (Whispering Pines Apartments)                      5.750    09/01/2030          1,210,963
-----------------------------------------------------------------------------------------------------------------
           75,000     Tacoma, WA Hsg. Authority (Polynesia Village
                      Apartments)                                        5.850    12/01/2022             75,029
-----------------------------------------------------------------------------------------------------------------
          105,000     Tacoma, WA Hsg. Authority (Polynesia Village
                      Apartments)                                        5.900    12/01/2027            105,029
-----------------------------------------------------------------------------------------------------------------
           20,000     Vancouver, WA Hsg. Authority                       5.625    03/01/2028             19,135
-----------------------------------------------------------------------------------------------------------------
       13,160,000     WA HFC (Single Family Programs) 1                  5.150    06/01/2037         12,425,738
-----------------------------------------------------------------------------------------------------------------
       10,760,000     WA Kalispel Tribe Indians Priority District 6      6.750    01/01/2038         10,426,870
-----------------------------------------------------------------------------------------------------------------
        4,460,000     WA Tobacco Settlement Authority (TASC) 6           6.500    06/01/2026          4,550,360
-----------------------------------------------------------------------------------------------------------------
       14,285,000     WA Tobacco Settlement Authority (TASC)             6.625    06/01/2032         14,381,709
                                                                                                -----------------
                                                                                                     84,909,996

-----------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--0.9%
       21,700,000     Braxton County, WV Solid Waste Disposal
                      (Weyerhaeuser Company) 1                           5.400    05/01/2025         19,604,200
-----------------------------------------------------------------------------------------------------------------
       13,435,000     Harrison County, WV Tax Increment (Charles
                      Pointe)                                            7.000    06/01/2028         12,971,358
-----------------------------------------------------------------------------------------------------------------
        1,840,000     Harrison County, WV Tax Increment (Charles
                      Pointe)                                            7.000    06/01/2035          1,795,398
-----------------------------------------------------------------------------------------------------------------
       13,710,000     Harrison County, WV Tax Increment (Charles
                      Pointe)                                            7.000    06/01/2035         12,987,209
-----------------------------------------------------------------------------------------------------------------
           25,000     Kingswood, WV Sewage System                        6.000    10/01/2025             25,098
-----------------------------------------------------------------------------------------------------------------
          600,000     Ohio County, WV Commission Special District
                      Excise Tax (Fort Henry Centre)                     5.625    03/01/2036            575,154
-----------------------------------------------------------------------------------------------------------------
           15,000     WV Hospital Finance Authority (Charleston Area
                      Medical Center)                                    7.250    10/01/2014             15,041
-----------------------------------------------------------------------------------------------------------------
        7,250,000     WV Hsg. Devel. Fund 1                              5.200    05/01/2038          6,890,993
-----------------------------------------------------------------------------------------------------------------
        7,385,000     WV State Hsg. Devel. Fund, Series D 1              5.350    11/01/2032          7,588,319
                                                                                                -----------------
                                                                                                     62,452,770

-----------------------------------------------------------------------------------------------------------------
WISCONSIN--1.6%
       28,000,000     Aztalan, WI Exempt Facility (Renew Energy)         7.500    05/01/2018         23,993,480
-----------------------------------------------------------------------------------------------------------------
           65,000     Badger, WI Tobacco Asset Securitization Corp.      6.125    06/01/2027             65,147
-----------------------------------------------------------------------------------------------------------------
       39,195,000     Badger, WI Tobacco Asset Securitization Corp.      6.375    06/01/2032         39,432,522
-----------------------------------------------------------------------------------------------------------------
        6,510,000     Kaukauna, WI Environmental Improvement
                      (International Paper Company)                      5.250    06/01/2029          5,442,100
-----------------------------------------------------------------------------------------------------------------
          660,000     Milwaukee, WI (Aero Milwaukee)                     6.500    01/01/2025            665,986
-----------------------------------------------------------------------------------------------------------------
        1,220,000     Milwaukee, WI (Air Cargo)                          7.500    01/01/2025          1,266,811
-----------------------------------------------------------------------------------------------------------------
        4,120,000     Necedah, WI Community Devel. Authority Exempt
                      Facility (Castle Rock Renewable Fuels) 6           7.500    03/01/2018          3,645,321
-----------------------------------------------------------------------------------------------------------------
          165,000     New Berlin, WI Hsg. Authority (Pinewood Creek)     6.800    11/01/2012            164,842
-----------------------------------------------------------------------------------------------------------------
          160,000     New Berlin, WI Hsg. Authority (Pinewood Creek)     6.850    05/01/2013            164,769
-----------------------------------------------------------------------------------------------------------------
        1,595,000     New Berlin, WI Hsg. Authority (Pinewood Creek)     7.125    05/01/2024          1,556,433
-----------------------------------------------------------------------------------------------------------------
        2,000,000     Onalaska, WI Community Devel. Authority
                      (Bethany Lutheran Homes)                           5.250    01/01/2042          1,723,840
-----------------------------------------------------------------------------------------------------------------
          200,000     Reedsburg, WI Industrial Devel. Revenue
                      (Seats, Inc.)                                      6.250    05/01/2019            194,054
-----------------------------------------------------------------------------------------------------------------
        1,750,000     Sokaogon, WI Chippewa Community (Gaming)           7.000    01/01/2026          1,598,293
-----------------------------------------------------------------------------------------------------------------
        1,800,000     Sokaogon, WI Chippewa Community (Gaming)           8.250    01/01/2017          1,699,074
-----------------------------------------------------------------------------------------------------------------
           35,000     WI GO                                              5.350    05/01/2028             34,703
-----------------------------------------------------------------------------------------------------------------

                 45 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                        COUPON   MATURITY            VALUE
-----------------------------------------------------------------------------------------------------------------
WISCONSIN CONTINUED
-----------------------------------------------------------------------------------------------------------------
 $        100,000     WI GO                                              5.350%   05/01/2028    $        99,756
-----------------------------------------------------------------------------------------------------------------
           20,000     WI GO                                              6.000    05/01/2027             20,031
-----------------------------------------------------------------------------------------------------------------
           55,000     WI H&EFA (Aurora Health Care)                      5.625    02/15/2029             52,626
-----------------------------------------------------------------------------------------------------------------
        1,600,000     WI H&EFA (Catholic Residential Services)           5.250    05/01/2028          1,313,648
-----------------------------------------------------------------------------------------------------------------
        1,000,000     WI H&EFA (Eastcastle Place)                        6.125    12/01/2034            926,660
-----------------------------------------------------------------------------------------------------------------
           20,000     WI H&EFA (Marshfield Clinic)                       5.750    02/15/2027             20,072
-----------------------------------------------------------------------------------------------------------------
           70,000     WI H&EFA (Marshfield Clinic)                       6.250    02/15/2029             72,771
-----------------------------------------------------------------------------------------------------------------
        1,650,000     WI H&EFA (St. Clare Terrance)                      5.750    12/01/2036          1,420,815
-----------------------------------------------------------------------------------------------------------------
        7,335,000     WI H&EFA (Wellington Homes) 6                      6.750    09/01/2037          6,861,379
-----------------------------------------------------------------------------------------------------------------
        1,300,000     WI H&EFA (Wisconsin Illinois Senior Hsg.)          5.650    08/01/2021          1,197,365
-----------------------------------------------------------------------------------------------------------------
        2,385,000     WI H&EFA (Wisconsin Illinois Senior Hsg.)          5.800    08/01/2029          2,147,526
-----------------------------------------------------------------------------------------------------------------
       14,100,000     WI Hsg. & EDA 1                                    5.100    09/01/2024         13,539,611
-----------------------------------------------------------------------------------------------------------------
           40,000     WI Hsg. & EDA                                      5.150    11/01/2045             37,015
                                                                                                -----------------
                                                                                                    109,356,650

-----------------------------------------------------------------------------------------------------------------
WYOMING--0.0%
           20,000     Afton, WY National Rural Utilities (Lower
                      Valley Power & Light)                              5.875    5/01/2026              20,129
                                                                                                  ---------------
Total Municipal Bonds and Notes (Cost $10,954,987,327)                                            9,420,322,144

           SHARES
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS--0.0%
-----------------------------------------------------------------------------------------------------------------
          138,801     Northwest Airlines Corp. 11, 12(Cost $1,933,134)                                1,340,818

        PRINCIPAL
           AMOUNT                                                        COUPON   MATURITY
-----------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--0.3%
-----------------------------------------------------------------------------------------------------------------
 $     19,621,753     Delta Air Lines, Inc., Sr. Unsec. Nts. 3
                      (Cost $19,425,538)                                  8.000%    12/01 15         16,923,762

TOTAL INVESTMENTS, AT VALUE (COST $10,976,345,999)-142.0%                                         9,438,586,724
-----------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(42.0)                                                     (2,790,300,370)
                                                                                                -----------------
NET ASSETS-100.0%                                                                               $ 6,648,286,354
                                                                                                =================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

2. Represents the current interest rate for a variable or increasing rate security.

3. Illiquid security. The aggregate value of illiquid securities as of April 30, 2008 was $390,007,030, which represents 5.87% of the Fund's net assets. See accompanying Notes.

4. Subject to a deferred-interest forebearance agreement. Rate shown is current rate.

5. Zero coupon bond reflects effective yield on the date of purchase.

6. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

7. Issue is in default. See accompanying Notes.

8. When-issued security or delayed delivery to be delivered and settled after April 30, 2008. See accompanying Notes.

9. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

10. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $6,104,340 or 0.09% of the Fund's net assets as of April 30, 2008.

11. A sufficient amount of liquid assets has been designated to cover outstanding written call options.

12. Non-income producing security.

TO SIMPLIFY THE  LISTINGS OF  SECURITIES,  ABBREVIATIONS  ARE USED PER THE TABLE
BELOW:

ADA                   Atlanta Devel. Authority
AHF                   American Housing Foundation
CAU                   Clark Atlanta University
CDA                   Communities Devel. Authority

                 46 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

CFGH                  Central Florida Group Homes
COP                   Certificates of Participation
CoMC                  Community Medical Center
DRIVERS               Derivative Inverse Tax Exempt Receipts
EDA                   Economic Devel. Authority
EDC                   Economic Devel. Corp.
EDFA                  Economic Devel. Finance Authority
EF&CD                 Environmental Facilities and Community Devel.
FMC                   Flagstaff Medical Center
GO                    General Obligation
GPA                   General Purpose Authority
H&EFA                 Health and Educational Facilities Authority
H&EFB                 Health and Educational Facilities Board
H&HEFA                Hospitals and Higher Education Facilities Authority
HDA                   Hospital Devel. Authority
HDC                   Housing Devel. Corp.
HE&HF                 Higher Educational and Housing Facilities
HE&HFA                Higher Education and Health Facilities Authority
HE&HFB                Health Educational and Housing Facility Board
HFA                   Housing Finance Agency
HFC                   Housing Finance Corp.
HFDC                  Health Facilities Devel. Corp.
IDA                   Industrial Devel. Agency
IDC                   Industrial Devel. Corp.
IF&PCFA               Industrial Facilities & Pollution Control Financing Authority
JDAM                  Julia Dyckman Andrus Memorial
JFK                   John Fitzgerald Kennedy
JGCCF                 Jewish Geriatric & Convalescent Center Foundation
LH                    Lowman Home
LS                    Lutheran Services
NTH                   North Terrace Housing
NYC                   New York City
RHA                   Resource Healthcare of America
Res Rec               Resource Recovery Facility
RITES                 Residual Interest Tax Exempt Security
ROLs                  Residual Option Longs
SHS                   Sunnyside Health Services
SPS                   Sunnyside Properties Sarasota
SR                    Sunnyside Retirement
TASC                  Tobacco Settlement Asset-Backed Bonds
VS                    Village Shalom
VH                    Village Housing
VSCF                  Village Shalom Charitable Foundation
WSREC                 West Suburban Recycling and Energy Corp.

--------------------------------------------------------------------------------
WRITTEN OPTIONS AS OF APRIL 30, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                  NUMBER OF       EXERCISE    EXPIRATION     PREMIUMS
DESCRIPTION                        TYPE           CONTRACTS          PRICE          DATE     RECEIVED       VALUE
--------------------------------------------------------------------------------------------------------------------
Northwest Airlines Corp.           Call                 300       $  12.50       6/23/08   $   43,400     $15,000

Northwest Airlines Corp.           Call                 400          17.50       6/23/08       54,199           -

Northwest Airlines Corp.           Call                 500          12.50       5/19/08       45,500       5,000
                                                                                           -------------------------
                                                                                           $  143,099     $20,000
                                                                                           =========================

                 47 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of April 30, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                        WHEN-ISSUED  OR DELAYED  DELIVERY
                                        BASIS TRANSACTIONS
---------------------------------------------------------------------------
Purchased securities                    $43,712,224
Sold securities                           8,054,517

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may invest up to 35% of its total assets (which includes the effects of leverage) in inverse floaters. Inverse floaters, including the effects of leverage, amount to $2,062,630,928 as of April 30, 2008.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of

                 48 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but do not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semainnual reports. At April 30, 2008, municipal bond holdings with a value of $2,655,576,921 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $2,566,210,212 in short-term floating rate notes issued and outstanding at that date.

At April 30, 2008, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

      PRINCIPAL                                                                COUPON        MATURITY
         AMOUNT    INVERSE FLOATER 1                                           RATE 2            DATE            VALUE
-----------------------------------------------------------------------------------------------------------------------------
$     1,815,000   AK HFC ROLs 3                                                12.407 %       12/1/37       $    1,445,502
      5,875,000   AL HFA ROLs                                                  10.758         10/1/32            5,830,233
      1,750,000   AR Devel. Finance Authority (Single Family Mtg.) ROLs 3      12.420          1/1/38            1,444,065
      9,480,000   Aurora, IL Single Family Mtg. ROLs                           13.618         12/1/39            9,841,378
     11,875,000   Aurora, IL Single Family Mtg. ROLs 3                         16.520         12/1/45           13,325,888
     41,500,000   AZ Health Facilities Authority ROLs 3                         2.517          1/1/37          (11,402,125)
      4,460,000   AZ Health Facilities Authority ROLs 3                         2.403          1/1/37           (1,225,385)
     13,570,000   AZ Health Facilities Authority ROLs 3                         2.403          1/1/37           (3,728,358)
      4,255,000   Braxton County, WV Solid Waste Disposal ROLs 3               16.591          5/1/25            2,159,200
      3,865,000   Brazos River Authority, TX Pollution Control ROLs 3          12.211          5/1/29              470,950
      7,500,000   CA Educational Funding Services ROLs 3                       16.260         12/1/42            7,573,050
     88,245,000   CA Golden State Tobacco Securitization Corp. RITES            7.871          6/1/47           61,216,439
      3,000,000   Chelan County, WA Public Utility District RITES              14.316          1/1/36            3,047,580
      2,000,000   Chicago, IL O'Hare International Airport ROLs 3              10.630          1/1/34            1,421,800
      2,500,000   Dallas-Fort Worth, TX International Airport ROLs             12.013         11/1/35            1,957,800
     10,255,000   Detroit, MI Sewer Disposal System                             2.157          7/1/32            6,179,663
      7,045,000   Detroit, MI Sewer Disposal System ROLs 3                      1.121          7/1/32               45,793
      2,595,000   District of Columbia HFA RITES                               11.050          6/1/38            1,995,555
      6,055,000   FL HFC ROLs 3                                                12.210          7/1/37            4,578,307
      2,500,000   FL HFC ROLs                                                  12.773          7/1/38            1,889,050
      9,005,000   Fulton County, GA RITES                                       5.030        11/15/28            4,979,495
                  Hialeah Gardens, FL Health Facilities Authority
      3,000,000   (Catholic Health Services Facilities) RITES                  13.265         8/15/31            2,927,400
      2,465,000   Houston, TX HFC ROLs 3                                       12.620         12/1/40            2,006,954
     40,550,000   Hunstville, AL Health Care Authority RITES                    4.910          6/1/32           19,099,456
     12,710,000   IA Tobacco Settlement Authority ROLs 3                       16.902          6/1/46            4,812,514
      4,500,000   Jacksonville, FL Health Facilities Authority ROLs            13.100        11/15/32            4,689,090
     23,795,000   Lehigh County, PA GPA ROLs 3                                  3.425         8/15/42            6,040,123
      5,550,000   Lehigh County, PA GPA ROLs 3                                  3.304         8/15/33            1,502,774
     19,650,000   Long Beach, CA Bond Finance Authority Natural
                  Gas ROLs 3                                                    6.438        11/15/33           (7,363,838)
      3,250,000   Long Beach, CA Harbor DRIVERS                                11.950         5/15/27            3,225,235
      5,455,000   MA H&EFA RITES                                                4.620        11/15/32            2,868,512

                 49 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

 13,020,000       MA HFA RITES 3                                               13.056          7/1/25           12,841,365
  2,085,000       MA HFA ROLs 3                                                13.208         12/1/49            1,726,380
  2,625,000       MA HFA ROLs 3                                                12.820          6/1/49            2,088,083
    945,000       ME Hsg. Authority Mtg. ROLs                                  12.236        11/15/22              941,730
  1,875,000       MI Hsg. Devel. Authority ROLs 3                              12.420          6/1/39            1,498,613
                  Milledgeville-Baldwin County, GA Devel. Authority
  9,960,000       (Georgia College & State University Foundation) ROLs 3        0.035         10/1/33           (3,239,789)
  1,993,645       Minneapolis & St. Paul, MN Hsg. Finance Board (Single
                  Family Mtg.) ROLs                                            12.156         11/1/38            1,371,508
 23,315,000       NE Central Plains Gas Energy ROLs 3                           1.641         12/1/26          (11,073,926)
  5,000,000       NE Central Plains Gas Energy ROLs 3                           2.783         12/1/26           (2,905,000)
  4,000,000       NE Central Plains Gas Energy ROLs 3                           2.783         12/1/26           (2,324,000)
 18,960,000       NJ Health Care RITES                                          4.570        11/15/33           10,341,920
  2,095,000       North Little Rock, AR Residential Hsg. Facilities Board
                  RITES                                                        14.540         8/20/45            1,940,012
 31,000,000       Northern CA Gas Authority ROLs 3                              1.827          7/1/27          (12,392,250)
  1,785,000       Oklahoma County, OK Finance Authority ROLs                   13.205         10/1/38            1,805,385
  9,450,000       Puerto Rico Sales Tax Financing Corp. ROLs 3                  6.594          8/1/57          (16,532,775)
  1,770,000       RI Hsg. & Mtg. Finance Corp. RITES                           11.651         10/1/22            1,763,734
  3,210,000       RI Hsg. & Mtg. Finance Corp. ROLs 3                          12.973         10/1/47            2,251,366
  2,875,000       RI Hsg. & Mtg. Finance Corp. ROLs 3                          11.620         10/1/48            1,709,130
  3,052,000       Sabine Neches, TX HFC (Single Family Mtg.) ROLs              11.637         12/1/39            2,827,129
 14,085,000       San Antonio, TX Convention Center ROLs 3                      9.411         7/15/39           10,917,845
  1,750,000       San Antonio, TX HFC (Multifamily Hsg.) ROLs 3                12.773         7/20/47            1,013,810
  2,730,000       Sayre, PA Health Care Facilities Authority ROLs 3             3.152         12/1/24              442,997
  4,920,000       Sayre, PA Health Care Facilities Authority ROLs 3             3.310         12/1/31              520,782
  2,710,000       SC Hsg. Finance & Devel. Authority ROLs                      12.489          7/1/34            2,290,004
 10,145,000       Southern CA Public Power Authority Natural Gas ROLs 3        11.914         11/1/38          (17,748,678)
 11,020,000       St. Joseph County, IN Hospital Authority ROLs 3               3.380         8/15/46            1,076,985
  4,830,000       Tarrant County, TX HFC (Village Creek Apartments) RITES       9.940         4/20/48            3,237,935
  2,735,000       Tarrant County, TX HFC ROLs 3                                12.416        12/20/48            1,969,966
  2,690,000       Tarrant County, TX HFC ROLs 3                                12.769        10/20/47            1,616,475
                  Tulsa County, OK Home Finance Authority (Single Family
  6,025,000       Mtg.) ROLs 3                                                 12.622         12/1/38            5,606,263
                  TX Dept. of Hsg. & Community Affairs (Multifamily Hsg.)
  1,690,000       ROLs 3                                                       12.605         6/20/47            1,280,243
 10,000,000       TX Dept. of Hsg. & Community Affairs RITES                   12.045          7/1/34            7,240,200
  2,500,000       TX GO RITES                                                  16.454         12/1/28            2,635,700
  7,995,000       TX Municipal Gas Acquisition & Supply Corp. ROLs 3            2.030         9/15/27                5,037
 70,200,000       TX Municipal Gas Acquisition & Supply Corp. ROLs 3            0.430        12/15/17            8,353,800
144,595,000       TX Municipal Gas Acquisition & Supply Corp. ROLs 3            1.180        12/15/26         (101,180,351)
  3,750,000       VA Hsg. Devel. Authority ROLs                                12.570         10/1/35            3,027,150
  3,290,000       WA HFC ROLs                                                  12.773          6/1/37            2,555,738
  3,725,000       WI Hsg. & EDA RITES                                          13.008          9/1/24            3,164,611
  1,845,000       WV Hsg. Devel. Fund RITES                                    13.640         11/1/32            2,048,319
  1,815,000       WV Hsg. Devel. Fund ROLs                                     12.963          5/1/38            1,455,993
  2,140,000       Yavapai County, AZ IDA (Solid Waste Disposal) ROLs 3         13.264          3/1/28              343,170
                                                                                                        ---------------------
                                                                                                        $       89,366,709
                                                                                                        =====================

                 50 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 46-47 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater".

3. Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of April 30, 2008, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $1,984,215,660.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of April 30, 2008, securities with an aggregate market value of $83,347,209, representing 1.25% of the Fund's net assets, were in default.

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to forego payment of the original coupon interest rates. As of April 30, 2008, securities with an aggregate market value of $16,416,217, representing 0.25% of the Fund's net assets, were subject to these forbearance agreements. Interest foregone by the Fund under these agreements is $313,860.

INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Written option activity for the period ended April 30, 2008 was as follows:

                 51 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                       CALL OPTIONS
                              ----------------------------------------
                                     NUMBER OF            AMOUNT OF
                                     CONTRACTS             PREMIUMS
----------------------------------------------------------------------
Options outstanding as of
July 31, 2007                                -      $             -
Options written                         36,881            4,263,450
Options closed or expired              (18,005)          (2,457,671)
Options exercised                      (17,676)          (1,662,680)
                              ----------------------------------------
Options outstanding as of
April 30, 2008                           1,200      $       143,099
                              ========================================

ILLIQUID SECURITIES

As of April 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations in the annual and semiannual reports.

The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1,250,000,000, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (2.9709% as of April 30, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of April 30, 2008, the Fund had borrowings outstanding at an interest rate of 2.9709%. Details of the borrowings for the period ended April 30, 2008 are as follows:

Average Daily Loan Balance                 $ 313,465,328
Average Daily Interest Rate                        4.695%
Fees Paid                                  $   1,007,024
Interest Paid                              $  10,504,617

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of April 30, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2008 are noted below. The primary

                 52 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $  11,077,860,383
Federal tax cost of other investments                  (143,099)
                                              --------------------
Total federal tax cost                        $  11,077,717,284
                                              ====================

Gross unrealized appreciation                 $      62,960,272
Gross unrealized depreciation                    (1,702,110,829)
                                              --------------------
Net unrealized depreciation                   $  (1,639,150,557)
                                              ====================



Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                         COUPON        MATURITY             VALUE
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--121.5%
----------------------------------------------------------------------------------------------------------------

NEW JERSEY--84.9%
 $  4,000,000    Bayonne, NJ Parking Authority (City Parking)          5.000%      06/15/2027     $  3,693,720
----------------------------------------------------------------------------------------------------------------
       10,000    Bergen County, NJ HDC                                 6.750       10/01/2018           10,161
----------------------------------------------------------------------------------------------------------------
       20,000    Bergen County, NJ HDC (Park Ridge)                    5.950       07/01/2025           21,051
----------------------------------------------------------------------------------------------------------------
       75,000    Bergen County, NJ Utilities Authority                 5.500       12/15/2016           75,155
----------------------------------------------------------------------------------------------------------------
       25,000    Berkeley, NJ HFC (Bayville Hsg.)                      5.750       08/01/2014           25,666
----------------------------------------------------------------------------------------------------------------
    3,000,000    Burlington County, NJ Bridge Commission
                 Economic Devel. (The Evergreens)                      5.625       01/01/2038        2,745,030
----------------------------------------------------------------------------------------------------------------
      225,000    Camden County, NJ PCFA (Camden County Energy
                 Recovery Associates)                                  7.500       12/01/2009          225,637
----------------------------------------------------------------------------------------------------------------
      100,000    Camden County, NJ PCFA (Camden County Energy
                 Recovery Associates)                                  7.500       12/01/2010          100,265
----------------------------------------------------------------------------------------------------------------
       20,000    Essex County, NJ Improvement Authority
                 (Sportsplex)                                          5.625       10/01/2023           20,064
----------------------------------------------------------------------------------------------------------------
      105,000    Essex County, NJ Improvement Authority
                 (Sportsplex)                                          5.625       10/01/2027          105,255
----------------------------------------------------------------------------------------------------------------
    1,135,000    Gloucester County, NJ HDC (Colonial Park)             6.200       09/15/2011        1,143,762
----------------------------------------------------------------------------------------------------------------
        5,000    Gloucester County, NJ Utilities Authority             5.125       01/01/2013            5,010
----------------------------------------------------------------------------------------------------------------
       25,000    Haledon, NJ School District                           5.625       02/01/2009           25,074
----------------------------------------------------------------------------------------------------------------
    3,835,000    Hudson County, NJ Solid Waste Improvement
                 Authority (Koppers Site)                              6.125       01/01/2029        3,555,429
----------------------------------------------------------------------------------------------------------------
    1,000,000    Hudson County, NJ Solid Waste Improvement
                 Authority, Series 1                                   6.000       01/01/2029          939,700
----------------------------------------------------------------------------------------------------------------
       10,000    Jackson, NJ Township Municipal Utilities
                 Authority                                             5.500       12/01/2015           10,220
----------------------------------------------------------------------------------------------------------------
       45,000    Mercer County, NJ Improvement Authority (Solid
                 Waste)                                                5.750       09/15/2016           46,022
----------------------------------------------------------------------------------------------------------------
       40,000    Middlesex County, NJ Improvement Authority
                 (Edison Township)                                     5.650       09/15/2011           40,106
----------------------------------------------------------------------------------------------------------------
      875,000    Middlesex County, NJ Improvement Authority
                 (Heldrich Center Hotel) 1                             5.000       01/01/2015          834,575
----------------------------------------------------------------------------------------------------------------
      500,000    Middlesex County, NJ Improvement Authority
                 (Heldrich Center Hotel)                               5.000       01/01/2020          455,490
----------------------------------------------------------------------------------------------------------------
    1,535,000    Middlesex County, NJ Improvement Authority
                 (Heldrich Center Hotel) 1                             5.000       01/01/2032        1,289,262
----------------------------------------------------------------------------------------------------------------
    1,100,000    Middlesex County, NJ Improvement Authority
                 (Heldrich Center Hotel) 1                             5.125       01/01/2037          921,151
----------------------------------------------------------------------------------------------------------------
      975,000    Middlesex County, NJ Improvement Authority
                 (Skyline Tower Urban Renewal Associates)              5.350       07/01/2034          977,028
----------------------------------------------------------------------------------------------------------------
       20,000    Middlesex County, NJ Improvement Authority
                 (South Plainfield Urban Renewal)                      5.500       09/01/2030           20,402
----------------------------------------------------------------------------------------------------------------
    2,500,000    Middlesex County, NJ Pollution Control Authority
                 (Amerada Hess Corp.)                                  6.050       09/15/2034        2,502,400
----------------------------------------------------------------------------------------------------------------
       45,000    Monmouth County, NJ Improvement Authority             5.000       02/01/2013           45,075
----------------------------------------------------------------------------------------------------------------
       15,000    Monmouth County, NJ Improvement Authority             5.450       07/15/2013           15,090
----------------------------------------------------------------------------------------------------------------
       75,000    Morris-Union, NJ Joint Commission COP                 7.300       08/01/2009           75,170
----------------------------------------------------------------------------------------------------------------
       10,000    Morristown, NJ GO                                     5.300       03/01/2021           10,016
----------------------------------------------------------------------------------------------------------------
       35,000    New Brunswick, NJ Hsg. & Urban Devel. Authority       5.500       08/01/2011           35,077
----------------------------------------------------------------------------------------------------------------
       65,000    New Brunswick, NJ Hsg. & Urban Devel. Authority       5.750       07/01/2024           65,245
----------------------------------------------------------------------------------------------------------------
       50,000    Newark, NJ Hsg. Authority (Lock Street Urban
                 Renewal Partnership)                                  6.400       01/20/2034           51,375
----------------------------------------------------------------------------------------------------------------
       50,000    Newark, NJ Hsg. Finance Corp. (Section 8
                 Assisted Hsg.)                                        7.300       04/01/2020           51,685
----------------------------------------------------------------------------------------------------------------

                   1 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                         COUPON        MATURITY             VALUE
----------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
----------------------------------------------------------------------------------------------------------------
 $     60,000    Newark, NJ School Qualified Bond Act                  5.300%      09/01/2017     $     60,115
----------------------------------------------------------------------------------------------------------------
    2,045,000    NJ EDA (American Airlines) 1                          7.100       11/01/2031        1,505,345
----------------------------------------------------------------------------------------------------------------
    6,060,000    NJ EDA (Applewood Estates)                            5.000       10/01/2035        5,617,135
----------------------------------------------------------------------------------------------------------------
       50,000    NJ EDA (Bristol Glen)                                 5.750       07/01/2029           46,584
----------------------------------------------------------------------------------------------------------------
    1,050,000    NJ EDA (Burlington Coat Factory Warehouse of
                 New Jersey)                                           6.125       09/01/2010        1,051,302
----------------------------------------------------------------------------------------------------------------
    1,130,000    NJ EDA (Cadbury at Cherry Hill)                       5.500       07/01/2018        1,073,737
----------------------------------------------------------------------------------------------------------------
       25,000    NJ EDA (Cadbury at Cherry Hill)                       5.500       07/01/2028           21,792
----------------------------------------------------------------------------------------------------------------
      110,000    NJ EDA (Cigarette Tax)                                5.625       06/15/2017          109,992
----------------------------------------------------------------------------------------------------------------
       25,000    NJ EDA (Consumers New Jersey Water Company)           5.100       09/01/2032           23,827
----------------------------------------------------------------------------------------------------------------
      570,000    NJ EDA (Continental Airlines) 1                       5.500       04/01/2028          421,253
----------------------------------------------------------------------------------------------------------------
   17,555,000    NJ EDA (Continental Airlines)                         6.250       09/15/2019       15,604,288
----------------------------------------------------------------------------------------------------------------
    4,375,000    NJ EDA (Continental Airlines) 1                       6.250       09/15/2029        3,680,469
----------------------------------------------------------------------------------------------------------------
    7,240,000    NJ EDA (Continental Airlines)                         6.400       09/15/2023        6,349,190
----------------------------------------------------------------------------------------------------------------
    3,620,000    NJ EDA (Continental Airlines) 1                       6.625       09/15/2012        3,485,734
----------------------------------------------------------------------------------------------------------------
   11,430,000    NJ EDA (Continental Airlines)                         7.000       11/15/2030       10,482,910
----------------------------------------------------------------------------------------------------------------
    9,475,000    NJ EDA (Continental Airlines)                         9.000       06/01/2033       10,014,033
----------------------------------------------------------------------------------------------------------------
    5,000,000    NJ EDA (Converted Organics of Woodbridge)             8.000       08/01/2027        4,248,750
----------------------------------------------------------------------------------------------------------------
    3,100,000    NJ EDA (Cranes Mill) 1                                5.100       06/01/2027        2,854,697
----------------------------------------------------------------------------------------------------------------
       70,000    NJ EDA (Dept. of Human Services)                      5.000       07/01/2022           71,714
----------------------------------------------------------------------------------------------------------------
      160,000    NJ EDA (Dept. of Human Services)                      6.250       07/01/2024          169,990
----------------------------------------------------------------------------------------------------------------
      115,000    NJ EDA (Devereux Foundation)                          5.450       05/01/2027          115,722
----------------------------------------------------------------------------------------------------------------
    1,500,000    NJ EDA (Elizabethtown Water Company)                  5.600       12/01/2025        1,501,110
----------------------------------------------------------------------------------------------------------------
    3,800,000    NJ EDA (Empowerment Zone-Cumberland) 1,2              7.750       08/01/2021        2,375,304
----------------------------------------------------------------------------------------------------------------
       20,000    NJ EDA (Fellowship Village)                           5.500       01/01/2018           20,092
----------------------------------------------------------------------------------------------------------------
      290,000    NJ EDA (General Motors Corp.)                         5.350       04/01/2009          285,302
----------------------------------------------------------------------------------------------------------------
    6,000,000    NJ EDA (GMT Realty)                                   6.875       01/01/2037        6,030,420
----------------------------------------------------------------------------------------------------------------
       25,000    NJ EDA (Greater New York Councils Boy Scouts
                 of America)                                           5.450       09/01/2023           25,160
----------------------------------------------------------------------------------------------------------------
      320,000    NJ EDA (Hackensack Water Company)                     5.800       03/01/2024          320,573
----------------------------------------------------------------------------------------------------------------
      300,000    NJ EDA (Hackensack Water Company)                     5.900       03/01/2024          300,132
----------------------------------------------------------------------------------------------------------------
   18,860,000    NJ EDA (Hamilton Care)                                6.650       11/01/2037       17,535,274
----------------------------------------------------------------------------------------------------------------
    3,700,000    NJ EDA (JVG Properties) 1                             5.375       03/01/2019        3,708,880
----------------------------------------------------------------------------------------------------------------
    2,500,000    NJ EDA (Kapkowski Road Landfill) 1                    6.500       04/01/2031        2,555,450
----------------------------------------------------------------------------------------------------------------
      165,000    NJ EDA (Keswick Pines)                                5.600       01/01/2012          164,992
----------------------------------------------------------------------------------------------------------------
       45,000    NJ EDA (Kullman Associates)                           6.125       06/01/2018           38,484
----------------------------------------------------------------------------------------------------------------
      150,000    NJ EDA (Kullman Associates)                           6.750       07/01/2019          128,387
----------------------------------------------------------------------------------------------------------------
      160,000    NJ EDA (Leisure Park) 1                               5.875       12/01/2027          149,000
----------------------------------------------------------------------------------------------------------------
       90,000    NJ EDA (Liberty State Park Lease Rental)              5.750       03/15/2022           90,145
----------------------------------------------------------------------------------------------------------------
    8,680,000    NJ EDA (Liberty Street Park) 3                        5.000       03/01/2027        8,911,886
----------------------------------------------------------------------------------------------------------------
      810,000    NJ EDA (Lions Gate)                                   5.750       01/01/2025          745,929
----------------------------------------------------------------------------------------------------------------
    1,345,000    NJ EDA (Lions Gate)                                   5.875       01/01/2037        1,179,350
----------------------------------------------------------------------------------------------------------------
    1,860,000    NJ EDA (Lutheran Social Ministries at Crane's
                 Mill)                                                 5.000       06/01/2015        1,875,382
----------------------------------------------------------------------------------------------------------------
       30,000    NJ EDA (Manchester Manor)                             6.700       08/01/2022           30,068
----------------------------------------------------------------------------------------------------------------
    1,000,000    NJ EDA (Marcus L. Ward Home)                          5.750       11/01/2024        1,007,540
----------------------------------------------------------------------------------------------------------------
    1,200,000    NJ EDA (Marcus L. Ward Home)                          5.800       11/01/2031        1,174,992
----------------------------------------------------------------------------------------------------------------
    2,380,000    NJ EDA (Masonic Charity Foundation of New
                 Jersey) 1                                             5.500       06/01/2031        2,432,741
----------------------------------------------------------------------------------------------------------------
    1,250,000    NJ EDA (Masonic Charity Foundation of New
                 Jersey)                                               5.875       06/01/2018        1,325,213
----------------------------------------------------------------------------------------------------------------

                    2 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                         COUPON        MATURITY             VALUE
----------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
----------------------------------------------------------------------------------------------------------------
 $  1,750,000    NJ EDA (Masonic Charity Foundation of New
                 Jersey) 1                                             6.000%      06/01/2025     $  1,855,595
----------------------------------------------------------------------------------------------------------------
      255,000    NJ EDA (Middlesex Water Company)                      5.200       10/01/2022          255,757
----------------------------------------------------------------------------------------------------------------
      500,000    NJ EDA (Middlesex Water Company)                      5.250       10/01/2023          499,975
----------------------------------------------------------------------------------------------------------------
    1,100,000    NJ EDA (Middlesex Water Company)                      5.250       02/01/2029        1,082,158
----------------------------------------------------------------------------------------------------------------
      770,000    NJ EDA (Middlesex Water Company)                      5.350       02/01/2038          756,433
----------------------------------------------------------------------------------------------------------------
        5,000    NJ EDA (New Jersey American Water Company)            5.250       11/01/2032            4,866
----------------------------------------------------------------------------------------------------------------
    2,800,000    NJ EDA (New Jersey American Water Company)            5.250       07/01/2038        2,685,340
----------------------------------------------------------------------------------------------------------------
      200,000    NJ EDA (New Jersey American Water Company)            5.350       06/01/2023          200,248
----------------------------------------------------------------------------------------------------------------
      255,000    NJ EDA (New Jersey American Water Company)            5.350       06/01/2023          255,311
----------------------------------------------------------------------------------------------------------------
    1,560,000    NJ EDA (New Jersey American Water Company) 1          5.375       05/01/2032        1,540,328
----------------------------------------------------------------------------------------------------------------
      980,000    NJ EDA (New Jersey American Water Company)            5.500       06/01/2023          980,010
----------------------------------------------------------------------------------------------------------------
   11,565,000    NJ EDA (New Jersey American Water Company)            5.950       11/01/2029       11,593,103
----------------------------------------------------------------------------------------------------------------
    1,115,000    NJ EDA (New Jersey American Water Company)            6.000       05/01/2036        1,117,776
----------------------------------------------------------------------------------------------------------------
    6,760,000    NJ EDA (New Jersey American Water Company)            6.875       11/01/2034        6,837,199
----------------------------------------------------------------------------------------------------------------
      120,000    NJ EDA (New Jersey Natural Gas Company)               5.000       12/01/2038          110,994
----------------------------------------------------------------------------------------------------------------
       50,000    NJ EDA (New Jersey Transit Corp.)                     5.650       12/15/2012           50,112
----------------------------------------------------------------------------------------------------------------
       25,000    NJ EDA (New Jersey Transit Corp.)                     5.700       12/15/2013           25,058
----------------------------------------------------------------------------------------------------------------
       30,000    NJ EDA (New Jersey Transit Corp.)                     5.750       12/15/2017           30,075
----------------------------------------------------------------------------------------------------------------
       10,000    NJ EDA (New Jersey Transit Corp.)                     5.750       12/15/2017           10,024
----------------------------------------------------------------------------------------------------------------
      400,000    NJ EDA (Newark Downtown District Management
                 Corp.)                                                5.125       06/15/2027          377,620
----------------------------------------------------------------------------------------------------------------
      700,000    NJ EDA (Newark Downtown District Management
                 Corp.)                                                5.125       06/15/2037          616,546
----------------------------------------------------------------------------------------------------------------
    3,995,000    NJ EDA (Nui Corp.)                                    5.250       11/01/2033        3,546,801
----------------------------------------------------------------------------------------------------------------
    2,780,000    NJ EDA (Nui Corp.)                                    5.250       11/01/2033        2,372,925
----------------------------------------------------------------------------------------------------------------
    8,000,000    NJ EDA (Pingry School)                                5.000       11/01/2038        7,240,480
----------------------------------------------------------------------------------------------------------------
       10,000    NJ EDA (Presbyterian Home at Montgomery)              6.250       11/01/2020            9,919
----------------------------------------------------------------------------------------------------------------
    5,980,000    NJ EDA (Public Service Electric and Gas) 1            6.400       05/01/2032        6,028,199
----------------------------------------------------------------------------------------------------------------
    1,165,000    NJ EDA (Reformed Church Ministries to the Aging
                 The Particulare Synod Mid-Atlantics)                  5.375       12/01/2018        1,113,926
----------------------------------------------------------------------------------------------------------------
   10,000,000    NJ EDA (School Facilities Construction) 3             5.000       09/01/2036       10,197,450
----------------------------------------------------------------------------------------------------------------
   18,080,000    NJ EDA (School Facilities Construction) 3             5.125       03/01/2028       18,640,932
----------------------------------------------------------------------------------------------------------------
   36,180,000    NJ EDA (School Facilities Construction) 3             5.125       03/01/2030       37,110,369
----------------------------------------------------------------------------------------------------------------
    1,215,000    NJ EDA (St. Francis Life Care Corp.)                  5.700       10/01/2017        1,158,345
----------------------------------------------------------------------------------------------------------------
    2,230,000    NJ EDA (St. Francis Life Care Corp.)                  5.750       10/01/2023        2,086,009
----------------------------------------------------------------------------------------------------------------
      115,000    NJ EDA (The Presbyterian Home at Montgomery)          6.375       11/01/2031          112,200
----------------------------------------------------------------------------------------------------------------
    3,360,000    NJ EDA (Trigen-Trenton District Energy Company)       6.200       12/01/2010        3,365,880
----------------------------------------------------------------------------------------------------------------
       20,000    NJ EDA (United Methodist Homes of New Jersey)         5.125       07/01/2018           18,349
----------------------------------------------------------------------------------------------------------------
    2,370,000    NJ EDA (United Methodist Homes of New Jersey) 1       5.125       07/01/2025        2,015,543
----------------------------------------------------------------------------------------------------------------
       45,000    NJ EDA (United Methodist Homes of New Jersey)         7.200       07/01/2010           45,059
----------------------------------------------------------------------------------------------------------------
      595,000    NJ EDA (United Water New Jersey) 1                    5.000       11/01/2028          571,408
----------------------------------------------------------------------------------------------------------------
    2,500,000    NJ EDA Retirement Community (Seabrook Village)        5.250       11/15/2026        2,207,700
----------------------------------------------------------------------------------------------------------------
    3,500,000    NJ EDA Retirement Community (Seabrook Village) 1      5.250       11/15/2036        2,953,090
----------------------------------------------------------------------------------------------------------------
       90,000    NJ Educational Facilities Authority (Beth
                 Medrash Govoha America)                               6.375       07/01/2030           90,591
----------------------------------------------------------------------------------------------------------------
      625,000    NJ Educational Facilities Authority (Fairleigh
                 Dickinson University), Series D                       5.250       07/01/2032          583,250
----------------------------------------------------------------------------------------------------------------
   17,000,000    NJ Educational Facilities Authority (Fairleigh
                 Dickinson University), Series D                       6.000       07/01/2025       17,342,040
----------------------------------------------------------------------------------------------------------------

                    3 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                         COUPON        MATURITY             VALUE
----------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
----------------------------------------------------------------------------------------------------------------
 $      5,000    NJ Educational Facilities Authority (Institute
                 for Advance Study)                                    5.000%      07/01/2021     $      5,025
----------------------------------------------------------------------------------------------------------------
       15,000    NJ Educational Facilities Authority (Jersey
                 City State College)                                   6.250       07/01/2010           15,044
----------------------------------------------------------------------------------------------------------------
      160,000    NJ Educational Facilities Authority (Monmouth
                 University)                                           5.625       07/01/2013          160,178
----------------------------------------------------------------------------------------------------------------
    2,000,000    NJ Educational Facilities Authority (Monmouth
                 University)                                           5.800       07/01/2022        2,014,400
----------------------------------------------------------------------------------------------------------------
    3,500,000    NJ Educational Facilities Authority (Rider
                 University) 1                                         5.000       07/01/2037        3,444,315
----------------------------------------------------------------------------------------------------------------
        5,000    NJ Educational Facilities Authority (Stevens
                 Institute of Technology)                              5.000       07/01/2018            5,074
----------------------------------------------------------------------------------------------------------------
    4,250,000    NJ Educational Facilities Authority (Stevens
                 Institute of Technology)                              5.000       07/01/2034        3,784,285
----------------------------------------------------------------------------------------------------------------
       25,000    NJ Educational Facilities Authority
                 (University of Medicine & Dentistry)                  5.125       12/01/2011           25,038
----------------------------------------------------------------------------------------------------------------
       50,000    NJ Educational Facilities Authority
                 (University of Medicine & Dentistry)                  5.125       12/01/2012           50,067
----------------------------------------------------------------------------------------------------------------
      175,000    NJ Educational Facilities Authority
                 (University of Medicine & Dentistry)                  5.250       12/01/2013          175,231
----------------------------------------------------------------------------------------------------------------
      140,000    NJ Educational Facilities Authority
                 (University of Medicine & Dentistry)                  5.250       12/01/2014          140,171
----------------------------------------------------------------------------------------------------------------
       90,000    NJ Educational Facilities Authority
                 (University of Medicine & Dentistry)                  5.250       12/01/2015           90,100
----------------------------------------------------------------------------------------------------------------
      530,000    NJ Educational Facilities Authority
                 (University of Medicine & Dentistry) 1                5.250       12/01/2021          530,270
----------------------------------------------------------------------------------------------------------------
      705,000    NJ Educational Facilities Authority
                 (University of Medicine & Dentistry)                  5.250       12/01/2021          705,388
----------------------------------------------------------------------------------------------------------------
      115,000    NJ Educational Facilities Authority
                 (University of Medicine & Dentistry)                  5.250       12/01/2025          115,033
----------------------------------------------------------------------------------------------------------------
      190,000    NJ Educational Facilities Authority
                 (University of Medicine & Dentistry)                  5.250       12/01/2025          190,065
----------------------------------------------------------------------------------------------------------------
       80,000    NJ Environmental Infrastructure                       5.000       09/01/2020           80,516
----------------------------------------------------------------------------------------------------------------
    5,000,000    NJ Health Care Facilities Financing Authority
                 (AHS Hospital Corp.) 4                                5.000       07/01/2027        4,935,950
----------------------------------------------------------------------------------------------------------------
       10,000    NJ Health Care Facilities Financing Authority
                 (Allegany Health System Obligated Group)              5.200       07/01/2018           10,451
----------------------------------------------------------------------------------------------------------------
      475,000    NJ Health Care Facilities Financing Authority
                 (Avalon at Hillsborough)                              6.150       07/01/2020          453,478
----------------------------------------------------------------------------------------------------------------
      750,000    NJ Health Care Facilities Financing Authority
                 (Avalon at Hillsborough)                              6.375       07/01/2025          713,543
----------------------------------------------------------------------------------------------------------------
      565,000    NJ Health Care Facilities Financing Authority
                 (Avalon at Hillsborough)                              6.625       07/01/2035          535,400
----------------------------------------------------------------------------------------------------------------
      150,000    NJ Health Care Facilities Financing Authority
                 (Capital Health System)                               5.250       07/01/2017          151,952
----------------------------------------------------------------------------------------------------------------
      160,000    NJ Health Care Facilities Financing Authority
                 (Capital Health System)                               5.250       07/01/2027          156,397
----------------------------------------------------------------------------------------------------------------
      110,000    NJ Health Care Facilities Financing Authority
                 (Capital Health System)                               5.375       07/01/2033          104,399
----------------------------------------------------------------------------------------------------------------
    4,145,000    NJ Health Care Facilities Financing Authority
                 (Capital Health System)                               5.750       07/01/2023        4,228,024
----------------------------------------------------------------------------------------------------------------

                    4 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                         COUPON        MATURITY             VALUE
----------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
----------------------------------------------------------------------------------------------------------------
 $    610,000    NJ Health Care Facilities Financing Authority
                 (Catholic Health East/Mercy Medical/McCauley
                 Center Obligated Group)                               2.857% 5    11/15/2033     $    448,381
----------------------------------------------------------------------------------------------------------------
   39,395,000    NJ Health Care Facilities Financing Authority
                 (Catholic Health East/Mercy
                 Medical/McCauleyCenter Obligated Group) 3             2.854 5     11/15/2033       28,955,970
----------------------------------------------------------------------------------------------------------------
    1,000,000    NJ Health Care Facilities Financing Authority
                 (Children's Specialized Hospital)                     5.500       07/01/2036          922,160
----------------------------------------------------------------------------------------------------------------
       80,000    NJ Health Care Facilities Financing Authority
                 (Chilton Memorial Hospital)                           5.000       07/01/2013           80,045
----------------------------------------------------------------------------------------------------------------
       35,000    NJ Health Care Facilities Financing Authority
                 (CMC/KMCC Obligated Group)                            5.500       07/01/2027           35,131
----------------------------------------------------------------------------------------------------------------
      140,000    NJ Health Care Facilities Financing Authority
                 (CMMC/CMHS Obligated Group)                           5.000       07/01/2025          140,301
----------------------------------------------------------------------------------------------------------------
    1,010,000    NJ Health Care Facilities Financing Authority
                 (Columbus Hospital)                                   7.500       07/01/2021          914,575
----------------------------------------------------------------------------------------------------------------
       50,000    NJ Health Care Facilities Financing Authority
                 (CoMC/KMCC Obligated Group)                           5.500       07/01/2017           50,683
----------------------------------------------------------------------------------------------------------------
       10,000    NJ Health Care Facilities Financing Authority
                 (Community Hospital Group/Hartwyck at Oak Tree
                 Obligated Group)                                      5.000       07/01/2025           10,048
----------------------------------------------------------------------------------------------------------------
    7,480,000    NJ Health Care Facilities Financing Authority
                 (Greystone Park Psychiatric Hospital) 3               5.000       09/15/2026        7,562,654
----------------------------------------------------------------------------------------------------------------
    4,000,000    NJ Health Care Facilities Financing Authority
                 (Greystone Park Psychiatric Hospital) 3               5.000       09/15/2027        4,044,200
----------------------------------------------------------------------------------------------------------------
    4,000,000    NJ Health Care Facilities Financing Authority
                 (Greystone Park Psychiatric Hospital) 3               5.000       09/15/2028        4,044,200
----------------------------------------------------------------------------------------------------------------
       15,000    NJ Health Care Facilities Financing Authority
                 (Greystone Park Psychiatric Hospital)                 5.000       09/15/2026           15,193
----------------------------------------------------------------------------------------------------------------
      290,000    NJ Health Care Facilities Financing Authority
                 (Hackensack University Medical Center)                5.000       01/01/2028          290,682
----------------------------------------------------------------------------------------------------------------
      750,000    NJ Health Care Facilities Financing Authority
                 (Hebrew Old Age Center of Atlantic City)              5.300       11/01/2026          652,695
----------------------------------------------------------------------------------------------------------------
    1,000,000    NJ Health Care Facilities Financing Authority
                 (Hebrew Old Age Center of Atlantic City)              5.375       11/01/2036          839,640
----------------------------------------------------------------------------------------------------------------
    1,260,000    NJ Health Care Facilities Financing Authority
                 (Holy Name Hospital)                                  5.000       07/01/2036        1,097,296
----------------------------------------------------------------------------------------------------------------
    2,500,000    NJ Health Care Facilities Financing Authority
                 (Hunterdon Medical Center)                            5.125       07/01/2035        2,454,850
----------------------------------------------------------------------------------------------------------------
       45,000    NJ Health Care Facilities Financing Authority
                 (Ocean Nursing Pavilion/Meridian Hospitals
                 Corp.)                                                5.250       07/01/2019           46,348
----------------------------------------------------------------------------------------------------------------
       25,000    NJ Health Care Facilities Financing Authority
                 (ONP/MHC Obligated Group)                             5.375       07/01/2024           25,731
----------------------------------------------------------------------------------------------------------------
       50,000    NJ Health Care Facilities Financing Authority
                 (Palisades Medical Center)                            5.200       07/01/2019           47,006
----------------------------------------------------------------------------------------------------------------
      360,000    NJ Health Care Facilities Financing Authority
                 (Palisades Medical Center)                            5.250       07/01/2028          314,539
----------------------------------------------------------------------------------------------------------------
    1,430,000    NJ Health Care Facilities Financing Authority
                 (Pascack Valley Hospital Assoc.) 2,6                  5.125       07/01/2018          920,920
----------------------------------------------------------------------------------------------------------------
    5,755,000    NJ Health Care Facilities Financing Authority
                 (Pascack Valley Hospital Assoc.) 2,6                  5.125       07/01/2028        3,663,058
----------------------------------------------------------------------------------------------------------------

                    5 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                         COUPON        MATURITY             VALUE
----------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
----------------------------------------------------------------------------------------------------------------
$     135,000    NJ Health Care Facilities Financing Authority
                 (Pascack Valley Hospital Assoc.) 2,6                  6.625%      07/01/2036     $     86,940
----------------------------------------------------------------------------------------------------------------
    1,300,000    NJ Health Care Facilities Financing Authority
                 (Raritan Bay Medical Center)                          7.250       07/01/2014        1,300,117
----------------------------------------------------------------------------------------------------------------
    9,830,000    NJ Health Care Facilities Financing Authority
                 (Raritan Bay Medical Center)                          7.250       07/01/2027        9,634,481
----------------------------------------------------------------------------------------------------------------
       50,000    NJ Health Care Facilities Financing Authority
                 (RWJ University Hospital)                             5.600       07/01/2015           51,791
----------------------------------------------------------------------------------------------------------------
    1,100,000    NJ Health Care Facilities Financing Authority
                 (RWJ University Hospital)                             5.750       07/01/2025        1,134,606
----------------------------------------------------------------------------------------------------------------
       25,000    NJ Health Care Facilities Financing Authority
                 (Society of the Valley Hospital)                      5.375       07/01/2025           25,722
----------------------------------------------------------------------------------------------------------------
       20,000    NJ Health Care Facilities Financing Authority
                 (Society of the Valley Hospital)                      5.500       07/01/2020           20,808
----------------------------------------------------------------------------------------------------------------
       10,000    NJ Health Care Facilities Financing Authority
                 (Somerset Medical Center)                             5.500       07/01/2023            9,021
----------------------------------------------------------------------------------------------------------------
       70,000    NJ Health Care Facilities Financing Authority
                 (Somerset Medical Center)                             5.500       07/01/2033           58,474
----------------------------------------------------------------------------------------------------------------
      250,000    NJ Health Care Facilities Financing Authority
                 (South Jersey Hospital System)                        5.000       07/01/2036          243,353
----------------------------------------------------------------------------------------------------------------
    2,505,000    NJ Health Care Facilities Financing Authority
                 (South Jersey Hospital System)                        5.000       07/01/2046        2,397,661
----------------------------------------------------------------------------------------------------------------
   37,955,000    NJ Health Care Facilities Financing Authority
                 (St. Barnabas Corp./St. Barnabas Medical
                 Center Obligated Group)                               6.250 7     07/01/2030        8,193,725
----------------------------------------------------------------------------------------------------------------
        5,000    NJ Health Care Facilities Financing Authority
                 (St. Barnabas)                                        5.000       07/01/2024            5,145
----------------------------------------------------------------------------------------------------------------
       45,000    NJ Health Care Facilities Financing Authority
                 (St. Barnabas)                                        5.000       07/01/2024           45,362
----------------------------------------------------------------------------------------------------------------
       45,000    NJ Health Care Facilities Financing Authority
                 (St. Joseph's Hospital & Medical Center)              5.700       07/01/2011           45,227
----------------------------------------------------------------------------------------------------------------
    3,880,000    NJ Health Care Facilities Financing Authority
                 (St. Joseph's Hospital & Medical Center)              5.750       07/01/2016        3,892,998
----------------------------------------------------------------------------------------------------------------
      800,000    NJ Health Care Facilities Financing Authority
                 (St. Joseph's Hospital & Medical Center)              6.000       07/01/2026          802,960
----------------------------------------------------------------------------------------------------------------
       30,000    NJ Health Care Facilities Financing Authority
                 (St. Peter's Hospital)                                5.000       07/01/2013           30,050
----------------------------------------------------------------------------------------------------------------
      500,000    NJ Health Care Facilities Financing Authority
                 (St. Peter's University Hospital/Margaret
                 McLaughlin McCarrick Care Center Obligated
                 Group)                                                6.875       07/01/2020          514,035
----------------------------------------------------------------------------------------------------------------
    1,025,000    NJ Health Care Facilities Financing Authority
                 (St. Peter's University Hospital/Margaret
                 McLaughlin McCarrick Care Center Obligated
                 Group)                                                6.875       07/01/2030        1,044,547
----------------------------------------------------------------------------------------------------------------
       50,000    NJ Health Care Facilities Financing Authority
                 (THGS/THGSF Obligated Group)                          5.200       07/01/2031           48,619
----------------------------------------------------------------------------------------------------------------
    2,000,000    NJ Health Care Facilities Financing Authority
                 (Trinitas Hospital)                                   5.250       07/01/2030        1,812,700
----------------------------------------------------------------------------------------------------------------
    5,880,000    NJ Health Care Facilities Financing Authority
                 (Trinitas Hospital/Marillac Corp. Obligated
                 Group) 1                                              5.250       07/01/2030        5,329,338
----------------------------------------------------------------------------------------------------------------
       15,000    NJ HFA                                                5.250       11/01/2015           15,015
----------------------------------------------------------------------------------------------------------------
       45,000    NJ HFA                                                5.375       11/01/2008           45,101
----------------------------------------------------------------------------------------------------------------
       30,000    NJ Higher Education Assistance Authority
                 (Student Loans)                                       5.250       06/01/2018           30,082
----------------------------------------------------------------------------------------------------------------

                    6 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                         COUPON        MATURITY             VALUE
----------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
----------------------------------------------------------------------------------------------------------------
 $     80,000    NJ Higher Education Assistance Authority
                 (Student Loans)                                       5.300%      06/01/2017     $     80,847
----------------------------------------------------------------------------------------------------------------
       40,000    NJ Higher Education Assistance Authority
                 (Student Loans)                                       5.800       06/01/2016           40,506
----------------------------------------------------------------------------------------------------------------
       20,000    NJ Higher Education Assistance Authority
                 (Student Loans)                                       5.900       07/01/2009           20,224
----------------------------------------------------------------------------------------------------------------
        5,000    NJ Higher Education Assistance Authority
                 (Student Loans)                                       6.000       07/01/2011            5,058
----------------------------------------------------------------------------------------------------------------
       20,000    NJ Higher Education Assistance Authority
                 (Student Loans)                                       6.125       07/01/2015           20,086
----------------------------------------------------------------------------------------------------------------
      480,000    NJ Higher Education Student Assistance
                 Authority (Student Loan)                              6.000       06/01/2015          500,362
----------------------------------------------------------------------------------------------------------------
       85,000    NJ Hsg. & Mortgage Finance Agency (Homebuyer)         5.150       10/01/2018           86,532
----------------------------------------------------------------------------------------------------------------
    3,725,000    NJ Hsg. & Mortgage Finance Agency (Homebuyer)         5.400       10/01/2020        3,771,786
----------------------------------------------------------------------------------------------------------------
    2,220,000    NJ Hsg. & Mortgage Finance Agency (Multifamily) 1     4.900       11/01/2026        2,084,469
----------------------------------------------------------------------------------------------------------------
    1,000,000    NJ Hsg. & Mortgage Finance Agency (Multifamily) 1     5.000       11/01/2036          908,460
----------------------------------------------------------------------------------------------------------------
      275,000    NJ Hsg. & Mortgage Finance Agency (Multifamily) 1     5.150       11/01/2030          266,802
----------------------------------------------------------------------------------------------------------------
       45,000    NJ Hsg. & Mortgage Finance Agency (Multifamily)       5.400       11/01/2017           45,405
----------------------------------------------------------------------------------------------------------------
   10,000,000    NJ Hsg. & Mortgage Finance Agency (Single
                 Family Hsg.) 3                                        4.550       10/01/2022        9,409,800
----------------------------------------------------------------------------------------------------------------
    5,000,000    NJ Hsg. & Mortgage Finance Agency (Single
                 Family Hsg.)                                          4.625       10/01/2027        4,454,250
----------------------------------------------------------------------------------------------------------------
      370,000    NJ Hsg. & Mortgage Finance Agency (Single
                 Family Hsg.)                                          4.800       10/01/2047          324,701
----------------------------------------------------------------------------------------------------------------
    4,500,000    NJ Hsg. & Mortgage Finance Agency (Single
                 Family Hsg.)                                          5.000       10/01/2037        4,198,410
----------------------------------------------------------------------------------------------------------------
    6,160,000    NJ Hsg. & Mortgage Finance Agency (Single
                 Family Hsg.) 4                                        5.375       04/01/2030        6,166,037
----------------------------------------------------------------------------------------------------------------
    2,500,000    NJ Hsg. & Mortgage Finance Agency, Series A           4.850       11/01/2039        2,227,325
----------------------------------------------------------------------------------------------------------------
    2,150,000    NJ Hsg. & Mortgage Finance Agency, Series A           4.950       11/01/2048        1,905,653
----------------------------------------------------------------------------------------------------------------
       40,000    NJ Hsg. & Mortgage Finance Agency, Series A           5.050       11/01/2018           40,202
----------------------------------------------------------------------------------------------------------------
       25,000    NJ Hsg. & Mortgage Finance Agency, Series A           5.050       05/01/2034           23,685
----------------------------------------------------------------------------------------------------------------
      130,000    NJ Hsg. & Mortgage Finance Agency, Series A 1         5.550       05/01/2027          130,352
----------------------------------------------------------------------------------------------------------------
    2,085,000    NJ Hsg. & Mortgage Finance Agency, Series A           5.650       05/01/2040        2,094,028
----------------------------------------------------------------------------------------------------------------
       10,000    NJ Hsg. & Mortgage Finance Agency, Series A1          6.250       05/01/2020           10,206
----------------------------------------------------------------------------------------------------------------
       15,000    NJ Hsg. & Mortgage Finance Agency, Series B           5.850       11/01/2012           15,578
----------------------------------------------------------------------------------------------------------------
       50,000    NJ Hsg. & Mortgage Finance Agency, Series B           6.150       11/01/2020           51,267
----------------------------------------------------------------------------------------------------------------
       20,000    NJ Hsg. & Mortgage Finance Agency, Series BB          5.300       04/01/2017           20,390
----------------------------------------------------------------------------------------------------------------
       90,000    NJ Hsg. & Mortgage Finance Agency, Series E1          5.750       05/01/2025           91,778
----------------------------------------------------------------------------------------------------------------
    1,525,000    NJ Hsg. & Mortgage Finance Agency, Series M 1         5.000       10/01/2036        1,536,117
----------------------------------------------------------------------------------------------------------------
       55,000    NJ Hsg. & Mortgage Finance Agency, Series T           5.600       04/01/2017           55,886
----------------------------------------------------------------------------------------------------------------
       80,000    NJ Hsg. & Mortgage Finance Agency, Series U           5.550       10/01/2011           81,301
----------------------------------------------------------------------------------------------------------------
    1,430,000    NJ Hsg. & Mortgage Finance Agency, Series U           5.750       04/01/2018        1,447,089
----------------------------------------------------------------------------------------------------------------
      385,000    NJ Hsg. & Mortgage Finance Agency, Series U 1         5.850       04/01/2029          386,964
----------------------------------------------------------------------------------------------------------------
       65,000    NJ Hsg. & Mortgage Finance Agency, Series V           5.250       04/01/2026           65,540
----------------------------------------------------------------------------------------------------------------
       55,000    NJ Readington-Lebanon Sewage Authority                5.250       01/01/2013           55,110
----------------------------------------------------------------------------------------------------------------
    1,525,000    NJ South Jersey Port Corp.                            5.200       01/01/2023        1,523,338
----------------------------------------------------------------------------------------------------------------
      200,000    NJ South Jersey Port Corp.                            5.250       01/01/2030          193,698
----------------------------------------------------------------------------------------------------------------
        5,000    NJ Sports & Exposition Authority, Series A            5.000       01/01/2010            5,010
----------------------------------------------------------------------------------------------------------------
       15,000    NJ Sports & Exposition Authority, Series A            5.125       01/01/2016           15,030
----------------------------------------------------------------------------------------------------------------
      210,000    NJ Sports & Exposition Authority, Series A            5.200       01/01/2020          210,311
----------------------------------------------------------------------------------------------------------------

                    7 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                         COUPON        MATURITY             VALUE
----------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
----------------------------------------------------------------------------------------------------------------
 $    490,000    NJ Sports & Exposition Authority, Series A            5.200%      01/01/2024     $    490,642
----------------------------------------------------------------------------------------------------------------
   48,000,000    NJ Tobacco Settlement Financing Corp.                 4.625       06/01/2026       41,010,240
----------------------------------------------------------------------------------------------------------------
   29,820,000    NJ Tobacco Settlement Financing Corp.                 4.750       06/01/2034       23,585,234
----------------------------------------------------------------------------------------------------------------
    5,515,000    NJ Tobacco Settlement Financing Corp.                 5.000       06/01/2029        4,776,817
----------------------------------------------------------------------------------------------------------------
  200,000,000    NJ Tobacco Settlement Financing Corp.                 5.800 7     06/01/2041       16,368,000
----------------------------------------------------------------------------------------------------------------
  328,450,000    NJ Tobacco Settlement Financing Corp.                 5.865 7     06/01/2041       29,297,740
----------------------------------------------------------------------------------------------------------------
       15,000    NJ Wastewater Treatment                               5.200       09/01/2010           15,032
----------------------------------------------------------------------------------------------------------------
       55,000    Pleasantville, NJ School District COP                 5.500       10/01/2013           55,122
----------------------------------------------------------------------------------------------------------------
       20,000    Pompton Lakes, NJ School District                     5.500       08/01/2009           20,051
----------------------------------------------------------------------------------------------------------------
    1,535,000    Port Authority  NY/NJ (JFK International Air
                 Terminal)                                             5.750       12/01/2022        1,540,204
----------------------------------------------------------------------------------------------------------------
    5,485,000    Port Authority  NY/NJ (JFK International Air
                 Terminal) 1                                           5.750       12/01/2025        5,484,726
----------------------------------------------------------------------------------------------------------------
    3,535,000    Port Authority  NY/NJ (KIAC)                          6.750       10/01/2011        3,535,035
----------------------------------------------------------------------------------------------------------------
    3,210,000    Port Authority  NY/NJ (KIAC)                          6.750       10/01/2019        3,218,828
----------------------------------------------------------------------------------------------------------------
       40,000    Port Authority  NY/NJ, 116th Series                   5.000       10/01/2016           40,073
----------------------------------------------------------------------------------------------------------------
       40,000    Port Authority  NY/NJ, 117th Series                   5.125       11/15/2013           40,616
----------------------------------------------------------------------------------------------------------------
       25,000    Port Authority  NY/NJ, 122nd Series                   5.125       01/15/2036           24,833
----------------------------------------------------------------------------------------------------------------
       20,000    Port Authority  NY/NJ, 124th Series                   5.000       08/01/2022           20,032
----------------------------------------------------------------------------------------------------------------
    6,595,000    Port Authority  NY/NJ, 126th Series 1                 5.250       05/15/2037        6,590,911
----------------------------------------------------------------------------------------------------------------
    9,235,000    Port Authority  NY/NJ, 127th Series 3                 5.250       12/15/2032        9,272,756
----------------------------------------------------------------------------------------------------------------
   10,500,000    Port Authority  NY/NJ, 143rd Series 3                 5.000       10/01/2030       10,277,978
----------------------------------------------------------------------------------------------------------------
       20,000    Riverside, NJ Township GO                             5.450       12/01/2010           20,039
----------------------------------------------------------------------------------------------------------------
      215,000    Salem County, NJ IPCFA (Atlantic City Electric
                 Company)                                              5.600       11/01/2025          215,200
----------------------------------------------------------------------------------------------------------------
       40,000    Salem County, NJ IPCFA (Atlantic City Electric
                 Company)                                              5.600       11/01/2025           40,036
----------------------------------------------------------------------------------------------------------------
    1,540,000    Salem County, NJ IPCFA (Public Service
                 Electric & Gas) 1                                     5.200       03/01/2025        1,540,678
----------------------------------------------------------------------------------------------------------------
    4,770,000    Salem County, NJ IPCFA (Public Service
                 Electric & Gas)                                       5.450       02/01/2032        4,769,618
----------------------------------------------------------------------------------------------------------------
    1,440,000    Salem County, NJ IPCFA (Public Service
                 Electric & Gas)                                       5.750       04/01/2031        1,375,574
----------------------------------------------------------------------------------------------------------------
    3,980,000    Union County, NJ Improvement Authority
                 (Juvenile Detention Center) 1                         5.500       05/01/2034        4,204,552
----------------------------------------------------------------------------------------------------------------
       65,000    Union County, NJ Improvement Authority (Linden
                 Airport)                                              5.000       03/01/2028           65,494
----------------------------------------------------------------------------------------------------------------
       50,000    Union County, NJ Utilities Authority (County
                 Deficiency)                                           5.000       06/15/2028           48,275
----------------------------------------------------------------------------------------------------------------
      435,000    Union County, NJ Utilities Authority (County
                 Deficiency)                                           5.000       06/15/2028          419,988
----------------------------------------------------------------------------------------------------------------
       50,000    Union County, NJ Utilities Authority (County
                 Deficiency)                                           5.000       06/15/2028           50,298
----------------------------------------------------------------------------------------------------------------
       15,000    Union County, NJ Utilities Authority (Ogden
                 Martin Systems of Union)                              5.000       06/01/2016           15,073
----------------------------------------------------------------------------------------------------------------
    1,770,000    Union County, NJ Utilities Authority (Ogden
                 Martin Systems of Union) 1                            5.000       06/01/2023        1,733,219
----------------------------------------------------------------------------------------------------------------
      185,000    Union County, NJ Utilities Authority (Ogden
                 Martin Systems of Union)                              5.350       06/01/2023          185,533
----------------------------------------------------------------------------------------------------------------
      160,000    Union County, NJ Utilities Authority (Ogden
                 Martin Systems of Union)                              5.375       06/01/2017          161,470
----------------------------------------------------------------------------------------------------------------

                    8 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                         COUPON        MATURITY             VALUE
----------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
----------------------------------------------------------------------------------------------------------------
 $    185,000    Union County, NJ Utilities Authority (Ogden
                 Martin Systems of Union)                              5.375%      06/01/2018     $    186,288
----------------------------------------------------------------------------------------------------------------
      350,000    Union County, NJ Utilities Authority (Ogden
                 Martin Systems of Union)                              5.375       06/01/2019          352,093
----------------------------------------------------------------------------------------------------------------
      120,000    Union County, NJ Utilities Authority (Ogden
                 Martin Systems of Union)                              5.375       06/01/2020          120,684
----------------------------------------------------------------------------------------------------------------
       10,000    University of Medicine & Dentistry of New
                 Jersey COP                                            6.750       12/01/2009           10,141
                                                                                                  --------------
                                                                                                   623,714,440

U.S. POSSESSIONS--36.6%
    1,740,000    Guam Education Financing Foundation COP 1             5.000       10/01/2023        1,725,175
----------------------------------------------------------------------------------------------------------------
    1,455,000    Guam GO                                               5.400       11/15/2018        1,452,075
----------------------------------------------------------------------------------------------------------------
    2,500,000    Guam Government Waterworks Authority and
                 Wastewater System                                     5.875       07/01/2035        2,430,400
----------------------------------------------------------------------------------------------------------------
    3,900,000    Guam Government Waterworks Authority and
                 Wastewater System                                     6.000       07/01/2025        3,943,719
----------------------------------------------------------------------------------------------------------------
       50,000    Guam Power Authority, Series A                        5.125       10/01/2029           44,956
----------------------------------------------------------------------------------------------------------------
    4,650,000    Northern Mariana Islands Commonwealth, Series A       5.000       06/01/2030        3,941,387
----------------------------------------------------------------------------------------------------------------
      300,000    Northern Mariana Islands Commonwealth, Series A       6.750       10/01/2033          311,733
----------------------------------------------------------------------------------------------------------------
    1,225,000    Northern Mariana Islands Ports Authority, Series A    5.500       03/15/2031        1,069,560
----------------------------------------------------------------------------------------------------------------
    3,230,000    Northern Mariana Islands Ports Authority, Series A    6.250       03/15/2028        2,805,449
----------------------------------------------------------------------------------------------------------------
   10,000,000    Puerto Rico Aqueduct & Sewer Authority 3              5.125       07/01/2047       10,240,650
----------------------------------------------------------------------------------------------------------------
    2,500,000    Puerto Rico Aqueduct & Sewer Authority                0.000 8     07/01/2024        2,159,800
----------------------------------------------------------------------------------------------------------------
    2,500,000    Puerto Rico Aqueduct & Sewer Authority                6.000       07/01/2038        2,619,975
----------------------------------------------------------------------------------------------------------------
    1,400,000    Puerto Rico Aqueduct & Sewer Authority                6.000       07/01/2044        1,466,066
----------------------------------------------------------------------------------------------------------------
    5,200,000    Puerto Rico Children's Trust Fund (TASC)              5.500       05/15/2039        5,101,200
----------------------------------------------------------------------------------------------------------------
    3,000,000    Puerto Rico Children's Trust Fund (TASC)              5.625       05/15/2043        2,952,540
----------------------------------------------------------------------------------------------------------------
   94,000,000    Puerto Rico Children's Trust Fund (TASC)              6.313 7     05/15/2050        4,669,920
----------------------------------------------------------------------------------------------------------------
   26,000,000    Puerto Rico Children's Trust Fund (TASC)              7.031 7     05/15/2055          788,840
----------------------------------------------------------------------------------------------------------------
      350,000    Puerto Rico Commonwealth GO 1                         5.000       07/01/2025          343,648
----------------------------------------------------------------------------------------------------------------
       50,000    Puerto Rico Commonwealth GO                           5.000       07/01/2026           49,061
----------------------------------------------------------------------------------------------------------------
   12,015,000    Puerto Rico Commonwealth GO 1                         5.000       07/01/2027       11,710,540
----------------------------------------------------------------------------------------------------------------
    4,685,000    Puerto Rico Commonwealth GO                           5.000       07/01/2034        4,436,227
----------------------------------------------------------------------------------------------------------------
    3,170,000    Puerto Rico Commonwealth GO                           5.125       07/01/2031        3,035,117
----------------------------------------------------------------------------------------------------------------
    2,250,000    Puerto Rico Commonwealth GO                           5.250       07/01/2026        2,239,403
----------------------------------------------------------------------------------------------------------------
      945,000    Puerto Rico Commonwealth GO                           5.250       07/01/2030          925,533
----------------------------------------------------------------------------------------------------------------
    1,750,000    Puerto Rico Commonwealth GO                           5.250       07/01/2031        1,704,115
----------------------------------------------------------------------------------------------------------------
      950,000    Puerto Rico Commonwealth GO                           5.250       07/01/2032          923,324
----------------------------------------------------------------------------------------------------------------
   16,035,000    Puerto Rico Commonwealth GO                           5.250       07/01/2034       15,567,580
----------------------------------------------------------------------------------------------------------------
    3,000,000    Puerto Rico Electric Power Authority, Series TT       5.000       07/01/2037        2,884,110
----------------------------------------------------------------------------------------------------------------
   20,500,000    Puerto Rico Electric Power Authority, Series UU 3     2.507 5     07/01/2031       14,863,500
----------------------------------------------------------------------------------------------------------------
    6,200,000    Puerto Rico Electric Power Authority, Series UU 1     2.247 5     07/01/2025        4,518,560
----------------------------------------------------------------------------------------------------------------
      885,000    Puerto Rico HFC, Series B                             5.300       12/01/2028          887,451
----------------------------------------------------------------------------------------------------------------
      810,000    Puerto Rico Highway & Transportation
                 Authority, Series G                                   5.000       07/01/2042          760,849
----------------------------------------------------------------------------------------------------------------
    4,000,000    Puerto Rico Highway & Transportation
                 Authority, Series K                                   5.000       07/01/2027        3,898,640
----------------------------------------------------------------------------------------------------------------
    5,145,000    Puerto Rico Highway & Transportation
                 Authority, Series K 1                                 5.000       07/01/2030        4,944,705
----------------------------------------------------------------------------------------------------------------

                    9 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                         COUPON        MATURITY             VALUE
----------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
----------------------------------------------------------------------------------------------------------------
 $    450,000    Puerto Rico Highway & Transportation
                 Authority, Series M                                   5.000%      07/01/2037     $    424,940
----------------------------------------------------------------------------------------------------------------
   12,000,000    Puerto Rico Highway & Transportation
                 Authority, Series N 3                                 2.337 5     07/01/2045        7,875,600
----------------------------------------------------------------------------------------------------------------
   29,000,000    Puerto Rico Highway & Transportation
                 Authority, Series N 6                                 2.337 5     07/01/2045       19,032,700
----------------------------------------------------------------------------------------------------------------
    1,000,000    Puerto Rico Infrastructure                            5.000       07/01/2027          974,660
----------------------------------------------------------------------------------------------------------------
    5,000,000    Puerto Rico Infrastructure                            5.000       07/01/2037        4,700,550
----------------------------------------------------------------------------------------------------------------
    5,000,000    Puerto Rico Infrastructure                            5.000       07/01/2037        4,721,550
----------------------------------------------------------------------------------------------------------------
    9,750,000    Puerto Rico Infrastructure                            5.000       07/01/2041        9,121,905
----------------------------------------------------------------------------------------------------------------
   20,100,000    Puerto Rico Infrastructure                            5.000       07/01/2046       18,835,107
----------------------------------------------------------------------------------------------------------------
      930,000    Puerto Rico ITEMECF (Ana G. Mendez University)        5.000       03/01/2036          792,062
----------------------------------------------------------------------------------------------------------------
      100,000    Puerto Rico ITEMECF (Ana G. Mendez University)        5.375       02/01/2019           99,668
----------------------------------------------------------------------------------------------------------------
      555,000    Puerto Rico ITEMECF (Ana G. Mendez University)        5.375       02/01/2029          513,153
----------------------------------------------------------------------------------------------------------------
    1,710,000    Puerto Rico ITEMECF (Cogeneration Facilities)         6.625       06/01/2026        1,758,205
----------------------------------------------------------------------------------------------------------------
      205,000    Puerto Rico ITEMECF (Dr. Pila Hospital)               6.250       08/01/2032          205,406
----------------------------------------------------------------------------------------------------------------
    1,000,000    Puerto Rico ITEMECF (Polytechnic University)          5.000       08/01/2032          976,570
----------------------------------------------------------------------------------------------------------------
      265,000    Puerto Rico ITEMECF (SEAM/Hospital Espanol
                 Auxillio Obligated Group)                             6.250       07/01/2024          267,152
----------------------------------------------------------------------------------------------------------------
      500,000    Puerto Rico Municipal Finance Agency, Series A        5.250       08/01/2024          501,155
----------------------------------------------------------------------------------------------------------------
    3,250,000    Puerto Rico Municipal Finance Agency, Series A        5.250       08/01/2025        3,246,068
----------------------------------------------------------------------------------------------------------------
   18,350,000    Puerto Rico Port Authority (American Airlines),
                 Series A                                              6.300       06/01/2023       13,520,647
----------------------------------------------------------------------------------------------------------------
       80,000    Puerto Rico Port Authority, Series D                  6.000       07/01/2021           80,303
----------------------------------------------------------------------------------------------------------------
      265,000    Puerto Rico Public Buildings Authority                5.125       07/01/2024          262,538
----------------------------------------------------------------------------------------------------------------
    4,535,000    Puerto Rico Public Buildings Authority                5.250       07/01/2029        4,471,964
----------------------------------------------------------------------------------------------------------------
   16,305,000    Puerto Rico Public Buildings Authority                5.250       07/01/2033       15,838,188
----------------------------------------------------------------------------------------------------------------
    1,530,000    Puerto Rico Public Buildings Authority, Series D      5.250       07/01/2036        1,483,932
----------------------------------------------------------------------------------------------------------------
   10,000,000    Puerto Rico Sales Tax Financing Corp., Series A 3     3.100 5     08/01/2057        7,250,500
----------------------------------------------------------------------------------------------------------------
    9,000,000    Puerto Rico Sales Tax Financing Corp., Series A       5.250       08/01/2057        9,018,810
----------------------------------------------------------------------------------------------------------------
    1,000,000    University of Puerto Rico                             5.000       06/01/2025          981,930
----------------------------------------------------------------------------------------------------------------
    3,350,000    University of Puerto Rico 1                           5.000       06/01/2025        3,289,466
----------------------------------------------------------------------------------------------------------------
    3,000,000    University of Puerto Rico, Series Q 1                 5.000       06/01/2030        2,872,230
----------------------------------------------------------------------------------------------------------------
      150,000    University of V.I., Series A                          5.250       12/01/2023          147,410
----------------------------------------------------------------------------------------------------------------
      710,000    University of V.I., Series A                          5.375       06/01/2034          666,470
----------------------------------------------------------------------------------------------------------------
    1,000,000    University of V.I., Series A                          6.000       12/01/2024        1,010,640
----------------------------------------------------------------------------------------------------------------
       40,000    University of V.I., Series A                          6.250       12/01/2029           40,566
----------------------------------------------------------------------------------------------------------------
       60,000    V.I. HFA, Series A                                    6.500       03/01/2025           60,029
----------------------------------------------------------------------------------------------------------------
    5,000,000    V.I. Public Finance Authority (Hovensa Coker)1        6.500       07/01/2021        5,127,550
----------------------------------------------------------------------------------------------------------------
    1,515,000    V.I. Public Finance Authority, Series A               6.375       10/01/2019        1,618,868
----------------------------------------------------------------------------------------------------------------
      325,000    V.I. Public Finance Authority, Series E               5.875       10/01/2018          328,331
----------------------------------------------------------------------------------------------------------------
    2,500,000    V.I. Public Finance Authority, Series E               6.000       10/01/2022        2,512,950
----------------------------------------------------------------------------------------------------------------
   11,100,000    V.I. Tobacco Settlement Financing Corp.               6.235 7     05/15/2035        1,630,590
----------------------------------------------------------------------------------------------------------------
    1,100,000    V.I. Tobacco Settlement Financing Corp.               6.500 7     05/15/2035          154,176
----------------------------------------------------------------------------------------------------------------
    2,050,000    V.I. Tobacco Settlement Financing Corp.               6.875 7     05/15/2035          265,721
----------------------------------------------------------------------------------------------------------------
    3,100,000    V.I. Tobacco Settlement Financing Corp.               7.625 7     05/15/2035          361,181
----------------------------------------------------------------------------------------------------------------
      290,000    V.I. Water & Power Authority                          5.300       07/01/2018          290,183
----------------------------------------------------------------------------------------------------------------

                   10 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                         COUPON        MATURITY             VALUE
----------------------------------------------------------------------------------------------------------------

U.S. POSSESSIONS CONTINUED
 $    175,000    V.I. Water & Power Authority                          5.300%      07/01/2021     $    170,838
                                                                                                  ------------
                                                                                                   268,918,270
----------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $979,796,961)-121.5%                                             892,632,710
----------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(21.5)                                                      (158,192,626)
                                                                                                  ------------
NET ASSETS-100.0%                                                                                 $734,440,084
                                                                                                  ============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2. Issue is in default. See accompanying Notes.

3. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

4. When-issued security or delayed delivery to be delivered and settled after April 30, 2008. See accompanying Notes.

5. Represents the current interest rate for a variable or increasing rate security.

6. Illiquid security. The aggregate value of illiquid securities as of April 30, 2008 was $23,703,618, which represents 3.23% of the Fund's net assets. See accompanying Notes.

7. Zero coupon bond reflects effective yield on the date of purchase.

8. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

AHS       Adventist Health System
CMC       Carolinas Medical Center
CMHS      Clara Maass Health System
CMMC      Clara Maass Medical Center
COP       Certificates of Participation
CoMC      Community Medical Center
DRIVERS   Derivative Inverse Tax Exempt Receipts
EDA       Economic Devel. Authority
GO        General Obligation
HDC       Housing Devel. Corp.
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
IPCFA     Industrial Pollution Control Financing Authority
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK       John Fitzgerald Kennedy
KMCC      Kensington Manor Care Center
MHC       Meridian Hospitals Corp.
NY/NJ     New York/New Jersey
ONP       Ocean Nursing Pavillion, Inc.
PCFA      Pollution Control Finance Authority
RITES     Residual Interest Tax Exempt Security
ROLs      Residual Option Longs
RWJ       Robert Wood Johnson
SEAM      Sociedad Espanola de Auxilio Mutuo
TASC      Tobacco Settlement Asset-Backed Bonds
THGS      The House of the Good Shepard
THGSF     The House of the Good Shepard Foundation
V.I.      United States Virgin Islands

                   11 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of April 30, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                WHEN-ISSUED OR DELAYED DELIVERY
                                BASIS TRANSACTIONS
        -------------------------------------------------------
        Purchased securities                      $  11,141,250
        -------------------------------------------------------

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may invest up to 20% of its total assets (which includes the effects of leverage) in inverse floaters. Inverse floaters, including the effects of leverage, amount to $134,139,148 as of April 30, 2008.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of

                   12 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but do not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At April 30, 2008, municipal bond holdings with a value of $188,658,445 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $147,450,000 in short-term floating rate notes issued and outstanding at that date.

At April 30, 2008, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

                                                                           COUPON      MATURITY
PRINCIPAL AMOUNT  INVERSE FLOATER 1                                        RATE 2          DATE           VALUE
-----------------------------------------------------------------------------------------------------------------

 $    2,170,000   NJ EDA RITES 3                                           11.985%       3/1/27    $  2,401,886
      9,045,000   NJ EDA ROLs                                              12.642        3/1/30       9,975,369
      4,520,000   NJ EDA ROLs                                              12.642        3/1/28       5,080,932
      3,870,000   NJ Health Care Facilities Financing Authority DRIVERS     8.880       9/15/28       4,041,054
     19,700,000   NJ Health Care Facilities Financing Authority ROLs 3      1.658      11/15/33       9,260,970
      2,500,000   NJ Hsg. & Mortgage Finance Agency ROLs                    9.520       10/1/22       1,909,800
      2,500,000   NJ Reset Optional Certificates Trust II ROLs             12.463        9/1/36       2,697,450
      2,625,000   Port Authority NY/NJ, 2271st Series ROLs 3               12.040       10/1/30       2,402,978
      2,305,000   Port Authority NY/NJ, 238th Series ROLs                  11.433      12/15/32       2,342,756
      2,500,000   Puerto Rico Aqueduct & Sewer Authority ROLs              12.240        7/1/47       2,740,650
      5,865,000   Puerto Rico Electric Power Authority ROLs 3               2.091        7/1/31         228,500
      4,000,000   Puerto Rico Highway & Transportation Authority ROLs 3     4.435        7/1/45        (124,400)
      1,000,000   Puerto Rico Sales Tax Financing Corp. ROLs 3             20.767        8/1/57      (1,749,500)
                                                                                                   --------------
                                                                                                   $ 41,208,445
                                                                                                   ==============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 11 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond.

3. Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of April 30, 2008, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $65,715,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may

                   13 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of April 30, 2008, securities with an aggregate market value of $7,046,222, representing 0.96% of the Fund's net assets, were in default.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES
As of April 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

BORROWINGS
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations in the annual and semiannual reports.

The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1,250,000,000, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (2.9709% as of April 30, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of April 30, 2008, the Fund had borrowings outstanding at an interest rate of 2.9709%. Details of the borrowings for the period ended April 30, 2008 are as follows:

Average Daily Loan Balance     $ 16,413,869
                               ------------
Average Daily Interest Rate           4.705%
                               ------------
Fees Paid                      $     65,795
                               ------------
Interest Paid                  $    542,356
                               ------------

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of April 30, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

                   14 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Oppenheimer New Jersey Municipal Fund
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

Federal tax cost of securities   $   989,609,004
                                 ===============

Gross unrealized appreciation    $     3,404,758
Gross unrealized depreciation       (100,381,052)
                                 ===============
Net unrealized depreciation      $   (96,976,294)
                                 ===============

                   15 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/30/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Multi-State Municipal Trust

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 06/10/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 06/10/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 06/10/2008